UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21977

PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2014 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 3.2%
1,165,730	Challenger Ltd.	$6,102,595
242,629	Ramsay Health Care Ltd.	9,284,889
482,763	Seek Ltd.	5,227,224

		20,614,708

	Belgium - 1.6%
57,813	Anheuser-Busch InBev NV	5,539,324
83,067	KBC Groep NV	4,912,639

		10,451,963

	Canada - 6.6%
96,580	Canadian National Railway Co.	5,163,580
27,966	Canadian Pacific Railway Ltd.	4,234,970
66,612	Dollarama, Inc.	5,018,528
109,706	Keyera Corp.	6,494,099
123,213	Methanex Corp.	7,361,064
97,201	Open Text Corp.	9,621,151
135,852	Peyto Exploration & Development Corp.	3,977,048

		41,870,440

	Denmark - 4.0%
101,822	Coloplast A/S, Class B	7,638,743
125,870	Novozymes A/S, Class B	5,432,305
157,862	Topdanmark A/S(a)	4,171,118
245,389	Vestas Wind Systems A/S(a)	8,071,496

		25,313,662

	Finland - 2.2%
140,078	Kone Oyj, Class B	5,704,848
556,739	Nokia Oyj(a)	3,862,817
94,874	Sampo Oyj, Class A	4,407,615

		13,975,280

	France - 4.9%
1,211,281	Alcatel-Lucent(a)	4,895,520
52,591	Arkema SA	5,612,736
45,079	Publicis Groupe SA	3,998,852
89,123	Safran SA	6,341,058
32,351	Wendel SA	4,388,872
32,734	Zodiac Aerospace	5,769,549

		31,006,587

	Germany - 9.1%
48,487	Continental AG	10,445,599
76,742	Deutsche Postbank AG	3,880,892
101,314	ElringKlinger AG	3,749,046
201,734	Freenet AG	6,157,817
65,715	Fuchs Petrolub AG	5,096,536
38,874	Henkel AG & Co. KGaA	3,782,883
45,185	MTU Aero Engines Holding AG	4,012,520
121,924	United Internet AG	5,330,518
22,184	Volkswagen AG (Preference Shares)	5,625,749
233,052	Wirecard AG	10,204,748

		58,286,308

	Hong Kong - 2.5%
1,636,119	Galaxy Entertainment Group Ltd.(a)	$16,077,153

	Ireland - 0.7%
61,763	Kerry Group PLC, Class A	4,156,197

	Japan - 6.3%
177,005	Century Tokyo Leasing Corp.	5,241,507
99,537	Don Quijote Co. Ltd.	6,187,818
357,183	Fuji Heavy Industries Ltd.	9,971,074
9,505	Keyence Corp.	3,961,931
891,695	Mazda Motor Corp.(a)	4,380,440
359,147	ORIX Corp.	5,599,291
191,287	Seiko Epson Corp.	5,066,100

		40,408,161

	Macau - 2.1%
4,337,402	SJM Holdings Ltd.	13,546,002

	Netherlands - 1.2%
89,642	ASML Holding NV	7,613,448

	Norway - 0.9%
100,983	Schibsted ASA	5,889,036

	Singapore - 1.1%
3,872,888	Ezion Holdings Ltd.	6,817,398

	Spain - 1.8%
106,839	Grifols SA	5,539,070
41,497	Industria de Diseno Textil SA (Inditex)	6,194,860

		11,733,930

	Sweden - 4.2%
94,786	Assa Abloy AB, Class B	4,734,812
273,501	Hexagon AB, Class B	8,694,442
132,959	Investment AB Kinnevik, Class B	5,223,955
310,705	Swedbank AB, Class A	8,130,483

		26,783,692

	Switzerland - 7.9%
188,479	ABB Ltd.	4,707,552
83,406	Compagnie Financiere Richemont SA	7,749,809
14,405	EMS-Chemie Holding AG	4,958,603
16,566	Flughafen Zuerich AG	9,749,548
4,679	Galenica AG	4,468,984
17,292	Geberit AG	5,025,401
39,384	Sonova Holding AG	5,418,480
36,832	Swatch Group AG (The)	3,788,330
13,584	Syngenta AG	4,816,234

		50,682,941

	United Kingdom - 36.4%
601,236	Aberdeen Asset Management PLC	3,861,500
777,014	ARM Holdings PLC	11,939,799
617,291	Ashtead Group PLC	8,009,375
455,869	Babcock International Group PLC	10,413,852
103,988	Berkeley Group Holdings PLC (The)	4,421,160
3,824,671	Booker Group PLC	9,730,196
682,389	BT Group PLC	4,298,603
956,208	Carphone Warehouse Group PLC	4,695,583
336,576	Compass Group PLC	5,036,393
232,197	easyJet PLC	6,273,573
1,192,409	GKN PLC	7,726,958
436,589	Halma PLC	4,294,311

Schedule of Investments

492,144	Hargreaves Lansdown PLC	$12,018,978
230,004	IMI PLC	5,658,662
937,171	Inchcape PLC	9,010,134
98,169	Intertek Group PLC	4,569,032
2,653,301	ITV PLC	8,568,516
683,800	Kingfisher PLC	4,153,532
1,958,446	Legal & General Group PLC	6,929,664
368,358	Mondi PLC	5,587,639
79,741	Next PLC	8,190,648
1,453,812	Old Mutual PLC	4,121,487
213,435	Persimmon PLC(a)	4,605,607
217,000	Prudential PLC	4,379,400
308,790	Rightmove PLC	12,849,419
357,318	Rolls-Royce Holdings PLC	6,970,472
84,327	SABMiller PLC	3,797,290
131,468	Spectris PLC	4,800,878
84,119	Spirax-Sarco Engineering PLC	4,036,765
1,216,872	Sports Direct International PLC(a)	13,679,101
360,437	St. James’s Place PLC	4,561,174
3,051,671	Taylor Wimpey PLC	5,627,132
274,722	Travis Perkins PLC	7,851,445
180,321	Weir Group PLC (The)	6,205,539
69,660	Whitbread PLC	4,294,248

		233,168,065

	United States - 3.3%
532,138	Sky Deutschland AG(a)	4,844,618
121,729	Valeant Pharmaceuticals International, Inc.(a)	16,500,205

		21,344,823

	Total Investments (Cost $566,472,770)(b)-100.0%	639,739,794
	Other assets less liabilities-0.0%	112,930

	Net Assets-100.0%	$639,852,724

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $567,227,057. The net unrealized appreciation was $72,512,737 which consisted of aggregate gross unrealized appreciation of $83,615,409 and aggregate gross unrealized depreciation of $11,102,672.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 101.4%
	Argentina - 0.6%
72,030	YPF SA ADR	$1,598,346

	Chile - 0.5%
19,537	Banco de Chile ADR	1,431,085

	China - 17.2%
3,328,000	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	2,177,292
413,417	BYD Co. Ltd., H-Shares(a)	1,969,971
474,651	China Finance Online Co. Ltd. ADR(a)	3,464,952
694,484	China Oilfield Services Ltd., H-Shares	1,860,353
1,684,284	China Railway Construction Corp. Ltd., H-Shares	1,407,764
3,331,326	China Railway Group Ltd., H-Shares	1,480,151
212,923	E-House China Holdings Ltd. ADR	2,593,402
1,284,194	Great Wall Motor Co. Ltd., H-Shares	6,053,150
5,582,000	Huaneng Renewables Corp. Ltd., H-Shares	2,329,188
2,035,947	Lenovo Group Ltd.	2,637,753
66,373	New Oriental Education & Technology Group, Inc. ADR	1,947,384
5,174,456	Shanghai Jin Jiang International Hotels (Group) Co. Ltd., H-Shares	1,586,030
5,415,765	Sinotrans Ltd., H-Shares	2,238,899
314,063	Trina Solar Ltd. ADR(a)	4,663,836
359,892	Tsingtao Brewery Co. Ltd., H-Shares	2,639,585
54,728	WuXi PharmaTech Cayman, Inc. ADR(a)	1,910,007
1,940,399	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	2,069,146
575,299	Yingli Green Energy Holding Co. Ltd. ADR(a)	3,503,571
987,708	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	3,065,599

		49,598,033

	India - 2.5%
58,491	Dr Reddy’s Laboratories Ltd. ADR	2,440,244
108,460	Tata Motors Ltd. ADR	3,020,611
86,035	WNS Holdings Ltd. ADR(a)	1,852,334

		7,313,189

	Israel - 0.6%
194,198	Partner Communications Co. Ltd. ADR(a)	1,659,422

	Malaysia - 7.4%
1,448,300	Affin Holdings Bhd	1,774,400
884,400	AMMB Holdings Bhd	1,937,144
1,045,400	Axiata Group Bhd	2,049,253
2,233,800	BIMB Holdings Bhd	2,863,589
3,524,300	Dialog Group Bhd	3,422,673
710,600	Malaysia Airports Holdings Bhd	1,796,407

6,348,500	Perisai Petroleum Teknologi Bhd(a)	$3,168,084
282,500	Petronas Dagangan Bhd	2,578,082
251,100	Petronas Gas Bhd	1,754,286

		21,343,918

	Mexico - 3.8%
1,614,909	Controladora Comercial Mexicana SAB de CV	6,123,301
189,598	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,132,769
540,409	Grupo Carso SAB de CV, Series A1	2,824,863

		11,080,933

	Panama - 1.3%
29,098	Copa Holdings SA, Class A	3,803,109

	Philippines - 1.5%
1,940,222	International Container Terminal Services, Inc.	4,212,662

	South Africa - 18.3%
219,755	Aspen Pharmacare Holdings Ltd.	4,934,514
155,098	Cashbuild Ltd.	1,909,433
910,804	Coronation Fund Managers Ltd.	6,494,588
808,989	EOH Holdings Ltd.	5,700,498
363,820	Famous Brands Ltd.	3,257,482
543,166	FirstRand Ltd.	1,513,448
230,840	Invicta Holdings Ltd.	2,536,424
389,857	Mediclinic International Ltd.	2,492,292
1,274,487	Metair Investments Ltd.	4,935,339
491,192	Nampak Ltd.	1,525,636
43,595	Naspers Ltd., Class N	4,432,863
833,113	Netcare Ltd.	1,659,699
103,759	Omnia Holdings Ltd.	1,913,764
268,757	Pioneer Foods Ltd.	2,110,352
355,687	PSG Group Ltd.	2,531,807
420,207	RMB Holdings Ltd.	1,608,779
357,974	Sanlam Ltd.	1,528,531
439,260	Steinhoff International Holdings Ltd.	1,801,285

		52,886,734

	South Korea - 17.3%
6,809	Amorepacific Group, Inc.(a)	3,018,518
94,690	Cheil Worldwide, Inc.(a)	2,477,059
131,320	Daesang Corp.(a)	4,343,185
47,738	Dongbu Insurance Co. Ltd.	2,399,500
42,327	Global & Yuasa Battery Co. Ltd.	2,139,385
62,780	Grand Korea Leisure Co. Ltd.	2,434,129
89,206	Hanssem Co. Ltd.(a)	4,375,499
12,053	Hyundai Department Store Co. Ltd.	1,621,555
132,710	Hyundai Greenfood Co. Ltd.	2,237,974
42,515	Hyundai Motor Co. (Preference Shares)	5,183,545
29,193	Korea Gas Corp.(a)	1,816,465
7,282	Ottogi Corp.	2,680,532
1,405	Samsung Electronics Co. Ltd.	1,680,198
391,350	SBS Media Holdings Co. Ltd.(a)	1,755,015
22,728	SK C&C Co. Ltd.	2,654,272
100,580	Youngone Corp.(a)	3,622,515
80,794	Youngone Holdings Co. Ltd.(a)	5,510,312

		49,949,658

	Taiwan - 20.1%
371,642	Advanced Semiconductor Engineering, Inc. ADR	1,679,822
506,000	Advantech Co. Ltd.	3,156,498
3,026,700	China Life Insurance Co. Ltd.	2,892,086

Schedule of Investments

339,000	China Steel Chemical Corp.	$1,879,759
335,000	Delta Electronics, Inc.	1,840,993
3,064,000	E.Sun Financial Holding Co. Ltd.	1,906,309
1,258,000	Fubon Financial Holding Co. Ltd.	1,777,124
456,684	Himax Technologies, Inc. ADR	6,685,854
8,656,000	Inotera Memories, Inc.(a)	6,742,523
1,335,000	Pou Chen Corp.	1,850,648
314,000	President Chain Store Corp.	2,109,052
1,454,000	Ruentex Development Co. Ltd.	2,562,706
2,303,000	Standard Foods Corp.	6,749,943
1,845,000	Teco Electric and Machinery Co. Ltd.	2,012,617
2,042,000	Ton Yi Industrial Corp.	2,021,949
526,000	Yulon Nissan Motor Co. Ltd.	6,840,300
1,934,000	Yungtay Engineering Co. Ltd.	5,304,576

		58,012,759

	Thailand - 6.5%
941,507	Bumrungrad Hospital PCL	2,395,837
2,656,600	Central Pattana PCL	3,017,949
5,175,328	Charoen Pokphand Foods PCL	4,468,248
10,207,300	Energy Earth PCL	1,886,232
943,474	Thai Union Frozen Products PCL	1,993,557
4,985,900	Toyo-Thai Corp. PCL	4,871,108

		18,632,931

	Turkey - 3.8%
1,220,348	Aksa Akrilik Kimya Sanayii	4,037,420
1,277,404	Aselsan Elektronik Sanayi Ve Ticaret AS	4,406,984
346,243	TAV Havalimanlari Holding AS	2,595,789
1	Turk Hava Yollari AO	3

		11,040,196

	Total Investments (Cost $281,972,946)(b)-101.4%	292,562,975
	Other assets less liabilities-(1.4)%	(4,013,548)

	Net Assets-100.0%	$288,549,427

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $283,184,396. The net unrealized appreciation was $9,378,579 which consisted of aggregate gross unrealized appreciation of $25,061,806 and aggregate gross unrealized depreciation of $15,683,227.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Bahamas - 0.5%
78,497	LSR Group OJSC GDR	$275,525

	Brazil - 8.2%
74,773	Cia Siderurgica Nacional SA ADR(a)	346,199
88,162	Gerdau SA ADR	621,542
76,700	Iochpe-Maxion SA	769,597
214,400	Magnesita Refratarios SA	464,778
178,500	Paranapanema SA(b)	309,563
963,306	PT Vale Indonesia Tbk	181,853
108,362	Vale SA ADR	1,473,723
21,400	WEG SA	242,118

		4,409,373

	Chile - 2.2%
367,718	Besalco SA	300,771
33,813	CAP SA	489,925
469,255	Salfacorp SA	403,309

		1,194,005

	China - 24.8%
1,292,843	Angang Steel Co. Ltd., H-Shares(b)	822,512
547,537	Anhui Conch Cement Co. Ltd., H-Shares	2,122,510
1,392,084	BBMG Corp. H-Shares	1,093,616
436,951	China Communications Construction Co. Ltd., H-Shares	318,507
343,000	China Machinery Engineering Corp., H-Shares	257,975
1,559,934	China Molybdenum Co. Ltd., H-Shares	652,919
284,287	China National Building Material Co. Ltd., H-Shares	274,592
795,783	China Railway Construction Corp. Ltd., H-Shares	665,134
1,766,137	China Railway Group Ltd., H-Shares	784,717
907,579	CSG Holding Co. Ltd., Class B	716,497
404,672	Dongfang Electric Corp. Ltd., H-Shares	559,728
479,054	First Tractor Co. Ltd., H-Shares	314,648
241,928	Guangzhou Shipyard International Co. Ltd., H-Shares	519,076
322,997	Hangzhou Steam Turbine Co., Class B	430,535
311,895	Harbin Electric Co. Ltd., H-Shares	173,123
1,943,368	Hunan Nonferrous Metal Corp. Ltd., H-Shares(b)	608,179
640,624	Jiangxi Copper Co. Ltd., H-Shares	1,158,351
2,242,051	Lonking Holdings Ltd.(b)	450,443
1,145,743	Midas Holdings Ltd.	412,331
1,303,563	Shanghai Electric Group Co. Ltd., H-Shares	416,345
505,726	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	539,281

		13,291,019

	Cyprus - 0.2%
8,275	Novolipetsk Steel OJSC GDR	$119,491

	France - 2.5%
21,566	Alstom SA	612,194
6,425	Areva SA(b)	174,632
1,043	Konya Cimento Sanayii AS	110,256
164,724	Lafarge Malaysia Bhd	418,393

		1,315,475

	Germany - 0.5%
130,997	PT Indocement Tunggal Prakarsa Tbk	240,322

	Hong Kong - 0.4%
150,964	PT United Tractors Tbk	238,624

	India - 1.4%
21,892	Larsen & Toubro Ltd. GDR	343,923
29,764	Mahindra & Mahindra Ltd. GDR	423,840

		767,763

	Indonesia - 2.4%
1,541,853	PT Aneka Tambang (Persero) Tbk	130,066
286,582	PT Semen Indonesia (Persero) Tbk	333,290
797,010	PT Tower Bersama Infrastructure Tbk	404,706
2,557,200	PT Wijaya Karya (Persero) Tbk	408,398

		1,276,460

	Israel - 0.6%
7,537	CaesarStone Sdot-Yam Ltd.	341,577

	Malaysia - 6.2%
659,759	Dialog Group Bhd	640,734
756,984	Gamuda Bhd	1,011,121
434,007	IJM Corp. Bhd	766,467
184,582	Malaysia Marine and Heavy Engineering Holdings Bhd	200,219
342,100	Sunway Bhd	276,011
714,880	WCT Holdings Bhd	444,330

		3,338,882

	Mexico - 8.1%
111,320	Cemex SAB de CV ADR(b)	1,377,029
672,395	Empresas ICA SAB de CV(b)	1,297,884
45,168	Grupo Carso SAB de CV, Series A1	236,105
117,572	Promotora y Operadora de Infraestructura SAB de CV(b)	1,423,331

		4,334,349

	Philippines - 0.9%
4,794,475	Metro Pacific Investments Corp.	454,904

	Russia - 2.4%
55,566	Magnitogorsk Iron & Steel Works GDR	145,361
67,274	Mechel ADR(a)(b)	130,512
56,185	MMC Norilsk Nickel OJSC ADR	856,259
17,350	Severstal OAO GDR	140,882

		1,273,014

	Singapore - 0.5%
80,297	SembCorp Marine Ltd.	255,051

	South Africa - 9.2%
44,804	African Rainbow Minerals Ltd.	876,765
16,115	Assore Ltd.	575,068
149,406	Aveng Ltd.(b)	312,356
460,535	Murray & Roberts Holdings Ltd.(b)	1,022,609

Schedule of Investments

259,966	PPC Ltd.	$693,864
75,257	Reunert Ltd.	430,367
78,557	Wilson Bayly Holmes-Ovcon Ltd.	1,035,493

		4,946,522

	Spain - 0.4%
14,242	Leighton Holdings Ltd.	204,410

	Sweden - 3.1%
61,224	Atlas Copco AB, Class A	1,664,763

	Switzerland - 3.2%
64,361	ABB Ltd.(b)	1,601,602
671,867	PT Holcim Indonesia Tbk	114,179

		1,715,781

	Taiwan - 14.9%
1,064,583	Asia Cement Corp.	1,310,635
1,632,200	BES Engineering Corp.	461,148
1,185,907	China Steel Corp.	1,019,651
728,959	CTCI Corp.	993,680
1,590,360	Goldsun Development & Construction Co. Ltd.	637,771
75,000	King Slide Works Co. Ltd.	820,612
1,345,573	Taiwan Cement Corp.	1,967,452
867,076	Tung Ho Steel Enterprise Corp.	749,811

		7,960,760

	Turkey - 1.9%
277,335	Aksa Enerji Uretim AS(b)	262,505
57,883	Cimsa Cimento Sanayi ve Ticaret AS	293,140
220,198	Tekfen Holding AS	458,725

		1,014,370

	United Kingdom - 0.4%
135,992	Evraz PLC(b)	190,866

	United States - 5.0%
18,895	Caterpillar, Inc.	1,774,429
10,926	Pall Corp.	875,173

		2,649,602

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,621,474)-99.9%	53,472,908

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.6%
292,575	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $292,575)	292,575

	Total Investments (Cost $62,914,049)(e)-100.5%	53,765,483
	Other assets less liabilities-(0.5)%	(245,379)

	Net Assets-100.0%	$53,520,104

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2014.
(b)	Non-income producing security.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $64,284,035. The net unrealized depreciation was $10,518,552 which consisted of aggregate gross unrealized appreciation of $6,139,127 and aggregate gross unrealized depreciation of $16,657,679.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 103.8%
	Australia - 46.6%
11,614	AGL Energy Ltd.	$154,025
25,681	Amcor Ltd.	239,975
63,815	AMP Ltd.	237,748
11,254	APA Group	58,816
105,934	Arrium Ltd.	143,725
21,404	Asciano Ltd.	104,953
2,635	ASX Ltd.	81,892
27,869	Aurizon Holdings Ltd.	119,633
55,964	Australia & New Zealand Banking Group Ltd.	1,471,205
8,930	Bank of Queensland Ltd.	88,822
11,959	Bendigo & Adelaide Bank Ltd.	121,037
61,128	BHP Billiton Ltd.	1,950,431
40,192	BlueScope Steel Ltd.(a)	189,365
23,591	Boral Ltd.	97,770
23,558	Brambles Ltd.	185,195
5,600	Caltex Australia Ltd.	94,397
42,968	CFS Retail Property Trust Group REIT	72,730
8,658	Coca-Cola Amatil Ltd.	88,307
27,896	Commonwealth Bank of Australia	1,806,703
6,639	Computershare Ltd.	64,703
6,114	Crown Resorts Ltd.	88,979
3,454	CSL Ltd.	211,737
38,077	CSR Ltd.	97,009
23,236	David Jones Ltd.	60,617
114,504	Dexus Property Group REIT	99,405
15,684	Downer EDI Ltd.	67,464
36,443	DUET Group	66,455
19,539	Echo Entertainment Group Ltd.	40,233
176,896	Fairfax Media Ltd.	103,409
98,345	Goodman Fielder Ltd.	58,348
22,892	Goodman Group REIT	93,275
32,502	GPT Group REIT	102,372
656,750	GPT Group-In Specie REIT(a)	0
42,128	Incitec Pivot Ltd.	105,124
39,832	Insurance Australia Group Ltd.	190,796
15,764	Lend Lease Group	144,831
10,915	Macquarie Group Ltd.	515,117
39,023	Metcash Ltd.	102,824
92,915	Mirvac Group REIT	135,384
59,693	National Australia Bank Ltd.	1,731,731
12,095	Newcrest Mining Ltd.	101,835
7,563	Orica Ltd.	155,070
27,752	Origin Energy Ltd.	338,506
25,681	Orora Ltd.(a)	28,681
13,078	OZ Minerals Ltd.	40,165
90,757	Qantas Airways Ltd.(a)	87,104
42,247	QBE Insurance Group Ltd.	423,527
4,712	Recall Holdings Ltd.(a)	18,459

9,329	Rio Tinto Ltd.	$534,280
17,901	Santos Ltd.	208,352
9,938	Sims Metal Management Ltd.(a)	90,004
8,254	Sonic Healthcare Ltd.	118,899
77,630	Stockland REIT	245,868
52,308	Suncorp Group Ltd.	555,880
31,539	Sydney Airport	108,420
52,483	TABCORP Holdings Ltd.	157,980
46,138	Tatts Group Ltd.	120,364
131,253	Telstra Corp. Ltd.	588,624
22,203	Toll Holdings Ltd.	108,290
20,357	Transurban Group	122,732
13,022	Treasury Wine Estates Ltd.	41,357
7,154	UGL Ltd.	43,755
24,366	Wesfarmers Ltd.	892,892
48,495	Westfield Group REIT	431,581
45,554	Westfield Retail Trust REIT	120,032
58,632	Westpac Banking Corp.	1,579,198
9,722	Woodside Petroleum Ltd.	317,074
24,207	Woolworths Ltd.	719,579
4,042	WorleyParsons Ltd.	58,013

		19,743,063

	British Virgin Islands - 0.1%
12,178	Orient Overseas International Ltd.	50,815

	China - 0.5%
69,714	BOC Hong Kong (Holdings) Ltd.	211,886

	Hong Kong - 13.5%
120,010	AIA Group Ltd.	552,539
24,152	Bank of East Asia Ltd. (The)	91,603
43,204	Cathay Pacific Airways Ltd.	89,582
26,986	Cheung Kong (Holdings) Ltd.	399,327
36,089	CLP Holdings Ltd.	272,359
156,498	Esprit Holdings Ltd.(a)	295,066
52,497	First Pacific Co. Ltd.	51,991
15,758	Hang Lung Group Ltd.	72,247
35,277	Hang Lung Properties Ltd.	97,906
23,565	Henderson Land Development Co. Ltd.	126,857
49,502	Hong Kong & China Gas Co. Ltd.	101,875
6,212	Hong Kong Exchanges & Clearing Ltd.	97,522
27,294	Hongkong Land Holdings Ltd.	164,310
65,833	Hutchison Whampoa Ltd.	816,893
1,882	Jardine Cycle & Carriage Ltd.	51,533
3,803	Jardine Matheson Holdings Ltd.	203,765
2,850	Jardine Strategic Holdings Ltd.	92,625
7,445	Kerry Logistics Network Ltd.(a)	12,580
15,896	Kerry Properties Ltd.	51,077
154,039	Li & Fung Ltd.	214,252
31,529	Link (The) REIT	142,524
22,771	MTR Corp. Ltd.	80,500
88,096	New World Development Co. Ltd.	110,052
282,399	Noble Group Ltd.	209,888
169,439	PCCW Ltd.	77,248
18,056	Power Assets Holdings Ltd.	135,569
59,938	Sino Land Co. Ltd.	79,662
31,005	Sun Hung Kai Properties Ltd.	378,538
22,136	Swire Pacific Ltd., Class A	238,898
20,894	Swire Properties Ltd.	53,952
26,628	Wharf Holdings Ltd. (The)	181,754
20,706	Wheelock & Co. Ltd.	84,266

Schedule of Investments

25,163	Yue Yuen Industrial (Holdings) Ltd.	$77,776

		5,706,536

	New Zealand - 0.5%
17,819	Fletcher Building Ltd.	130,853
45,463	Telecom Corp. of New Zealand Ltd.	86,405

		217,258

	Singapore - 6.5%
48,000	CapitaLand Ltd.	103,646
40,471	CapitaMall Trust REIT	59,209
10,353	City Developments Ltd.	70,872
44,235	ComfortDelGro Corp. Ltd.	66,965
38,693	DBS Group Holdings Ltd.	498,571
158,118	Golden Agri-Resources Ltd.	64,326
27,294	Keppel Corp. Ltd.	222,076
46,169	Oversea-Chinese Banking Corp. Ltd.	335,919
21,647	SembCorp Industries Ltd.	88,911
10,353	Singapore Airlines Ltd.	77,676
37,803	Singapore Press Holdings Ltd.	118,005
21,751	Singapore Technologies Engineering Ltd.	64,494
161,934	Singapore Telecommunications Ltd.	447,212
25,412	United Overseas Bank Ltd.	397,622
62,118	Wilmar International Ltd.	151,626

		2,767,130

	South Korea - 35.3%
7,650	BS Financial Group, Inc.	113,283
1,076	Cheil Industries, Inc.	75,899
619	CJ Corp.	68,820
1,194	Daelim Industrial Co. Ltd.(a)	92,365
3,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	122,806
2,066	Dongbu Insurance Co. Ltd.	103,845
6,690	Dongkuk Steel Mill Co. Ltd.	76,254
727	Doosan Corp.	92,713
2,237	Doosan Heavy Industries & Construction Co. Ltd.	76,597
595	E-Mart Co. Ltd.	144,532
1,821	GS Engineering & Construction Corp.(a)	57,249
2,937	GS Holdings	140,765
10,173	Hana Financial Group, Inc.	388,729
933	Hanjin Kal Corp.(a)	20,266
7,530	Hanjin Shipping Co. Ltd.(a)	45,658
4,369	Hankook Tire Worldwide Co. Ltd.(a)	86,535
2,717	Hanwha Corp.(a)	91,637
1,865	Hyosung Corp.(a)	117,962
1,705	Hyundai Engineering & Construction Co. Ltd.(a)	93,027
2,209	Hyundai Heavy Industries Co. Ltd.	463,326
2,800	Hyundai Marine & Fire Insurance Co. Ltd.	81,357
1,002	Hyundai Mobis(a)	290,204
5,025	Hyundai Motor Co.	1,100,913
2,137	Hyundai Steel Co.	152,536
8,520	Industrial Bank of Korea(a)	99,500
14,388	KB Financial Group, Inc.	500,055
6,374	Kia Motors Corp.	321,573
14,710	Korea Electric Power Corp.(a)	485,134
1,705	Korea Gas Corp.(a)	106,090
1,739	Korean Air Lines Co. Ltd.(a)	57,433
4,960	KT Corp.	142,727
3,060	KT&G Corp.	216,417
1,010	LG Chem Ltd.	245,340
6,328	LG Corp.	339,945
11,170	LG Display Co. Ltd.(a)	264,549

7,396	LG Electronics, Inc.	$456,744
2,948	LG International Corp.	81,939
13,960	LG Uplus Corp.	142,815
388	Lotte Chemical Corp.(a)	76,668
381	Lotte Shopping Co. Ltd.	134,552
1,007	LS Corp.	79,122
560	OCI Co. Ltd.(a)	99,407
3,560	POSCO	992,815
3,990	Samsung C&T Corp.	218,819
1,098	Samsung Electro-Mechanics Co. Ltd.	68,423
1,752	Samsung Electronics Co. Ltd.	2,095,165
1,070	Samsung Fire & Marine Insurance Co. Ltd.	247,919
4,980	Samsung Heavy Industries Co. Ltd.	156,795
2,750	Samsung Life Insurance Co. Ltd.	265,918
811	Samsung SDI Co. Ltd.	108,729
16,949	Shinhan Financial Group Co. Ltd.	722,868
420	Shinsegae Co. Ltd.	89,662
936	SK C&C Co. Ltd.	109,310
2,847	SK Holdings Co. Ltd.	478,778
9,610	SK Hynix, Inc.(a)	339,831
2,769	SK Innovation Co. Ltd.	328,550
1,990	SK Telecom Co. Ltd.	402,518
1,844	S-Oil Corp.	118,184
21,330	Woori Finance Holdings Co. Ltd.(a)	246,112

		14,937,684

	Spain - 0.2%
4,939	Leighton Holdings Ltd.	70,888

	United Kingdom - 0.6%
16,443	Hang Seng Bank Ltd.	257,292

	Total Investments (Cost $43,694,070)(b)-103.8%	43,962,552
	Other assets less liabilities-(3.8)%	(1,623,494)

	Net Assets-100.0%	$42,339,058

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,567,614. The net unrealized depreciation was $605,062 which consisted of aggregate gross unrealized appreciation of $4,107,209 and aggregate gross unrealized depreciation of $4,712,271.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.4%
18,914	AGL Energy Ltd.	$250,837
41,060	Amcor Ltd.	383,684
101,635	AMP Ltd.	378,649
17,544	APA Group	91,690
175,496	Arrium Ltd.	238,102
35,443	Asciano Ltd.	173,793
3,582	ASX Ltd.	111,323
43,454	Aurizon Holdings Ltd.	186,535
88,203	Australia & New Zealand Banking Group Ltd.	2,318,717
13,916	Bank of Queensland Ltd.	138,415
19,294	Bendigo & Adelaide Bank Ltd.	195,274
94,618	BHP Billiton Ltd.	3,019,007
64,816	BlueScope Steel Ltd.(a)	305,380
38,141	Boral Ltd.	158,071
38,951	Brambles Ltd.	306,202
8,635	Caltex Australia Ltd.	145,558
68,473	CFS Retail Property Trust Group REIT	115,901
14,128	Coca-Cola Amatil Ltd.	144,099
43,610	Commonwealth Bank of Australia	2,824,431
10,360	Computershare Ltd.	100,967
9,531	Crown Resorts Ltd.	138,707
5,573	CSL Ltd.	341,635
61,273	CSR Ltd.	156,105
36,220	David Jones Ltd.	94,490
183,560	Dexus Property Group REIT	159,355
24,457	Downer EDI Ltd.	105,200
55,993	DUET Group	102,105
30,451	Echo Entertainment Group Ltd.	62,702
275,751	Fairfax Media Ltd.	161,197
168,466	Goodman Fielder Ltd.	99,951
35,326	Goodman Group REIT	143,938
50,434	GPT Group REIT	158,853
231,466	GPT Group-In Specie REIT(a)	0
65,004	Incitec Pivot Ltd.	162,208
64,104	Insurance Australia Group Ltd.	307,060
25,728	Lend Lease Group	236,374
17,132	Macquarie Group Ltd.	808,519
60,606	Metcash Ltd.	159,694
151,636	Mirvac Group REIT	220,945
94,077	National Australia Bank Ltd.	2,729,232
19,656	Newcrest Mining Ltd.	165,496
12,302	Orica Ltd.	252,237
44,220	Origin Energy Ltd.	539,376
40,024	Orora Ltd.(a)	44,699
20,382	OZ Minerals Ltd.	62,597
140,943	Qantas Airways Ltd.(a)	135,270

66,604	QBE Insurance Group Ltd.	$667,707
7,785	Recall Holdings Ltd.(a)	30,498
14,887	Rio Tinto Ltd.	852,592
28,860	Santos Ltd.	335,906
15,489	Sims Metal Management Ltd.(a)	140,277
12,869	Sonic Healthcare Ltd.	185,378
124,061	Stockland REIT	392,923
82,223	Suncorp Group Ltd.	873,788
50,786	Sydney Airport	174,584
85,331	TABCORP Holdings Ltd.	256,857
74,205	Tatts Group Ltd.	193,584
208,743	Telstra Corp. Ltd.	936,139
34,565	Toll Holdings Ltd.	168,583
31,595	Transurban Group	190,485
20,303	Treasury Wine Estates Ltd.	64,480
11,142	UGL Ltd.	68,147
37,848	Wesfarmers Ltd.	1,386,940
76,516	Westfield Group REIT	680,954
70,724	Westfield Retail Trust REIT	186,354
92,044	Westpac Banking Corp.	2,479,120
15,470	Woodside Petroleum Ltd.	504,539
38,268	Woolworths Ltd.	1,137,557
6,310	WorleyParsons Ltd.	90,565

		31,132,537

	Austria - 0.3%
1,552	Andritz AG	85,288
22,362	Erste Group Bank AG	814,371
6,221	Immoeast AG(a)	0
46,602	Immofinanz AG	219,895
6,997	OMV AG	302,889
4,199	Raiffeisen Bank International AG	161,383
19,170	Telekom Austria AG	167,700
2,112	Vienna Insurance Group AG Wiener Versicherung Gruppe	100,255
8,078	Voestalpine AG	362,157

		2,213,938

	Bahamas - 0.0%
10,067	Vedanta Resources PLC	133,598

	Belgium - 0.8%
17,893	Ageas	769,131
13,513	Anheuser-Busch InBev NV	1,294,741
3,969	Bekaert SA NV	136,754
11,528	Belgacom SA	329,422
2,259	Colruyt SA	128,222
14,704	Delhaize Group SA	946,046
2,336	D’ieteren SA	111,990
3,250	Groupe Bruxelles Lambert SA	293,735
13,980	KBC Groep NV	826,787
2,569	Solvay SA	359,261
3,522	UCB SA	249,306
5,766	Umicore SA	246,724

		5,692,119

	Bermuda - 0.0%
9,599	Daily Mail & General Trust PLC, Class A	151,681

	British Virgin Islands - 0.0%
16,438	Orient Overseas International Ltd.	68,591

	Canada - 5.7%
3,077	Agnico-Eagle Mines Ltd.	95,653
3,648	Agrium, Inc.	317,734

Schedule of Investments

6,789	Aimia, Inc.	$117,641
3,983	Alimentation Couche Tard, Inc., Class B	293,541
3,082	AltaGas Ltd.	114,495
10,300	ARC Resources Ltd.(b)	268,366
3,453	ATCO Ltd., Class I	154,416
25,188	Bank of Montreal	1,537,554
34,796	Bank of Nova Scotia	1,906,844
35,136	Barrick Gold Corp.	676,280
3,707	Baytex Energy Corp.	135,187
14,720	BCE, Inc.	617,344
57,336	Blackberry Ltd.(a)(b)	542,531
3,139	Bombardier, Inc., Class A	11,459
89,190	Bombardier, Inc., Class B	321,578
11,954	Bonavista Energy Corp.(b)	157,392
22,484	Brookfield Asset Management, Inc., Class A(b)	853,019
10,564	Cameco Corp.	224,270
14,635	Canadian Imperial Bank of Commerce	1,136,331
13,269	Canadian National Railway Co.	709,418
35,673	Canadian Natural Resources Ltd.	1,168,463
30,477	Canadian Oil Sands Ltd.	547,244
2,288	Canadian Pacific Railway Ltd.	346,478
4,074	Canadian Tire Corp. Ltd., Class A	347,383
4,497	Canadian Utilities Ltd., Class A	152,865
18,127	Celestica, Inc.(a)	179,652
25,167	Cenovus Energy, Inc.	657,757
5,440	CGI Group, Inc., Class A(a)	166,720
4,813	CI Financial Corp.(b)	150,138
8,019	Crescent Point Energy Corp.(b)	277,046
4,229	Emera, Inc.	118,986
14,721	Enbridge, Inc.	617,386
74,105	Encana Corp.	1,330,627
21,537	Enerplus Corp.(b)	389,422
962	Fairfax Financial Holdings Ltd.	369,804
6,276	Finning International, Inc.	151,700
9,721	First Quantum Minerals Ltd.	173,765
7,068	Fortis, Inc.	194,109
2,546	George Weston Ltd.	177,132
19,312	Goldcorp, Inc.	481,349
14,032	Great-West Lifeco, Inc.	398,325
13,830	Husky Energy, Inc.	410,453
16,850	IAMGOLD Corp.	61,811
3,715	IGM Financial, Inc.	179,927
4,527	Industrial Alliance Insurance & Financial Services, Inc.	179,992
3,500	Intact Financial Corp.	212,835
48,386	Kinross Gold Corp.	221,761
17,878	Lightstream Resources Ltd.(b)	99,576
6,230	Loblaw Cos. Ltd.(b)	240,383
10,895	Magna International, Inc.	924,406
102,465	Manulife Financial Corp.	1,888,565
2,830	Methanex Corp.	169,072
4,000	Metro, Inc.	229,643
5,809	National Bank of Canada	434,731
4,176	Onex Corp.	214,989
5,231	Pembina Pipeline Corp.	179,363
68,475	Pengrowth Energy Corp.(b)	442,190
67,688	Penn West Petroleum Ltd.	505,710
12,590	Potash Corp. of Saskatchewan, Inc.	394,316
21,137	Power Corp. of Canada	573,473
14,463	Power Financial Corp.	445,195
15,469	Precision Drilling Corp.	138,325

5,263	Quebecor, Inc., Class B	$111,968
4,075	RioCan REIT	90,568
7,781	Rogers Communications, Inc., Class B	326,956
46,377	Royal Bank of Canada	2,867,184
2,672	Saputo, Inc.	125,697
12,649	Shaw Communications, Inc., Class B	278,744
26,874	Sherritt International Corp.	82,915
8,268	Shoppers Drug Mart Corp.	435,295
4,416	SNC-Lavalin Group, Inc.	183,025
32,778	Sun Life Financial, Inc.	1,079,812
53,108	Suncor Energy, Inc.	1,742,878
50,877	Talisman Energy, Inc.	547,123
21,317	Teck Resources Ltd., Class B	512,396
5,089	TELUS Corp.	177,689
15,757	Thomson Reuters Corp.(b)	567,843
2,498	Tim Hortons, Inc.	129,387
28,488	Toronto-Dominion Bank (The)	2,461,065
17,446	TransAlta Corp.	229,390
23,496	TransCanada Corp.	1,020,383
8,519	Veresen, Inc.	113,999
2,258	Vermilion Energy, Inc.	124,185
15,249	Yamana Gold, Inc.	142,650

		40,085,272

	China - 0.0%
107,575	BOC Hong Kong (Holdings) Ltd.	326,959

	Colombia - 0.0%
4,703	Pacific Rubiales Energy Corp.	71,413

	Denmark - 0.9%
49	A.P. Moeller - Maersk A/S, Class A	523,816
103	A.P. Moeller - Maersk A/S, Class B	1,148,550
3,713	Carlsberg A/S, Class B	361,694
48,548	Danske Bank A/S(a)	1,094,998
6,118	DSV A/S	196,151
2,044	FLSmidth & Co. A/S	108,902
3,813	Jyske Bank A/S(a)	194,952
18,495	Novo Nordisk A/S, Class B	732,025
36,642	TDC A/S	344,358
39,777	Vestas Wind Systems A/S(a)	1,308,371

		6,013,817

	Finland - 1.3%
7,453	Caverion Corp.(a)	72,566
8,793	Elisa Oyj	225,654
29,149	Fortum Oyj	626,977
5,242	Kesko Oyj, Class B	193,481
5,664	Kone Oyj, Class B	230,673
7,464	Metso Oyj	233,723
13,897	Neste Oil Oyj	248,316
677,900	Nokia Oyj(a)	4,703,468
3,372	Nokian Renkaat Oyj	142,331
7,392	Pohjola Bank PLC, Class A	145,540
17,918	Sampo Oyj, Class A	832,427
49,039	Stora Enso Oyj, Class R	458,953
54,981	UPM-Kymmene Oyj	843,766
7,464	Valmet Corp.(a)	62,960
5,539	Wartsila Oyj Abp	300,802
7,453	YIT Oyj	93,773

		9,415,410

	France - 11.1%
9,670	Accor SA	461,437
1,467	Aeroports de Paris	165,586

Schedule of Investments

36,081	Air France-KLM(a)	$415,142
9,584	Air Liquide SA	1,204,564
461,651	Alcatel-Lucent(a)	1,865,811
12,134	Alstom SA	344,448
1,918	Arkema SA	204,697
1,675	Atos	146,575
177,056	AXA SA	4,655,994
77,264	BNP Paribas SA	5,985,968
24,671	Bouygues SA	944,538
8,266	Cap Gemini	563,710
71,694	Carrefour SA	2,470,733
4,466	Casino Guichard Perrachon SA	461,032
9,711	CGG(a)	144,708
2,086	Christian Dior SA	381,734
36,751	Cie de Saint-Gobain	1,931,128
9,779	Cie Generale des Etablissements Michelin	1,032,843
8,637	CNP Assurances	169,237
127,975	Credit Agricole SA(a)	1,723,564
16,607	DANONE SA	1,097,485
3,151	Edenred	88,045
35,083	EDF SA	1,193,188
5,424	Eiffage SA	315,220
2,837	Essilor International SA	285,140
2,064	Eurazeo	147,688
12,740	European Aeronautic Defence & Space Co. NV	903,868
3,295	Eutelsat Communications SA	100,045
7,570	Faurecia(a)	298,753
1,480	Fonciere des Regions REIT	121,348
158,694	GDF Suez	3,506,502
316	Groupe FNAC SA(a)	9,801
1,434	ICADE REIT	125,892
2,455	Kering	490,148
3,200	Klepierre REIT	138,868
12,545	Lafarge SA	901,030
9,612	Lagardere SCA	339,676
6,881	Legrand SA	365,468
4,349	L’Oreal SA	715,511
5,604	LVMH Moet Hennessy Louis Vuitton SA	998,694
70,084	Natixis	412,544
2,408	Neopost SA(b)	204,256
3,384	Nexans SA	158,878
358,905	Orange SA	4,441,198
4,095	Pernod Ricard SA	439,797
135,462	Peugeot SA(a)(b)	2,081,608
3,758	Publicis Groupe SA	333,363
15,628	Renault SA	1,364,826
6,980	Rexel SA	179,315
5,847	Safran SA	416,011
45,590	Sanofi	4,475,774
18,854	Schneider Electric SA	1,522,737
9,775	SCOR SE	317,161
64,871	Societe Generale SA	3,681,235
3,422	Sodexo(b)	337,291
27,209	Suez Environnement Co.	487,463
29,637	Technicolor SA(a)	147,198
3,245	Technip SA	276,785
7,058	Thales SA	459,961
183,220	Total SA	10,461,427
2,817	Unibail-Rodamco SE REIT	678,857
5,693	Valeo SA	636,371
8,679	Vallourec SA	433,577

84,098	Veolia Environnement	$1,322,365
34,366	Vinci SA	2,250,710
125,630	Vivendi SA	3,378,203
1,636	Wendel SA	221,947
958	Zodiac Aerospace	168,853

		78,705,530

	Germany - 9.2%
5,686	Adidas AG	635,589
34,680	Allianz SE	5,789,845
3,769	Aurubis AG	218,352
41,020	BASF SE	4,399,404
25,373	Bayer AG	3,349,479
16,995	Bayerische Motoren Werke AG	1,852,282
1,960	Beiersdorf AG	194,114
2,346	Bilfinger SE	270,528
1,943	Brenntag AG	335,390
65,822	Commerzbank AG(a)	1,120,649
4,147	Continental AG	893,392
69,422	Daimler AG	5,816,552
77,847	Deutsche Bank AG	3,767,754
8,101	Deutsche Boerse AG	623,686
26,377	Deutsche Lufthansa AG(a)	628,357
60,216	Deutsche Post AG	2,084,515
364,391	Deutsche Telekom AG	5,896,795
258,901	E.ON SE	4,702,930
4,628	Freenet AG	141,267
5,532	Fresenius Medical Care AG & Co. KGaA	389,421
3,471	Fresenius SE & Co. KGaA	541,337
5,991	GEA Group AG	281,034
3,570	Hannover Rueckversicherung SE	283,564
8,533	HeidelbergCement AG	635,772
3,145	Henkel AG & Co. KGaA	306,044
4,269	Henkel AG & Co. KGaA (Preference Shares)	462,745
29,063	Infineon Technologies AG	300,061
7,826	K+S AG	233,132
3,242	Lanxess AG	213,135
5,331	Linde AG	1,010,072
1,863	MAN SE	226,865
1,434	Merck KGaA	222,679
24,426	Metro AG	1,007,625
11,965	Muenchener Rueckversicherungs-Gesellschaft AG	2,471,137
3,691	Osram Licht AG(a)	216,247
4,125	Porsche Automobil Holding SE (Preference Shares)	403,913
67,707	RWE AG	2,505,445
4,931	Salzgitter AG	218,443
13,075	SAP AG	999,046
11,569	Scania AB, Class B	237,170
36,624	Siemens AG(b)	4,640,619
2,800	Symrise AG	127,570
52,011	ThyssenKrupp AG(a)	1,339,313
25,728	TUI AG(a)(b)	438,898
51,113	TUI Travel PLC	357,343
1,674	Volkswagen AG	407,135
8,184	Volkswagen AG (Preference Shares)	2,075,421

		65,272,066

	Greece - 0.2%
204,878	Alpha Bank AE(a)	185,113
26,969	Hellenic Telecommunications Organization SA(a)	392,786

Schedule of Investments

31,752	National Bank of Greece SA(a)	$140,875
34,092	OPAP SA	439,059
15,186	Public Power Corp. SA	202,743

		1,360,576

	Hong Kong - 1.3%
191,423	AIA Group Ltd.	881,333
37,171	Bank of East Asia Ltd. (The)	140,981
57,544	Cathay Pacific Airways Ltd.	119,315
42,750	Cheung Kong (Holdings) Ltd.	632,595
59,299	CLP Holdings Ltd.	447,522
242,604	Esprit Holdings Ltd.(a)	457,413
69,369	First Pacific Co. Ltd.	68,701
20,671	Hang Lung Group Ltd.	94,772
48,351	Hang Lung Properties Ltd.	134,191
35,605	Henderson Land Development Co. Ltd.	191,671
67,950	Hong Kong & China Gas Co. Ltd.	139,842
10,519	Hong Kong Exchanges & Clearing Ltd.	165,138
44,445	Hongkong Land Holdings Ltd.	267,559
102,835	Hutchison Whampoa Ltd.	1,276,035
3,247	Jardine Cycle & Carriage Ltd.	88,910
6,068	Jardine Matheson Holdings Ltd.	325,123
4,338	Jardine Strategic Holdings Ltd.	140,985
9,743	Kerry Logistics Network Ltd.(a)	16,463
21,125	Kerry Properties Ltd.	67,879
253,595	Li & Fung Ltd.	352,723
53,111	Link (The) REIT	240,083
31,845	MTR Corp. Ltd.	112,578
136,499	New World Development Co. Ltd.	170,518
442,796	Noble Group Ltd.	329,101
266,993	PCCW Ltd.	121,723
29,868	Power Assets Holdings Ltd.	224,256
84,205	Sino Land Co. Ltd.	111,915
49,568	Sun Hung Kai Properties Ltd.	605,173
35,564	Swire Pacific Ltd., Class A	383,817
32,735	Swire Properties Ltd.	84,527
43,575	Wharf Holdings Ltd. (The)	297,429
28,184	Wheelock & Co. Ltd.	114,699
33,761	Yue Yuen Industrial (Holdings) Ltd.	104,351

		8,909,321

	Ireland - 0.3%
322,685	Bank of Ireland(a)	128,372
47,556	CRH PLC	1,222,670
3,052	DCC PLC	138,687
2,731	Kerry Group PLC, Class A	183,776
6,198	Shire PLC	309,963
11,518	Smurfit Kappa Group PLC	270,267

		2,253,735

	Israel - 0.4%
45,182	Bank Hapoalim BM	235,510
75,664	Bank Leumi Le-Israel(a)	288,866
182,152	Bezeq Israeli Telecommunication Corp. Ltd.	278,889
13,642	Cellcom Israel Ltd.	170,738
17,570	Israel Chemicals Ltd.	143,738
30,098	Teva Pharmaceutical Industries Ltd.	1,340,577

		2,458,318

	Italy - 4.8%
335,318	A2A SpA	361,981
118,000	Assicurazioni Generali SpA	2,554,020
16,212	Atlantia SpA	369,480
1,541,028	Banca Monte dei Paschi di Siena SpA(a)(b)	351,000
37,372	Banca Popolare dell’emilia Romagna Scrl(a)	353,542

372,218	Banca Popolare di Milano Scarl(a)(b)	$225,528
296,012	Banco Popolare Societa Cooperativa Scarl(a)	508,564
9,560	Endesa SA	281,307
65,164	Enel Green Power SpA	164,594
976,625	Enel SpA	4,462,091
237,745	Eni SpA	5,402,297
10,973	EXOR SpA	430,464
211,206	Fiat SpA(a)	2,106,258
87,592	Finmeccanica SpA(a)	770,157
1,409,905	Intesa Sanpaolo SpA	3,821,669
146,213	Mediaset SpA(a)	744,929
40,877	Mediobanca SpA(a)	375,675
10,267	Pirelli & C. SpA	165,593
9,114	Prysmian SpA	222,953
12,938	Saipem SpA	303,587
70,997	Snam SpA	389,674
2,174,523	Telecom Italia SpA	2,419,274
1,266,020	Telecom Italia SpA RSP	1,067,057
55,354	Terna-Rete Elettrica Nationale SpA	268,881
105,464	UBI Banca-Unione di Banche Italiane ScpA	770,140
603,318	UniCredit SpA	4,539,914
55,102	Unipol Gruppo Finanziario SpA	315,660
60,926	Unipol Gruppo Finanziario SpA (Preference Shares)	310,736
73,572	UnipolSai Assicurazioni SpA(a)	221,648

		34,278,673

	Japan - 20.6%
20,599	77 Bank Ltd. (The)	95,537
74,685	Aeon Co. Ltd.	943,952
13,553	Aisin Seiki Co. Ltd.	508,312
29,262	Ajinomoto Co., Inc.	417,188
3,360	Alfresa Holdings Corp.	193,064
19,295	Alps Electric Co. Ltd.(a)	258,061
18,430	Amada Co. Ltd.	151,980
63,953	ANA Holdings, Inc.	136,704
84,409	Asahi Glass Co. Ltd.	484,182
17,339	Asahi Group Holdings Ltd.	478,253
93,218	Asahi Kasei Corp.	717,519
15,070	Astellas Pharma, Inc.	945,412
15,170	Bank of Kyoto Ltd. (The)	122,865
60,700	Bank of Yokohama Ltd. (The)	310,092
2,495	Benesse Holdings, Inc.	98,958
25,902	Bridgestone Corp.	948,356
16,261	Brother Industries Ltd.	209,032
53,760	Canon, Inc.	1,584,572
16,048	Casio Computer Co. Ltd.	176,554
9,340	Central Japan Railway Co.	1,036,709
79,888	Chubu Electric Power Co., Inc.	957,230
6,507	Chugoku Bank Ltd. (The)	80,903
30,130	Chugoku Electric Power Co., Inc. (The)	396,770
18,856	Citizen Holdings Co. Ltd.	150,316
67,202	Cosmo Oil Co. Ltd.(a)	126,516
9,967	Credit Saison Co. Ltd.	248,918
60,700	Dai Nippon Printing Co. Ltd.	610,065
15,170	Daicel Corp.	123,312
18,430	Daido Steel Co. Ltd.	93,248
11,923	Daihatsu Motor Co. Ltd.	188,926
63,840	Dai-ichi Life Insurance Co. Ltd. (The)	975,894
34,904	Daiichi Sankyo Co. Ltd.	589,691
9,778	Daikin Industries Ltd.	571,042
3,247	Daito Trust Construction Co. Ltd.	310,102
27,093	Daiwa House Industry Co. Ltd.	521,750

Schedule of Investments

54,199	Daiwa Securities Group, Inc.	$515,498
30,353	Denki Kagaku Kogyo Kabushiki Kaisha	118,751
16,800	Denso Corp.	879,494
9,243	Dentsu, Inc.	370,228
95,384	DIC Corp.	276,841
19,508	East Japan Railway Co.	1,459,872
33,600	Ebara Corp.	218,762
22,981	EDION Corp.	129,569
10,390	Eisai Co. Ltd.	401,704
12,575	Electric Power Development Co. Ltd.	377,922
2,821	FANUC Corp.	463,874
652	Fast Retailing Co. Ltd.	243,641
48,773	Fuji Electric Co. Ltd.	214,728
20,599	Fuji Heavy Industries Ltd.	575,039
43,511	FUJIFILM Holdings Corp.	1,291,443
48,773	Fujikura Ltd.	230,032
212,448	Fujitsu Ltd.(a)	1,204,049
59,615	Fukuoka Financial Group, Inc.	251,940
102,972	Furukawa Electric Co. Ltd.	256,458
21,677	Gunma Bank Ltd. (The)	116,690
16,687	Hakuhodo DY Holdings, Inc.	136,788
53,111	Hankyu Hanshin Holdings, Inc.	271,843
10,845	Hino Motors Ltd.	162,274
23,846	Hiroshima Bank Ltd. (The)	97,736
6,833	Hitachi Chemical Co. Ltd.	99,428
5,090	Hitachi Construction Machinery Co. Ltd.	99,669
410,838	Hitachi Ltd.	3,190,505
28,836	Hokkaido Electric Power Co., Inc.(a)	305,650
89,968	Hokuhoku Financial Group, Inc.	172,905
21,464	Hokuriku Electric Power Co.	264,551
90,763	Honda Motor Co. Ltd.	3,464,631
20,160	Hoya Corp.	561,993
10,080	Ibiden Co. Ltd.	187,990
11,650	Idemitsu Kosan Co. Ltd.	260,564
102,839	IHI Corp.	475,952
50,942	Inpex Corp.	609,396
27,319	Isetan Mitsukoshi Holdings Ltd.	351,985
44,445	Isuzu Motors Ltd.	269,760
100,477	ITOCHU Corp.	1,246,295
37,938	J Front Retailing Co. Ltd.	257,049
4,900	Japan Airlines Co. Ltd.	247,919
16,261	Japan Steel Works Ltd. (The)	81,795
19,834	Japan Tobacco, Inc.	621,751
42,218	JFE Holdings, Inc.	894,160
6,507	JGC Corp.	249,727
26,015	Joyo Bank Ltd. (The)	124,992
6,394	JSR Corp.	115,924
19,621	JTEKT Corp.	296,859
246,487	JX Holdings, Inc.	1,201,197
87,069	Kajima Corp.	326,130
11,923	Kamigumi Co. Ltd.	108,024
26,015	Kaneka Corp.	163,766
89,968	Kanematsu Corp.	157,026
129,423	Kansai Electric Power Co., Inc. (The)(a)	1,408,634
18,207	Kao Corp.	584,673
92,437	Kawasaki Heavy Industries Ltd.	407,870
82,604	Kawasaki Kisen Kaisha Ltd.	196,821
30,130	KDDI Corp.	1,685,460
13,001	Keikyu Corp.	103,768
18,430	Keio Corp.	119,632
652	Keyence Corp.	271,771
57,446	Kintetsu Corp.	199,401

47,692	Kirin Holdings Co. Ltd.	$657,498
349,024	Kobe Steel Ltd.(a)	588,637
6,507	Koito Manufacturing Co. Ltd.	134,115
34,139	Komatsu Ltd.	719,033
42,413	Konica Minolta Holdings, Inc.	454,135
3,799	K’s Holdings Corp.	102,216
36,850	Kubota Corp.	577,402
15,170	Kuraray Co. Ltd.	172,844
4,877	Kurita Water Industries Ltd.	104,871
14,179	Kyocera Corp.	646,630
10,845	Kyowa Hakko Kirin Co. Ltd.	111,550
76,089	Kyushu Electric Power Co., Inc.(a)	885,597
2,147	Lawson, Inc.	157,470
16,148	LIXIL Group Corp.	422,918
4,338	Makita Corp.	229,267
130,075	Marubeni Corp.	922,138
17,126	Marui Group Co. Ltd.	163,393
148,495	Mazda Motor Corp.(a)	729,480
13,766	Medipal Holdings Corp.	202,741
5,529	MEIJI Holdings Co. Ltd.	349,679
153,921	Mitsubishi Chemical Holdings Corp.	665,580
107,197	Mitsubishi Corp.	2,000,254
117,174	Mitsubishi Electric Corp.	1,353,444
23,846	Mitsubishi Estate Co. Ltd.	595,069
19,508	Mitsubishi Gas Chemical Co., Inc.	139,445
161,509	Mitsubishi Heavy Industries Ltd.	1,061,048
118,152	Mitsubishi Materials Corp.	404,325
27,093	Mitsubishi Motors Corp.(a)(b)	296,473
10,619	Mitsubishi Tanabe Pharma Corp.	157,226
788,386	Mitsubishi UFJ Financial Group, Inc.	4,816,046
120,621	Mitsui & Co. Ltd.	1,638,085
139,829	Mitsui Chemicals, Inc.	340,026
92,137	Mitsui Engineering & Shipbuilding Co. Ltd.	183,398
24,927	Mitsui Fudosan Co. Ltd.	803,892
45,523	Mitsui Mining & Smelting Co. Ltd.	123,198
159,340	Mitsui OSK Lines Ltd.	665,577
1,064,568	Mizuho Financial Group, Inc.	2,286,026
35,117	MS&AD Insurance Group Holdings, Inc.	830,536
5,855	Murata Manufacturing Co. Ltd.	551,370
9,867	Namco Bandai Holdings, Inc.	225,426
311,030	NEC Corp.	911,879
13,001	NGK Insulators Ltd.	223,982
8,676	NGK Spark Plug Co. Ltd.	204,001
17,339	Nichirei Corp.	79,737
3,573	Nidec Corp.	403,773
12,901	Nikon Corp.	223,777
8,692	Nintendo Co. Ltd.	1,035,523
41,185	Nippon Electric Glass Co. Ltd.	188,187
83,739	Nippon Express Co. Ltd.	399,050
14,092	Nippon Meat Packers, Inc.	243,883
150,664	Nippon Sheet Glass Co. Ltd.(a)	199,438
481,264	Nippon Steel & Sumitomo Metal Corp.	1,486,475
47,503	Nippon Telegraph & Telephone Corp.	2,590,226
224,371	Nippon Yusen Kabushiki Kaisha	706,213
167,577	Nissan Motor Co. Ltd.	1,454,191
12,362	Nisshin Seifun Group, Inc.	124,365
2,595	Nissin Foods Holdings Co. Ltd.	113,357
4,877	Nitto Denko Corp.	220,071
33,490	NKSJ Holdings, Inc.	890,243
9,215	NOK Corp.	151,347
135,924	Nomura Holdings, Inc.	966,269
27,093	NSK Ltd.	312,147

Schedule of Investments

61,784	NTN Corp.(a)	$272,011
7,911	NTT Data Corp.	284,683
81,834	NTT DoCoMo, Inc.	1,334,411
50,942	Obayashi Corp.	305,197
15,170	Odakyu Electric Railway Co. Ltd.	134,765
92,405	OJI Holdings Corp.	442,160
11,058	Olympus Corp.(a)	330,705
7,798	OMRON Corp.	312,730
3,473	Ono Pharmaceutical Co. Ltd.	304,102
865	Oriental Land Co. Ltd.	132,271
53,547	ORIX Corp.	834,826
130,075	Osaka Gas Co. Ltd.	531,855
13,327	Otsuka Holdings Co. Ltd.	411,107
247,840	Panasonic Corp.	2,877,311
23,846	Rengo Co. Ltd.	127,431
96,578	Resona Holdings, Inc.	517,052
59,615	Ricoh Co. Ltd.	637,741
6,933	Rohm Co. Ltd.	352,139
2,595	Sankyo Co. Ltd.	124,044
2,056	Santen Pharmaceutical Co. Ltd.	87,292
30,353	Sapporo Holdings Ltd.	116,370
17,887	SBI Holdings, Inc.	251,156
6,833	Secom Co. Ltd.	390,610
9,328	Sega Sammy Holdings, Inc.	225,094
20,812	Seiko Epson Corp.	551,191
23,846	Sekisui Chemical Co. Ltd.	280,115
35,659	Sekisui House Ltd.	501,397
45,881	Seven & I Holdings Co. Ltd.	1,845,407
226,540	Sharp Corp.(a)	786,343
17,126	Shikoku Electric Power Co., Inc.(a)	250,882
1,078	Shimamura Co. Ltd.	96,189
1,304	Shimano, Inc.	116,738
79,401	Shimizu Corp.	434,434
14,092	Shin-Etsu Chemical Co. Ltd.	796,315
54,199	Shinsei Bank Ltd.	112,134
10,193	Shionogi & Co. Ltd.	211,786
21,790	Shiseido Co. Ltd.	349,760
27,093	Shizuoka Bank Ltd. (The)	273,095
165,844	Showa Denko K.K.	227,663
33,926	Showa Shell Sekiyu K.K.	326,669
1,304	SMC Corp.	332,761
27,206	SoftBank Corp.	2,017,542
270,872	Sojitz Corp.	472,768
126,928	Sony Corp.	2,023,679
6,507	Stanley Electric Co. Ltd.	149,300
179,930	Sumitomo Chemical Co. Ltd.	744,526
95,274	Sumitomo Corp.	1,205,113
58,098	Sumitomo Electric Industries Ltd.	926,856
47,692	Sumitomo Heavy Industries Ltd.	224,466
23,846	Sumitomo Metal Mining Co. Ltd.	314,486
67,526	Sumitomo Mitsui Financial Group, Inc.	3,194,052
136,463	Sumitomo Mitsui Trust Holdings, Inc.	662,344
10,845	Sumitomo Realty & Development Co. Ltd.	488,309
9,754	Sumitomo Rubber Industries Ltd.	137,246
4,125	Suzuken Co. Ltd.	143,992
24,798	Suzuki Motor Corp.	654,569
42,704	T&D Holdings, Inc.	529,691
77,287	Taiheiyo Cement Corp.	290,248
91,348	Taisei Corp.	404,857
1,400	Taisho Pharmaceutical Holdings Co. Ltd.	102,133
16,261	Taiyo Nippon Sanso Corp.	114,482
22,768	Takashimaya Co. Ltd.	214,988

32,083	Takeda Pharmaceutical Co. Ltd.	$1,507,808
9,565	TDK Corp.	439,867
120,315	Teijin Ltd.	274,878
4,551	Terumo Corp.	215,758
40,107	Tobu Railway Co., Ltd.	188,373
24,927	Toho Gas Co. Ltd.	116,832
4,764	Toho Holdings Co. Ltd.	85,064
82,812	Tohoku Electric Power Co., Inc.(a)	908,630
34,791	Tokio Marine Holdings, Inc.	1,035,014
58,537	Tokuyama Corp.	239,348
722,548	Tokyo Electric Power Co., Inc.(a)	3,329,878
6,507	Tokyo Electron Ltd.	339,243
135,493	Tokyo Gas Co. Ltd.	680,222
17,339	Tokyo Tatemono Co. Ltd.	164,915
67,202	Tokyu Corp.	422,381
20,300	Tokyu Fudosan Holdings Corp.(a)	176,556
30,353	TonenGeneral Sekiyu K.K.	266,669
67,202	Toppan Printing Co. Ltd.	498,159
75,876	Toray Industries, Inc.	503,682
310,003	Toshiba Corp.	1,313,147
71,538	Tosoh Corp.	311,447
14,013	TOTO Ltd.	225,615
14,631	Toyo Seikan Group Holdings Ltd.	265,118
3,247	Toyo Suisan Kaisha Ltd.	103,155
57,446	Toyobo Co. Ltd.	103,643
4,225	Toyoda Gosei Co. Ltd.	90,437
8,917	Toyota Industries Corp.	414,876
109,943	Toyota Motor Corp.	6,384,100
21,677	Toyota Tsusho Corp.	517,986
104,060	Ube Industries Ltd.	216,313
32,083	UNY Co. Ltd.	194,414
12,901	West Japan Railway Co.	534,585
114,355	Yamada Denki Co. Ltd.	396,937
10,845	Yamaguchi Financial Group, Inc.	100,065
14,305	Yamaha Corp.	214,466
21,138	Yamaha Motor Co. Ltd.	284,990
19,834	Yamato Holdings Co. Ltd.	422,021
10,845	Yamazaki Baking Co. Ltd.	117,930
11,923	Yokohama Rubber Co. Ltd. (The)	108,024

		145,567,111

	Liechtenstein - 0.0%
12,156	Antofagasta PLC	169,911

	Luxembourg - 0.4%
10,003	APERAM SA(a)	179,883
135,182	ArcelorMittal	2,245,933
3,078	Luxottica Group SpA	163,709
8,449	SES SA FDR	271,346

		2,860,871

	Netherlands - 5.3%
209,765	Aegon NV	1,835,034
13,316	Akzo Nobel NV	959,099
3,156	ASML Holding NV	268,044
42,962	CNH Industrial NV(a)	451,904
5,427	Corbion NV	113,767
2,959	Corio NV REIT	125,896
16,160	DE Master Blenders 1753 NV(a)	272,407
22,090	Delta Lloyd NV	568,532
3,964	Fugro NV CVA	207,492
4,073	Heineken Holding NV	234,920
6,744	Heineken NV	411,623
420,179	ING Groep NV CVA(a)	5,575,664

Schedule of Investments

532,626	Koninklijke (Royal) KPN NV(a)	$1,991,771
59,207	Koninklijke Ahold NV	987,266
34,121	Koninklijke BAM Groep NV	175,681
2,711	Koninklijke Boskalis Westminster NV	130,151
9,188	Koninklijke DSM NV	608,744
47,338	Koninklijke Philips Electronics NV	1,649,566
3,000	Nutreco NV	133,972
141,208	PostNL NV(a)	792,744
5,641	Randstad Holding NV	358,488
15,256	Reed Elsevier NV	314,569
273,572	Royal Dutch Shell PLC, Class A	9,457,377
193,983	Royal Dutch Shell PLC, Class B	7,093,331
35,393	Royal Imtech NV(a)(b)	101,234
7,617	SBM Offshore NV(a)	146,888
68,968	SNS REAAL NV(a)(b)	0
15,010	Tenaris SA	336,418
18,951	TNT Express NV	167,190
42,694	Unilever NV CVA(b)	1,595,116
14,372	Wolters Kluwer NV	396,930

		37,461,818

	New Zealand - 0.1%
27,764	Fletcher Building Ltd.	203,883
70,870	Telecom Corp. of New Zealand Ltd.	134,693

		338,576

	Norway - 0.8%
6,718	Aker Solutions ASA	102,536
46,988	DNB ASA	792,627
6,895	Gjensidige Forsikring ASA	131,876
15,301	Marine Harvest ASA	175,518
59,045	Norsk Hydro ASA	267,168
47,716	Orkla ASA	369,833
8,584	Petroleum Geo-Services ASA	88,505
718,047	REC Silicon ASA(a)	310,976
12,386	Seadrill Ltd.	443,275
70,174	Statoil ASA	1,657,913
28,130	Storebrand ASA(a)	166,864
22,765	Telenor ASA	471,243
3,071	TGS Nopec Geophysical Co. ASA	79,146
6,309	Yara International ASA	259,793

		5,317,273

	Portugal - 0.3%
1,359,317	Banco Comercial Portugues SA, Class R(a)	304,296
173,593	Banco Espirito Santo SA(a)	264,532
159,015	EDP-Energias de Portugal SA	597,429
9,340	Galp Energia SGPS SA	144,596
111,644	Portugal Telecom SGPS SA	491,570

		1,802,423

	Singapore - 0.6%
65,034	CapitaLand Ltd.	140,427
54,199	CapitaMall Trust REIT	79,293
14,092	City Developments Ltd.	96,468
65,034	ComfortDelGro Corp. Ltd.	98,451
61,784	DBS Group Holdings Ltd.	796,106
278,570	Golden Agri-Resources Ltd.	113,328
41,837	Keppel Corp. Ltd.	340,404
70,460	Oversea-Chinese Banking Corp. Ltd.	512,657
29,262	SembCorp Industries Ltd.	120,189
14,092	Singapore Airlines Ltd.	105,729
63,953	Singapore Press Holdings Ltd.	199,634
29,262	Singapore Technologies Engineering Ltd.	86,765
246,487	Singapore Telecommunications Ltd.	680,722
41,185	United Overseas Bank Ltd.	644,422

102,972	Wilmar International Ltd.	$251,348

		4,265,943

	South Korea - 2.9%
10,380	BS Financial Group, Inc.	153,710
1,509	Cheil Industries, Inc.	106,441
852	CJ Corp.	94,724
1,713	Daelim Industrial Co. Ltd.(a)	132,514
5,100	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	164,386
2,950	Dongbu Insurance Co. Ltd.	148,279
9,090	Dongkuk Steel Mill Co. Ltd.	103,609
1,000	Doosan Corp.	127,528
3,047	Doosan Heavy Industries & Construction Co. Ltd.	104,333
812	E-Mart Co. Ltd.	197,244
2,462	GS Engineering & Construction Corp.(a)	77,401
3,942	GS Holdings	188,933
13,886	Hana Financial Group, Inc.	530,609
1,235	Hanjin Kal Corp.(a)	26,827
10,620	Hanjin Shipping Co. Ltd.(a)	64,394
6,079	Hankook Tire Worldwide Co. Ltd.(a)	120,404
3,550	Hanwha Corp.(a)	119,732
2,562	Hyosung Corp.(a)	162,047
2,333	Hyundai Engineering & Construction Co. Ltd.(a)	127,292
2,975	Hyundai Heavy Industries Co. Ltd.	623,990
3,780	Hyundai Marine & Fire Insurance Co. Ltd.	109,831
1,401	Hyundai Mobis(a)	405,764
6,892	Hyundai Motor Co.	1,509,949
2,958	Hyundai Steel Co.	211,138
11,630	Industrial Bank of Korea(a)	135,820
19,578	KB Financial Group, Inc.	680,433
8,738	Kia Motors Corp.	440,839
19,690	Korea Electric Power Corp.(a)	649,374
2,237	Korea Gas Corp.(a)	139,192
2,508	Korean Air Lines Co. Ltd.(a)	82,831
6,720	KT Corp.	193,372
4,156	KT&G Corp.	293,931
1,389	LG Chem Ltd.	337,404
8,673	LG Corp.	465,920
15,430	LG Display Co. Ltd.(a)	365,442
10,391	LG Electronics, Inc.	641,701
4,006	LG International Corp.	111,345
18,440	LG Uplus Corp.	188,647
527	Lotte Chemical Corp.(a)	104,135
511	Lotte Shopping Co. Ltd.	180,462
1,374	LS Corp.	107,959
773	OCI Co. Ltd.(a)	137,217
4,879	POSCO	1,360,659
5,428	Samsung C&T Corp.	297,682
1,526	Samsung Electro-Mechanics Co. Ltd.	95,094
2,437	Samsung Electronics Co. Ltd.	2,914,336
1,458	Samsung Fire & Marine Insurance Co. Ltd.	337,818
6,710	Samsung Heavy Industries Co. Ltd.	211,265
3,807	Samsung Life Insurance Co. Ltd.	368,127
1,102	Samsung SDI Co. Ltd.	147,743
23,753	Shinhan Financial Group Co. Ltd.	1,013,056
563	Shinsegae Co. Ltd.	120,190
1,274	SK C&C Co. Ltd.	148,783
3,835	SK Holdings Co. Ltd.	644,929
13,150	SK Hynix, Inc.(a)	465,014
3,795	SK Innovation Co. Ltd.	450,287

Schedule of Investments

2,689	SK Telecom Co. Ltd.	$543,905
2,570	S-Oil Corp.	164,714
29,390	Woori Finance Holdings Co. Ltd.(a)	339,110

		20,489,815

	Spain - 4.7%
17,183	Abertis Infraestructuras SA	384,078
3,165	Acciona SA	210,207
17,263	ACS Actividades de Construccion y Servicios SA	607,143
9,424	Amadeus IT Holding SA, Class A	373,065
396,952	Banco Bilbao Vizcaya Argentaria SA	4,742,845
208,021	Banco de Sabadell SA	615,195
101,126	Banco Popular Espanol SA	696,323
1,096,971	Banco Santander SA	9,482,445
37,403	Bankinter SA	280,193
29,116	Distribuidora Internacional de Alimentacion SA	239,670
8,045	Enagas SA	220,237
21,923	Ferrovial SA	421,439
12,308	Fomento de Construcciones y Contratas SA(a)	329,884
45,531	Gamesa Corp. Tecnologica SA(a)	500,417
20,679	Gas Natural SDG SA	511,860
3,402	Hochtief AG	271,321
308,474	Iberdrola SA	1,903,999
9,334	Indra Sistemas SA	165,335
3,356	Industria de Diseno Textil SA (Inditex)	500,999
7,700	Leighton Holdings Ltd.	110,515
55,598	Mapfre SA	229,654
4,704	Obrascon Huarte Lain SA	198,744
3,910	Red Electrica Corporacion SA	273,713
92,839	Repsol SA	2,175,942
490,438	Telefonica SA	7,566,191

		33,011,414

	Sweden - 1.8%
6,915	Alfa Laval AB	167,958
5,950	Assa Abloy AB, Class B	297,218
11,849	Atlas Copco AB, Class A	322,190
7,374	Atlas Copco AB, Class B	184,626
13,717	Boliden AB	208,808
10,904	Electrolux AB, Series B	231,865
4,637	Getinge AB, Class B	159,520
23,414	Hennes & Mauritz AB, Class B	1,010,069
3,813	Hexagon AB, Class B	121,213
17,014	Husqvarna AB, Class B	98,816
4,182	Industrivarden AB, Class A	80,814
2,159	Industrivarden AB, Class C	39,148
6,173	NCC AB, Class B	197,368
110,446	Nordea Bank AB	1,479,655
32,892	Sandvik AB	461,760
21,704	Securitas AB, Class B	225,786
53,266	Skandinaviska Enskilda Banken AB, Class A	688,385
26,984	Skanska AB, Class B	532,574
14,329	SKF AB, Class B	380,213
21,054	SSAB AB, Class A(b)	168,208
9,402	SSAB AB, Class B(b)	66,599
22,701	Svenska Cellulosa AB, Class B	646,747
16,832	Svenska Handelsbanken AB, Class A	801,206
22,862	Swedbank AB, Class A	598,250
4,054	Swedish Match AB	118,904
19,601	Tele2 AB, Class B	216,185

114,839	Telefonaktiebolaget LM Ericsson, Class B	$1,403,428
111,987	TeliaSonera AB	831,580
8,702	Trelleborg AB, Class B	173,875
59,834	Volvo AB, Class B	793,375

		12,706,343

	Switzerland - 4.9%
70,234	ABB Ltd.	1,754,202
7,199	Adecco SA	567,160
2,445	Aryzta AG	192,625
3,377	Baloise Holding AG	404,576
5,090	Chugai Pharmaceutical Co. Ltd.	116,987
6,945	CIE Financiere Richemont SA	645,306
13,587	Clariant AG	256,993
3,716	Coca-Cola HBC AG(a)	98,507
86,314	Credit Suisse Group AG	2,611,388
7,353	GAM Holding AG	123,815
738	Geberit AG	214,478
214	Georg Fischer AG	147,093
180	Givaudan SA	266,726
248,224	Glencore Xstrata PLC	1,315,619
302	Helvetia Holding AG	145,890
10,275	Holcim Ltd.	748,799
5,364	Julius Baer Group Ltd.	260,900
1,607	Kuehne + Nagel International AG	213,817
1	Lindt & Spruengli AG	53,658
11	Lindt & Spruengli AG NVTG	49,434
2,530	Lonza Group AG	254,634
80,744	Nestle SA	5,866,455
63,711	Novartis AG	5,051,013
14,436	Roche Holding AG Genussch	3,973,825
438	Schindler Holding AG	64,468
916	Schindler Holding AG NVTG	133,003
106	SGS SA	240,289
871	Sonova Holding AG	119,833
43,779	STMicroelectronics NV(a)	359,365
625	Sulzer AG	94,476
1,265	Swatch Group AG (The)	364,739
2,932	Swiss Life Holding AG	633,246
17,854	Swiss Re AG	1,545,579
898	Swisscom AG	494,488
1,668	Syngenta AG	591,393
105,429	UBS AG	2,094,261
9,728	Zurich Insurance Group AG	2,828,226

		34,897,266

	United Kingdom - 16.6%
22,320	3i Group PLC	136,970
6,412	Admiral Group PLC	152,271
4,427	Aggreko PLC	112,480
10,726	AMEC PLC	181,565
22,949	Amlin PLC	157,726
75,933	Anglo American PLC	1,792,015
9,620	Associated British Foods PLC	429,241
69,430	AstraZeneca PLC	4,402,732
332,544	Aviva PLC	2,432,012
8,275	Babcock International Group PLC	189,034
191,614	BAE Systems PLC	1,351,270
60,923	Balfour Beatty PLC	292,162
1,054,542	Barclays PLC	4,722,663
55,706	Barratt Developments PLC	346,608
98,506	BG Group PLC	1,654,513
57,758	BHP Billiton PLC	1,704,332
1,753,446	BP PLC	13,774,532

Schedule of Investments

49,570	British American Tobacco PLC	$2,375,543
34,004	British Land Co. PLC REIT	366,878
25,384	British Sky Broadcasting Group PLC	365,444
419,874	BT Group PLC	2,644,931
10,968	Bunzl PLC	250,192
6,899	Burberry Group PLC	164,177
175,091	Cable & Wireless Communications PLC	153,804
40,914	Cairn Energy PLC(a)	144,970
16,312	Capita PLC	263,656
34,824	Carillion PLC	195,159
17,599	Catlin Group Ltd.	152,569
262,919	Centrica PLC	1,344,677
6,710	Close Brothers Group PLC	146,225
40,167	Cobham PLC	193,879
57,122	Compass Group PLC	854,752
71,705	Debenhams PLC	87,263
47,652	Diageo PLC	1,410,038
321,365	Dixons Retail PLC(a)	230,536
11,820	Drax Group PLC	157,833
31,348	DS Smith PLC	169,240
30,729	Evraz PLC(a)	43,128
18,593	Experian PLC	317,789
93,341	FirstGroup PLC(a)	204,330
71,302	G4S PLC	279,829
56,016	GKN PLC	362,991
197,700	GlaxoSmithKline PLC	5,081,594
9,679	Greene King PLC	136,402
28,625	Hammerson PLC REIT	247,215
26,310	Hang Seng Bank Ltd.	411,687
91,022	Hays PLC	198,656
44,839	Henderson Group PLC	162,119
84,166	Home Retail Group PLC	248,012
935,395	HSBC Holdings PLC	9,638,715
34,165	ICAP PLC	217,014
7,753	IMI PLC	190,743
36,919	Imperial Tobacco Group PLC	1,348,795
23,125	Inchcape PLC	222,328
20,894	Informa PLC	177,529
13,479	Inmarsat PLC	155,175
4,894	Intercontinental Hotels Group PLC	158,448
19,156	Intermediate Capital Group PLC	130,209
81,525	International Consolidated Airlines Group SA(a)	558,304
26,365	Intu Properties PLC REIT	136,748
26,224	Investec PLC	168,944
70,193	ITV PLC	226,680
124,419	J Sainsbury PLC	705,239
11,943	John Wood Group PLC	126,206
9,966	Johnson Matthey PLC	529,193
1,481	Kabel Deutschland Holding AG	194,568
16,347	Kazakhmys PLC	47,847
138,328	Kingfisher PLC	840,231
36,093	Ladbrokes PLC	88,679
8,361	Lancashire Holdings Ltd.	103,606
34,570	Land Securities Group PLC REIT	584,617
331,173	Legal & General Group PLC	1,171,805
2,410,536	Lloyds Banking Group PLC(a)	3,300,009
20,082	Lonmin PLC(a)	101,355
282,901	Man Group PLC	379,851
113,549	Marks & Spencer Group PLC	878,756
23,678	Meggitt PLC	200,600
17,489	Mondi PLC	265,291

167,942	National Grid PLC	$2,177,674
3,805	Next PLC	390,833
272,995	Old Mutual PLC	773,928
33,981	Pearson PLC	621,008
15,637	Pennon Group PLC	176,807
11,542	Persimmon PLC(a)	249,059
5,442	Petrofac Ltd.	103,299
95,815	Prudential PLC	1,933,697
14,300	Reckitt Benckiser Group PLC	1,072,366
24,629	Reed Elsevier PLC	359,027
95,390	Rentokil Initial PLC	188,906
99,357	Resolution Ltd.	569,223
39,503	Rexam PLC	320,062
41,970	Rio Tinto PLC	2,237,224
40,759	Rolls-Royce Holdings PLC	795,117
191,798	Royal Bank of Scotland Group PLC(a)	1,071,716
290,520	RSA Insurance Group PLC	463,131
17,625	SABMiller PLC	793,663
36,527	Sage Group PLC (The)	245,104
2,360	Schroders PLC	95,684
1,374	Schroders PLC NVTG	43,197
38,669	Segro PLC REIT	214,229
18,414	Serco Group PLC	132,277
11,736	Severn Trent PLC	333,096
23,483	Smith & Nephew PLC	338,076
13,178	Smiths Group PLC	311,433
56,941	SSE PLC	1,223,087
66,443	Standard Chartered PLC	1,354,027
103,227	Standard Life PLC	620,235
6,698	Subsea 7 SA	114,797
17,688	Tate & Lyle PLC	220,200
136,273	Taylor Wimpey PLC	251,281
531,208	Tesco PLC	2,796,700
287,764	Thomas Cook Group PLC(a)	850,794
9,431	Travis Perkins PLC	269,534
10,145	Tullow Oil PLC	131,798
11,496	UBM PLC	128,473
30,268	Unilever PLC	1,163,511
36,971	United Utilities Group PLC	435,042
23,163	Vesuvius PLC	170,389
3,395,322	Vodafone Group PLC	12,641,586
3,709	Weir Group PLC (The)	127,641
4,428	Whitbread PLC	272,968
20,139	William Hill PLC	110,016
180,101	William Morrison Supermarkets PLC	710,073
11,726	Wolseley PLC	632,477
43,768	WPP PLC	918,553

		117,198,147

	United States - 0.3%
10,040	Brookfield Office Properties, Inc.	187,482
9,851	Carnival PLC	404,903
12,074	Celesio AG	398,919
7,515	Imperial Oil Ltd.	307,017
4,855	QIAGEN NV(a)	106,490
14,436	Transocean Ltd.(a)	629,149
3,037	Valeant Pharmaceuticals International, Inc.(a)	411,661

		2,445,621

	Total Common Stocks and Other Equity Interests (Cost $634,466,572)	707,076,086

Schedule of Investments

	Rights - 0.0%
	Austria - 0.0%
4,149	Raiffeisen Bank International AG, expiring 03/07/14(a)	$0

	Spain - 0.0%
101,126	Banco Popular Espanol SA, expiring 03/14/14(a)	5,591

	Total Rights (Cost $5,455)	5,591

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $634,472,027)-100.0%	707,081,677

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.5%
11,032,819	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $11,032,819)	11,032,819

	Total Investments (Cost $645,504,846)(e)-101.5%	718,114,496
	Other assets less liabilities-(1.5)%	(10,908,009)

	Net Assets-100.0%	$707,206,487

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipts

NVTG - Non-voting Shares

PPS - Price Protected Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $659,021,066. The net unrealized appreciation was $59,093,430 which consisted of aggregate gross unrealized appreciation of $96,052,350 and aggregate gross unrealized depreciation of $36,958,920.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 4.1%
19,689	Abacus Property Group REIT	$38,480
25,414	Adelaide Brighton Ltd.	83,817
9,740	ALS Ltd.	67,560
81,691	Alumina Ltd.(a)	90,876
4,740	Ansell Ltd.	79,280
97,424	APN News & Media Ltd.(a)	39,951
18,153	Aristocrat Leisure Ltd.	72,065
40,052	Atlas Iron Ltd.	35,295
15,649	Ausdrill Ltd.	12,288
18,857	Australand Property Group REIT	63,837
18,100	Australian Agricultural Co. Ltd.(a)	18,714
9,303	Automotive Holdings Group Ltd.	30,438
29,861	Aveo Group	55,494
42,627	AWE Ltd.(a)	48,164
52,705	Beach Energy Ltd.	65,529
133,152	Billabong International Ltd.(a)	69,705
9,973	Bradken Ltd.	43,507
19,225	BWP Trust REIT	37,238
8,502	Cabcharge Australia Ltd.	28,411
4,966	Cardno Ltd.	27,730
37,931	Challenger Ltd.	198,569
10,231	Charter Hall Group REIT	33,118
17,758	Charter Hall Retail REIT	55,468
1,406	Cochlear Ltd.	70,206
129,177	Commonwealth Property Office Fund REIT	138,630
14,115	Contact Energy Ltd.	58,904
10,619	DuluxGroup Ltd.	49,568
91,941	Emeco Holdings Ltd.	20,857
37,985	Envestra Ltd.	37,782
14,873	Federation Centres REIT	29,457
3,617	Fleetwood Corp. Ltd.	9,089
1,765	Flight Centre Ltd.	73,102
22,856	Fortescue Metals Group Ltd.	106,290
5,648	GrainCorp Ltd., Class A	37,452
6,138	GUD Holdings Ltd.	33,578
83,310	Gunns Ltd.(a)	0
25,318	GWA International Ltd.	66,270
41,883	Harvey Norman Holdings Ltd.	109,629
13,795	Iluka Resources Ltd.	105,677
8,181	Independence Group NL	23,555
31,806	Investa Office Fund REIT	86,027
2,746	Invocare Ltd.	25,157
8,801	IOOF Holdings Ltd.	67,651
3,832	Iress Ltd.	30,024
6,343	JB Hi-Fi Ltd.	99,617
51,238	Kagara Ltd.(a)	0
7,072	Kingsgate Consolidated Ltd.	6,942
38,288	Lynas Corp. Ltd.(a)	9,521
105,261	Macmahon Holdings Ltd.(a)	12,398
3,481	Mineral Resources Ltd.	34,259
2,781	Monadelphous Group Ltd.	38,774

54,758	Mount Gibson Iron Ltd.	$50,165
53,294	Myer Holdings Ltd.	117,643
7,960	Navitas Ltd.	46,949
8,221	New Hope Corp. Ltd.	25,105
14,158	NRW Holdings Ltd.	15,441
13,176	Nufarm Ltd.	44,605
15,778	OceanaGold Corp.(a)	28,586
19,492	Oil Search Ltd.	136,564
75,763	Pacific Brands Ltd.	40,654
40,941	Paladin Energy Ltd.(a)	18,039
19,470	PanAust Ltd.	27,775
2,006	Perpetual Ltd.	82,331
5,544	Platinum Asset Management Ltd.	32,844
7,120	Premier Investments Ltd.	47,399
27,556	Primary Health Care Ltd.	119,251
15,100	Programmed Maintenance Services Ltd.	40,578
3,084	Ramsay Health Care Ltd.	118,018
20,567	Resolute Mining Ltd.(a)	9,780
8,746	SAI Global Ltd.	28,616
4,705	Seek Ltd.	50,944
3,807	Seven Group Holdings Ltd.	25,842
49,058	Seven West Media Ltd.	93,739
129,324	Sigma Pharmaceuticals Ltd.	67,137
11,653	Skilled Group Ltd.	28,977
42,562	Southern Cross Media Group Ltd.	58,302
87,185	SP Ausnet	94,325
32,741	Spark Infrastructure Group	46,849
20,960	St. Barbara Ltd.(a)	5,761
2,155	Super Retail Group Ltd.	20,137
186,097	Ten Network Holdings Ltd.(a)	57,641
62,975	Transfield Services Ltd.	43,682
75,809	Transpacific Industries Group Ltd.(a)	73,750
112,977	Virgin Australia Airlines Services(a)	0
93,904	Virgin Australia Holdings Ltd.(a)	28,266
10,546	Whitehaven Coal Ltd.(a)	16,516

		4,418,161

	Austria - 0.8%
995	AMAG Austria Metall AG	30,862
5,609	CA Immobilien Anlagen AG	97,576
4,016	Conwert Immobilien Invest SE	52,051
3,405	EVN AG	53,035
746	Flughafen Wien AG	60,009
530	Lenzing AG	32,059
377	Mayr-Melnhof Karton AG	46,087
2,653	Oesterreichische Post AG	122,340
1,786	RHI AG	58,539
325	Schoeller-Bleckmann Oilfield Equipment AG	33,949
1,046	Strabag SE	31,174
2,553	Verbund AG	53,846
9,037	Wienerberger AG	143,195

		814,722

	Belgium - 1.0%
1,168	Ackermans & van Haaren NV	126,339
14,390	AGFA-Gevaert NV(a)	42,498
447	Barco NV	33,896
1,005	Befimmo SCA Sicafi REIT	68,415
594	Cie d’Entreprises CFE	51,987
910	Cofinimmo REIT	105,943
1,596	Elia System Operator SA/NV	73,490
449	EVS Broadcast Equipment SA	26,914
866	Gimv NV	43,047
2,163	Imerys SA	176,211
26,400	Nyrstar	101,465
666	Sofina SA	76,862
2,639	Tessenderlo Chemie NV	68,792

Schedule of Investments

5,635	Viohalco SA(a)	$28,497
383	Warehouses De Pauw SCA REIT	27,323

		1,051,679

	British Virgin Islands - 0.0%
18,559	New World Resources PLC, Class A(a)	15,632
227,374	Pacific Andes Resources Development Ltd.	24,548

		40,180

	Canada - 7.7%
38,258	Advantage Oil & Gas Ltd.(a)	155,441
5,908	Aecon Group, Inc.	82,027
10,183	African Barrick Gold PLC	36,784
12,144	AGF Management Ltd., Class B	124,168
2,075	Alamos Gold, Inc.	19,020
5,265	Algonquin Power & Utilities Corp.	34,425
983	Allied Properties Real Estate Investment Trust REIT	28,830
2,959	Artis Real Estate Investment Trust REIT	40,048
10,396	Athabasca Oil Corp.(a)	74,500
3,172	ATS Automation Tooling Systems, Inc.(a)	39,545
15,856	AuRico Gold, Inc.	72,671
8,826	Bankers Petroleum Ltd.(a)	33,881
1,371	Bell Aliant, Inc.	31,590
3,682	Birchcliff Energy Ltd.(a)	27,905
10,837	BlackPearl Resources, Inc.(a)	24,299
1,029	Boardwalk REIT	53,990
12,286	CAE, Inc.	155,483
1,437	Calfrac Well Services Ltd.	38,433
2,802	Calloway REIT	62,451
7,453	Canaccord Financial, Inc.	45,723
1,433	Canadian REIT	54,649
2,151	Canadian Apartment Properties REIT	40,880
2,730	Canadian Western Bank	89,200
3,608	Canexus Corp.	18,607
3,867	Canfor Corp.(a)	99,437
7,233	Capital Power Corp.	147,845
25,043	Capstone Mining Corp.(a)	64,913
1,345	CCL Industries, Inc., Class B	96,929
10,686	Centerra Gold, Inc.	41,308
3,947	Chartwell Retirement Residences	37,702
3,591	Cineplex, Inc.	130,377
1,478	Cogeco Cable, Inc.	67,434
2,346	Cominar REIT	39,095
236	Constellation Software, Inc	50,659
4,279	Corus Entertainment, Inc., Class B	94,910
9,040	Cott Corp.	71,026
9,382	Crew Energy, Inc.(a)	61,007
4,473	Davis + Henderson Corp.	112,251
2,576	Detour Gold Corp.(a)	16,543
938	Dollarama, Inc.	70,669
2,709	Dominion Diamond Corp.(a)	39,410
2,323	Dorel Industries, Inc., Class B	84,340
2,816	Dream Unlimited Corp., Class A(a)	40,082
2,633	Dundee Corp., Class A(a)	43,311
3,990	Dundee Precious Metals, Inc.(a)	14,279
1,593	Dundee Real Estate Investment Trust, Class A REIT	41,877
14,837	Eldorado Gold Corp.	94,216
1,683	Empire Co. Ltd., Class A	107,309
3,820	Enerflex Ltd.	53,106
7,571	Ensign Energy Services, Inc.	111,703
13,888	Extendicare, Inc.	88,937
3,924	First Capital Realty, Inc.	61,555
2,007	FirstService Corp.	80,860
2,553	Franco-Nevada Corp.	123,763
4,585	Gibson Energy, Inc.	111,361
2,469	Gildan Activewear, Inc.	131,494

5,204	GMP Capital, Inc.	$33,933
1,615	Granite Real Estate Investment Trust REIT	55,318
3,306	Great Canadian Gaming Corp.(a)	41,067
4,092	H&R REIT	77,623
1,204	Home Capital Group, Inc.	83,344
10,688	HudBay Minerals, Inc.	84,741
2,119	Imperial Metals Corp.(a)	31,967
2,610	Innergex Renewable Energy, Inc.	24,486
7,360	InnVest REIT	33,666
3,533	Jean Coutu Group (PJC), Inc. (The), Class A	61,094
19,755	Just Energy Group, Inc.	138,380
2,761	Keyera Corp.	163,439
2,277	Laurentian Bank of Canada	93,392
8,845	Legacy Oil + Gas, Inc.(a)	44,663
3,033	Linamar Corp.	116,374
33,199	Lundin Mining Corp.(a)	145,010
678	MacDonald Dettwiler & Associates Ltd.	48,113
4,440	Major Drilling Group International	32,176
3,880	Manitoba Telecom Services, Inc.	103,077
6,181	Maple Leaf Foods, Inc.	87,314
6,984	Martinrea International, Inc.	58,317
3,720	MEG Energy Corp.(a)	102,997
2,347	Morguard REIT	34,417
4,720	Mullen Group Ltd.	114,301
12,680	New Gold, Inc.(a)	72,672
6,252	Niko Resources Ltd.(a)	14,523
3,190	North West Co., Inc. (The)	72,730
4,053	Northland Power, Inc.	59,216
5,508	Nuvista Energy Ltd.(a)	40,707
1,722	Open Text Corp.	170,447
10,336	Osisko Mining Corp.(a)	61,926
4,936	Pan American Silver Corp.	62,068
6,172	Parkland Fuel Corp.	99,531
1,706	Pason Systems, Inc.	38,482
3,873	Peyto Exploration & Development Corp.	113,382
7,443	Progressive Waste Solutions Ltd.	170,896
6,111	Reitmans (Canada) Ltd., Class A	30,474
2,684	Ritchie Bros Auctioneers, Inc.	61,626
10,405	RONA, Inc.	116,560
5,000	Russel Metals, Inc.	128,660
5,985	Savanna Energy Services Corp.	42,299
11,993	SEMAFO, Inc.	38,616
1,376	ShawCor Ltd.	50,192
3,592	Silver Standard Resources, Inc.(a)	28,157
3,441	Silver Wheaton Corp.	74,656
8,181	Silvercorp Metals, Inc.	20,912
1,637	Stantec, Inc.	99,516
13,471	Superior Plus Corp.	147,886
11,069	Taseko Mines Ltd.(a)	22,536
3,480	Toromont Industries Ltd.	80,309
2,144	Tourmaline Oil Corp.(a)	90,552
8,834	Transcontinental, Inc., Class A	111,163
5,416	TransForce, Inc.	115,903
7,634	Trican Well Service Ltd.	87,299
1,269	Trilogy Energy Corp.	29,126
13,525	Trinidad Drilling Ltd.	112,208
2,068	West Fraser Timber Co. Ltd.	106,076
1,867	Westshore Terminals Investment Corp.	59,311
2,361	WSP Global, Inc.	70,664

		8,324,748

	China - 1.2%
8,948	AAC Technologies Holdings, Inc.	38,662
45,406	China Mengniu Dairy Co. Ltd.	209,054
295,500	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	51,376

Schedule of Investments

174,529	China Travel International Investment Hong Kong Ltd.	$33,266
98,950	Cosco Corp. Singapore Ltd.	54,190
30,857	Kowloon Development Co. Ltd.	35,885
25,264	Minth Group Ltd.	49,130
2,197,952	Semiconductor Manufacturing International Corp.(a)	223,622
233,690	Shougang Fushan Resources Group Ltd.	64,406
15,264	Stella International Holdings Ltd.	35,935
43,160	Sun Art Retail Group Ltd.	56,474
44,212	Tingyi Cayman Islands Holding Corp.	114,447
149,478	TPV Technology Ltd.	30,994
105,266	Want Want China Holdings Ltd.	142,075
76,000	Xinyi Solar Holdings Ltd.(a)	15,954
120,004	Yangzijiang Shipbuilding Holdings Ltd.	107,968
20,526	Yingde Gases Group Co. Ltd.	18,081

		1,281,519

	Denmark - 1.4%
11,159	Alm. Brand A/S(a)	52,436
1,429	Chr. Hansen Holding A/S	55,190
1,368	Coloplast A/S, Class B	102,628
1,349	D/S Norden A/S	62,999
3,701	GN Store Nord A/S	87,757
4,609	H. Lundbeck A/S	114,201
1,763	NKT Holding A/S	102,534
3,611	Novozymes A/S, Class B	155,844
1,942	Pandora A/S	111,154
363	Rockwool International A/S, Class B	65,801
323	Royal Unibrew A/S	40,804
1,051	Schouw & Co. A/S	46,157
2,088	Simcorp A/S	76,416
5,763	Sydbank A/S(a)	146,545
3,645	Topdanmark A/S(a)	96,310
1,132	Tryg A/S	108,021
448	William Demant Holding(a)	41,171

		1,465,968

	Egypt - 0.0%
42,150	Centamin PLC(a)	30,549

	Finland - 1.7%
7,104	Amer Sports Oyj	146,767
3,926	Cargotec Corp., Class B	139,614
8,528	Citycon Oyj	29,096
2,441	Cramo Oyj	48,488
8,082	Finnair Oyj	30,299
7,780	Huhtamaki Oyj	193,153
6,880	Kemira Oyj	95,935
3,791	Konecranes Oyj	133,688
9,970	Metsa Board Oyj	39,663
5,228	Orion Oyj, Class B	136,633
175,819	Outokumpu Oyj(a)	102,499
5,722	Outotec Oyj	58,413
4,511	Ramirent Oyj	53,472
24,216	Rautaruukki Oyj	287,051
11,857	Sanoma Oyj	93,620
11,808	Sponda Oyj	57,166
3,083	Stockmann Oyj Abp, Class B	46,773
5,604	Tieto Oyj	123,033
3,244	Uponor Oyj	51,971

		1,867,334

	France - 4.1%
1,649	Albioma	40,250
1,178	Alten Ltd.	53,130
7,726	Altran Technologies SA	70,619
1,391	April	31,326
2,585	Beneteau SA(a)	39,462

95,263	Beni Stabili SpA REIT	$70,657
522	bioMerieux	54,894
4,672	Bourbon SA	129,001
8,892	Bull(a)	44,128
4,277	Bureau Veritas SA	111,289
2,395	Club Mediterranee SA(a)	56,069
1,002	Dassault Systemes	118,788
16,586	Derichebourg SA(a)	57,237
771	Eramet	73,603
3,843	Etablissements Maurel et Prom	62,164
5,648	Euro Disney SCA(a)	32,599
123	Eurofins Scientific	31,317
480	Faiveley Transport	35,000
1,191	Gecina SA REIT	145,386
16,912	Groupe Eurotunnel SA	186,696
4,741	Groupe Steria SCA	95,902
14,520	Havas SA	113,902
113	Hermes International	36,001
449	Iliad SA	102,814
792	Ingenico	68,024
1,829	Ipsos	78,472
2,982	JC Decaux SA	127,297
2,131	Medica SA	61,067
2,795	Mercialys SA REIT	57,254
1,426	Mersen	44,614
8,229	Metropole Television SA	178,499
6,086	Mobistar SA	115,066
2,361	Nexity	94,372
1,609	Orpea	88,225
30,435	Parmalat SpA	101,294
4,130	Plastic Omnium SA	106,963
175	Puma SE	49,783
2,237	Rallye SA	87,786
569	Remy Cointreau SA	42,495
1,477	Rubis	95,975
2,201	Saft Groupe SA	77,053
1,766	SEB SA	138,415
1,081	Societe BIC SA	124,480
12,772	Societe Television Francaise 1	235,965
10,288	SOITEC(a)	20,395
46,840	Solocal Group(a)	83,379
309	Sopra Group SA	33,957
3,753	Teleperformance	219,652
11,098	UbiSoft Entertainment SA(a)	155,200
753	Vicat SA	52,702
272	Vilmorin & Cie	35,635
117	Virbac SA	26,144

		4,392,397

	Germany - 4.6%
4,489	Aareal Bank AG(a)	165,507
11,369	Air Berlin PLC(a)	30,709
4,080	Aixtron SE(a)	62,284
4,281	Alstria Office AG REIT	55,555
2,620	Axel Springer AG	167,756
1,616	Bauer AG	41,297
2,271	BayWa AG	118,521
898	Bechtle AG	66,254
1,969	Deutsche Euroshop AG	83,177
602	Deutsche Postbank AG	30,443
2,893	Deutsche Wohnen AG	54,209
12,898	Deutz AG(a)	128,278
2,582	DIC Asset AG	23,235
3,224	DMG MORI SEIKI AG	104,302
189	Draegerwerk AG & Co. KGAA	19,167
374	Draegerwerk AG & Co. KGaA (Preference Shares)	45,543

Schedule of Investments

549	Duerr AG	$46,294
1,048	ElringKlinger AG	38,780
938	Euler Hermes SA	115,110
490	Fielmann AG	54,727
2,461	Fraport AG Frankfurt Airport Services Worldwide	182,102
960	Fuchs Petrolub AG	74,453
489	Fuchs Petrolub AG (Preference Shares)	44,117
5,079	GAGFAH SA(a)	73,013
1,484	Gerresheimer AG	99,762
738	Gerry Weber International AG	32,843
486	Gfk SE	26,707
1,869	H&R AG(a)	22,024
1,833	Hamburger Hafen und Logistik AG	45,854
25,283	Heidelberger Druckmaschinen AG(a)	104,059
869	Indus Holding AG	34,448
3,006	Jenoptik AG	50,631
1,345	Jungheinrich AG (Preference Shares)	98,018
6,266	Kloeckner & Co. SE(a)	93,626
6,743	Kontron AG	46,821
846	Krones AG	67,665
64	KSB AG (Preference Shares)	38,286
945	KUKA AG	45,298
3,153	Leoni AG	244,829
1,455	MTU Aero Engines AG	129,207
8,758	Nordex SE(a)	116,984
1,228	Norma Group AG	66,398
474	Pfeiffer Vacuum Technology AG	56,315
4,628	ProSiebenSat.1 Media AG	207,766
1,374	Rheinmetall AG	88,152
4,703	Rhoen Klinikum AG	138,673
1,758	SGL Carbon SE	65,670
1,152	Sixt SE	37,875
1,485	Sixt SE (Preference Shares)	40,643
1,382	SMA Solar Technology AG	57,942
2,374	Software AG	88,232
3,753	Stada Arzneimittel AG	179,113
3,435	Suedzucker AG	85,697
2,168	TAG Immobilien AG	26,269
2,752	United Internet AG	120,317
665	Vossloh AG	63,214
1,561	Wacker Chemie AG	185,837
3,092	Wincor Nixdorf AG	219,911
1,277	Wirecard AG	55,917

		4,905,836

	Gibraltar - 0.0%
16,999	Bwin.Party Digital Entertainment PLC	31,988

	Greece - 0.9%
29,348	Ellaktor SA(a)	132,980
2,621	Folli Follie Group(a)	78,997
5,975	Hellenic Exchanges - Athens Stock Exchange SA Holding	58,740
7,199	Hellenic Petroleum SA	69,802
19,478	Intralot SA Integrated Lottery Systems & Services	51,221
5,401	JUMBO SA(a)	91,772
142,008	Marfin Investment Group Holdings SA(a)	81,007
1,814	Metka SA	28,866
8,372	Motor Oil (Hellas) Corinth Refineries SA	96,417
9,921	Mytilineos Holdings SA(a)	77,732
44,631	Piraeus Bank SA(a)	104,124
2,389	Titan Cement Co. SA(a)	64,111
16,568	TT Hellenic Postbank SA(a)	0

		935,769

	Hong Kong - 2.5%
6,644	ASM Pacific Technology Ltd.	$62,292
11,511	Cafe de Coral Holdings Ltd.	35,283
174,965	Champion REIT	74,359
7,368	Cheung Kong Infrastructure Holdings Ltd.	43,317
7,368	Chow Sang Sang Holdings International Ltd.	19,785
21,054	Chow Tai Fook Jewellery Group Ltd.	31,128
19,052	Dah Sing Banking Group Ltd.	27,628
10,661	Dah Sing Financial Holdings Ltd.	51,213
61,054	Fortune REIT	47,099
17,896	Galaxy Entertainment Group Ltd.(a)	175,853
62,439	Giordano International Ltd.	44,870
18,948	Great Eagle Holdings Ltd.	62,104
40,422	HKR International Ltd.	18,637
76,428	Hopewell Highway Infrastructure Ltd.	35,631
19,701	Hopewell Holdings Ltd.	68,378
102,108	Huabao International Holdings Ltd.	51,811
69,476	Hutchison Telecommunications Hong Kong Holdings Ltd.	25,501
26,316	Hysan Development Co. Ltd.	104,047
29,474	Indofood Agri Resources Ltd.	17,755
73,247	Johnson Electric Holdings Ltd.	65,466
73,686	Ju Teng International Holdings Ltd.	49,062
65,264	K Wah International Holdings Ltd.	50,935
901,076	Lai Sun Development(a)	22,629
10,526	Luk Fook Holdings International Ltd.	34,093
75,792	Midland Holdings Ltd.	34,749
136,004	New World China Land Ltd.	71,638
65,264	NWS Holdings Ltd.	94,810
217,900	Pacific Basin Shipping Ltd.	134,700
29,474	Pacific Textile Holdings Ltd.	41,830
35,790	Ports Design Ltd.	25,720
34,738	Road King Infrastructure Ltd.	31,809
23,370	Samsonite International SA	64,559
52,632	Shangri-La Asia Ltd.	87,440
209,110	Shui On Land Ltd.	66,518
90,712	Shun Tak Holdings Ltd.	52,571
155,794	Singamas Container Holdings Ltd.	35,313
20,000	SmarTone Telecommunications Holding Ltd.	22,022
72,000	Sunlight Real Estate Investment Trust REIT	26,241
49,810	Techtronic Industries Co.	128,618
11,605	Television Broadcasts Ltd.	72,561
59,851	Texwinca Holdings Ltd.	57,425
65,264	Truly International Holdings	36,058
16,842	Vitasoy International Holdings Ltd.	23,425
10,706	VTech Holdings Ltd.	129,468
7,289	Wing Hang Bank Ltd.	103,823
75,792	Xinyi Glass Holdings Co. Ltd.	61,689
46,318	Yuexiu Real Estate Investment Trust REIT	21,773

		2,643,636

	India - 0.1%
40,002	Ascendas India Trust	21,437
34,529	Essar Energy PLC(a)	32,743

		54,180

	Ireland - 0.9%
19,403	Aer Lingus Group PLC	37,679
14,575	C&C Group PLC	82,551
6,025	Glanbia PLC	87,588
18,347	Grafton Group PLC	179,256
45,281	Greencore Group PLC	185,447
9,989	James Hardie Industries PLC CDI	112,429
7,914	Kingspan Group PLC	151,175
599	Paddy Power PLC	47,425
15,018	UDG Healthcare PLC	87,816

		971,366

Schedule of Investments

	Israel - 1.2%
10,247	Africa-Israel Investments Ltd.(a)	$22,849
1,915	Azrieli Group	60,653
3,163	Clal Insurance Enterprise Holdings Ltd.	57,350
3,474	Delek Automotive Systems Ltd.	35,891
2,056	Elbit Systems Ltd.	116,279
2,845	First International Bank of Israel Ltd.	45,143
3,723	Gazit-Globe Ltd.	46,416
13,716	Harel Insurance Investments & Financial Services Ltd.	77,105
82,051	Israel Discount Bank Ltd., Class A(a)	141,452
22,229	Migdal Insurance & Financial Holding Ltd.	36,099
8,713	Mizrahi Tefahot Bank Ltd.	106,400
1,977	NICE Systems Ltd.	77,330
150,870	Oil Refineries Ltd.(a)	43,113
4,201	Ormat Industries Ltd.	27,661
24,016	Partner Communications Co. Ltd.(a)	207,387
485	Paz Oil Co. Ltd.	71,832
16,979	Shikun & Binui Ltd.	39,641
12,953	Shufersal Ltd.	49,047
3,686	Tower Semiconductor Ltd.(a)	22,763

		1,284,411

	Italy - 3.2%
5,344	ACEA SpA	58,914
5,853	Ansaldo STS SpA	65,236
7,365	Astaldi SpA	70,170
5,639	ASTM SpA	84,714
9,793	Autogrill SpA(a)	89,803
2,000	Azimut Holding SpA	57,934
141,537	Banca Carige SpA(a)	75,833
22,312	Banca Popolare di Sondrio Scarl	124,568
2,277	Brembo SpA	59,018
8,085	Buzzi Unicem SpA	147,736
442	Ciments Francais SA	34,953
50,633	CIR-Compagnie Industriali Riunite SpA(a)	73,129
8,923	Credito Emiliano SpA	73,101
41,806	Credito Valtellinese Scarl(a)	67,653
1,195	Danieli & C. Officine Meccaniche SpA	39,901
3,662	Danieli & C. Officine Meccaniche SpA RSP	82,817
8,912	Davide Campari-Milano SpA	71,148
1,764	De’Longhi SpA	29,022
12,829	ERG SpA	176,639
10,349	Geox SpA	41,841
5,612	Gtech SpA	171,038
44,239	Hera SpA	102,195
7,919	Indesit Co. SpA	108,073
3,438	Interpump Group SpA	44,509
120,486	Iren SpA	170,768
11,748	Italcementi SpA	115,969
20,180	Italcementi SpA RSP	103,412
584	Italmobiliare SpA(a)	21,918
1,498	Italmobiliare SpA RSP(a)	32,322
2,917	MARR SpA	46,103
17,865	Mediolanum SpA	154,067
19,635	Piaggio & C. SpA	60,107
7,289	RCS Mediagroup SpA(a)	14,970
5,869	Recordati SpA	91,889
4,292	Safilo Group SpA(a)	99,785
121,524	Saras SpA(a)	147,821
2,691	Societa’ Cattolica di Assicurazioni Scarl	67,861
5,213	Societa Iniziative Autostradali e Servizi SpA	52,022
14,787	Sorin SpA(a)	43,312
368	Tod’s SpA	50,272
4,903	Trevi Finanziaria SpA	41,325
44,212	Vard Holdings Ltd.(a)	28,363

9,793	World Duty Free SpA(a)	$142,364

		3,434,595

	Japan - 30.7%
736	ABC-Mart, Inc.	32,115
6,948	Accordia Golf Co. Ltd.	91,768
25,158	ACOM Co. Ltd.(a)	75,732
958	Adastria Holdings Co. Ltd.	25,363
7,368	ADEKA Corp.	82,360
1,368	Aderans Co. Ltd.	14,809
5,052	Advantest Corp.	54,391
1,264	AEON Delight Co. Ltd.	25,680
4,316	AEON Financial Service Co. Ltd.	101,610
3,684	AEON Mall Co. Ltd.	109,453
2,948	Aica Kogyo Co. Ltd.	54,806
422	Aichi Bank Ltd. (The)	20,089
7,368	Aichi Steel Corp.	30,054
26,004	Aiful Corp.(a)	100,207
422	Ain Pharmaciez, Inc.	20,938
4,210	Air Water, Inc.	63,118
10,526	Akebono Brake Industry Co. Ltd.	49,954
2,422	Alpen Co. Ltd.	44,956
4,526	Alpine Electronics, Inc.	64,350
4,000	Amano Corp.	42,281
2,526	Anritsu Corp.	28,162
1,684	AOKI Holdings, Inc.	28,219
10,526	Aomori Bank Ltd. (The)	27,867
6,210	Aoyama Trading Co. Ltd.	161,727
16,842	Aozora Bank Ltd.	48,552
1,158	ARC Land Sakamoto Co. Ltd.	19,587
4,316	Arcs Co. Ltd.	81,127
3,580	Asahi Diamond Industrial Co. Ltd.	38,649
1,264	Asahi Holdings, Inc.	23,883
3,368	Asatsu-DK, Inc.	78,829
7,052	ASICS Corp.	123,566
2,106	ASKUL Corp.	80,845
8,210	Autobacs Seven Co. Ltd.	133,794
736	Avex Group Holdings, Inc.	16,959
10,526	Awa Bank Ltd. (The)	51,502
7,264	Azbil Corp.	173,293
842	Bank of Iwate Ltd. (The)	37,772
7,368	Bank of Nagoya Ltd. (The)	24,419
800	Bank of Okinawa Ltd. (The)	29,612
3,474	Bank of The Ryukyus Ltd.	44,113
17,474	Best Denki Co. Ltd.(a)	25,358
137	BIC Camera, Inc.	80,331
1,264	Calbee, Inc.	29,461
27,370	Calsonic Kansei Corp.	138,480
948	Canon Electronics, Inc.	18,228
7,264	Canon Marketing Japan, Inc.	94,090
3,580	Capcom Co. Ltd.	70,838
1,264	Cawachi Ltd.	24,193
27,370	Central Glass Co. Ltd.	86,953
2,422	Century Tokyo Leasing Corp.	71,721
3,158	Chiba Kogyo Bank Ltd. (The)(a)	22,171
1,368	Chiyoda Co. Ltd.	27,136
7,368	Chiyoda Corp.	114,943
2,736	Chori Co. Ltd.	31,093
4,210	Chugoku Marine Paints Ltd.	23,035
4,000	CKD Corp.	41,261
3,052	Coca-Cola East Japan Co. Ltd.	75,324
7,580	Coca-Cola West Co. Ltd.	149,987
2,700	Cocokara Fine, Inc.	67,325
2,106	Colowide Co. Ltd.	22,343
10,316	COMSYS Holdings Corp.	152,032
3,684	Daibiru Corp.	42,372
39,632	Daiei, Inc. (The)(a)	116,193

Schedule of Investments

5,790	Daifuku Co. Ltd.	$69,944
8,422	Daihen Corp.	37,905
17,896	Daikyo, Inc.	44,220
4,210	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	19,030
12,632	Dainippon Screen Manufacturing Co. Ltd.(a)	60,692
7,894	Dainippon Sumitomo Pharma Co. Ltd.	136,695
6,316	Daio Paper Corp.	54,994
20,000	Daishi Bank Ltd. (The)	72,560
37,896	Daiwabo Holdings Co. Ltd.	75,060
7,580	DCM Holdings Co. Ltd.	51,358
3,052	DeNA Co. Ltd.	59,164
736	DISCO Corp.	52,033
7,368	DMG Mori Seiki Co. Ltd.	131,271
2,632	Don Quijote Co. Ltd.	163,621
2,948	Doutor Nichires Holdings Co. Ltd.	50,962
17,896	DOWA Holdings Co. Ltd.	164,422
4,106	Duskin Co. Ltd.	79,113
526	DyDo Drinco, Inc.	21,249
842	Earth Chemical Co. Ltd.	28,442
4,106	EXEDY Corp.	130,848
5,264	Ezaki Glico Co. Ltd.	70,971
3,684	FamilyMart Co. Ltd.	167,611
3,684	Fancl Corp.	40,783
1,052	F.C.C. Co. Ltd.	20,486
2,526	Foster Electric Co. Ltd.	41,314
632	FP Corp.	39,785
4,316	Fuji Media Holdings, Inc.	81,847
17,580	Fuji Oil Co. Ltd.	58,436
4,210	Fuji Oil Co. Ltd./Osaka	62,705
842	Fuji Seal International, Inc.	28,484
3,158	Fuji Soft, Inc.	74,131
3,158	Fujitec Co. Ltd.	39,388
3,158	Fujitsu General Ltd.	37,840
6,316	Fukuyama Transporting Co. Ltd.	34,495
4,000	Funai Electric Co. Ltd.	49,498
33,686	Furukawa Co. Ltd.	68,043
3,684	Futaba Corp.	46,274
14,210	Futaba Industrial Co. Ltd.(a)	54,758
1,264	Fuyo General Lease Co. Ltd.	44,494
6,526	Geo Holdings Corp.	62,262
4,316	Glory Ltd.	108,212
27,370	Godo Steel Ltd.	47,234
1,064	Goldcrest Co. Ltd.	26,406
3,052	Gree, Inc.	30,315
28,422	GS Yuasa Corp.	149,655
28,422	Gunze Ltd.	74,688
11,580	H2O Retailing Corp.	95,719
26,316	Hachijuni Bank Ltd. (The)	147,598
2,210	Hamamatsu Photonics KK	93,722
27,370	Hanwa Co. Ltd.	143,043
32,528	Haseko Corp.(a)	247,185
15,790	Hazama Ando Corp.	56,512
2,632	Heiwa Corp.	47,151
3,474	Heiwa Real Estate Co. Ltd.	54,536
3,264	Heiwado Co. Ltd.	45,511
7,368	Higashi-Nippon Bank Ltd. (The)	19,001
13,684	Higo Bank Ltd. (The)	72,455
842	Hikari Tsushin, Inc.	70,838
1,158	Hirose Electric Co. Ltd.	164,755
948	HIS Co. Ltd.	52,148
2,106	Hisamitsu Pharmaceutical Co., Inc.	95,816
3,684	Hitachi Capital Corp.	93,739
6,738	Hitachi High-Technologies Corp.	156,781
4,422	Hitachi Koki Co. Ltd.	31,782
3,158	Hitachi Kokusai Electric, Inc.	42,020

11,580	Hitachi Metals Ltd.	$184,853
4,632	Hitachi Transport System Ltd.	74,077
12,422	Hitachi Zosen Corp.	90,621
422	Hogy Medical Co. Ltd.	21,972
24,212	Hokkoku Bank Ltd. (The)	81,431
13,158	Hokuetsu Kishu Paper Co. Ltd.	58,188
1,264	Hokuto Corp.	23,387
1,052	Horiba Ltd.	38,579
2,106	Hoshizaki Electric Co. Ltd.	75,786
7,894	Hosiden Corp.	40,018
6,632	House Foods Group, Inc.	100,145
13,684	Hyakugo Bank Ltd. (The)	55,952
9,474	Hyakujushi Bank Ltd. (The)	31,306
948	IBJ Leasing Co. Ltd.	25,247
4,316	Iino Kaiun Kaisha Ltd.	24,038
1,158	Inaba Denki Sangyo Co. Ltd.	37,016
4,526	Inabata & Co. Ltd.	51,080
7,368	Iseki & Co. Ltd.	20,879
49,474	Ishihara Sangyo Kaisha Ltd.(a)	58,213
7,790	IT Holdings Corp.	130,234
4,842	ITO EN Ltd.	105,258
1,264	ITOCHU Techno-Solutions Corp.	52,674
10,526	Itoham Foods, Inc.	47,374
17,896	Iwatani Corp.	104,760
12,210	Iyo Bank Ltd. (The)	115,773
4,106	Izumi Co. Ltd.	125,815
10,526	Jaccs Co. Ltd.	47,684
736	JAFCO Co. Ltd.	40,414
4,526	Japan Airport Terminal Co. Ltd.	92,397
3,158	Japan Aviation Electronics Industry Ltd.	48,894
3,474	Japan Petroleum Exploration Co. Ltd.	130,294
5,052	Japan Securities Finance Co. Ltd.	35,270
7,368	J-Oil Mills, Inc.	20,590
2,106	Joshin Denki Co. Ltd.	16,066
24,212	Juroku Bank Ltd. (The)	85,229
38,738	JVC KENWOOD Holdings, Inc.	74,069
1,052	Kadokawa Corp.	34,350
3,790	Kagome Co. Ltd.	63,064
10,526	Kagoshima Bank Ltd. (The)	63,888
3,158	Kaken Pharmaceutical Co. Ltd.	50,845
6,632	Kamei Corp.	50,203
2,106	Kanamoto Co. Ltd.	55,198
12,632	Kandenko Co. Ltd.	64,903
13,684	Kansai Paint Co. Ltd.	188,652
26,316	Kansai Urban Banking Corp.	32,255
1,158	Kato Sangyo Co. Ltd.	21,131
13,684	Keihan Electric Railway Co. Ltd.	52,061
4,210	Keihin Corp.	63,572
14,738	Keisei Electric Railway Co. Ltd.	132,373
17,896	Keiyo Bank Ltd. (The)	78,614
10,842	Kenedix, Inc.(a)	44,331
11,052	Kewpie Corp.	158,652
9,474	Kikkoman Corp.	170,557
15,790	Kinden Corp.	156,065
632	Kintetsu World Express, Inc.	25,439
2,736	Kissei Pharmaceutical Co. Ltd.	65,540
7,474	Kitz Corp.	35,397
4,100	Kiyo Bank Ltd. (The)(a)	54,031
1,158	Kobayashi Pharmaceutical Co. Ltd.	63,359
4,632	Kohnan Shoji Co. Ltd.	49,007
10,526	Kojima Co. Ltd.(a)	28,073
11,790	Kokuyo Co. Ltd.	82,889
3,158	Komeri Co. Ltd.	75,586
4,422	Komori Corp.	70,285
8,000	Konami Corp.	193,126
1,052	Konishi Co. Ltd.	20,001

Schedule of Investments

2,316	Kose Corp.	$73,237
43,160	Kumagai Gumi Co. Ltd.(a)	111,725
26,316	Kurabo Industries Ltd.	47,995
9,474	KUREHA Corp.	43,847
3,790	Kuroda Electric Co. Ltd.	58,679
24,212	KYB Co. Ltd.	121,315
2,948	Kyoei Steel Ltd.	59,951
2,632	Kyokuto Kaihatsu Kogyo Co. Ltd.	36,518
3,474	KYORIN Holdings, Inc.	78,653
6,842	Kyowa Exeo Corp.	90,435
28,632	Leopalace21 Corp.(a)	152,165
4,736	Lintec Corp.	87,675
25,264	Lion Corp.	133,027
1,264	Mabuchi Motor Co. Ltd.	73,620
16,842	Maeda Corp.	114,443
3,158	Maeda Road Construction Co. Ltd.	52,270
4,210	Makino Milling Machine Co. Ltd.	35,501
842	Mandom Corp.	29,144
5,264	Marudai Food Co. Ltd.	15,898
71,580	Maruha Nichiro Holdings, Inc.	119,318
4,106	Maruichi Steel Tube Ltd.	107,859
3,474	Matsui Securities Co. Ltd.	40,332
3,580	Matsumotokiyoshi Holdings Co. Ltd.	128,653
2,106	Max Co. Ltd.	23,438
6,400	Megmilk Snow Brand Co. Ltd.	80,137
10,526	Meidensha Corp.	42,936
842	Meitec Corp.	22,713
38,948	Minebea Co. Ltd.	298,263
1,264	Ministop Co. Ltd.	20,376
2,422	Miraca Holdings, Inc.	115,774
7,264	Mirait Holdings Corp.	64,246
3,580	Misawa Homes Co. Ltd.	50,829
3,368	MISUMI Group, Inc.	98,050
6,316	Mitsubishi Logistics Corp.	90,109
44,212	Mitsubishi Paper Mills Ltd.(a)	42,918
948	Mitsubishi Shokuhin Co. Ltd.	22,737
16,842	Mitsubishi Steel Manufacturing Co. Ltd.	42,441
32,632	Mitsubishi UFJ Lease & Finance Co. Ltd.	173,743
10,526	Mitsui Matsushima Co. Ltd.	16,617
6,316	Mitsui Sugar Co. Ltd.	27,188
6,316	Mitsui-Soko Co. Ltd.	28,055
19,684	Mitsumi Electric Co. Ltd.(a)	142,827
1,264	Miura Co. Ltd.	33,142
632	Mochida Pharmaceutical Co. Ltd.	36,872
11,580	Morinaga & Co. Ltd.	24,980
18,948	Morinaga Milk Industry Co. Ltd.	56,109
1,158	MOS Food Services, Inc.	24,276
2,736	Musashi Seimitsu Industry Co. Ltd.	54,138
3,264	Musashino Bank Ltd. (The)	106,416
4,422	Nabtesco Corp.	99,076
8,422	Nachi-Fujikoshi Corp.	54,338
8,422	Nagase & Co. Ltd.	100,418
35,790	Nagoya Railroad Co. Ltd.	107,386
4,900	Namura Shipbuilding Co. Ltd.	68,658
7,368	Nanto Bank Ltd. (The)	26,081
2,422	NEC Networks & System Integration Corp.	56,997
4,106	NET One Systems Co. Ltd.	25,686
16,316	NHK Spring Co. Ltd.	170,063
6,316	Nichias Corp.	44,528
6,106	Nichicon Corp.	53,106
3,580	Nichii Gakkan Co.	30,680
1,790	Nichi-Iko Pharmaceutical Co. Ltd.	26,836
3,368	Nifco, Inc.	88,968
948	Nihon Kohden Corp.	37,461
2,106	Nihon Parkerizing Co. Ltd.	46,029
6,210	Nihon Unisys Ltd.	64,119

2,106	Nikkiso Co. Ltd.	$26,763
4,210	Nippo Corp.	66,462
9,474	Nippon Carbon Co. Ltd.	17,557
10,526	Nippon Chemi-Con Corp.(a)	35,298
25,474	Nippon Coke & Engineering Co. Ltd.	34,720
8,422	Nippon Denko Co. Ltd.	24,609
3,158	Nippon Densetsu Kogyo Co. Ltd.	40,874
10,526	Nippon Flour Mills Co. Ltd.	53,051
11,580	Nippon Kayaku Co. Ltd.	155,785
5,264	Nippon Koei Co. Ltd.	23,588
3,264	Nippon Konpo Unyu Soko Co. Ltd.	58,825
11,580	Nippon Paint Co. Ltd.	193,596
5,264	Nippon Road Co. Ltd. (The)	28,285
1,052	Nippon Seiki Co. Ltd.	19,929
2,106	Nippon Shinyaku Co. Ltd.	41,465
16,842	Nippon Shokubai Co. Ltd.	178,849
3,368	Nippon Signal Co. Ltd.	29,920
9,474	Nippon Soda Co. Ltd.	54,902
55,264	Nippon Suisan Kaisha Ltd.(a)	114,337
3,158	Nippon Synthetic Chemical Industry Co. Ltd. (The)	28,457
3,790	Nippon Television Holdings, Inc.	65,666
5,264	Nippon Thompson Co. Ltd.	26,272
32,106	Nippon Yakin Kogyo Co. Ltd.(a)	94,443
11,264	Nipro Corp.	99,624
46,318	Nishimatsu Construction Co. Ltd.	162,591
45,264	Nishi-Nippon City Bank Ltd. (The)	115,840
12,632	Nishi-Nippon Railroad Co. Ltd.	48,306
10,422	Nissan Chemical Industries Ltd.	151,550
4,210	Nissan Shatai Co. Ltd.	53,747
2,948	Nissha Printing Co. Ltd.(a)	42,926
9,474	Nisshin Oillio Group Ltd. (The)	31,399
18,948	Nisshinbo Holdings, Inc.	168,142
3,474	Nissin Kogyo Co. Ltd.	71,943
1,842	Nitori Holdings Co. Ltd.	180,073
4,210	Nittetsu Mining Co. Ltd.	19,815
8,422	Nitto Boseki Co. Ltd.	37,327
2,422	Nitto Kogyo Corp.	42,391
9,474	NOF Corp.	67,164
7,790	Nomura Real Estate Holdings, Inc.	160,100
6,000	Nomura Research Institute Ltd.	199,147
7,368	Noritake Co. Ltd.	18,206
3,264	Noritz Corp.	68,714
1,052	NS Solutions Corp.	27,160
3,158	NSD Co. Ltd.	43,661
5,052	NTT Urban Development Corp.	50,230
3,264	OBIC Co. Ltd.	101,775
28,422	Ogaki Kyoritsu Bank Ltd. (The)	80,262
7,368	Oita Bank Ltd. (The)	29,982
3,684	Okabe Co. Ltd.	46,851
4,210	Okamura Corp.	35,212
3,158	Okasan Securities Group, Inc.	29,974
117,898	Oki Electric Industry Co. Ltd.(a)	272,824
2,948	Okinawa Electric Power Co., Inc. (The)	93,078
8,422	OKUMA Corp.	82,746
23,158	Okumura Corp.	103,999
15,790	Onward Holdings Co. Ltd.	115,191
32,528	Orient Corp.(a)	74,315
1,052	Osaka Titanium Technologies Co.	17,072
3,052	OSG Corp.	57,338
1,052	Otsuka Corp.	125,949
11,580	Pacific Metals Co. Ltd.	41,331
7,368	PanaHome Corp.	51,656
3,474	Park24 Co. Ltd.	72,147
24,738	Penta-Ocean Construction Co. Ltd.	90,234
47,370	Pioneer Corp.(a)	103,115

Schedule of Investments

1,000	Pola Orbis Holdings, Inc.	$33,730
5,264	Press Kogyo Co. Ltd.	22,659
25,264	Prima Meat Packers Ltd.	46,324
526	Relo Holdings, Inc.	27,800
3,790	Resorttrust, Inc.	65,963
842	Ricoh Leasing Co. Ltd.	22,787
5,264	Riken Corp.	24,982
1,158	Rinnai Corp.	90,950
1,158	Riso Kagaku Corp.	23,220
4,210	Rohto Pharmaceutical Co. Ltd.	67,989
4,736	Round One Corp.	44,302
18,948	Ryobi Ltd.	78,218
1,368	Ryohin Keikaku Co. Ltd.	127,028
4,842	Ryosan Co. Ltd.	101,934
3,052	Ryoyo Electro Corp.	32,559
2,842	Saizeriya Co. Ltd.	33,691
1,264	San-A Co. Ltd.	36,005
10,526	Sanden Corp.	50,677
1,158	Sangetsu Co. Ltd.	28,693
13,684	San-in Godo Bank Ltd. (The)	96,070
10,526	Sanken Electric Co. Ltd.	73,590
5,264	Sanki Engineering Co. Ltd.	32,621
3,200	Sankyo Tateyama, Inc.	75,619
18,948	Sankyu, Inc.	72,087
736	Sanrio Co. Ltd.	27,388
3,790	Sanshin Electronics Co. Ltd.	27,091
10,526	Sanwa Holdings Corp.	74,312
6,316	Sanyo Chemical Industries Ltd.	44,590
7,368	Sanyo Shokai Ltd.	19,868
10,526	Sanyo Special Steel Co. Ltd.	47,477
26,316	Sasebo Heavy Industries Co. Ltd.(a)	35,351
842	Sawai Pharmaceutical Co. Ltd.	50,610
1,368	SCSK Corp.	38,243
13,684	Seiko Holdings Corp.	68,430
17,896	Seino Holdings Co. Ltd.	171,616
4,316	Seiren Co. Ltd.	33,856
2,106	Sekisui Jushi Corp.	29,798
6,316	Senko Co. Ltd.	31,275
21,264	Senshu Ikeda Holdings, Inc.	95,702
32,422	Seven Bank Ltd.	125,256
10,526	Shiga Bank Ltd. (The)	52,018
2,422	Shima Seiki Manufacturing Ltd.	40,111
22,106	Shimadzu Corp.	198,550
7,368	Shinko Electric Industries Co. Ltd.	57,797
3,894	Shinko Plantech Co. Ltd.	29,286
3,158	Shinmaywa Industries Ltd.	27,435
842	Ship Healthcare Holdings, Inc.	32,529
2,106	Shochiku Co. Ltd.	18,833
4,316	Showa Corp.	58,105
3,684	Sintokogio Ltd.	28,393
19,368	SKY Perfect JSAT Holdings, Inc.	100,463
4,526	Sodick Co. Ltd.	19,704
7,368	Sohgo Security Services Co. Ltd.	139,796
8,632	Sony Financial Holdings, Inc.	142,110
21,054	Sotetsu Holdings, Inc.	76,384
6,948	Square Enix Holdings Co. Ltd.	197,230
2,106	Sugi Holdings Co. Ltd.	84,769
10,106	Sumco Corp.	78,779
18,948	Sumitomo Bakelite Co. Ltd.	71,716
10,842	Sumitomo Forestry Co. Ltd.	118,961
99,792	Sumitomo Mitsui Construction Co. Ltd.(a)	112,527
38,948	Sumitomo Osaka Cement Co. Ltd.	147,795
8,422	Sumitomo Warehouse Co. Ltd. (The)	45,502
1,264	Sundrug Co. Ltd.	53,604
7,368	Suruga Bank Ltd.	126,286
36,844	SWCC Showa Holdings Co. Ltd.(a)	40,101

1,158	Sysmex Corp.	$64,608
3,052	Tachi-S Co. Ltd.	42,136
4,210	Tadano Ltd.	60,228
3,158	Taihei Dengyo Kaisha Ltd.	20,282
2,422	Taikisha Ltd.	52,936
10,316	Taiyo Yuden Co. Ltd.	127,249
9,474	Takara Holdings, Inc.	77,940
4,210	Takara Standard Co. Ltd.	30,341
4,526	Takasago Thermal Engineering Co. Ltd.	40,962
4,316	Takata Corp.	130,345
842	Tamron Co. Ltd.	20,360
17,896	Tekken Corp.(a)	50,186
2,736	Temp Holdings Co. Ltd.	83,165
3,684	T-Gaia Corp.	45,623
6,948	THK Co. Ltd.	154,309
27,370	Toa Corp.	59,847
13,684	Toagosei Co. Ltd.	57,159
3,894	TOC Co. Ltd.	28,713
44,212	Toda Corp.	149,129
4,210	Toei Co. Ltd.	25,883
18,948	Toho Bank Ltd. (The)	58,339
6,632	Toho Co. Ltd.	138,187
8,422	Toho Zinc Co. Ltd.	30,142
28,422	Tokai Carbon Co. Ltd.	92,524
13,800	Tokai Holdings Corp.	45,060
5,052	Tokai Rika Co. Ltd.	94,566
4,316	Tokai Rubber Industries Ltd.	45,367
7,158	Tokai Tokyo Financial Holdings, Inc.	64,081
624	Token Corp.	29,155
3,474	Tokyo Broadcasting System Holdings, Inc.	42,137
6,316	Tokyo Dome Corp.	38,149
2,736	Tokyo Ohka Kogyo Co. Ltd.	55,265
25,264	Tokyo Rope Manufacturing Co. Ltd.(a)	40,131
19,474	Tokyo Steel Manufacturing Co. Ltd.(a)	100,821
3,368	Tokyo Tomin Bank Ltd. (The)	34,213
14,168	Tokyu Construction Co. Ltd.(a)	62,237
6,900	Tomony Holdings, Inc.	27,536
8,632	Tomy Co. Ltd.	39,273
6,106	Toppan Forms Co. Ltd.	53,525
29,474	Topy Industries Ltd.	52,021
4,210	Toshiba Machine Co. Ltd.	23,076
1,052	Toshiba Plant Systems & Services Corp.	15,720
10,526	Toshiba TEC Corp.	70,700
2,422	Totetsu Kogyo Co. Ltd.	49,397
26,316	Towa Bank Ltd. (The)	26,062
8,700	Toyo Construction Co. Ltd.	31,563
7,368	Toyo Engineering Corp.	32,655
12,632	Toyo Ink SC Holdings Co. Ltd.	61,683
12,632	Toyo Tire & Rubber Co. Ltd.	72,459
8,316	Toyota Boshoku Corp.	96,300
2,842	transcosmos, Inc.	59,914
4,632	Trend Micro, Inc.	144,885
1,052	Trusco Nakayama Corp.	24,519
3,158	TS Tech Co. Ltd.	118,442
13,684	TSI Holdings Co. Ltd.	82,384
7,368	Tsubakimoto Chain Co.	58,808
3,052	Tsumura & Co.	75,952
422	Tsuruha Holdings, Inc.	39,806
1,368	TV Asahi Corp.	28,491
9,474	UACJ Corp.	37,437
2,700	UKC Holdings Corp.	44,080
10,316	Ulvac, Inc.(a)	171,554
2,526	Unicharm Corp.	139,198
2,842	Unipres Corp.	51,637
948	United Arrows Ltd.	30,861
83,160	Unitika Ltd.(a)	53,002

Schedule of Investments

10,526	Ushio, Inc.	$127,879
7,894	USS Co. Ltd.	109,139
4,948	Valor Co. Ltd.	66,468
10,526	Wacoal Holdings Corp.	109,507
3,158	Wakita & Co. Ltd.	35,734
2,422	Warabeya Nichiyo Co. Ltd.	48,590
500	Welcia Holdings Co. Ltd.	29,073
2,736	Xebio Co. Ltd.	55,104
26,316	Yahoo! Japan Corp.	150,694
3,580	Yakult Honsha Co., Ltd.	177,271
5,264	Yamanashi Chuo Bank Ltd. (The)	22,608
3,158	Yamato Kogyo Co. Ltd.	94,754
6,526	Yamazen Corp.	38,458
14,738	Yaskawa Electric Corp.	205,206
7,368	Yodogawa Steel Works Ltd.	32,149
2,106	Yokogawa Bridge Holdings Corp.	29,055
15,474	Yokogawa Electric Corp.	243,827
1,264	Yorozu Corp.	23,462
3,368	Yoshinoya Holdings Co. Ltd.	48,348
32,000	Yuasa Trading Co. Ltd.	67,461
4,210	Zensho Co. Ltd.	47,473
12,632	Zeon Corp.	124,605

		33,155,924

	Jersey Island - 0.1%
6,630	Atrium European Real Estate Ltd.	37,248
1,261	Randgold Resources Ltd.	86,895

		124,143

	Luxembourg - 0.1%
1,454	Ipsen SA	61,030
8,684	L’occitane International SA	17,312

		78,342

	Macau - 0.1%
43,160	SJM Holdings Ltd.	134,792

	Malaysia - 0.1%
82,108	Genting Singapore PLC	88,647
74,738	Parkson Retail Group Ltd.	22,812

		111,459

	Mexico - 0.0%
3,106	Fresnillo PLC	39,280

	Netherlands - 1.9%
6,186	Aalberts Industries NV	193,579
1,464	Accell Group	27,245
4,072	AMG Advanced Metallurgical Group NV(a)	39,735
2,662	Arcadis NV	95,167
1,505	ASM International NV	50,435
1,935	Axfood AB	92,816
4,527	BinckBank NV	50,487
2,594	Eurocommercial Properties NV CVA	106,693
1,665	Gemalto NV	187,980
9,651	Grontmij NV CVA(a)	51,265
3,177	Koninklijke Ten Cate NV	101,860
1,680	Koninklijke Vopak NV	92,390
10,298	Koninklijke Wessanen NV	47,870
7,271	Nieuwe Steen Investments Funds NV REIT	43,133
4,736	Prada SpA	34,736
1,446	TKH Group NV CVA	49,725
9,062	TomTom NV(a)	62,936
1,048	Unit 4 NV	54,482
15,939	USG People NV	250,411
2,320	Vastned Retail NV REIT	111,067
2,042	Wereldhave NV REIT	155,311
3,355	Ziggo NV	145,844

		2,045,167

	New Zealand - 0.6%
31,138	Air New Zealand Ltd.	$43,063
39,635	Auckland International Airport Ltd.	117,000
37,619	Chorus Ltd.	42,594
24,882	Fisher & Paykel Healthcare Corp. Ltd.	81,499
33,870	Goodman Property Trust REIT	26,434
18,429	Infratil Ltd.	32,790
33,498	Kiwi Income Property Trust REIT	29,936
21,463	Precinct Properties New Zealand Ltd.	17,098
7,183	Ryman Healthcare Ltd.	45,893
12,840	Sky Network Television Ltd.	60,021
27,161	SKYCITY Entertainment Group Ltd.	85,010
7,387	Trade Me Ltd.	24,435
10,626	Vector Ltd.	21,742

		627,515

	Norway - 1.0%
1,604	Aker ASA, Class A	47,816
35,171	Archer Ltd.(a)	30,196
7,824	Atea ASA	72,148
5,206	Austevoll Seafood ASA	29,963
38,659	BW Offshore Ltd.	42,410
3,574	Cermaq ASA	36,366
20,043	DNO International ASA(a)	64,943
1,637	Fred Olsen Energy ASA	59,002
68,118	Golden Ocean Group Ltd.	140,790
22,660	Kvaerner ASA	43,232
914	Leroy Seafood Group ASA	27,537
25,192	Norwegian Property ASA	29,038
9,059	ProSafe SE	60,103
2,455	Schibsted ASA	143,168
77,674	Songa Offshore SE(a)	34,949
5,185	Sparebank 1 Sr Bank ASA	50,080
10,990	Sparebanken 1 SMN	102,653
1,357	Stolt-Nielsen Ltd.	39,913
4,388	Tomra Systems ASA	37,498
3,545	Wilh. Wilhelmsen ASA	32,267

		1,124,072

	Peru - 0.0%
6,433	Hochschild Mining PLC	16,149

	Portugal - 0.8%
10,203	Altri SGPS SA	34,687
15,166	EDP Renovaveis SA(a)	87,392
6,597	Jeronimo Martins SGPS SA	113,029
19,888	Mota-Engil SGPS SA	125,491
19,346	Portucel SA	80,354
8,453	Redes Energeticas Nacionais SA	28,669
3,773	Semapa-Sociedade de Investimento e Gestao SGPS SA	50,372
142,618	Sonae	225,023
18,193	ZON OPTIMUS SGPS SA	121,812

		866,829

	Russia - 0.1%
4,886	Polymetal International PLC	46,373
8,116	Polyus Gold International Ltd.	24,809
143,000	United Co. Rusal PLC(a)	50,461

		121,643

	Singapore - 2.2%
24,212	AIMS AMP Capital Industrial REIT	27,372
69,476	Ascendas REIT	115,775
33,686	Ascott Residence Trust REIT	31,230
34,738	Biosensors International Group Ltd.	23,508
29,000	Cache Logistics Trust REIT	24,844
46,318	Cambridge Industrial Trust REIT	25,003
81,054	CapitaCommercial Trust REIT	90,046
36,844	CapitaMalls Asia Ltd.	50,732

Schedule of Investments

12,632	CapitaRetail China Trust REIT	$13,045
25,264	CDL Hospitality Trusts REIT	31,723
33,686	Ezra Holdings Ltd.(a)	25,432
31,000	Far East Hospitality Trust	19,039
11,580	Frasers Centrepoint Trust REIT	15,401
35,790	Frasers Commercial Trust REIT	35,000
67,370	Global Logistic Properties Ltd.	148,106
12,632	Ho Bee Investment Ltd.	19,765
66,318	Hutchison Port Holdings Trust, Class U	44,101
25,264	Hyflux Ltd.	22,730
35,790	Keppel Land Ltd.	88,481
83,160	Lippo Malls Indonesia Retail Trust REIT	26,675
10,526	M1 Ltd.	27,670
38,000	Mapletree Commercial Trust REIT	34,635
45,264	Mapletree Industrial Trust REIT	46,390
47,370	Mapletree Logistics Trust REIT	37,245
5,461	Millennium & Copthorne Hotels PLC	50,798
112,634	Neptune Orient Lines Ltd.(a)	89,000
106,634	Olam International Ltd.	123,469
8,422	OUE Ltd.	15,682
86,318	Raffles Education Corp. Ltd.(a)	18,571
40,002	SATS Ltd.	97,955
41,054	SembCorp Marine Ltd.	130,402
6,316	SIA Engineering Co.	24,361
16,842	Singapore Exchange Ltd.	90,258
73,686	Singapore Post Ltd.	76,960
40,002	SMRT Corp. Ltd.	35,833
67,370	Starhill Global REIT	40,321
32,632	StarHub Ltd.	109,012
88,424	Suntec REIT	111,377
27,370	United Engineers Ltd.	37,259
25,264	UOL Group Ltd.	116,022
16,842	Venture Corp. Ltd.	97,505
34,738	Wing Tai Holdings Ltd.	47,017
36,844	Yanlord Land Group Ltd.	32,284

		2,368,034

	South Africa - 0.0%
81,754	Aquarius Platinum Ltd.(a)	53,072

	South Korea - 6.5%
79	Amorepacific Corp.(a)	74,693
126	Amorepacific Group, Inc.(a)	55,857
12,060	Asiana Airlines(a)	61,069
2,285	Cheil Worldwide, Inc.(a)	59,775
581	CJ CGV Co. Ltd.	26,381
327	CJ CheilJedang Corp.	81,112
1,075	CJ E&M Corp.(a)	33,997
298	CJ Korea Express Co. Ltd.(a)	29,790
113	CJ O Shopping Co. Ltd.	42,535
2,082	Coway Co. Ltd.	134,994
1,040	Daesang Corp.(a)	34,396
15,120	Daewoo Engineering & Construction Co. Ltd.(a)	96,341
1,160	Daewoo Industrial Development Co. Ltd.(a)	0
3,300	Daewoo International Corp.	127,795
10,030	Daewoo Securities Co. Ltd.	80,682
609	Daewoong Pharmaceutical Co. Ltd.(a)	42,218
5,220	Daishin Securities Co. Ltd.	37,065
3,100	Daishin Securities Co. Ltd. (Preference Shares)	15,900
9,690	DGB Financial Group, Inc.	151,187
94	Dong-A Socio Holdings Co. Ltd., Class A(a)	11,197
155	Dong-A ST Co. Ltd.(a)	16,726
3,580	Dongbu HiTek Co. Ltd.(a)	24,918
5,210	Doosan Engine Co. Ltd.(a)	39,379
9,470	Doosan Infracore Co. Ltd.(a)	115,461

116	GS Home Shopping, Inc.	$30,063
9,559	Hanjin Heavy Industries & Construction Co. Ltd.(a)	120,118
2,333	Hanjin Transportation Co. Ltd.(a)	55,581
7,600	Hansol Paper Co.	86,271
8,091	Hanwha Chemical Corp.(a)	151,184
19,660	Hanwha Life Insurance Co. Ltd.	134,453
967	Hite Jinro Co. Ltd.(a)	19,334
1,290	Hitejinro Holdings Co. Ltd.(a)	13,860
1,383	Hotel Shilla Co. Ltd.	100,784
758	Hyundai Department Store Co. Ltd.	101,978
6,350	Hyundai Development Co.- Engineering & Construction(a)	144,163
388	Hyundai Glovis Co. Ltd.	82,650
2,000	Hyundai Greenfood Co. Ltd.	33,727
268	Hyundai Home Shopping Network Corp.	45,445
528	Hyundai Hysco Co. Ltd.(a)	19,855
6,070	Hyundai Merchant Marine Co. Ltd.(a)	80,245
1,191	Hyundai Mipo Dockyard Co. Ltd.	193,057
12,000	Hyundai Securities Co.	64,577
773	Hyundai Wia Corp.	116,634
5,750	JB Financial Group Co. Ltd.	37,336
4,200	Kangwon Land, Inc.(a)	132,826
533	KCC Corp.	242,510
1,810	Kolon Corp.	27,310
7,030	Kolon Global Corp.(a)	20,131
2,608	Kolon Industries, Inc.	122,317
2,210	Korea Investment Holdings Co. Ltd.	81,454
469	Korea Line Corp.(a)	11,327
407	Korea Zinc Co. Ltd.(a)	132,327
7,710	Korean Reinsurance Co.	81,397
1,332	Kumho Petro Chemical Co. Ltd.	109,761
8,120	Kumho Tire Co., Inc.(a)	105,070
2,230	LG Fashion Corp.	61,045
643	LG Hausys Ltd.	93,715
121	LG Household & Health Care Ltd.	54,037
869	LG Innotek Co. Ltd.(a)	69,010
5,120	LIG Insurance Co. Ltd.	150,441
37	Lotte Chilsung Beverage Co. Ltd.(a)	56,000
38	Lotte Confectionery Co. Ltd.(a)	66,035
855	Lotte Himart Co. Ltd.	61,668
715	Mando Corp.	81,497
6,725	Meritz Fire & Marine Insurance Co. Ltd.	94,559
1,517	Mirae Asset Securities Co. Ltd.	51,164
28	Namyang Dairy Products Co. Ltd.(a)	22,864
298	Naver Corp.	187,929
266	NCsoft Corp.	49,331
3,264	Nexon Co. Ltd.	28,740
105	NHN Entertainment Corp.(a)	7,583
212	Nong Shim Co. Ltd.	54,171
47	Orion Corp.(a)	38,334
157	Ottogi Corp.	57,792
1,160	Pan Ocean Co. Ltd.(a)	4,790
3,090	Poongsan Corp.(a)	75,926
683	S1 Corp.	49,645
444	Samchully Co. Ltd.	50,400
3,862	Samsung Card Co. Ltd.	125,745
1,029	Samsung Engineering Co. Ltd.(a)	68,930
799	Samsung Fine Chemicals Co. Ltd.	30,531
2,739	Samsung Securities Co., Ltd.	111,188
1,581	Samsung Techwin Co. Ltd.	78,286
531	Samyang Corp.	34,032
3,323	Seah Besteel Corp.(a)	73,424
447	SFA Engineering Corp.(a)	18,918
16,065	SK Broadband Co. Ltd.(a)	71,143
2,668	SK Chemicals Co. Ltd.	146,069

Schedule of Investments

610	SK Gas Co. Ltd.	$41,261
19,890	SK Networks Co. Ltd.(a)	156,652
1,450	SKC Co. Ltd.	42,063
6,220	STX Engine Co. Ltd.(a)	22,431
7,626	STX Offshore & Shipbuilding Co. Ltd.(a)	39,115
2,686	Sungwoo Hitech Co. Ltd.(a)	39,022
38	Taekwang Industrial Co. Ltd.(a)	49,845
19,742	Taihan Electric Wire Co. Ltd.(a)	37,903
4,260	Tongyang Life Insurance	43,183
12,470	TongYang Securities, Inc.	27,378
27,560	Tongyang, Inc.(a)	7,287
8,600	Woori Investment & Securities Co. Ltd.	73,438
36	Young Poong Corp.(a)	40,865
690	Youngone Corp.(a)	24,851
229	Yuhan Corp.(a)	41,720
1,622	Zyle Motor Sales Corp.(a)	0

		7,003,169

	Spain - 2.1%
44,368	Abengoa SA, Class B	146,590
9,305	Abengoa SA	37,243
8,866	Acerinox SA	115,270
2,906	Almirall SA	46,400
8,968	Atresmedia Corp. de Medios de Cominicaion SA(a)	168,708
5,332	Bolsas y Mercados Espanoles	208,631
3,775	Caja de Ahorros del Mediterraneo(a)	0
176	Construcciones y Auxiliar de Ferrocarriles SA	89,004
5,423	Ebro Foods SA	120,156
12,130	Ence Energia y Celulosa SA	44,575
8,602	Faes Farma SA	30,625
2,119	Grifols SA	109,860
2,845	Grupo Catalana Occidente SA	109,344
18,119	Mediaset Espana Comunicacion SA(a)	223,501
5,886	Melia Hotels International SA	76,518
9,951	NH Hoteles SA(a)	62,602
745	Pescanova SA(a)	0
188,639	Promotora de Informaciones SA, Class A(a)	103,028
11,794	Prosegur Cia de Seguridad SA	70,935
60,845	Sacyr Vallehermoso SA(a)	310,733
1,615	Tecnicas Reunidas SA	85,004
12,445	Tubacex SA	47,495
1,440	Viscofan SA	76,278

		2,282,500

	Sweden - 2.2%
1,184	AarhusKarlshamn AB	72,456
963	AF AB, Class B	31,187
1,072	Avanza Bank Holding AB	39,302
1,142	Betsson AB	32,274
5,865	Billerudkorsnas AB	70,376
7,503	Castellum AB	119,888
5,826	Elekta AB, Class B	84,993
30,130	Eniro AB(a)	225,301
8,053	Fabege AB	102,289
5,294	Haldex AB	51,758
600	Hexpol AB	42,804
4,736	Holmen AB, Class B	163,867
3,901	Hufvudstaden AB, Class A	52,351
1,832	Intrum Justitia AB	51,774
2,976	JM AB	79,739
15,033	Kungsleden AB	109,311
3,791	Lindab International AB(a)	38,482
3,761	Loomis AB, Class B	89,052
1,525	Lundbergforetagen AB, Class B	62,783
3,484	Lundin Petroleum AB(a)	60,247
12,691	Meda AB, Class A	154,610

2,543	Modern Times Group AB, Class B	$114,909
1,856	NIBE Industrier AB, Class B	40,742
6,195	Nobia AB	48,027
16,380	Peab AB	101,815
3,524	Saab AB, Class B	91,516
46,494	SAS AB(a)	128,554
3,137	Wallenstam AB, Class B	48,017
2,851	Wihlborgs Fastigheter AB	52,154

		2,360,578

	Switzerland - 3.8%
2,380	Actelion Ltd.	223,901
2,038	AFG Arbonia-Forster Holding AG(a)	71,785
366	Allreal Holding AG	50,961
403	Alpiq Holding AG	55,712
155	Banque Cantonale Vaudoise	84,376
73	Barry Callebaut AG	86,570
12	Belimo Holding AG	33,417
510	Bucher Industries AG	149,793
98	Burckhardt Compression Holding AG	44,231
294	Daetwyler Holding AG	44,474
905	DKSH Holding AG	61,706
640	Dufry Group(a)	100,560
143	Emmi AG	45,435
224	EMS-Chemie Holding AG	77,107
151	Flughafen Zuerich AG	88,868
114	Forbo Holding AG	93,274
207	Galenica AG	197,709
4,215	Gategroup Holding AG(a)	125,661
550	Huber & Suhner AG	29,454
158	Kaba Holding AG, Class B	72,314
3,933	Kudelski SA	60,147
286	Kuoni Reisen Holding AG, Class B	129,476
14,687	Logitech International SA	231,904
9,223	Meyer Burger Technology AG(a)	140,028
251	Mobimo Holding AG	52,409
9,134	Nobel Biocare Holding AG	139,685
7,013	OC Oerlikon Corp. AG	110,734
1,612	Osem Investments Ltd.	35,913
1,114	Panalpina Welttransport Holding AG	184,508
332	Partners Group Holding AG	78,780
1,388	PSP Swiss Property AG	119,696
416	Rieter Holding AG	92,649
127,100	Schmolz + Bickenbach AG(a)	167,006
42	Schweiter Technologies AG	32,463
679	Schweizerische National-Versicherungs-Gesellschaft AG	44,834
45	Sika AG	148,468
80	St. Galler Kantonalbank AG	31,005
324	Straumann Holding AG	64,718
1,665	Swiss Prime Site AG	129,611
292	Tecan Group AG	32,081
1,310	Valiant Holding	127,579
361	Valora Holding AG	93,075
11	Vetropack Holding AG	21,851
1,418	Vontobel Holding AG	53,469
605	Zehnder Group AG	27,222

		4,086,619

	Taiwan - 0.2%
293,692	FIH Mobile Ltd.(a)	146,377
82,108	TCC International Holdings Ltd.	41,028
25,264	Uni-President China Holdings Ltd.	22,841

		210,246

	Ukraine - 0.0%
9,077	Ferrexpo PLC	22,675

Schedule of Investments

	United Arab Emirates - 0.0%
16,402	Lamprell PLC(a)	$38,614

	United Kingdom - 11.0%
19,959	Aberdeen Asset Management PLC	128,189
31,961	Afren PLC(a)	78,054
12,356	Alent PLC	63,701
4,591	APR Energy PLC	63,454
7,893	ARM Holdings PLC	121,286
14,544	Ashmore Group PLC	77,778
18,013	Ashtead Group PLC	233,719
15,622	Asia Resource Minerals PLC(a)	61,361
972	Aveva Group PLC	34,345
11,249	AZ Electronic Materials SA	73,191
20,665	BBA Aviation PLC	104,806
20,956	Beazley PLC	87,995
7,690	Bellway PLC	196,397
4,144	Berendsen PLC	62,997
4,552	Berkeley Group Holdings PLC (The)	193,533
3,481	Betfair Group PLC	60,412
5,719	Big Yellow Group PLC REIT	48,686
12,583	Bodycote PLC	134,210
74,494	Booker Group PLC	189,517
6,812	Bovis Homes Group PLC	92,136
12,503	Brewin Dolphin Holdings PLC	62,754
14,988	Britvic PLC	170,700
15,509	Cape PLC	68,309
13,948	Capital & Counties Properties PLC	81,537
18,342	Chemring Group PLC	72,723
7,861	Chesnara PLC	44,571
9,355	Cineworld Group PLC	54,426
3,187	Computacenter PLC	33,809
3,038	Croda International PLC	120,426
7,178	CSR PLC	78,035
11,951	Dairy Crest Group PLC	101,936
8,272	De La Rue PLC	106,174
2,543	Dechra Pharmaceuticals PLC	29,318
3,153	Derwent London PLC REIT	129,027
5,666	Devro PLC	28,829
1,170	Dignity PLC	28,746
2,820	Diploma PLC	32,210
4,109	Domino Printing Sciences PLC	53,753
9,577	easyJet PLC	258,754
37,698	Electrocomponents PLC	164,552
14,482	Elementis PLC	60,905
40,531	Enquest PLC(a)	86,261
36,689	Enterprise Inns PLC(a)	97,077
24,275	F&C Asset Management PLC	49,589
8,744	Fenner PLC	59,062
1,331	Fidessa Group PLC	50,595
6,275	Filtrona PLC	85,543
5,169	Galliford Try PLC	99,646
1,882	Genus PLC	40,642
2,874	Go-Ahead Group PLC	93,379
16,503	Grainger PLC	57,688
11,136	Great Portland Estates PLC REIT	110,632
8,234	Greggs PLC	68,405
22,821	Halfords Group PLC	171,961
12,073	Halma PLC	118,751
32,188	Hansteen Holdings PLC REIT	56,073
2,629	Hargreaves Lansdown PLC	64,205
3,309	Hikma Pharmaceuticals PLC	65,313
12,747	Hiscox Ltd.	133,655
12,969	Homeserve PLC	69,824
15,294	Howden Joinery Group PLC	86,313
671	Hugo Boss AG	84,968

5,333	Hunting PLC	$66,041
17,321	IG Group Holdings PLC	178,341
13,702	International Personal Finance PLC	104,711
8,464	Interserve PLC	84,852
3,004	Intertek Group PLC	139,814
7,215	ITE Group PLC	32,395
5,140	Jardine Lloyd Thompson Group PLC	89,373
4,274	JD Wetherspoon PLC	55,947
10,087	Jupiter Fund Management PLC	61,967
23,979	KCOM Group PLC	38,916
5,437	Keller Group PLC	105,796
2,927	Kier Group PLC	90,483
21,133	Laird PLC	112,494
14,210	Lifestyle International Holdings Ltd.	25,474
450	Lifestyle Properties Development Ltd.(a)	77
7,211	London Stock Exchange Group PLC	218,057
21,043	Londonmetric Property PLC REIT	47,656
64,638	Marston’s PLC	159,344
30,728	Melrose Industries PLC	156,196
12,561	Michael Page International PLC	91,904
4,873	Micro Focus International PLC	60,064
10,584	Mitchells & Butlers PLC(a)	78,239
27,981	Mitie Group PLC	146,693
19,508	Morgan Advanced Materials PLC	99,419
3,573	Morgan Sindall Group PLC	46,859
7,923	Mothercare PLC(a)	34,083
8,385	N Brown Group PLC	74,483
44,314	National Express Group PLC	212,439
17,760	Pace PLC	104,288
15,882	Paragon Group of Cos. PLC	91,642
18,391	Petropavlovsk PLC	21,233
4,833	Phoenix Group Holdings	58,340
3,994	Playtech Ltd.	45,258
27,745	Premier Farnell PLC	99,175
51,908	Premier Foods PLC(a)	122,204
19,846	Premier Oil PLC	88,585
8,853	PZ Cussons PLC	52,596
44,269	Qinetiq Group PLC	162,605
2,041	Rathbone Brothers PLC	55,949
11,513	Redrow PLC	61,493
33,367	Regus PLC	114,884
8,594	Restaurant Group PLC	86,438
1,538	Rotork PLC	62,230
10,763	RPC Group PLC	105,246
9,486	RPS Group PLC	53,223
10,198	Salamander Energy PLC(a)	17,807
3,364	Savills PLC	34,554
15,806	Senior PLC	77,565
8,603	Shaftesbury PLC REIT	88,084
42,338	Shanks Group PLC	81,061
31,748	SIG PLC	102,370
13,046	Smiths News PLC	45,561
5,614	Soco International PLC	38,040
3,160	Spectris PLC	115,395
55,884	Speedy Hire PLC	59,239
2,351	Spirax-Sarco Engineering PLC	112,822
17,576	Spirent Communications PLC	27,484
5,081	Sports Direct International PLC(a)	57,117
5,239	St. James’s Place PLC	66,297
28,320	Stagecoach Group PLC	169,322
11,361	Stobart Group Ltd.	25,066
3,095	Strauss Group Ltd.	54,649
9,414	SVG Capital PLC(a)	65,444
1,887	Synergy Health PLC	39,974
13,259	Synthomer PLC	59,270
26,455	TalkTalk Telecom Group PLC	135,650

Schedule of Investments

2,695	Telecity Group PLC	$31,668
1,650	Telecom Plus PLC	51,604
1,151	Telenet Group Holding NV	68,374
18,733	Tullett Prebon PLC	102,212
14,123	Turquoise Hill Resources Ltd.(a)	49,401
2,904	Ultra Electronics Holdings PLC	93,447
1,897	Victrex PLC	55,556
9,464	WH Smith PLC	162,224
5,169	Workspace Group PLC REIT	46,128
5,580	WS Atkins PLC	124,810

		11,892,544

	United States - 1.0%
17,193	Alacer Gold Corp.	36,238
8,561	Atlantic Power Corp.	22,421
60,694	Boart Longyear Group	24,889
213	Bollore SA	114,897
1,494	Catamaran Corp.(a)	72,613
3,306	Genworth MI Canada, Inc.	98,769
1,850	Halla Visteon Climate Control Corp.(a)	67,926
13,474	MGM China Holdings Ltd.	53,273
30,316	Sands China Ltd.	233,672
33,026	Thompson Creek Metals Co., Inc.(a)	84,420
24,422	Wynn Macau Ltd.	104,264
6,601	Zardoya Otis SA	110,827

		1,024,209

	Total Common Stocks and Other Equity Interests (Cost $97,823,818)	107,736,613

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0

	Portugal - 0.0%
19,888	Mota-Engil Africa, expiring 05/01/14(a)	10,532

	Total Rights (Cost $10,588)	10,532

	Money Market Fund - 0.1%
137,611	Invesco Premier Portfolio – Institutional Class(b) (Cost $137,611)	137,611

	Total Investments (Cost $97,972,017)(c) -100.0%	107,884,756
	Other assets less liabilities-(0.0)%	(49,974)

	Net Assets-100.0%	$107,834,782

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,991,502. The net unrealized appreciation was $8,893,254 which consisted of aggregate gross unrealized appreciation of $17,516,762 and aggregate gross unrealized depreciation of $8,623,508.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Belgium - 0.4%
219,450	Ambev SA	$1,457,986

	Brazil - 16.4%
59,400	All America Latina Logistica SA	162,125
98,890	Banco Bradesco SA	1,171,915
300,743	Banco Bradesco SA (Preference Shares)	3,248,591
192,558	Banco do Brasil SA	1,660,970
33,400	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	144,810
207,985	BM&FBOVESPA SA	823,592
26,800	BR Malls Participacoes SA	168,205
48,609	Braskem SA (Preference Shares), Class A(a)	372,927
68,600	BRF SA	1,224,818
49,600	CCR SA	318,269
252,410	Centrais Eletricas Brasileiras SA	544,050
192,100	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	745,619
14,279	Cia Brasileira de Distribuicao Grupo PAO de Acucar (Preference Shares)	550,689
45,392	Cia de Saneamento Basico do Estado de Sao Paulo	417,221
10,200	Cia de Saneamento de Minas Gerais-Copasa MG	132,543
25,280	Cia Energetica de Minas Gerais	144,887
212,022	Cia Energetica de Minas Gerais (Preference Shares)	1,219,534
49,021	Cia Energetica de Sao Paulo (Preference Shares), Class B	466,973
35,508	Cia Paranaense de Energia (Preference Shares), Class B	408,038
291,882	Cia Siderurgica Nacional SA	1,348,650
28,392	Cielo SA	753,118
13,000	Cosan SA Industria e Comercio	192,923
70,400	CPFL Energia SA	526,445
34,800	Cyrela Brazil Realty SA Empreendimentos E Participacoes	205,196
132,700	Eletropaulo Metropolitana SA (Preference Shares)	481,091
98,067	Embraer SA	744,674
38,555	Fibria Celulose SA(a)	430,635
31,813	Gerdau SA	186,401
216,917	Gerdau SA (Preference Shares)	1,536,100
42,490	Itau Unibanco Holding SA	483,886
418,850	Itau Unibanco Holding SA (Preference Shares)	5,236,922
229,906	Itausa - Investimentos Itau SA (Preference Shares)	799,326
153,682	JBS SA	536,218
42,100	Klabin SA (Preference Shares)	214,516
31,204	Light SA	245,710
7,300	Lojas Renner SA	167,082
51,400	Marfrig Alimentos SA(a)	88,291
81,970	Metalurgica Gerdau SA (Preference Shares)	724,997
15,300	Natura Cosmeticos SA	248,093

63,722	Oi SA	$121,034
200,889	Oi SA (Preference Shares)	345,903
319,700	PDG Realty SA Empreendimentos e Participacoes(a)	220,455
1,378,662	Petroleo Brasileiro SA	7,838,870
1,382,847	Petroleo Brasileiro SA (Preference Shares)	8,393,695
34,347	Sul America SA	188,626
43,496	Ultrapar Participacoes SA	957,278
45,284	Usinas Siderurgicas de Minas Gerais SA(a)	210,732
151,732	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	745,566
275,423	Vale SA	3,758,663
415,427	Vale SA (Preference Shares)	5,146,094

		57,002,966

	British Virgin Islands - 0.2%
618,394	Evergrande Real Estate Group Ltd.	247,682
126,612	Turkcell Iletisim Hizmet AS(a)	623,848

		871,530

	Chile - 0.6%
3,598,205	Banco de Chile	443,732
95,562	Cencosud SA	269,709
14,385	Empresa Nacional de Telecomunicaciones (Entel) SA	174,293
75,205	Empresas CMPC SA	162,233
39,626	Empresas COPEC SA	451,342
21,570	LATAM Airlines Group SA	300,512
24,632	S.A.C.I. Falabella	191,738

		1,993,559

	China - 20.3%
220,330	Agile Property Holdings Ltd.	202,601
3,470,262	Agricultural Bank of China Ltd., H-Shares	1,515,067
823,136	Aluminum Corp. of China Ltd., H-Shares(a)	295,764
488,480	Angang Steel Co. Ltd., H-Shares(a)	310,773
99,252	Anhui Conch Cement Co. Ltd., H-Shares	384,747
15,266,456	Bank of China Ltd., H-Shares	6,468,504
1,194,170	Bank of Communications Co. Ltd., H-Shares	776,653
40,540	Beijing Enterprises Holdings Ltd.	344,586
291,004	Belle International Holdings Ltd.	314,060
490,556	China Agri-Industries Holdings Ltd.	218,592
1,101,670	China CITIC Bank Corp. Ltd., H-Shares	532,050
724,398	China Coal Energy Co. Ltd., H-Shares	361,975
1,206,640	China Communications Construction Co. Ltd., H-Shares	879,557
12,435,364	China Construction Bank Corp., H-Shares	8,632,111
666,200	China COSCO Holdings Co. Ltd., H- Shares(a)	280,558
797,156	China Life Insurance Co. Ltd., H-Shares	2,176,451
493,882	China Merchants Bank Co. Ltd., H-Shares	872,664
114,326	China Merchants Holdings International Co. Ltd.	388,704
493,262	China Minsheng Banking Corp. Ltd., H- Shares	485,969
789,876	China Mobile Ltd.	7,532,753
409,484	China National Building Material Co. Ltd., H-Shares	395,520
272,304	China Overseas Land & Investment Ltd.	734,696
205,370	China Pacific Insurance (Group) Co. Ltd., H-Shares	748,502
6,147,715	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,892,963
646,972	China Railway Construction Corp. Ltd., H- Shares	540,754
1,463,348	China Railway Group Ltd., H-Shares	650,184
197,191	China Resources Enterprise Ltd.	586,636
124,718	China Resources Land Ltd.	293,613
188,021	China Resources Power Holdings Co. Ltd.	446,032

Schedule of Investments

446,904	China Shenhua Energy Co. Ltd., H-Shares	$1,153,980
3,650,066	China Telecom Corp. Ltd., H-Shares	1,701,684
968,638	China Unicom (Hong Kong) Ltd.	1,274,918
440,666	China Yurun Food Group Ltd.(a)	259,356
397,022	Citic Pacific Ltd.	495,971
2,142,024	CNOOC Ltd.	3,365,533
193,308	COSCO Pacific Ltd.	247,212
229,694	Digital China Holdings Ltd.	225,115
453,136	Dongfeng Motor Group Co. Ltd., H-Shares	668,779
4,405,646	GOME Electrical Appliances Holdings Ltd.	765,972
179,590	Guangzhou R&F Properties Co. Ltd., H-Shares	238,226
31,704	Hengan International Group Co. Ltd.	342,363
498,872	Huaneng Power International, Inc., H-Shares	463,870
12,023,804	Industrial & Commercial Bank of China Ltd., H-Shares	7,448,292
165,250	Jiangxi Copper Co. Ltd., H-Shares	298,798
203,286	Kingboard Chemical Holdings Ltd.	456,587
122,634	Kunlun Energy Co. Ltd.	203,421
767,014	Lenovo Group Ltd.	993,736
443,000	People’s Insurance Co. (Group) of China Ltd., H-Shares	192,266
3,868,318	PetroChina Co. Ltd., H-Shares	3,741,380
241,120	PICC Property & Casualty Co. Ltd., H-Shares	326,056
151,740	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,229,194
86,262	Shanghai Industrial Holdings Ltd.	287,177
191,752	Shimao Property Holdings Ltd.	418,828
572,658	Sino-Ocean Land Holdings Ltd.	308,277
12,676	Tencent Holdings Ltd.	887,261
274,374	Yanzhou Coal Mining Co. Ltd., H-Shares	206,360

		70,463,651

	Cyprus - 0.1%
17,845	Novolipetsk Steel OJSC GDR	257,682

	France - 0.5%
325,705	Aguas Andinas SA, Class A	207,856
331,580	Orange Polska SA	1,104,478
27,254	Tractebel Energia SA	388,250

		1,700,584

	Hong Kong - 0.4%
1,573,924	PT Astra International Tbk	828,212
465,090	PT Indofood Sukses Makmur Tbk	265,684
180,846	PT United Tractors Tbk	285,858

		1,379,754

	Hungary - 0.6%
7,259	MOL Hungarian Oil & Gas PLC	444,340
84,764	OTP Bank PLC	1,552,552

		1,996,892

	India - 6.3%
109,926	HDFC Bank Ltd. ADR	3,439,585
141,560	ICICI Bank Ltd. ADR	4,553,985
117,860	Infosys Ltd. ADR	6,904,239
127,293	Mahindra & Mahindra Ltd. GDR	1,812,652
118,101	Tata Motors Ltd. ADR	3,289,113
145,277	Wipro Ltd. ADR	1,879,884

		21,879,458

	Indonesia - 1.0%
1,921,166	PT Adaro Energy Tbk	149,477
560,188	PT Bank Central Asia Tbk	455,354
637,096	PT Bank Mandiri Persero Tbk	453,951
680,232	PT Bank Negara Indonesia (Persero) Tbk	242,900
728,558	PT Bank Rakyat Indonesia (Persero) Tbk	496,744
3,276,950	PT Bumi Resources Tbk(a)	82,393

826,254	PT Perusahaan Gas Negara Persero Tbk	$322,787
173,566	PT Semen Indonesia (Persero) Tbk	201,854
6,762,276	PT Telekomunikasi Indonesia Persero Tbk	1,259,965

		3,665,425

	Italy - 0.8%
13,561	Bank Pekao SA	796,516
429,324	Empresa Nacional de Electricidad SA	551,054
3,077,555	Enersis SA	809,395
134,466	Tim Participacoes SA	701,813

		2,858,778

	Japan - 0.1%
279,156	Bank of Ayudhya PCL	276,957

	Malaysia - 3.2%
188,800	AMMB Holdings Bhd	413,538
427,600	Axiata Group Bhd	838,206
509,500	CIMB Group Holdings Bhd	1,053,560
372,100	DiGi.Com Bhd	521,485
240,000	Genting Bhd	745,854
304,100	Genting Malaysia Bhd	396,198
285,400	IOI Corp. Bhd	358,189
142,949	IOI Properties Group Sdn BHD(a)	115,333
57,000	Kuala Lumpur Kepong Bhd	398,906
452,400	Malayan Banking Bhd	1,301,841
237,100	Maxis Bhd	493,826
220,600	Petronas Chemicals Group Bhd	438,365
61,100	Petronas Gas Bhd	426,869
105,100	Public Bank Bhd	599,854
441,200	Sime Darby Bhd	1,185,235
224,900	Telekom Malaysia Bhd	370,297
248,300	Tenaga Nasional Bhd	875,524
72,200	UMW Holdings Bhd	255,445
617,700	YTL Power International Bhd	284,255

		11,072,780

	Mexico - 4.7%
254,818	Alfa SAB de CV, Class A	717,510
5,379,062	America Movil SAB de CV, Series L	5,732,092
3,585,718	Cemex SAB de CV, Series CPO	4,429,310
25,344	Coca-Cola Femsa SAB de CV, Series L	269,088
124,404	Empresas ICA SAB de CV(a)	240,130
135,010	Fomento Economico Mexicano SAB de CV	1,220,480
137,194	Grupo Bimbo SAB de CV, Series A	365,803
122,848	Grupo Financiero Banorte SAB de CV, Class O	774,998
353,370	Grupo Mexico SAB de CV, Series B	1,137,607
231,250	Grupo Televisa SAB de CV, Series CPO	1,342,734
8,951	Industrias Penoles SAB de CV	208,127

		16,437,879

	Poland - 1.7%
38,214	KGHM Polska Miedz SA	1,327,443
141,436	PGE SA	740,327
62,362	Polski Koncern Naftowy Orlen SA	767,395
268,484	Polskie Gornictwo Naftowe i Gazownictwo SA	394,347
126,896	Powszechna Kasa Oszczednosci Bank Polski SA	1,642,432
8,382	Powszechny Zaklad Ubezpieczen SA	1,096,860

		5,968,804

	Portugal - 0.1%
63,441	EDP - Energias do Brasil SA	252,790

	Russia - 13.8%
343,245	Federal Hydrogenerating Co. (RUSHYDRO) JSC ADR	535,806
2,538,742	Gazprom OAO ADR	21,096,946
44,478	JSFC Sistema GDR	1,200,461

208,238	LUKOIL OAO ADR	$11,869,566
11,815	Magnit OJSC GDR	623,241
92,123	Mechel ADR(a)	178,719
13,497	Megafon OAO GDR	402,616
76,287	MMC Norilsk Nickel OJSC ADR	1,174,820
121,041	Mobile TeleSystems OJSC ADR	2,087,957
4,098	NovaTek OAO GDR	500,366
268,943	Rosneft Oil Co. GDR	1,844,949
52,203	Rostelecom OJSC ADR	979,850
68,012	Severstal GDR	552,257
190,093	Surgutneftegas OJSC ADR	1,461,815
60,168	Tatneft ADR	1,991,561
15,602	Uralkali OJSC GDR	376,788
392,369	VTB Bank OJSC GDR	996,617

		47,874,335

	Saudi Arabia - 0.1%
110,768	Turk Telekomunikasyon AS	274,360

	South Africa - 7.5%
232,451	African Bank Investments Ltd.	222,695
39,914	AngloGold Ashanti Ltd.	581,659
48,968	Barloworld Ltd.	457,422
46,493	Bidvest Group Ltd.	1,028,705
8,648	Exxaro Resources Ltd.	116,037
426,486	FirstRand Ltd.	1,188,338
25,328	Foschini Group Ltd. (The)	210,221
171,140	Gold Fields Ltd.	601,432
186,373	Growthpoint Properties Ltd. REIT	366,280
67,038	Harmony Gold Mining Co. Ltd.	195,494
123,863	Impala Platinum Holdings Ltd.	1,280,246
29,269	Imperial Holdings Ltd.	483,504
156,267	MMI Holdings Ltd.	329,639
20,556	Mondi Ltd.	309,718
219,309	MTN Group Ltd.	3,877,903
89,528	Nampak Ltd.	278,073
15,895	Naspers Ltd., Class N	1,616,248
190,948	Netcare Ltd.	380,400
54,536	Pick n Pay Stores Ltd.	221,928
72,573	PPC Ltd.	193,701
47,679	Remgro Ltd.	791,808
264,940	Sanlam Ltd.	1,131,280
106,380	Sappi Ltd.(a)	327,843
100,564	Sasol Ltd.	4,801,681
33,004	Shoprite Holdings Ltd.	421,683
31,519	Spar Group Ltd. (The)	338,112
200,594	Standard Bank Group Ltd.	2,100,456
322,693	Steinhoff International Holdings Ltd.	1,323,276
13,975	Tiger Brands Ltd.	332,835
34,033	Truworths International Ltd.	222,443
66,886	Woolworths Holdings Ltd.	362,315

		26,093,375

	Spain - 1.1%
327,784	Banco Santander Brasil SA	1,524,010
8,503,128	Banco Santander Chile	424,946
225,426	Grupo Financiero Santander Mexico SAB de CV, Class B	500,488
65,243	Telefonica Brasil SA (Preference Shares)	1,235,733

		3,685,177

	Taiwan - 15.2%
1,217,331	Acer, Inc.(a)	721,218
974,811	Advanced Semiconductor Engineering, Inc.	902,499
294,405	Asia Cement Corp.	362,449
147,738	Asustek Computer, Inc.	1,375,101
4,754,000	AU Optronics Corp.(a)	1,413,765
74,000	Catcher Technology Co. Ltd.	493,374
901,562	Cathay Financial Holding Co. Ltd.	1,358,406
521,289	Chang Hwa Commercial Bank	308,842

134,894	Cheng Shin Rubber Industry Co. Ltd.	$340,602
1,615,081	China Development Financial Holding Corp.	471,237
421,000	China Petrochemical Development Corp.	186,200
1,211,000	China Steel Corp.	1,041,226
660,000	Chunghwa Telecom Co. Ltd.	2,001,947
1,295,054	Compal Electronics, Inc.	972,439
1,513,969	CTBC Financial Holding Co. Ltd.	999,402
258,000	Delta Electronics, Inc.	1,417,840
513,800	E.Sun Financial Holding Co. Ltd.	319,668
602,930	Far Eastern New Century Corp.	624,870
223,000	Far EasTone Telecommunications Co. Ltd.	439,412
715,335	First Financial Holding Co. Ltd.	427,348
392,920	Formosa Chemicals & Fibre Corp.	1,029,717
138,000	Formosa Petrochemical Corp.	347,078
443,280	Formosa Plastics Corp.	1,141,211
157,745	Foxconn Technology Co. Ltd.	355,086
958,928	Fubon Financial Holding Co. Ltd.	1,354,637
2,401,895	Hon Hai Precision Industry Co. Ltd.	6,730,618
225,233	HTC Corp.	1,011,030
1,780,142	Innolux Corp.(a)	616,932
243,282	Lite-On Technology Corp.	360,135
1,414,309	Macronix International(a)	309,960
146,091	MediaTek, Inc.	1,931,164
1,227,640	Mega Financial Holding Co. Ltd.	990,702
409,940	Nan Ya Plastics Corp.	894,365
68,000	Novatek Microelectronics Corp.	272,696
598,106	Pegatron Corp.	786,683
330,740	Pou Chen Corp.	458,489
263,200	Powertech Technology, Inc.	364,427
58,000	President Chain Store Corp.	389,570
631,000	Quanta Computer, Inc.	1,562,010
1,207,696	Shin Kong Financial Holding Co. Ltd.	404,592
646,000	Siliconware Precision Industries Co.	789,976
921,456	SinoPac Financial Holdings Co. Ltd.	428,832
278,000	Synnex Technology International Corp.	471,630
1,523,880	Taishin Financial Holding Co. Ltd.	721,765
599,089	Taiwan Cement Corp.	875,968
168,400	Taiwan Mobile Co. Ltd.	493,569
2,158,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,478,835
312,000	Unimicron Technology Corp.	238,911
562,609	Uni-President Enterprises Corp.	928,474
3,657,000	United Microelectronics Corp.	1,490,682
676,858	Wistron Corp.	560,744
240,760	WPG Holdings Ltd.	280,513
1,267,306	Yuanta Financial Holding Co. Ltd.	704,814

		52,953,660

	Thailand - 1.9%
131,788	Advanced Info. Service PCL	834,405
49,476	Bangkok Bank PCL	257,047
224,800	Banpu PCL	180,467
282,588	Charoen Pokphand Foods PCL	243,979
2,806,036	IRPC PCL	265,218
78,468	Kasikornbank PCL	404,107
139,069	PTT Exploration & Production PCL	644,579
249,200	PTT Global Chemical PCL	537,882
185,314	PTT PCL	1,549,429
28,792	Siam Cement PCL	350,633
109,644	Siam Commercial Bank PCL	494,909
213,992	Thai Oil PCL	341,959
116,924	Total Access Communication PCL	339,154

		6,443,768

	Turkey - 1.4%
220,939	Akbank TAS	562,877
11,941	BIM Birlesik Magazalar AS	203,867
290,718	Eregli Demir ve Celik Fabrikalari TAS	348,466

Schedule of Investments

146,859	Haci Omer Sabanci Holding AS	$485,221
163,805	Koc Holding AS	554,976
36,643	Tupras Turkiye Petrol Rafine AS	603,721
117,730	Turk Hava Yollari AO	350,965
250,512	Turkiye Garanti Bankasi AS	660,379
84,189	Turkiye Halk Bankasi AS	415,192
237,074	Turkiye Is Bankasi, Class C	424,676
160,537	Turkiye Vakiflar Bankasi TAO, Class D	244,970
137,218	Yapi ve Kredi Bankasi AS	193,000

		5,048,310

	United Kingdom - 0.9%
12,210	Anglo American Platinum Ltd.	483,983
63,015	Barclays Africa Group Ltd.	733,471
10,590	Kumba Iron Ore Ltd.	425,392
34,594	Nedbank Group Ltd.	596,898
28,675	Souza Cruz SA	250,187
46,387	Vodacom Group Ltd.	487,513

		2,977,444

	United States - 0.3%
14,316	Massmart Holdings Ltd.	154,905
352,742	Wal-Mart de Mexico SAB de CV, Series V	843,254

		998,159

	Total Common Stocks and Other Equity Interests (Cost $405,132,086)	345,886,063

	Rights - 0.0%
	Brazil - 0.0%
20	Marfrig Global Foods SA, expiring 03/27/14(a) (Cost $0)	0

	Money Market Fund - 0.4%
1,382,931	Invesco Premier Portfolio – Institutional Class(b) (Cost $1,382,931)	1,382,931

	Total Investments (Cost $406,515,017)(c)-100.0%	347,268,994
	Other assets less liabilities-(0.0)%	(57,790)

	Net Assets-100.0%	$347,211,204

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $421,201,635. The net unrealized depreciation was $73,932,641 which consisted of aggregate gross unrealized appreciation of $22,483,401 and aggregate gross unrealized depreciation of $96,416,042.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 4.2%
116,042	GrainCorp Ltd., Class A	$769,474
878,569	Incitec Pivot Ltd.	2,192,337
95,284	Nufarm Ltd.	322,565

		3,284,376

	Brazil - 1.4%
59,158	Cosan SA Industria e Comercio	877,917
26,538	SLC Agricola SA	197,243

		1,075,160

	Canada - 12.5%
36,836	Agrium, Inc.	3,208,345
211,657	Potash Corp. of Saskatchewan, Inc.	6,629,053

		9,837,398

	China - 1.9%
1,132,190	China Agri-Industries Holdings Ltd.	504,504
380,210	China BlueChemical Ltd., H-Shares	208,594
1,145,700	China Modern Dairy Holdings Ltd.(a)	531,182
1,528,052	GMG Global Ltd.	115,961
983,825	Sinofert Holdings Ltd.	144,442

		1,504,683

	Denmark - 0.2%
4,854	Auriga Industries, Class B(a)	152,643

	Germany - 4.4%
103,245	K+S AG	3,075,615
1,209	KWS Saat AG	406,621

		3,482,236

	Hong Kong - 0.7%
178,310	PT Astra Agro Lestari Tbk	313,613
1,508,891	PT Perusahaan Perkebunan London Sumatra 3Indonesia Tbk	204,522

		518,135

	Indonesia - 1.7%
3,980,381	PT Charoen Pokphand Indonesia Tbk	1,347,983

	Israel - 3.3%
240,298	Israel Chemicals Ltd.	1,965,851
1,246	Israel Corp. Ltd. (The)(a)	628,238

		2,594,089

	Japan - 1.1%
10,525	Hokuto Corp.	194,741
19,755	Kumiai Chemical Industry Co. Ltd.	115,448
22,539	Nihon Nohyaku Co. Ltd.	319,792
16,119	Sakata Seed Corp.	207,523

		837,504

	Malaysia - 7.3%
1,003,500	Felda Global Ventures Holdings Bhd	1,307,414
1,900,990	IOI Corp. Bhd	2,385,823
287,874	Kuala Lumpur Kepong Bhd	2,014,645

		5,707,882

	Netherlands - 2.1%
37,888	Nutreco NV	1,691,974

	Norway - 4.0%
76,116	Yara International ASA	$3,134,313

	Russia - 0.5%
41,917	Phosagro OAO GDR	427,553

	Singapore - 5.8%
255,634	First Resources Ltd.	397,991
3,462,046	Golden Agri-Resources Ltd.	1,408,437
1,138,384	Wilmar International Ltd.	2,778,718

		4,585,146

	Switzerland - 7.6%
16,887	Syngenta AG	5,987,319

	Taiwan - 1.0%
395,099	Taiwan Fertilizer Co. Ltd.	825,473

	Turkey - 0.1%
45,041	Gubre Fabrikalari TAS(a)	65,542

	United States - 40.3%
10,049	American Vanguard Corp.	233,539
165,302	Archer-Daniels-Midland Co.	6,526,123
41,522	Bunge Ltd.	3,145,707
15,304	CF Industries Holdings, Inc.	3,533,081
88,580	Darling International, Inc.(a)	1,732,625
19,977	Fresh Del Monte Produce, Inc.	528,591
37,639	Ingredion, Inc.	2,344,910
29,833	Intrepid Potash, Inc.(a)	438,545
58,708	Monsanto Co.	6,255,337
130,745	Mosaic Co. (The)	5,839,072
19,393	Scotts Miracle-Gro Co. (The), Class A	1,151,750

		31,729,280

	Total Investments (Cost $86,837,509)(b)-100.1%	78,788,689
	Other assets less liabilities-(0.1)%	(55,423)

	Net Assets-100.0%	$78,733,266

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $88,053,594. The net unrealized depreciation was $9,264,905 which consisted of aggregate gross unrealized appreciation of $8,277,349 and aggregate gross unrealized depreciation of $17,542,254.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 1.3%
281,894	Contact Energy Ltd.	$1,176,386

	Austria - 1.3%
55,160	Verbund AG	1,163,398

	Brazil - 2.1%
65,034	Cosan SA Industria e Comercio	965,117
91,600	Sao Martinho SA	935,744

		1,900,861

	Canada - 3.3%
166,305	Ballard Power Systems, Inc.(a)(b)	352,016
36,709	Canadian Solar, Inc.(b)	1,436,423
118,069	Innergex Renewable Energy, Inc.(a)	1,107,674

		2,896,113

	China - 17.1%
102,878	BYD Co. Ltd., H-Shares(b)	490,223
5,814,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares	1,138,208
908,000	China Everbright International Ltd.	1,197,445
920,226	China Longyuan Power Group Corp., H-Shares	1,106,907
308,200	China Singyes Solar Technologies Holdings Ltd.	351,671
3,180,652	China Suntien Green Energy Corp. Ltd., H-Shares	1,372,242
3,662,463	GCL-Poly Energy Holdings Ltd.(b)	1,245,222
10,897,026	Hanergy Solar Group Ltd.(b)	1,543,727
2,466,000	Huaneng Renewables Corp. Ltd., H-Shares	1,028,982
35,356	JA Solar Holdings Co. Ltd. ADR(a)(b)	325,982
1,456,000	Shunfeng Photovoltaic International Ltd.(b)	1,132,578
84,038	Trina Solar Ltd. ADR(a)(b)	1,247,964
2,843,000	Trony Solar Holdings Co. Ltd.(b)	57,667
653,066	Wasion Group Holdings Ltd.	393,616
1,092,853	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,165,364
237,253	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	1,444,871

		15,242,669

	Denmark - 4.3%
26,007	Novozymes A/S, Class B	1,122,412
7,695	Rockwool International A/S, Class B	1,394,881
39,060	Vestas Wind Systems A/S(b)	1,284,787

		3,802,080

	Finland - 1.2%
48,304	Fortum Oyj	1,038,989

	France - 1.9%
13,761	Albioma	335,889
4,041	Saft Groupe SA	141,469
37,797	SunPower Corp.(a)(b)	1,223,111

		1,700,469

	Germany - 6.5%
94,515	Aixtron SE(b)	$1,442,827
15,198	CENTROTEC Sustainable AG	391,357
83,208	Nordex SE(b)	1,111,442
24,226	OSTAM Licht AG(b)	1,419,348
35,179	SMA Solar Technology AG(a)	1,474,930

		5,839,904

	Hong Kong - 0.9%
620,854	China High Speed Transmission Equipment Group Co. Ltd.(b)	375,001
1,680,000	Goldpoly New Energy Holdings Ltd.(b)	322,378
3,000,000	Sinopoly Battery Ltd.(b)	127,498

		824,877

	Ireland - 1.6%
76,768	Kingspan Group PLC	1,466,439

	Israel - 1.2%
42,025	Ormat Technologies, Inc.	1,035,916

	Italy - 1.7%
466,230	Enel Green Power SpA	1,177,620
182,981	Falck Renewables SpA(b)	342,995

		1,520,615

	Japan - 3.3%
83,731	GS Yuasa Corp.	440,884
42,900	Japan Wind Development Co. Ltd.(b)	332,313
370,293	Meidensha Corp.	1,510,437
36,116	Takuma Co. Ltd.	330,404
27,700	West Holdings Corp.	355,264

		2,969,302

	Netherlands - 0.4%
2,801,524	Energy Development Corp.	324,537

	New Zealand - 1.2%
690,298	Mighty River Power Ltd.	1,091,435

	Norway - 1.7%
2,790,477	REC Silicon ASA(b)	1,208,515
22,607	REC Solar ASA(b)	337,861

		1,546,376

	Portugal - 1.4%
214,840	EDP Renovaveis SA	1,237,985

	South Korea - 2.1%
36,195	Seoul Semiconductor Co. Ltd.(b)	1,572,446
12,805	Taewoong Co. Ltd.(b)	316,431

		1,888,877

	Spain - 4.3%
365,367	Abengoa SA, Class B	1,207,154
20,869	Acciona SA	1,386,037
110,258	Gamesa Corp. Tecnologica SA(b)	1,211,811

		3,805,002

	Sweden - 1.5%
61,749	NIBE Industrier AB, Class B	1,355,494

	Switzerland - 1.6%
95,640	Meyer Burger Technology AG(b)	1,452,051

	Taiwan - 4.7%
743,131	Epistar Corp.	1,643,363
596,000	Motech Industries, Inc.(b)	1,054,397
912,241	Neo Solar Power Corp.(b)	1,068,885
207,000	Sino-American Silicon Products, Inc.(b)	379,190

		4,145,835

Schedule of Investments

	Thailand - 1.6%
4,688,500	Energy Absolute PCL	$1,150,465
527,900	SPCG PCL(b)	300,652

		1,451,117

	Turkey - 0.3%
599,144	Akenerji Elektrik Uretim AS(b)	265,002

	United Kingdom - 1.2%
28,010	Dialight PLC	352,383
195,373	Renewables Infrastructure Group Ltd. (The)(b)	325,902
35,316	Ricardo PLC	391,480

		1,069,765

	United States - 30.3%
24,912	A.O. Smith Corp.	1,176,345
12,412	Acuity Brands, Inc.	1,576,820
13,630	Aerovironment, Inc.(b)	406,446
40,892	Ameresco, Inc., Class A(b)	403,195
5,491	Blue Solutions(b)	135,954
201,270	Capstone Turbine Corp.(a)(b)	326,057
62,162	Covanta Holding Corp.	1,118,916
22,102	Cree, Inc.(b)	1,335,403
22,718	EnerNOC, Inc.(b)	508,883
56,784	Enphase Energy, Inc.(a)(b)	420,202
19,879	First Solar, Inc.(b)	1,005,480
19,317	Fuel Systems Solutions, Inc.(b)	237,406
189,072	FuelCell Energy, Inc.(a)(b)	270,373
129,335	GT Advanced Technologies, Inc.(b)	1,328,270
52,984	International Rectifier Corp.(b)	1,378,114
33,073	Itron, Inc.(b)	1,335,488
26,502	Johnson Controls, Inc.	1,222,272
196,167	KiOR, Inc., Class A(a)(b)	233,439
31,007	LSB Industries, Inc.(b)	1,026,642
18,488	Maxwell Technologies, Inc.(b)	150,862
39,715	Pattern Energy Group, Inc.	1,107,651
13,008	Polypore International, Inc.(a)(b)	431,215
22,145	PowerSecure International, Inc.(b)	427,398
27,388	Renewable Energy Group, Inc.(b)	274,154
40,979	Rubicon Technology, Inc.(a)(b)	449,540
68,012	Silver Spring Networks, Inc.(a)(b)	1,159,605
19,613	Solarcity Corp.(a)(b)	1,453,127
31,512	Solazyme, Inc.(a)(b)	408,711
84,946	SunEdison, Inc.(b)	1,181,599
9,376	Tesla Motors, Inc.(b)	1,700,900
39,575	Universal Display Corp.(b)	1,285,396
42,313	Veeco Instruments, Inc.(b)	1,608,317

		27,084,180

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $71,011,820)-100.0%	89,295,674

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 9.9%
8,875,967	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $8,875,967)	8,875,967

	Total Investments (Cost $79,887,787)(e)-109.9%	98,171,641
	Other assets less liabilities-(9.9)%	(8,874,520)

	Net Assets-100.0%	$89,297,121

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2014.
(b)	Non-income producing security.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,420,223. The net unrealized appreciation was $14,751,418 which consisted of aggregate gross unrealized appreciation of $23,675,954 and aggregate gross unrealized depreciation of $8,924,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 5.5%
127,159	Beadell Resources Ltd.(a)	$80,436
74,343	Evolution Mining Ltd.	41,513
124,676	Newcrest Mining Ltd.	1,049,725
59,765	Regis Resources Ltd.	140,791
104,260	Resolute Mining Ltd.(a)	49,577

		1,362,042

	Canada - 55.6%
20,010	African Barrick Gold PLC	72,282
28,257	Agnico Eagle Mines Ltd.	878,414
20,772	Alamos Gold, Inc.	190,403
24,135	Argonaut Gold, Inc.(a)	108,667
40,027	AuRico Gold, Inc.	183,450
105,949	B2Gold Corp.(a)	249,918
114,364	Barrick Gold Corp.	2,201,221
26,145	Centerra Gold, Inc.	101,067
16,568	Continental Gold Ltd.(a)	51,861
22,288	Detour Gold Corp.(a)	143,129
16,993	Dundee Precious Metals, Inc.(a)	60,812
116,476	Eldorado Gold Corp.	739,630
19,034	First Majestic Silver Corp.(a)	198,543
20,490	Fortuna Silver Mines, Inc.(a)	74,061
23,632	Franco-Nevada Corp.	1,145,621
34,091	Gabriel Resources Ltd.(a)	36,080
85,156	Goldcorp, Inc.	2,122,503
61,250	IAMGOLD Corp.	224,685
185,967	Kinross Gold Corp.	852,317
81,866	New Gold, Inc.(a)	469,190
71,201	Osisko Mining Corp.(a)	426,587
24,627	Pan American Silver Corp.	309,674
12,815	Pretium Resources, Inc.(a)	74,940
18,816	Primero Mining Corp.(a)	105,644
16,247	Sandstorm Gold Ltd.(a)	82,040
43,973	SEMAFO, Inc.	141,588
13,134	Silver Standard Resources, Inc.(a)	102,956
57,139	Silver Wheaton Corp.	1,239,690
98,649	Torex Gold Resources, Inc.(a)	101,750
121,213	Yamana Gold, Inc.	1,133,909

		13,822,632

	China - 1.4%
39,331	China Gold International Resources Corp. Ltd.(a)	112,178
42,486	Zhaojin Mining Industry Co. Ltd., H-Shares	25,334
976,606	Zijin Mining Group Co. Ltd., H-Shares	211,299

		348,811

	Egypt - 0.5%
168,397	Centamin PLC(a)	122,048

	Hong Kong - 0.7%
535,671	China Precious Metal Resources Holdings Co. Ltd.(a)	77,266
3,617,158	G-Resources Group Ltd.(a)	92,236

		169,502

	Japan - 0.2%
2,944	Asahi Holdings, Inc.	$55,627

	Jersey Island - 3.7%
13,360	Randgold Resources Ltd.	920,636

	Mexico - 3.3%
27,567	Fresnillo PLC	348,622
20,688	Industrias Penoles S.A.B. de C.V.	481,034

		829,656

	Peru - 0.3%
27,466	Hochschild Mining PLC	68,950

	Russia - 1.2%
32,304	Polymetal International PLC	306,595

	Singapore - 0.1%
149,000	LionGold Corp. Ltd.(a)	17,252

	South Africa - 11.2%
65,435	AngloGold Ashanti Ltd.	953,571
125,327	Gold Fields Ltd.	440,433
60,941	Harmony Gold Mining Co. Ltd.	177,714
67,701	Great Basin Gold Ltd.(a)	0
81,366	Impala Platinum Holdings Ltd.	840,998
53,605	Northam Platinum Ltd.(a)	199,901
119,564	Sibanye Gold Ltd.	169,571

		2,782,188

	Turkey - 0.3%
7,354	Koza Altin Isletmeleri AS	62,614

	United Kingdom - 3.0%
9,650	Anglo American Platinum Ltd.(a)	382,509
70,394	Lonmin PLC(a)	355,281

		737,790

	United States - 13.1%
37,298	Alacer Gold Corp.	78,614
16,351	Coeur Mining, Inc.(a)	165,962
54,161	Hecla Mining Co.	164,108
34,820	McEwen Mining, Inc.(a)	90,532
76,612	Newmont Mining Corp.	1,654,819
9,853	Royal Gold, Inc.	551,177
19,407	Stillwater Mining Co.(a)	243,364
17,816	Tahoe Resources, Inc.(a)	316,068

		3,264,644

	Total Investments (Cost $41,141,069)(b)-100.1%	24,870,987
	Other assets less liabilities-(0.1)%	(12,327)

	Net Assets-100.0%	$24,858,660

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $42,099,583. The net unrealized depreciation was $17,228,596 which consisted of aggregate gross unrealized appreciation of $159,867 and aggregate gross unrealized depreciation of $17,388,463.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 4.6%
935,217	Cia de Saneamento Basico do Estado de Sao Paulo	$8,596,057
226,000	Cia de Saneamento de Minas Gerais-Copasa MG	2,936,749

		11,532,806

	Canada - 0.2%
72,989	Pure Technologies Ltd.(a)	474,613

	Cayman Islands - 0.6%
116,092	Consolidated Water Co. Ltd.(b)	1,492,943

	China - 8.1%
17,361,986	Beijing Enterprises Water Group Ltd.	9,838,340
106,735,803	HanKore Environment Tech Group Ltd.(a)	9,185,525
2,151,762	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	983,767

		20,007,632

	Finland - 1.6%
236,862	Kemira Oyj	3,302,806
45,129	Uponor Oyj	723,002

		4,025,808

	France - 11.7%
566,913	Suez Environnement Co.	10,156,525
1,203,265	Veolia Environnement	18,920,256

		29,076,781

	Hong Kong - 0.2%
2,140,778	China Water Industry Group Ltd.(a)	443,882

	Japan - 4.7%
7,359	Ebara Jitsugyo Co. Ltd.	95,609
455,731	Kurita Water Industries Ltd.	9,799,658
97,077	Organo Corp.	448,333
116,111	Torishima Pump Manufacturing Co. Ltd.	1,260,331

		11,603,931

	Malaysia - 0.8%
2,192,000	Puncak Niaga Holding Bhd	1,932,288

	Singapore - 0.4%
611,759	Hyflux Ltd.	550,401
565,474	United Envirotech Ltd.	530,879

		1,081,280

	Switzerland - 6.2%
52,568	Geberit AG	15,277,312

	United Kingdom - 12.4%
326,554	Halma PLC	3,212,001
637,874	Pennon Group PLC	7,212,401
337,538	Severn Trent PLC	9,580,134
905,228	United Utilities Group PLC	10,651,912

		30,656,448

	United States - 48.5%
186,190	American Water Works Co., Inc.	7,926,108
167,051	Aqua America, Inc.	4,000,872
273,586	Flowserve Corp.	19,788,475

80,542	Itron, Inc.(a)	$3,252,286
55,132	Lindsay Corp.(b)	4,686,220
116,658	Pall Corp.	9,344,306
276,139	Pentair Ltd.	20,525,412
150,567	Roper Industries, Inc.	20,663,815
67,474	Valmont Industries, Inc.	9,876,844
98,104	Waters Corp.(a)	10,621,720
282,531	Xylem, Inc.	9,425,234

		120,111,292

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $197,168,837)-100.0%	247,717,016

	Investments Purchased with Cash Collateral from Securities on Loan Money

	Market Fund- 1.8%
4,577,850	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $4,577,850)	4,577,850

	Total Investments (Cost $201,746,687)(e)-101.8%	252,294,866
	Other assets less liabilities-(1.8)%	(4,445,830)

	Net Assets-100.0%	$247,849,036

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $211,142,079. The net unrealized appreciation was $41,152,787 which consisted of aggregate gross unrealized appreciation of $52,929,846 and aggregate gross unrealized depreciation of $11,777,059.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Bahrain - 4.4%
780,270	Ahli United Bank BSC	$608,610
410,575	Gulf Finance House EC(a)	94,568

		703,178

	Egypt - 15.1%
223,401	Commercial International Bank Egypt SAE	1,078,874
169,035	Egypt Kuwait Holding Co. SAE	167,345
112,484	Egyptian Financial Group-Hermes Holding SAE(a)	182,905
50,388	Ezz Steel(a)	122,900
89,868	Juhayna Food Industries	196,991
164,361	Palm Hills Developments SAE(a)	73,426
72,875	Pioneers Holding(a)	83,535
289,830	Talaat Moustafa Group(a)	298,920
90,475	Telecom Egypt Co.	192,864

		2,397,760

	Kuwait - 22.8%
75,860	Agility Public Warehousing Co.	171,617
61,365	Burgan Bank SAK	119,303
208,680	Kuwait Finance House	590,117
54,029	Kuwait Projects Co. Holding KSC	126,049
31,595	Mabanee Co. SAKC	131,785
481,954	Mobile Telecommunications Co. KSC	1,158,461
372,886	National Bank of Kuwait SAK	1,238,999
95,385	National Industries Group Holding(a)	76,874

		3,613,205

	Morocco - 1.6%
37,610	Douja Promotion Groupe Addoha SA	258,135

	Oman - 3.8%
205,327	BankMuscat SAOG	349,856
59,625	Oman Telecommunications Co. SAOG	243,146

		593,002

	Qatar - 17.6%
25,780	Barwa Real Estate Co.	221,237
64,691	Masraf Al Rayan	616,452
15,970	Ooredoo QSC	653,457
6,625	Qatar Electricity & Water Co.	330,208
35,236	Qatar Gas Transport Co. Ltd. (Nakilat)	201,462
7,487	Qatar Insurance Co.	160,577
8,023	Qatar International Islamic Bank	149,160
13,149	Qatar Islamic Bank	270,458
7,587	Qatar Navigation	183,349

		2,786,360

	Russia - 3.1%
667,258	Global Telecom Holding(a)	496,491

	United Arab Emirates - 28.9%
587,551	Air Arabia PJSC	244,746

585,876	Aldar Properties PJSC	$535,950
354,937	Arabtec Holding Co.(a)	413,594
830,959	Dana Gas PJSC(a)	212,660
152,761	Drake & Scull International(a)	62,801
411,112	Dubai Financial Market(a)	284,298
183,479	Dubai Investments PJSC	138,371
611,694	Emaar Properties PJSC	1,332,303
276,572	National Bank of Abu Dhabi PJSC	1,148,305
238,848	Waha Capital PJSC	199,636

		4,572,664

	United Kingdom - 2.2%
112,016	Vodafone Qatar(a)	351,295

	Total Investments (Cost $11,694,418)(b)-99.5%	15,772,090
	Other assets less liabilities-0.5%	73,863

	Net Assets-100.0%	$15,845,953

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $12,856,303. The net unrealized appreciation was $2,915,787 which consisted of aggregate gross unrealized appreciation of $4,157,832 and aggregate gross unrealized depreciation of $1,242,045.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 7.5%
11,108	ALS Ltd.	$77,049
4,858	Ansell Ltd.	81,254
4,115	Arb Corp. Ltd.	39,601
1,545	Australia & New Zealand Banking Group Ltd.	40,616
15,239	Cardno Ltd.	85,095
8,127	Coca-Cola Amatil Ltd.	82,891
1,632	Cochlear Ltd.	81,491
1,884	Commonwealth Bank of Australia	122,018
734	CSL Ltd.	44,996
2,825	Domino’s Pizza Enterprises Ltd.	40,053
5,187	Iress Ltd.	40,640
2,268	JB Hi-Fi Ltd.	35,619
15,432	M2 Group Ltd.	83,345
8,371	McMillan Shakespeare Ltd.	86,622
15,004	Mermaid Marine Australia Ltd.	38,357
15,530	Metcash Ltd.	40,921
5,703	Monadelphous Group Ltd.	79,514
15,432	Navitas Ltd.	91,019
2,237	Ramsay Health Care Ltd.	85,605
10,487	Slater & Gordon Ltd.	40,260
2,908	Sonic Healthcare Ltd.	41,890
3,858	Super Retail Group Ltd.	36,051
7,129	UGL Ltd.	43,603
1,110	Wesfarmers Ltd.	40,676
2,879	Woolworths Ltd.	85,581

		1,564,767

	Austria - 0.2%
682	Andritz AG	37,478

	Belgium - 1.5%
1,556	Colruyt SA	88,319
1,476	Delhaize Group SA	94,965
882	D’ieteren SA	42,284
8,210	Econocom Group	86,912

		312,480

	Canada - 9.8%
1,178	Alimentation Couche Tard, Inc., Class B	86,817
2,021	ATCO Ltd., Class I	90,378
1,493	Bank of Nova Scotia	81,817
1,036	BCE, Inc.	43,449
1,622	Canadian National Railway Co.	86,719
940	Canadian Tire Corp. Ltd., Class A	80,152
2,588	Canadian Utilities Ltd., Class A	87,973
2,443	Canadian Western Bank	79,823
1,533	Emera, Inc.	43,132
2,019	Enbridge, Inc.	84,675
3,078	Fortis, Inc.	84,531
2,959	Great-West Lifeco, Inc.	83,997
1,399	Husky Energy, Inc.	41,520
851	IGM Financial, Inc.	41,216

1,020	Industrial Alliance Insurance & Financial Services, Inc.	$40,555
2,034	Laurentian Bank of Canada	83,425
3,262	Loblaw Cos. Ltd.	125,863
2,202	Manulife Financial Corp.	40,586
2,137	Metro, Inc.	122,687
540	National Bank of Canada	40,412
1,567	Power Corp. of Canada	42,515
1,352	Power Financial Corp.	41,617
1,094	Richelieu Hardware Ltd.	43,742
681	Royal Bank of Canada	42,102
1,923	Saputo, Inc.	90,463
1,601	Shoppers Drug Mart Corp.	84,290
1,950	SNC-Lavalin Group, Inc.	80,819
1,313	Suncor Energy, Inc.	43,090
1,339	TELUS Corp.	46,753
768	Tim Hortons, Inc.	39,779
1,815	Toromont Industries Ltd.	41,885

		2,066,782

	China - 0.7%
76,000	Daphne International Holdings Ltd.	38,955
18,000	ENN Energy Holdings Ltd.	116,719

		155,674

	Denmark - 1.3%
678	Coloplast A/S, Class B	50,864
3,449	NOVO Nordisk A/S, Class B	136,510
2,055	Novozymes A/S, Class B	88,690

		276,064

	Finland - 0.4%
988	Kone Oyj, Class B	40,237
1,571	Orion Oyj, Class B	41,058

		81,295

	France - 5.7%
972	Air Liquide SA	122,166
243	Christian Dior SA	44,469
357	Dassault Systemes	42,323
788	Essilor International SA	79,200
2,757	Eutelsat Communications SA	83,710
132	Hermes International	42,054
990	Ipsos	42,475
429	Kering	85,651
509	LVMH Moet Hennessy Louis Vuitton SA	90,709
400	Pernod Ricard SA	42,959
492	Publicis Groupe SA	43,644
663	Rubis	43,082
850	Sanofi	83,448
519	SEB SA	40,678
850	Sodexo	83,781
1,314	Vinci SA	86,057
593	Virbac SA	132,509

		1,188,915

	Germany - 4.7%
706	Adidas AG	78,918
1,671	BayWa AG	87,208
582	Bechtle AG	42,939
414	Bilfinger SE	47,740
831	CTS Eventim AG	42,461
758	Fielmann AG	84,659
281	Fresenius SE & Co. KGaA	43,825
1,566	Fuchs Petrolub SE	121,451
1,342	Fuchs Petrolub SE (Preference Shares)	121,073
3,065	Gerry Weber International AG	136,399
455	MTU Aero Engines AG	40,405
138	Rational AG	42,487
1,468	Rhoen Klinikum AG	43,285
2,273	Scania AB, Class B	46,597

		979,447

Schedule of Investments

	Greece - 0.2%
3,622	Motor Oil (Hellas) Corinth Refineries SA	$41,713

	Hong Kong - 2.7%
10,400	Bank of East Asia Ltd. (The)	39,445
3,000	Cheung Kong (Holdings) Ltd.	44,393
28,000	Chow Sang Sang Holdings International Ltd.	75,185
4,500	Dairy Farm International Holdings Ltd.	41,850
19,170	Hong Kong & China Gas Co. Ltd.	39,452
3,000	Jardine Cycle & Carriage Ltd.	82,147
1,300	Jardine Strategic Holdings Ltd.	42,250
30,000	Li & Fung Ltd.	41,727
74,000	SA SA International Holdings Ltd.	70,809
15,500	Techtronic Industries Co.	40,023
13,500	Yue Yuen Industrial (Holdings) Ltd.	41,727

		559,008

	Ireland - 1.2%
1,667	CRH PLC	42,859
908	DCC PLC	41,261
640	Kerry Group PLC, Class A	43,067
1,038	Paddy Power PLC	81,958
7,698	UDG Healthcare PLC	45,013

		254,158

	Italy - 2.3%
1,606	Brembo SpA	41,626
1,900	Danieli & C. Officine Meccaniche SpA RSP	42,969
10,664	Davide Campari-Milano SpA	85,135
6,116	Recordati SpA	95,756
6,225	Saipem SpA	146,068
558	Tod’s SpA	76,228

		487,782

	Japan - 22.1%
1,090	ABC-Mart, Inc.	47,561
1,190	Adastria Holdings Co. Ltd.	31,505
1,500	AEON Mall Co. Ltd.	44,565
1,800	Ain Pharmaciez, Inc.	89,307
3,000	Air Water, Inc.	44,977
4,692	Arcs Co. Ltd.	88,195
4,594	Asahi Group Holdings Ltd.	126,714
8,988	Bank of Yokohama Ltd. (The)	45,916
400	Central Japan Railway Co.	44,399
1,000	CyberAgent, Inc.	49,027
2,500	Daihatsu Motor Co. Ltd.	39,614
1,500	Daiichikosho Co. Ltd.	46,992
694	Daikin Industries Ltd.	40,530
2,100	Daiseki Co. Ltd.	39,165
896	Daito Trust Construction Co. Ltd.	85,572
1,900	DeNA Co. Ltd.	36,832
788	Denso Corp.	41,252
600	East Japan Railway Co.	44,901
1,300	F@N Communications, Inc.	53,537
300	FANUC Corp.	49,331
100	Fast Retailing Co. Ltd.	37,368
1,200	FP Corp.	75,540
4,000	Fujitsu General Ltd.	47,929
1,100	Fuyo General Lease Co. Ltd.	38,721
7,000	GS Yuasa Corp.	36,858
894	Hisamitsu Pharmaceutical Co., Inc.	40,674
2,400	Hokuto Corp.	44,407
2,800	House Foods Group, Inc.	42,281
1,312	Izumi Co. Ltd.	40,202
988	JGC Corp.	37,918
2,300	JSR Corp.	41,699
6,000	Kaken Pharmaceutical Co. Ltd.	96,602
5,998	Kansai Paint Co. Ltd.	82,690
1,400	Kao Corp.	44,958

700	KDDI Corp.	$39,158
6,300	Kewpie Corp.	90,437
1,000	Kintetsu World Express, Inc.	40,251
3,000	Kirin Holdings Co. Ltd.	41,359
1,594	Kobayashi Pharmaceutical Co. Ltd.	87,214
5,012	Koito Manufacturing Co. Ltd.	103,302
4,490	K’s Holdings Corp.	120,808
3,700	Kuraray Co. Ltd.	42,157
1,994	Kurita Water Industries Ltd.	42,877
2,990	Maeda Road Construction Co. Ltd.	49,489
1,792	Miraca Holdings, Inc.	85,660
3,000	Mitsui & Co. Ltd.	40,741
700	Mochida Pharmaceutical Co. Ltd.	40,839
1,700	NEC Networks & System Integration Corp.	40,006
3,706	NHK Spring Co. Ltd.	38,628
2,800	Nichi-Iko Pharmaceutical Co. Ltd.	41,979
1,200	Nihon Kohden Corp.	47,419
3,000	Nihon Nohyaku Co. Ltd.	42,565
3,000	Nippon Densetsu Kogyo Co. Ltd.	38,829
888	Nitori Holdings Co. Ltd.	86,810
7,800	NTT Urban Development Corp.	77,553
300	Oriental Land Co. Ltd.	45,874
800	Relo Holdings, Inc.	42,281
588	Rinnai Corp.	46,182
2,700	Rohto Pharmaceutical Co. Ltd.	43,603
496	Ryohin Keikaku Co. Ltd.	46,057
6,000	San-in Godo Bank Ltd. (The)	42,124
700	Sawai Pharmaceutical Co. Ltd.	42,075
1,396	Shimamura Co. Ltd.	124,563
800	Shin-Etsu Chemical Co. Ltd.	45,207
1,794	Stanley Electric Co. Ltd.	41,163
998	Sugi Holdings Co. Ltd.	40,170
1,400	Sumitomo Real Estate Sales Co. Ltd.	44,065
988	Sumitomo Realty & Development Co. Ltd.	44,486
2,796	Sundrug Co. Ltd.	118,573
1,512	Suzuki Motor Corp.	39,911
1,500	Sysmex Corp.	83,689
2,000	Taikisha Ltd.	43,712
900	Takeda Pharmaceutical Co. Ltd.	42,297
2,100	Tokai Rika Co. Ltd.	39,309
2,900	Toshiba Plant Systems & Services Corp.	43,336
2,300	Totetsu Kogyo Co. Ltd.	46,909
2,000	Towa Pharmaceutical Co. Ltd.	81,581
1,000	Toyo Suisan Kaisha Ltd.	31,769
896	Toyota Industries Corp.	41,688
690	Toyota Motor Corp.	40,066
1,592	Unicharm Corp.	87,729
3,200	Valor Co. Ltd.	42,987
14,300	Yahoo! Japan Corp.	81,887
13,208	Yamada Denki Co. Ltd.	45,846
1,300	Yamato Kogyo Co. Ltd.	39,006

		4,633,965

	Jersey Island - 0.2%
707	Randgold Resources Ltd.	48,719

	Luxembourg - 0.4%
2,641	SES SA	84,818

	Netherlands - 1.4%
2,430	Arcadis NV	86,873
718	Heineken Holding NV	41,413
676	Heineken NV	41,260
1,565	Koninklijke Vopak NV	86,065
13,983	Royal Imtech NV(a)	39,995

		295,606

Schedule of Investments

	New Zealand - 0.2%
6,690	Ryman Healthcare Ltd.	$42,743

	Norway - 0.2%
1,039	Yara International ASA	42,784

	Portugal - 0.6%
11,493	EDP-Energias de Portugal SA	43,180
4,508	Jeronimo Martins SGPS SA	77,237

		120,417

	Singapore - 1.2%
10,000	Keppel Corp. Ltd.	81,364
36,000	Olam International Ltd.	41,684
25,000	SembCorp Marine Ltd.	79,408
14,000	Super Group Ltd.	40,745

		243,201

	South Korea - 7.2%
94	Amorepacific Corp.(a)	88,876
2,166	Coway Co. Ltd.	140,440
1,638	Dongbu Insurance Co. Ltd.	82,332
2,857	Dongsuh Co., Inc.	43,375
910	Hanssem Co. Ltd.(a)	44,635
653	Hotel Shilla Co. Ltd.	47,586
298	Hyundai Department Store Co. Ltd.	40,092
2,710	Hyundai Greenfood Co. Ltd.(a)	45,701
168	Hyundai Mobis(a)	48,657
147	Korea Zinc Co. Ltd.(a)	47,794
337	LG Chem Ltd.	81,861
639	LG Chem Ltd. (Preference Shares)	80,297
1,420	LG Fashion Corp.(a)	38,871
255	LG Household & Health Care Ltd.	113,879
62	Lotte Food Co. Ltd.(a)	45,645
235	OCI Co. Ltd.(a)	41,715
119	Ottogi Corp.(a)	43,804
3,608	Partron Co. Ltd.	46,181
628	S1 Corp.	45,647
2,204	Samsung Engineering Co. Ltd.(a)	147,640
185	Samsung Fire & Marine Insurance Co. Ltd.	42,865
2,450	Samsung Heavy Industries Co. Ltd.	77,138
183	Shinsegae Co. Ltd.	39,067
231	Yuhan Corp.(a)	42,084

		1,516,182

	Spain - 5.2%
42,885	Abengoa SA, Class B	141,690
3,878	Abertis Infraestructuras SA	86,682
165	Construcciones y Auxiliar de Ferrocarriles SA	83,442
1,883	Ebro Foods SA	41,721
1,741	Gas Natural SDG SA	43,094
1,013	Hochtief AG	80,790
6,979	Iberdrola SA	43,077
2,439	Indra Sistemas SA	43,203
809	Industria de Diseno Textil SA (Inditex)	120,771
18,981	Mapfre SA	78,403
12,808	Prosegur Cia de Seguridad SA	77,034
1,964	Red Electrica Corporacion SA	137,486
2,676	Telefonica SA	41,284
1,519	Viscofan SA	80,463

		1,099,140

	Sweden - 2.3%
1,762	Alfa Laval AB	42,797
5,830	Elekta AB, Class B	85,052
3,940	Getinge AB, Class B	135,542
1,982	Hennes & Mauritz AB, Class B	85,503
1,953	NIBE Industrier AB, Class B	42,872
3,367	Skandinaviska Enskilda Banken AB, Class A	43,513

1,468	Swedish Match AB	$43,056

		478,335

	Switzerland - 1.1%
42	Galenica AG	40,115
1,932	Osem Investments Ltd.	43,042
318	Sonova Holding AG	43,751
327	Syngenta AG	115,939

		242,847

	United Kingdom - 18.9%
5,586	Aberdeen Asset Management PLC	35,877
3,961	Admiral Group PLC	94,065
3,129	Aggreko PLC	79,501
2,478	ARM Holdings PLC	38,078
6,584	Ashmore Group PLC	35,210
3,150	Associated British Foods PLC	140,552
1,489	AstraZeneca PLC	94,421
1,169	Aveva Group PLC	41,306
1,927	Babcock International Group PLC	44,020
1,662	Bellway PLC	42,446
4,027	BG Group PLC	67,638
3,192	Bovis Homes Group PLC	43,174
2,514	British American Tobacco PLC	120,478
3,136	British Sky Broadcasting Group PLC	45,148
1,854	Bunzl PLC	42,292
2,557	Capita PLC	41,330
16,187	Carillion PLC	90,715
2,786	Compass Group PLC	41,689
3,637	Dechra Pharmaceuticals PLC	41,930
2,728	Diageo PLC	80,722
1,801	Dignity PLC	44,250
3,695	Diploma PLC	42,204
5,065	Domino’s Pizza Group PLC	43,993
2,436	Experian PLC	41,636
2,220	Galliford Try PLC	42,796
3,857	Genus PLC	83,292
11,871	Greggs PLC	98,620
8,620	Halma PLC	84,787
1,743	IMI PLC	42,882
12,573	Intermediate Capital Group PLC	85,463
3,994	Interserve PLC	40,040
2,582	Intertek Group PLC	120,173
8,978	ITE Group PLC	40,310
7,345	J Sainsbury PLC	41,633
4,093	John Wood Group PLC	43,252
23,500	Lifestyle International Holdings Ltd.	42,129
29,940	Man Group PLC	40,200
5,012	Meggitt PLC	42,462
16,783	Mitie Group PLC	87,987
9,978	N Brown Group PLC	88,633
857	Next PLC	88,027
4,015	Pennon Group PLC	45,397
2,097	Persimmon PLC	45,250
1,693	Reckitt Benckiser Group PLC	126,959
16,094	Redrow PLC	85,961
975	Rightmove PLC	40,572
1,905	Rotork PLC	77,080
1,756	SABMiller PLC	79,074
6,652	Sage Group PLC (The)	44,636
15,693	Serco Group PLC	112,731
3,044	Smith & Nephew PLC	43,823
1,789	Spirax-Sarco Engineering PLC	85,852
1,964	SSE PLC	42,186
4,030	Standard Chartered PLC	82,126
1,149	Ted Baker PLC	40,429
24,163	Tesco PLC	127,213
1,415	Travis Perkins PLC	40,440
1,451	Victrex PLC	42,494

Schedule of Investments

1,285	Weir Group PLC (The)	$44,222
2,628	WH Smith PLC	45,047
20,804	William Morrison Supermarkets PLC	82,023
3,932	WPP PLC	82,520

		3,961,396

	United States - 0.8%
1,320	Halla Visteon Climate Control Corp.(a)	48,466
3,069	Imperial Oil Ltd.	125,381

		173,847

	Total Investments (Cost $18,583,971)(b)-100.0%	20,989,563
	Other assets less liabilities-(0.0)%	(8,334)

	Net Assets-100.0%	$20,981,229

Investment Abbreviations:

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,598,850. The net unrealized appreciation was $2,390,713 which consisted of aggregate gross unrealized appreciation of $3,306,820 and aggregate gross unrealized depreciation of $916,107.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2014

(Unaudited)

Principal Amount		Value

	Long-Term Investments - 94.8%

	United States Government Obligations - 94.8%

	United States Treasury Notes - 16.9%
$4,788,000	4.000%, 02/15/15	$4,977,835
4,586,000	4.500%, 02/15/16	4,972,944
4,446,000	4.625%, 02/15/17	4,964,412
4,554,000	3.500%, 02/15/18	4,974,535
5,070,000	2.000%, 02/15/22	4,923,842

		24,813,568

	United States Treasury Bonds - 77.9%
3,539,000	8.875%, 02/15/19	4,815,528
3,475,000	8.500%, 02/15/20	4,815,860
3,480,000	7.875%, 02/15/21	4,806,886
3,484,000	7.125%, 02/15/23	4,801,116
3,667,000	6.250%, 08/15/23	4,819,813
3,264,000	7.625%, 02/15/25	4,785,331
3,650,000	6.000%, 02/15/26	4,800,319
3,438,000	6.625%, 02/15/27	4,791,981
3,525,000	6.125%, 11/15/27	4,741,950
3,837,000	5.250%, 02/15/29	4,792,954
3,414,000	6.250%, 05/15/30	4,731,592
11,225,000	5.375%, 02/15/31	14,319,766
12,243,000	4.500%, 02/15/36	14,263,095
3,935,000	4.750%, 02/15/37	4,745,055
4,151,000	4.375%, 02/15/38	4,745,436
4,771,000	3.500%, 02/15/39	4,740,065
3,987,000	4.625%, 02/15/40	4,738,302
3,910,000	4.750%, 02/15/41	4,740,265
5,178,000	3.125%, 02/15/42	4,735,845
5,193,000	3.125%, 02/15/43	4,721,169

		114,452,328

	Total Long-Term Investments (Cost $139,148,828)	139,265,896

	Short-Term Investments - 3.6%

	United States Government Obligations - 3.4%

	United States Treasury Notes -3.4%
4,952,000	4.000%, 02/15/14 (Cost $4,958,108)	4,958,383

Number of Shares	Money Market Fund - 0.2%
357,731	Invesco Premier Portfolio – Institutional Class(a) (Cost $357,731)	357,731

	Total Short-Term Investments (Cost $5,315,839)	5,316,114

	Total Investments (Cost $144,464,667)(b)-98.4%	144,582,010
	Other assets less liabilities-1.6%	2,375,714

	Net Assets - 100.0%	$146,957,724

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $144,668,869. The net unrealized depreciation was $86,859 which consisted of aggregate gross unrealized appreciation of $1,310,748 and aggregate gross unrealized depreciation of $1,397,607.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.2%
	Ad Valorem Property Tax — 30.3%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,238,410
2,350,000	Baltimore County Maryland Ser. 10	3.110	11/01/18	2,502,421
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,105,730
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,587,225
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,228,810
3,135,000	California State Ser. 09	7.350	11/01/39	4,208,581
4,500,000	California State Ser. 10	7.625	03/01/40	6,267,960
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,077,751
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,114,500
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,919,560
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,209,060
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,884,636
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,733,250
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,959,503
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,319,044
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,686,192
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,602,625
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,249,240
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,699,140
200,000	Delaware State Ser. 09D	5.200	10/01/26	218,264
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	561,625
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,005,060
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,005,140
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,078,410
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	653,805
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,072,670
4,980,000	Hawaii State Ser. 10DX	5.230	02/01/25	5,701,602
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,149,950
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,211,100
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,087,350
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,310,259
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,380,350
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	15,926,522
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,717,550
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	206,874
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	331,462
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,393,975
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,222,240
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,090,590
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,117,100
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	568,040
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,625,260
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	583,585
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	234,412
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	226,386
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	549,675
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,600,527
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,062,250
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,631,530
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,186,460
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,338,136
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,431,461
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,097,140
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	702,614
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,037,090

Schedule of Investments

$1,000,000	NYE County Nevada Ser. 10B AGM	6.400%	08/01/40	$1,040,810
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,578,630
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,004,990
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	539,245
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,043,300
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,239,780
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,080,780
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,276,700
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,783,980
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,578,882
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,092,500
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,121,740
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,118,910
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,062,240
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,820,040
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,008,080
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	220,430
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,120,200
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,194,100
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,280,140
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,586,310
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,588,980
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	705,483

				183,996,352

	College Revenue — 8.4%
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,141,530
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,121,400
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,349,371
1,300,000	FAU Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,429,298
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	576,243
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,125,660
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,596,750
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,533,550
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,338,104
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,078,830
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,064,860
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,075,280
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,058,820
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,288,120
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	533,755
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	271,130
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,122,730
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	527,375
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,227,760
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,342,500
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	283,667
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	534,215
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	10,664,700
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	568,745
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,675,621
250,000	Wayne State University Ser. 09B	6.536	11/15/39	266,973

				50,796,987

	Electric Power Revenue — 10.0%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,603,059
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric- Remarketed) Ser. 10E	6.270	02/15/50	2,281,298
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,524,440
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	827,865
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,378,800

Schedule of Investments

$2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245%	09/01/30	$2,114,960
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,834,500
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,109,122
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	569,820
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,159,920
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,734,900
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	530,895
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	5,756,200
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,208,430
8,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	9,315,874
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,145,700
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	286,713
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,095,290
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,135,790
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,214,360
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,993,202
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	5,929,792

				60,750,930

	Fuel Sales Tax Revenue — 3.9%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,428,400
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,608,040
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,508,773
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,199,740
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,547,126
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,539,300

				23,831,379

	General Fund — 3.4%
4,500,000	California State Ser. 10	7.950	03/01/36	5,310,180
5,000,000	California State Ser. 10	7.600	11/01/40	7,037,700
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,867,450
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,247,480

				20,462,810

	Grant Revenue — 1.9%
12,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	11,820,652

	Highway Tolls Revenue — 6.3%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	689,956
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,198
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	279,772
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	284,948
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,634,700
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	18,491,907
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,257,160
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,245,720
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,231,700
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	2,861,529

				38,191,590

	Hospital Revenue — 1.7%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,139,290
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,153,440
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,831,950
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,052,730
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	983,050
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,593,300
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	584,965

				10,338,725

Schedule of Investments

	Hotel Occupancy Tax — 0.5%
$2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088%	01/01/42	$3,277,092

	Income Tax Revenue — 1.8%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,642,567
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	227,610
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,034,702
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,548,162
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,314,180

				10,767,221

	Lease Revenue — 7.2%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	333,600
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,110,490
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,181,980
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,002,360
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,339,500
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,387,630
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,066,660
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,211,100
265,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	273,223
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,135,970
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,229,120
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,716,390
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	520,210
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,055,740
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,075,040
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,070,500
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,169,900
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,037,350
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	559,495
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,097,290
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,470,100
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	580,565
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,283,230
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,023,400
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,309,480
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,391,457

				43,631,780

	Miscellaneous Revenue — 5.1%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	541,915
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	547,705
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,142,720
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,093,970
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,002,565
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	558,910
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,230,620
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,666,190
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,221,820
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	5,898,294
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,117,100
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,094,040

				31,115,849

	Port, Airport & Marina Revenue — 2.8%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,439,745
7,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	8,075,970
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	264,845

Schedule of Investments

$5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365%	01/01/40	$5,404,150

				17,184,710

	Resource Recovery Revenue — 0.7%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,167,689

	Sales Tax Revenue — 1.5%
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	214,630
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	286,565
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,621,175
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,068,170
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,176,249
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,609,900

				8,976,689

	Sewer Revenue — 2.7%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,195,300
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	559,175
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,165,280
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,214,899
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,282,511
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,342,166
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	553,260
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	220,828
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,094,590
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,324,800
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	210,290
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,304,200

				16,467,299

	Special Assessment — 0.3%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,528,095

	Tax Increment Revenue — 0.4%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	549,830
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,054,210
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,047,980

				2,652,020

	Transit Revenue — 3.8%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,339,692
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,944,600
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,265,390
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,758,160
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,224,968
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	9,264,328

				22,797,138

	Water Revenue — 5.5%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,605,315
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	217,192
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,038,620
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,454,325
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,238,620
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	131,800
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	567,630
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,131,190
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,089,110
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,069,240
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,361,140
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,190,838

Schedule of Investments

$1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452%	06/15/41	$1,102,800
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,154,630
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	561,330
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	578,155
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	550,405
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,442,200
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	584,145
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,175,560
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,241,540
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,642,770
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,078,470
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,374,450
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,328,012
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	576,095

				33,485,582

	Total Municipal Bonds (Cost $562,463,047)			596,240,589

Number of Shares
	Money Market Fund—0.2%
1,434,726	Invesco Premier Portfolio – Institutional Class(a) (Cost $1,434,726)			1,434,726

	Total Investments (Cost $563,897,773)(b)— 98.4%			597,675,315
	Other assets less liabilities—1.6%			9,759,540

	Net Assets—100.0%			$607,434,855

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $33,777,542 which consisted of aggregate gross unrealized appreciation of $41,935,815 and aggregate gross unrealized depreciation of $8,158,273.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.9%
	Bonds - 49.4%
1,700,726	Aberdeen Asia-Pacific Income Fund, Inc. (United Kingdom)	$9,813,189
1,881,948	AllianceBernstein Income Fund, Inc. (France)	13,945,235
100,540	Apollo Tactical Income Fund, Inc.	1,775,536
86,165	Ares Dynamic Credit Allocation Fund, Inc.	1,581,128
115,421	Babson Capital Global Short Duration High Yield Fund	2,697,389
350,173	BlackRock Build America Bond Trust	6,835,377
168,573	BlackRock Core Bond Trust	2,199,878
780,081	BlackRock Credit Allocation Income Trust	10,086,447
49,983	BlackRock Enhanced Government Fund, Inc.	699,762
244,350	BlackRock Income Opportunity Trust, Inc.	2,497,257
411,044	BlackRock Income Trust, Inc.	2,680,007
179,977	BlackRock Limited Duration Income Trust	3,115,402
226,390	BlackRock Multi-Sector Income Trust	3,921,075
223,992	Blackstone/GSO Strategic Credit Fund	4,038,576
134,104	Brookfield Mortgage Opportunity Income Fund, Inc. (Canada)	2,247,583
87,675	Brookfield Total Return Fund, Inc. (Canada)	2,084,911
185,488	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	4,286,628
74,517	Cohen & Steers Select Preferred and Income Fund, Inc.	1,798,840
567,998	DoubleLine Income Solutions Fund	11,825,718
54,407	DoubleLine Opportunistic Credit Fund	1,266,595
138,295	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,457,629
733,957	Eaton Vance Limited Duration Income Fund	11,134,128
117,820	Eaton Vance Short Duration Diversified Income Fund	1,805,002
53,687	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	780,072
64,584	Federated Enhanced Treasury Income Fund	848,634
108,306	First Trust Aberdeen Global Opportunity Income Fund	1,503,287
366,034	First Trust Intermediate Duration Preferred & Income Fund	7,712,336
115,887	Flaherty & Crumrine Dynamic Preferred And Income Fund, Inc.	2,422,038
187,353	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	3,357,366
48,740	Flaherty & Crumrine Total Return Fund, Inc.	912,900
167,040	Franklin Templeton Limited Duration Income Trust	2,171,520
109,053	Guggenheim Build America Bonds Managed Duration Trust	2,235,587
79,037	Invesco Bond Fund(a)	1,417,924
683,964	Invesco Senior Income Trust(a)	3,474,537
57,998	John Hancock Income Securities Trust (Canada)	836,331
37,892	John Hancock Investors Trust (Canada)	735,863
111,084	John Hancock Preferred Income Fund (Canada)	2,061,719
90,111	John Hancock Preferred Income Fund II (Canada)	1,670,658
152,512	John Hancock Preferred Income Fund III (Canada)	2,495,096
348,636	John Hancock Premium Dividend Fund (Canada)	4,204,550

150,901	Legg Mason BW Global Income Opportunities Fund, Inc.	$2,390,272
384,547	MFS Charter Income Trust (Canada)	3,449,387
200,797	MFS Government Markets Income Trust (Canada)	1,152,575
734,086	MFS Intermediate Income Trust (Canada)	3,883,315
549,926	MFS Multimarket Income Trust (Canada)	3,508,528
49,560	Nuveen Build America Bond Opportunity Fund	996,156
167,936	Nuveen Build American Bond Term Fund	3,205,898
686,103	Nuveen Credit Strategies Income Fund	6,517,979
369,461	Nuveen Diversified Currency Opportunities Fund	3,624,412
243,390	Nuveen Floating Rate Income Fund	2,935,283
100,953	Nuveen Mortgage Opportunity Term Fund	2,392,586
30,584	Nuveen Mortgage Opportunity Term Fund 2	720,865
142,422	Nuveen Preferred & Income Term Fund	3,211,616
668,174	Nuveen Preferred Income Opportunities Fund	6,006,884
452,356	Nuveen Quality Preferred Income Fund	3,523,853
843,084	Nuveen Quality Preferred Income Fund II	7,073,475
167,172	Nuveen Quality Preferred Income Fund III	1,340,719
131,955	PIMCO Corporate & Income Strategy Fund (Germany)	2,194,412
220,971	PIMCO Dynamic Income Fund (Germany)	6,682,163
92,590	PIMCO Income Strategy Fund (Germany)	1,067,563
216,446	PIMCO Income Strategy Fund II (Germany)	2,212,078
137,301	PIMCO Strategic Global Government Fund, Inc. (Germany)	1,389,486
107,309	Pioneer Floating Rate Trust (Italy)	1,378,921
165,634	Prudential Short Duration High Yield Fund, Inc.	2,940,004
417,333	Putnam Master Intermediate Income Trust (Canada)	2,103,358
893,317	Putnam Premier Income Trust (Canada)	4,814,979
131,560	Strategic Global Income Fund, Inc. (Switzerland)	1,172,200
652,262	Templeton Global Income Fund	4,957,191
79,502	Virtus Global Multi-Sector Income Fund	1,323,708
106,828	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,936,792
53,215	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,053,125
51,133	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,176,059
42,825	Western Asset Premier Bond Fund	629,956
40,999	Western Asset Variable Rate Strategic Fund, Inc.	703,953
485,279	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,604,972
208,328	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,391,605

		244,300,038

	Bonds/High Yield - 21.3%
361,760	AllianceBernstein Global High Income Fund, Inc. (France)	5,332,342
779,572	BlackRock Corporate High Yield Fund VI, Inc.	9,354,864
679,349	BlackRock Debt Strategies Fund, Inc.	2,730,983
183,849	BlackRock Floating Rate Income Strategies Fund, Inc.	2,695,226
261,468	Credit Suisse Asset Management Income Fund, Inc. (Switzerland)	928,211
355,624	Credit Suisse High Yield Bond Fund (Switzerland)	1,091,766
263,582	Dreyfus High Yield Strategies Fund	1,088,594
164,629	Eaton Vance Floating-Rate Income Trust	2,543,518
161,596	Eaton Vance Senior Floating-Rate Trust	2,435,252
234,494	First Trust High Income Long/Short Fund	4,113,025
113,845	First Trust Senior Floating Rate Income Fund II	1,633,676
154,039	Global High Income Fund, Inc. (Switzerland)	1,460,290

Schedule of Investments

556,477	ING Prime Rate Trust (Netherlands)	$3,294,344
102,123	Ivy High Income Opportunities Fund	1,821,874
93,450	KKR Income Opportunities Fund	1,673,689
386,429	Managed High Yield Plus Fund, Inc. (Switzerland)	799,908
170,681	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,592,454
121,810	Neuberger Berman High Yield Strategies Fund, Inc.	1,629,818
147,451	New America High Income Fund, Inc. (The)	1,412,581
169,430	Nuveen Floating Rate Income Opportunity Fund	2,050,103
193,410	Nuveen Senior Income Fund	1,384,816
215,440	PIMCO Corporate & Income Opportunity Fund (Germany)	3,908,082
751,225	PIMCO Dynamic Credit Income Fund (Germany)	16,767,342
29,035	Pioneer Diversified High Income Trust (Italy)	589,701
255,758	Prudential Global Short Duration High Yield Fund, Inc.	4,473,207
209,133	Templeton Emerging Markets Income Fund	2,754,282
354,919	Wells Fargo Advantage Income Opportunities Fund	3,251,058
300,600	Wells Fargo Advantage Multi-Sector Income Fund	4,253,490
196,047	Western Asset Emerging Markets Debt Fund, Inc.	3,244,578
203,481	Western Asset Emerging Markets Income Fund, Inc.	2,335,962
157,459	Western Asset Global High Income Fund, Inc.	1,903,679
319,752	Western Asset High Income Fund II, Inc.	2,954,508
415,535	Western Asset High Income Opportunity Fund, Inc.	2,464,122
142,116	Western Asset High Yield Defined Opportunity Fund, Inc.	2,506,926
296,670	Western Asset Managed High Income Fund, Inc.	1,693,986
93,821	Western Asset Worldwide Income Fund, Inc.	1,098,644

		105,266,901

	Domestic Equity - 2.6%
140,273	Cohen & Steers Global Income Builder, Inc.	1,527,573
903,803	DNP Select Income Fund, Inc.	8,631,319
94,841	GAMCO Natural Resources Gold & Income Trust	954,100
99,634	John Hancock Hedged Equity & Income Fund (Canada)	1,708,723

		12,821,715

	Option Income - 26.6%
394,476	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (Germany)	7,045,341
208,294	BlackRock Energy and Resources Trust	4,803,260
311,463	BlackRock Enhanced Capital and Income Fund, Inc.	4,167,375
1,282,193	BlackRock Enhanced Equity Dividend Trust	9,860,064
492,630	BlackRock Global Opportunities Equity Trust	7,088,946
32,000	BlackRock Health Sciences Trust	1,116,800
774,694	BlackRock International Growth and Income Trust	6,096,842
407,247	BlackRock Real Asset Equity Trust	3,433,092
78,806	Columbia Seligman Premium Technology Growth Fund, Inc.	1,190,759
137,378	Dow 30 Enhanced Premium & Income Fund, Inc.	1,769,429
52,082	Dow 30 Premium & Dividend Income Fund, Inc.	784,876
248,764	Eaton Vance Enhanced Equity Income Fund	3,176,716
296,682	Eaton Vance Enhanced Equity Income Fund II	3,758,961

450,338	Eaton Vance Risk-Managed Diversified Equity Income Fund	$5,079,813
123,149	Eaton Vance Tax-Managed Buy-Write Income Fund	1,855,855
311,853	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,300,453
957,343	Eaton Vance Tax-Managed Diversified Equity Income Fund	10,329,731
658,109	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,660,389
1,895,113	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	18,591,058
141,270	First Trust Enhanced Equity Income Fund	1,822,383
82,054	Guggenheim Enhanced Equity Income Fund	699,100
63,114	ING Asia Pacific High Dividend Equity Income Fund (Netherlands)	745,376
116,895	ING Global Advantage and Premium Opportunity Fund (Netherlands)	1,333,772
623,361	ING Global Equity Dividend & Premium Opportunity Fund (Netherlands)	5,473,110
126,194	ING Infrastructure Industrials and Materials Fund (Netherlands)	2,050,652
165,283	ING Risk Managed Natural Resources Fund (Netherlands)	1,603,245
136,889	Madison Covered Call & Equity Strategy Fund	1,110,170
80,270	NASDAQ Premium Income & Growth Fund, Inc.	1,393,487
178,886	Nuveen Equity Premium Advantage Fund	2,234,286
101,645	Nuveen Equity Premium and Growth Fund	1,414,898
241,793	Nuveen Equity Premium Income Fund	2,961,964
410,116	Nuveen Equity Premium Opportunity Fund	5,048,528
137,671	Nuveen Global Value Opportunities Fund	1,725,018

		131,725,749

	Total Closed-End Funds (Cost $494,421,153)	494,114,403

	Money Market Fund - 0.7%
3,360,066	Invesco Premier Portfolio – Institutional Class(b) (Cost $3,360,066)	3,360,066

	Total Investments (Cost $497,781,219)(c)-100.6%	497,474,469
	Other assets less liabilities-(0.6)%	(2,945,360)

	Net Assets-100.0%	$494,529,109

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, the investments in Invesco Bond Fund and Invesco Senior Income Trust for the three months ended January 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation/ (Depre- ciation)	Real- ized Gain/ (Loss)	Value January 31, 2014	Divid- end Income
Invesco Bond Fund	$1,406,164	$101,506	$(100,056)	$8,763	$1,547	$1,417,924	$22,582
Invesco Senior Income Trust	3,421,181	268,823	(45,030)	(167,581)	(2,856)	3,474,537	58,217

Total Investments in Affiliates	$4,827,345	$370,329	$(145,086)	$(158,818)	$(1,309)	$4,892,461	$80,799

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $503,796,668. The net unrealized depreciation was $6,322,199 which consisted of aggregate gross unrealized appreciation of $20,619,691 and aggregate gross unrealized depreciation of $26,941,890.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 81.1%
		Australia— 0.4%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	2.900%	08/14/15	$834,512

		Brazil— 1.9%
CNH	24,000,000	Banco BTG Pactual SA, Series G, MTN	4.100	03/26/16	3,926,216

		British Virgin Islands— 1.8%
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	821,057
CNH	10,000,000	Russian Standard Bank Via Russian Standard Finance SA	8.000	02/14/15	1,683,390
CNH	7,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	1,159,227

					3,663,674

		China— 46.1%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	848,567
CNH	15,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	2,485,478
CNH	5,000,000	Agricultural Development Bank of China	2.980	06/22/14	828,873
CNH	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	497,825
CNH	10,000,000	Agricultural Development Bank of China	3.080	01/16/16	1,656,520
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	828,585
CNH	4,000,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	673,551
CNH	4,000,000	Bank of China Ltd.	3.100	07/23/15	663,066
CNH	8,000,000	Beijing Enterprises Water Group Ltd.	3.750	06/30/14	1,326,630
CNH	20,000,000	Bestgain Real Estate Lyra Ltd., Series E, MTN	4.500	12/04/18	3,301,079
CNH	25,000,000	Big Will Investments Ltd.	7.000	04/29/14	4,167,161
CNH	16,000,000	Bitronic Ltd.	4.000	12/12/15	2,661,223
CNH	15,000,000	BOC Aviation Pte Ltd., Series E, MTN	4.500	11/20/18	2,510,495
CNH	7,000,000	BYD HK Co. Ltd.	4.500	04/28/14	1,158,852
CNH	13,000,000	CCBL Funding PLC	3.200	11/29/15	2,153,950
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,599,631
CNH	20,000,000	China Datang Corp., Series E, MTN	3.600	04/25/16	3,297,551
CNH	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	333,912
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	165,752
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	957,067
CNH	20,000,000	China Development Bank Corp., Series E, MTN	3.600	11/13/18	3,305,541
CNH	18,500,000	China Electronics Corp Holdings Co Ltd., MTN	4.700	01/16/17	3,037,228
CNH	23,000,000	China General Nuclear Power Holding Corp.	3.750	11/01/15	3,841,281
CNH	26,700,000	China Minmetals Corp.	3.650	03/28/16	4,415,717
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	1,000,320
CNH	11,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	1,839,846
CNH	4,840,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	803,485
CNH	15,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	2,478,167
CNH	1,000,000	Export-Import Bank of China (The)	2.700	04/07/14	165,679
CNH	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,160,066
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	991,905
CNH	10,000,000	Export-Import Bank of China (The)	3.000	01/21/16	1,655,723
CNH	10,000,000	Export-Import Bank of China (The)	3.250	01/21/17	1,660,273
CNH	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	165,727
CNH	2,000,000	Future Land Development Holdings Ltd.	9.750	04/23/16	331,437
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	836,495
CNH	12,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	2,100,241
CNH	10,000,000	Greentown China Holdings Ltd.	5.625	05/13/16	1,660,319
CNH	16,600,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	2,773,539
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,147,547
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	174,084
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	991,886
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., Series E, MTN	3.200	11/28/15	1,657,923
CNH	7,100,000	Intime Retail Group Co. Ltd.	4.650	07/21/14	1,177,672
CNH	10,000,000	Kaisa Group Holdings Ltd.	6.875	04/22/16	1,651,613
CNH	10,000,000	Kunzhi Ltd	5.875	01/15/17	1,669,671
CNH	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	164,877
CNH	19,100,000	Rainbow Days Ltd.	3.000	06/30/16	3,101,907
CNH	9,000,000	Right Century Ltd.	1.850	06/03/14	1,485,611
CNH	11,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	1,830,625

Schedule of Investments

CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150%	03/01/17	$923,819
CNH	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,496,449
CNH	10,000,000	Starway Assets Enterprises Inc	4.100	01/22/17	1,657,511
CNH	5,000,000	Value Success International Ltd.	2.075	06/09/14	825,486
CNH	10,000,000	Value Success International Ltd.	4.000	11/21/16	1,658,286
CNH	20,000,000	Value Success International Ltd.	4.750	11/04/18	3,325,567
CNH	10,000,000	Victor Soar Ltd.	5.750	11/10/14	1,672,503

					94,951,794

		France— 4.6%
CNH	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,827,632
CNH	4,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	691,297
CNH	17,000,000	Renault SA, Series E, MTN	5.625	10/10/14	2,855,702
CNH	24,000,000	Total Capital SA, Series E, MTN	3.750	09/24/18	4,058,275

					9,432,906

		Germany— 1.4%
CNH	2,000,000	KFW	2.000	05/21/14	331,523
CNH	10,000,000	Volkswagen International Finance NV	3.500	01/23/19	1,658,002
CNH	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	163,492
CNH	5,000,000	Volkswagen International Finance NV, Series E, MTN	3.750	11/30/17	845,393

					2,998,410

		Hong Kong— 7.0%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	813,485
CNH	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	500,804
CNH	17,000,000	Far East Consortium International Ltd.	5.875	03/04/16	2,814,849
CNH	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	330,836
CNH	10,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	1,598,089
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	704,318
CNH	6,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	975,326
CNH	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,747,849
CNH	15,500,000	New World China Land Ltd.	5.500	02/06/18	2,629,990
CNH	5,000,000	Noble Group Ltd., Series E, MTN	4.000	01/30/16	833,938
CNH	5,000,000	RKI Finance 2013 Ltd., Series E, MTN	6.000	12/03/16	830,816
CNH	3,140,000	Silvery Castle Ltd.	2.750	07/14/14	517,806
CNH	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	165,419

					14,463,525

		India— 0.6%
CNH	7,000,000	ICICI Bank Ltd.	4.900	09/21/15	1,179,132

		Malaysia— 0.7%
CNH	9,000,000	Axiata Spv2 BHD, Series E, MTN	3.750	09/18/14	1,496,790

		Mexico— 1.6%
CNH	20,000,000	America Movil SAB de CV	3.500	02/08/15	3,333,432

		Netherlands— 0.2%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	335,915

		New Zealand— 1.6%
CNH	20,000,000	Fonterra Cooperative Group Ltd	3.600	01/29/19	3,301,122

		Russia— 3.7%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	4.250	01/30/17	1,718,277
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600	02/04/16	2,477,819
CNH	20,000,000	VTB Bank OJSC Via VTB Capital SA	4.500	10/30/15	3,371,830

					7,567,926

		Singapore— 1.5%
CNH	10,500,000	Global Logistic Properties Ltd.	3.375	05/11/16	1,737,828
CNH	8,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	1,311,141

					3,048,969

		South Korea— 0.4%
CNH	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	333,356
CNH	3,000,000	Korea Development Bank (The)	3.300	06/21/15	500,917

					834,273

		Supranational— 0.8%
CNH	10,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	1,591,613

		Sweden— 0.6%
CNH	7,000,000	Volvo Treasury AB, Series E, MTN	3.800	11/22/15	1,167,976

Schedule of Investments

		United Arab Emirates— 1.1%
CNH	13,700,000	Emirates NBD PJSC, Series E, MTN	4.875%	03/12/15	$2,312,603

		United Kingdom— 2.9%
CNH	16,000,000	BP Capital Markets PLC, Series E, MTN	3.950	10/08/18	2,717,585
CNH	5,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	834,691
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,471,807

					6,024,083

		United States— 2.2%
CNH	5,500,000	Caterpillar Financial Services Corp., MTN	3.250	06/26/15	919,008
CNH	12,000,000	Caterpillar Financial Services Corp., MTN	3.350	11/26/14	2,001,333
CNH	9,000,000	Ford Motor Co.	4.875	03/26/15	1,524,253

					4,444,594

		Total Corporate Bonds (Cost $164,902,387)			166,909,465

		Sovereign Debt Obligations — 15.6%
		Canada— 0.7%
CNH	9,000,000	Province of British Columbia	2.250	11/13/14	1,492,910

		China— 14.9%
CNH	1,000,000	China Government Bond	0.600	08/18/14	164,387
CNH	6,000,000	China Government Bond	1.800	12/01/15	987,450
CNH	20,000,000	China Government Bond	2.870	06/27/16	3,332,630
CNH	23,500,000	China Government Bond	1.400	08/18/16	3,797,361
CNH	5,000,000	China Government Bond	2.600	11/22/16	831,187
CNH	33,000,000	China Government Bond	2.560	06/29/17	5,452,449
CNH	5,000,000	China Government Bond	1.940	08/18/18	790,324
CNH	10,000,000	China Government Bond	3.090	11/22/18	1,661,326
CNH	20,000,000	China Government Bond	3.090	06/29/20	3,238,222
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,487,243
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,527,969
CNH	19,000,000	China Government Bond	3.100	06/29/22	3,004,756
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,412,892
CNH	12,500,000	China Government Bond	3.480	06/29/27	1,929,602

					30,617,798

		Total Sovereign Debt Obligations (Cost $32,292,639)			32,110,708

	Number of Shares
		Money Market Fund—5.4%
	11,102,874	Invesco Premier Portfolio – Institutional Class(b) (Cost $11,102,874)			11,102,874

		Total Investments (Cost $208,297,900)(c)— 102.1%			210,123,047
		Other assets less liabilities—(2.1)%			(4,204,256)

		Net Assets—100.0%			$205,918,791

Investment Abbreviations:

MTN - Medium-Term Notes

CNH - Chinese Yuan

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,825,147 which consisted of aggregate gross unrealized appreciation of $2,419,995 and aggregate gross unrealized depreciation of $594,848.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.0%
	Brazil— 4.0%
$19,867,000	Brazilian Government International Bond	8.250%	01/20/34	$24,933,085
21,313,000	Brazilian Government International Bond	7.125	01/20/37	23,977,125
25,010,000	Brazilian Government International Bond	5.625	01/07/41	23,884,550

				72,794,760

	Colombia— 4.1%
20,088,000	Colombia Government International Bond	8.125	05/21/24	25,511,760
20,779,000	Colombia Government International Bond	7.375	09/18/37	25,142,590
23,310,000	Colombia Government International Bond	6.125	01/18/41	24,475,500

				75,129,850

	Croatia— 4.7%
26,266,000	Croatia Government International Bond	6.750	11/05/19	28,137,453
26,802,000	Croatia Government International Bond	6.625	07/14/20	28,410,120
26,891,000	Croatia Government International Bond	6.375	03/24/21	27,966,640

				84,514,213

	El Salvador— 4.0%
23,577,000	El Salvador Government International Bond	8.250	04/10/32	24,343,252
25,641,000	El Salvador Government International Bond	7.650	06/15/35	24,487,155
25,291,000	El Salvador Government International Bond	7.625	02/01/41	23,773,540

				72,603,947

	Hungary— 4.7%
27,286,000	Hungary Government International Bond	6.250	01/29/20	29,332,450
27,395,000	Hungary Government International Bond	6.375	03/29/21	29,312,650
25,648,000	Hungary Government International Bond	7.625	03/29/41	27,315,120

				85,960,220

	Indonesia— 3.9%
19,601,000	Indonesia Government International Bond	8.500	10/12/35	23,521,200
24,523,000	Indonesia Government International Bond	6.625	02/17/37	24,523,000
21,061,000	Indonesia Government International Bond	7.750	01/17/38	23,535,668

				71,579,868

	Latvia— 4.8%
27,254,000	Republic of Latvia	5.250	02/22/17	29,706,860
30,979,000	Republic of Latvia	2.750	01/12/20	29,646,903
26,267,000	Republic of Latvia	5.250	06/16/21	28,499,695

				87,853,458

	Lithuania— 4.6%
23,740,000	Lithuania Government International Bond	7.375	02/11/20	28,452,390
24,579,000	Lithuania Government International Bond	6.125	03/09/21	27,830,802
24,091,000	Lithuania Government International Bond	6.625	02/01/22	28,066,015

				84,349,207

	Mexico— 4.3%
24,109,000	Mexico Government International Bond, MTN	6.050	01/11/40	25,676,085
20,462,000	Mexico Government International Bond, Series A, MTN	7.500	04/08/33	25,782,120
22,247,000	Mexico Government International Bond, Series A, MTN	6.750	09/27/34	25,917,755

				77,375,960

	Panama— 4.3%
22,080,000	Panama Government International Bond	7.125	01/29/26	26,661,600
18,938,000	Panama Government International Bond	8.875	09/30/27	25,424,265
22,777,000	Panama Government International Bond	6.700	01/26/36	25,567,182

				77,653,047

	Peru— 4.2%
20,851,000	Peruvian Government International Bond	7.350	07/21/25	26,063,750

Schedule of Investments

$17,670,000	Peruvian Government International Bond	8.750%	11/21/33	$24,914,700
24,677,000	Peruvian Government International Bond	5.625	11/18/50	24,615,307

				75,593,757

	Philippines— 4.5%
17,868,000	Philippine Government International Bond	9.500	02/02/30	26,869,005
21,142,000	Philippine Government International Bond	7.750	01/14/31	27,986,722
22,494,000	Philippine Government International Bond	6.375	10/23/34	26,824,095

				81,679,822

	Poland— 4.6%
25,690,000	Poland Government International Bond	5.125	04/21/21	28,014,945
25,361,000	Poland Government International Bond	5.000	03/23/22	27,199,673
29,911,000	Poland Government International Bond	3.000	03/17/23	27,443,342

				82,657,960

	Qatar— 4.4%
17,461,000	Qatar Government International Bond	9.750	06/15/30	26,758,982
22,431,000	Qatar Government International Bond	6.400	01/20/40	25,907,805
25,395,000	Qatar Government International Bond	5.750	01/20/42	27,172,650

				79,839,437

	Romania— 4.6%
37,761,000	Romanian Government International Bond, MTN	6.750	02/07/22	42,764,332
43,590,000	Romanian Government International Bond, MTN	4.375	08/22/23	41,573,963

				84,338,295

	Russia— 4.3%
26,000,000	Russian Foreign Bond - Eurobond	4.875	09/16/23	26,130,000
24,600,000	Russian Foreign Bond - Eurobond	5.625	04/04/42	23,960,400
27,600,000	Russian Foreign Bond - Eurobond	5.875	09/16/43	27,358,500

				77,448,900

	South Africa— 4.3%
26,172,000	South Africa Government International Bond	5.500	03/09/20	27,742,320
25,370,000	South Africa Government International Bond	5.875	05/30/22	26,892,200
23,587,000	South Africa Government International Bond	6.250	03/08/41	24,176,675

				78,811,195

	South Korea— 3.7%
22,126,000	Republic of Korea	5.125	12/07/16	24,532,468
34,334,000	Republic of Korea	7.125	04/16/19	42,231,404

				66,763,872

	Sri Lanka— 4.6%
27,287,000	Sri Lanka Government International Bond	6.250	10/04/20	27,559,870
28,767,000	Sri Lanka Government International Bond	6.250	07/27/21	28,767,000
28,305,000	Sri Lanka Government International Bond	5.875	07/25/22	27,172,800

				83,499,670

	Turkey— 3.9%
21,605,000	Turkey Government International Bond	8.000	02/14/34	24,575,687
22,825,000	Turkey Government International Bond	6.875	03/17/36	23,065,804
21,801,000	Turkey Government International Bond	7.250	03/05/38	22,971,714

				70,613,205

	Ukraine— 4.0%
25,256,000	Ukraine Government International Bond	9.250	07/24/17	23,740,640
28,676,000	Ukraine Government International Bond	6.750	11/14/17	24,912,275
27,214,000	Ukraine Government International Bond	7.750	09/23/20	23,676,180

				72,329,095

	Uruguay— 4.1%
20,755,000	Uruguay Government International Bond	8.000	11/18/22	25,736,200
20,237,000	Uruguay Government International Bond	7.875	01/15/33	25,119,176
20,021,000	Uruguay Government International Bond	7.625	03/21/36	24,450,647

				75,306,023

	Venezuela— 3.4%
25,285,000	Venezuela Government International Bond	13.625	08/15/18	23,894,325
29,309,000	Venezuela Government International Bond	9.000	05/07/23	18,904,305

Schedule of Investments

$25,692,000	Venezuela Government International Bond	11.750%	10/21/26	$19,333,230

				62,131,860

	Total Sovereign Debt Obligations (Cost $1,982,951,163)			1,780,827,621

Number of Shares
	Money Market Fund—0.9%
15,961,011	Invesco Premier Portfolio – Institutional Class(a) (Cost $15,961,011)			15,961,011

	Total Investments (Cost $1,998,912,174)(b)— 98.9%			1,796,788,632
	Other assets less liabilities—1.1%			20,231,739

	Net Assets—100.0%			$1,817,020,371

Investment Abbreviations:

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,999,060,215. The net unrealized depreciation was $202,271,583 which consisted of aggregate gross unrealized appreciation of $1,697,838 and aggregate gross unrealized depreciation of $203,969,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

January 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 97.1%
		Brazil— 8.5%
BRL	500,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$192,802
BRL	450,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	155,110

					347,912

		Chile— 4.7%
CLP	20,000,000	Chile Government International Bond	6.000	01/01/18	37,791
CLP	80,000,000	Chile Government International Bond	6.000	01/01/20	153,990

					191,781

		China— 4.0%
CNH	1,000,000	China Government Bond	2.560	06/29/17	165,226

		Colombia— 4.3%
COP	150,000,000	Colombian TES, Series B	7.250	06/15/16	77,073
COP	200,000,000	Colombian TES, Series B	7.000	05/04/22	98,341

					175,414

		Czech Republic— 4.8%
CZK	1,500,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	81,203
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	116,441

					197,644

		Hungary— 3.9%
HUF	35,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	160,950

		Indonesia— 6.3%
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	91,728
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	72,724
IDR	1,300,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	95,616

					260,068

		Israel— 4.7%
ILS	400,000	Israel Government Bond, Series 0122	5.500	01/31/22	131,610
ILS	200,000	Israel Government Bond, Series 0816	4.250	08/31/16	61,126

					192,736

		Malaysia— 4.7%
MYR	150,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	44,578
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	147,768

					192,346

		Mexico— 8.1%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	151,294
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	183,285

					334,579

		Peru— 3.9%
PEN	200,000	Peru Government Bond	7.840	08/12/20	79,078
PEN	250,000	Peru Government Bond	6.900	08/12/37	82,049

					161,127

		Philippines— 4.7%
PHP	4,000,000	Philippine Government Bond, Series 2017	8.000	07/19/31	120,947
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	71,379

					192,326

		Poland— 4.9%
PLN	300,000	Poland Government Bond, Series 0922	5.750	09/23/22	102,222
PLN	300,000	Poland Government Bond, Series 1016	4.750	10/25/16	98,463

					200,685

		Russia— 10.9%
RUB	9,000,000	Russian Federal Bond - OFZ, Series 5080	7.400	04/19/17	256,475
RUB	7,000,000	Russian Federal Bond - OFZ, Series 6209	7.600	07/20/22	191,647

					448,122

		South Africa— 4.0%
ZAR	1,200,000	South Africa Government Bond, Series R186	10.500	12/21/26	120,129
ZAR	500,000	South Africa Government Bond, Series R203	8.250	09/15/17	45,100

					165,229

Schedule of Investments

		South Korea— 7.1%
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250%	06/10/21	$294,217

		Thailand— 4.3%
THB	3,000,000	Thailand Government Bond	3.250	06/16/17	91,976
THB	3,000,000	Thailand Government Bond	3.580	12/17/27	85,561

					177,537

		Turkey— 3.3%
TRY	300,000	Turkey Government Bond	10.500	01/15/20	134,747

		Total Investments (Cost $4,858,192)(b)— 97.1%			3,992,646
		Other assets less liabilities—2.9%			119,615

		Net Assets—100.0%			$4,112,261

Investment Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - New Israeli Sheqel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

ZAR - South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $865,546 which consisted of aggregate gross unrealized appreciation of $5,282 and aggregate gross unrealized depreciation of $870,828.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.4%
	Advertising— 1.0%
$1,743,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,810,541
1,700,000	Interpublic Group of Cos., Inc. (The)	3.750	02/15/23	1,644,142
2,580,000	Lamar Media Corp.	5.875	02/01/22	2,696,100

				6,150,783

	Aerospace/Defense— 1.4%
2,700,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,922,750
2,400,000	B/E Aerospace, Inc.	5.250	04/01/22	2,430,000
1,200,000	GenCorp, Inc.	7.125	03/15/21	1,293,000
985,000	Triumph Group, Inc.	8.625	07/15/18	1,055,181
1,000,000	Triumph Group, Inc.	4.875	04/01/21	977,500

				8,678,431

	Apparel— 1.2%
2,500,000	Hanesbrands, Inc.	6.375	12/15/20	2,737,500
2,000,000	Jones Group, Inc.	6.875	03/15/19	2,055,000
1,500,000	William Carter Co. (The)(a)	5.250	08/15/21	1,526,250
1,410,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,517,512

				7,836,262

	Auto Manufacturers— 1.7%
5,000,000	General Motors Co.(a)	3.500	10/02/18	5,131,250
5,500,000	General Motors Co.(a)	4.875	10/02/23	5,596,250

				10,727,500

	Auto Parts & Equipment— 2.4%
1,500,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	1,597,500
3,100,000	Dana Holding Corp.	6.500	02/15/19	3,317,000
5,140,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,737,268
2,880,000	Tenneco, Inc.	6.875	12/15/20	3,160,800
1,000,000	Titan International, Inc.(a)	6.875	10/01/20	1,060,000

				14,872,568

	Banks— 2.4%
3,950,000	CIT Group, Inc.	5.000	05/15/17	4,226,500
6,101,000	Regions Bank	7.500	05/15/18	7,207,685
3,637,000	Synovus Financial Corp.	5.125	06/15/17	3,827,942

				15,262,127

	Beverages— 0.5%
1,400,000	Constellation Brands, Inc.	7.250	05/15/17	1,624,000
1,600,000	Constellation Brands, Inc.	4.250	05/01/23	1,516,000

				3,140,000

	Biotechnology— 0.3%
1,975,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	2,101,355

	Building Materials— 2.1%
1,353,000	Griffon Corp.	7.125	04/01/18	1,437,563
1,150,000	Headwaters, Inc.	7.625	04/01/19	1,247,750
1,955,000	Masco Corp.	6.125	10/03/16	2,170,050
1,800,000	Masco Corp.	7.125	03/15/20	2,056,500
3,000,000	Owens Corning	4.200	12/15/22	2,969,076
1,495,000	Vulcan Materials Co.	6.500	12/01/16	1,704,300
1,600,000	Vulcan Materials Co.	7.500	06/15/21	1,856,000

				13,441,239

	Chemicals— 3.3%
3,350,000	Ashland, Inc.	3.875	04/15/18	3,421,188
1,600,000	Celanese US Holdings LLC	6.625	10/15/18	1,700,000

Schedule of Investments

$1,800,000	Celanese US Holdings LLC	4.625%	11/15/22	$1,748,250
2,210,000	Chemtura Corp.	5.750	07/15/21	2,265,250
4,100,000	Huntsman International LLC	4.875	11/15/20	4,059,000
1,400,000	Kraton Polymers LLC	6.750	03/01/19	1,491,000
1,700,000	NewMarket Corp.	4.100	12/15/22	1,666,406
1,700,000	PolyOne Corp.	5.250	03/15/23	1,666,000
2,900,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	2,958,000

				20,975,094

	Coal— 1.8%
1,600,000	Alpha Natural Resources, Inc.	9.750	04/15/18	1,692,000
1,800,000	Alpha Natural Resources, Inc.	6.000	06/01/19	1,498,500
1,800,000	CONSOL Energy, Inc.	8.000	04/01/17	1,892,250
1,800,000	CONSOL Energy, Inc.	8.250	04/01/20	1,959,750
2,000,000	Peabody Energy Corp.	6.000	11/15/18	2,140,000
2,100,000	Peabody Energy Corp.	6.250	11/15/21	2,131,500

				11,314,000

	Commercial Services— 6.6%
2,000,000	ADT Corp. (The)	2.250	07/15/17	1,972,176
2,300,000	ADT Corp. (The)	3.500	07/15/22	1,986,782
4,600,000	Avis Budget Car Rental LLC	8.250	01/15/19	4,973,750
3,600,000	CoreLogic, Inc.	7.250	06/01/21	3,874,500
2,000,000	FTI Consulting, Inc.	6.750	10/01/20	2,175,000
1,350,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,471,500
5,412,000	Hertz Corp. (The)	6.750	04/15/19	5,784,075
3,200,000	Iron Mountain, Inc.	6.000	08/15/23	3,308,000
2,400,000	Lender Processing Services, Inc.	5.750	04/15/23	2,532,000
3,800,000	PHH Corp.	6.375	08/15/21	3,828,500
2,047,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	2,354,050
2,050,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	2,285,750
2,855,000	United Rentals North America, Inc.	7.625	04/15/22	3,226,150
1,765,000	Verisk Analytics, Inc.	5.800	05/01/21	1,965,105

				41,737,338

	Computers— 0.7%
2,300,000	Dell, Inc.	4.625	04/01/21	2,087,250
2,000,000	NCR Corp.(a)	6.375	12/15/23	2,090,000

				4,177,250

	Diversified Financial Services— 5.1%
1,100,000	Aircastle Ltd.	6.750	04/15/17	1,236,125
1,100,000	Aircastle Ltd.	6.250	12/01/19	1,189,375
2,700,000	Discover Financial Services	6.450	06/12/17	3,062,721
2,723,000	Discover Financial Services	5.200	04/27/22	2,900,703
2,200,000	E*TRADE Financial Corp.	6.750	06/01/16	2,403,500
2,127,000	E*TRADE Financial Corp.	6.375	11/15/19	2,297,160
900,000	General Motors Financial Co., Inc.(a)	4.750	08/15/17	955,125
6,622,000	International Lease Finance Corp.(b)	8.750	03/15/17	7,739,462
1,300,000	International Lease Finance Corp.	8.250	12/15/20	1,534,679
1,242,000	National Money Mart Co.	10.375	12/15/16	1,229,580
3,800,000	SLM Corp., MTN	6.250	01/25/16	4,099,250
3,308,000	SLM Corp., MTN	8.000	03/25/20	3,704,960

				32,352,640

	Electric— 3.3%
3,228,000	AES Corp. (The)	8.000	10/15/17	3,776,760
3,100,000	AES Corp. (The)	7.375	07/01/21	3,448,750
4,100,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,113,952
4,200,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,085,088
2,500,000	NRG Energy, Inc.	7.625	01/15/18	2,825,000
2,650,000	NRG Energy, Inc.	8.250	09/01/20	2,908,375

				21,157,925

	Electrical Components & Equipment— 0.8%
2,070,000	Anixter, Inc.	5.625	05/01/19	2,173,500
2,700,000	WESCO Distribution, Inc.(a)	5.375	12/15/21	2,720,250

				4,893,750

	Electronics— 0.6%
1,600,000	Jabil Circuit, Inc.	8.250	03/15/18	1,896,000

Schedule of Investments

$2,100,000	Jabil Circuit, Inc.	4.700%	09/15/22	$2,023,875

				3,919,875

	Engineering & Construction— 0.3%
1,700,000	MasTec, Inc.	4.875	03/15/23	1,606,500

	Entertainment— 1.4%
2,800,000	Cinemark USA, Inc.	5.125	12/15/22	2,740,500
1,525,000	National CineMedia LLC	6.000	04/15/22	1,593,625
2,800,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	3,048,500
1,507,000	Vail Resorts, Inc.	6.500	05/01/19	1,596,478

				8,979,103

	Environmental Control— 0.4%
2,475,000	Covanta Holding Corp.	7.250	12/01/20	2,703,938

	Food— 1.2%
1,500,000	B&G Foods, Inc.	4.625	06/01/21	1,456,875
1,948,000	Dean Foods Co.	7.000	06/01/16	2,162,280
1,750,000	Post Holdings, Inc.	7.375	02/15/22	1,870,312
1,750,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,824,813

				7,314,280

	Forest Products & Paper— 0.4%
960,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,001,700
1,583,000	Clearwater Paper Corp.	7.125	11/01/18	1,701,725

				2,703,425

	Healthcare-Products— 1.3%
2,300,000	Alere, Inc.	7.250	07/01/18	2,530,000
2,500,000	Hologic, Inc.	6.250	08/01/20	2,621,875
1,500,000	Hospira, Inc.	6.050	03/30/17	1,668,363
1,500,000	Hospira, Inc.	5.800	08/12/23	1,612,251

				8,432,489

	Healthcare-Services— 7.4%
2,008,000	Centene Corp.	5.750	06/01/17	2,148,560
4,699,000	CHS/Community Health Systems, Inc.	8.000	11/15/19	5,180,647
4,000,000	DaVita HealthCare Partners, Inc.	5.750	08/15/22	4,115,000
5,300,000	HCA, Inc.	6.500	02/15/16	5,777,000
5,184,000	HCA, Inc.	6.500	02/15/20	5,728,320
4,700,000	Health Management Associates, Inc.	7.375	01/15/20	5,428,500
3,450,000	Health Net, Inc.	6.375	06/01/17	3,769,125
2,350,000	Kindred Healthcare, Inc.	8.250	06/01/19	2,532,125
2,500,000	LifePoint Hospitals, Inc.	6.625	10/01/20	2,700,000
1,700,000	Tenet Healthcare Corp.	6.250	11/01/18	1,884,875
1,700,000	Tenet Healthcare Corp.(a)	6.000	10/01/20	1,792,438
2,606,000	Universal Health Services, Inc.	7.125	06/30/16	2,938,265
2,600,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,704,000

				46,698,855

	Holding Companies-Diversified— 0.4%
1,100,000	Leucadia National Corp.	8.125	09/15/15	1,215,500
1,000,000	Leucadia National Corp.	5.500	10/18/23	1,027,092

				2,242,592

	Home Builders— 2.1%
2,100,000	Centex Corp.	6.500	05/01/16	2,331,000
1,452,000	D.R. Horton, Inc.	6.500	04/15/16	1,600,830
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,491,500
1,800,000	KB Home	7.000	12/15/21	1,912,500
2,356,000	Lennar Corp., Series B	5.600	05/31/15	2,485,580
645,000	Standard Pacific Corp.	8.375	05/15/18	759,487
500,000	Standard Pacific Corp.	8.375	01/15/21	588,125
850,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,026,375
1,155,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,212,750

				13,408,147

Schedule of Investments

	Home Furnishings— 0.2%
$1,400,000	Tempur Sealy International, Inc.	6.875%	12/15/20	$1,538,250

	Housewares— 0.2%
1,033,000	Libbey Glass, Inc.	6.875	05/15/20	1,119,514

	Internet— 1.5%
800,000	Cyrusone LP	6.375	11/15/22	830,000
2,201,000	Equinix, Inc.	5.375	04/01/23	2,167,985
2,770,000	Expedia, Inc.	5.950	08/15/20	3,042,294
1,700,000	IAC/InterActiveCorp	4.750	12/15/22	1,610,750
2,050,000	VeriSign, Inc.	4.625	05/01/23	1,973,125

				9,624,154

	Iron/Steel— 1.8%
2,755,000	Commercial Metals Co.	7.350	08/15/18	3,147,587
3,150,000	Steel Dynamics, Inc.	7.625	03/15/20	3,425,625
2,200,000	United States Steel Corp.	6.050	06/01/17	2,387,000
2,292,000	United States Steel Corp.	7.375	04/01/20	2,492,550

				11,452,762

	Leisure Time— 0.7%
1,800,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	2,020,500
2,200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,238,500

				4,259,000

	Lodging— 3.0%
5,500,000	Caesars Entertainment Operating Co., Inc.	9.000	02/15/20	5,362,500
2,000,000	Choice Hotels International, Inc.	5.750	07/01/22	2,090,000
1,500,000	Felcor Lodging LP	6.750	06/01/19	1,620,000
2,100,000	MGM Resorts International	6.625	07/15/15	2,252,250
2,100,000	MGM Resorts International	7.750	03/15/22	2,373,000
4,500,000	Wynn Las Vegas LLC	7.750	08/15/20	5,028,750

				18,726,500

	Machinery-Construction & Mining— 0.5%
2,975,000	Terex Corp.	6.000	05/15/21	3,101,438

	Machinery-Diversified— 0.4%
2,200,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,494,250

	Media— 4.8%
1,835,000	AMC Networks, Inc.	7.750	07/15/21	2,068,962
2,100,000	Cablevision Systems Corp.	8.625	09/15/17	2,451,750
5,590,000	CCO Holdings LLC	6.625	01/31/22	5,869,500
3,000,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	3,097,500
1,900,000	CSC Holdings LLC	6.750	11/15/21	2,080,500
2,943,000	DISH DBS Corp.	7.125	02/01/16	3,244,658
2,900,000	DISH DBS Corp.	6.750	06/01/21	3,103,000
1,900,000	McClatchy Co. (The)	9.000	12/15/22	2,118,500
1,935,000	Nielsen Finance LLC	7.750	10/15/18	2,089,800
2,100,000	Nielsen Finance LLC	4.500	10/01/20	2,084,250
1,900,000	Sinclair Television Group, Inc.	6.125	10/01/22	1,928,500

				30,136,920

	Mining— 0.6%
3,500,000	Alcoa, Inc.	5.400	04/15/21	3,660,713

	Miscellaneous Manufacturing— 1.0%
2,550,000	Harsco Corp.	5.750	05/15/18	2,727,656
2,900,000	SPX Corp.	6.875	09/01/17	3,291,500

				6,019,156

	Oil & Gas— 11.6%
1,800,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,926,000
3,400,000	Berry Petroleum Co.	6.375	09/15/22	3,476,500

Schedule of Investments

$1,700,000	Bill Barrett Corp.	7.625%	10/01/19	$1,844,500
700,000	Bonanza Creek Energy, Inc.	6.750	04/15/21	735,000
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,085,000
3,160,000	Chesapeake Energy Corp.	9.500	02/15/15	3,420,700
3,267,000	Chesapeake Energy Corp.	6.625	08/15/20	3,659,040
2,600,000	Cimarex Energy Co.	5.875	05/01/22	2,782,000
1,400,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,456,000
2,500,000	Concho Resources, Inc.	5.500	04/01/23	2,537,500
3,376,000	Denbury Resources, Inc.	4.625	07/15/23	3,131,240
400,000	Forest Oil Corp.	7.500	09/15/20	396,000
700,000	Kodiak Oil & Gas Corp.	8.125	12/01/19	778,750
5,400,000	Murphy Oil USA, Inc.(a)	6.000	08/15/23	5,413,500
3,700,000	Newfield Exploration Co.	5.625	07/01/24	3,718,500
1,100,000	Oasis Petroleum, Inc.	7.250	02/01/19	1,182,500
1,000,000	Offshore Group Investment Ltd.	7.500	11/01/19	1,080,000
1,300,000	PDC Energy, Inc.	7.750	10/15/22	1,407,250
2,625,000	QEP Resources, Inc.	6.875	03/01/21	2,841,562
2,500,000	Range Resources Corp.	6.750	08/01/20	2,718,750
800,000	Resolute Energy Corp.	8.500	05/01/20	840,000
1,600,000	Rosetta Resources, Inc.	5.625	05/01/21	1,604,000
2,600,000	SandRidge Energy, Inc.	7.500	03/15/21	2,710,500
1,950,000	SM Energy Co.	6.625	02/15/19	2,071,875
1,700,000	Swift Energy Co.	7.875	03/01/22	1,742,500
2,200,000	Tesoro Corp.	4.250	10/01/17	2,304,500
2,323,000	Tesoro Corp.	5.375	10/01/22	2,381,075
2,200,000	Unit Corp.	6.625	05/15/21	2,321,000
1,830,000	W&T Offshore, Inc.	8.500	06/15/19	1,967,250
2,823,000	Western Refining, Inc.	6.250	04/01/21	2,886,518
1,140,000	Whiting Petroleum Corp.	6.500	10/01/18	1,212,675
1,300,000	Whiting Petroleum Corp.	5.750	03/15/21	1,368,250
2,200,000	WPX Energy, Inc.	5.250	01/15/17	2,370,500
1,900,000	WPX Energy, Inc.	6.000	01/15/22	1,900,000

				73,270,935

	Oil & Gas Services— 1.9%
1,675,000	Basic Energy Services, Inc.	7.750	02/15/19	1,767,125
1,392,000	Forum Energy Technologies, Inc.(a)	6.250	10/01/21	1,461,600
1,350,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,400,625
1,950,000	Key Energy Services, Inc.	6.750	03/01/21	2,013,375
2,510,000	Oil States International, Inc.	6.500	06/01/19	2,666,875
2,200,000	SESI LLC	7.125	12/15/21	2,436,500

				11,746,100

	Packaging & Containers— 3.1%
3,825,000	Ball Corp.	5.000	03/15/22	3,820,219
3,505,000	Crown Americas LLC	6.250	02/01/21	3,802,925
2,700,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,679,750
3,917,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,396,832
2,400,000	Rock Tenn Co.	4.900	03/01/22	2,566,354
2,400,000	Silgan Holdings, Inc.	5.000	04/01/20	2,382,000

				19,648,080

	Pharmaceuticals— 1.5%
2,700,000	Endo Health Solutions, Inc.	7.000	07/15/19	2,889,000
4,000,000	Forest Laboratories, Inc.(a)	5.000	12/15/21	3,990,000
2,600,000	Omnicare, Inc.	7.750	06/01/20	2,866,500

				9,745,500

	Pipelines— 1.2%
6,291,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	6,747,098
1,100,000	Sabine Pass Liquefaction LLC(a)	6.250	03/15/22	1,104,125

				7,851,223

	Real Estate— 0.5%
3,100,000	CBRE Services, Inc.	5.000	03/15/23	2,979,875

	REITs— 1.6%
3,400,000	Crown Castle International Corp.	5.250	01/15/23	3,387,250
1,000,000	DuPont Fabros Technology LP	5.875	09/15/21	1,042,500
2,000,000	EPR Properties	5.750	08/15/22	2,088,244

Schedule of Investments

$1,300,000	MPT Operating Partnership LP	6.875%	05/01/21	$1,391,000
1,825,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	1,980,125

				9,889,119

	Retail— 4.8%
1,795,000	AutoNation, Inc.	6.750	04/15/18	2,068,737
1,900,000	AutoNation, Inc.	5.500	02/01/20	2,037,750
4,000,000	Best Buy Co., Inc.	5.000	08/01/18	4,130,000
4,004,000	Best Buy Co., Inc.	5.500	03/15/21	3,963,960
2,550,000	Limited Brands, Inc.	6.900	07/15/17	2,945,250
2,900,000	Limited Brands, Inc.	5.625	02/15/22	2,958,000
2,960,000	Penske Automotive Group, Inc.	5.750	10/01/22	3,063,600
2,120,000	PVH Corp.	7.375	05/15/20	2,321,400
4,200,000	Rite Aid Corp.	8.000	08/15/20	4,735,500
2,300,000	Sally Holdings LLC	5.750	06/01/22	2,346,000

				30,570,197

	Semiconductors— 0.9%
1,550,000	Advanced Micro Devices, Inc.	8.125	12/15/17	1,629,437
1,700,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,700,000
2,495,000	Amkor Technology, Inc.	6.625	06/01/21	2,619,750

				5,949,187

	Telecommunications— 6.0%
3,600,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,766,500
2,300,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,498,375
3,065,000	Embarq Corp.	7.082	06/01/16	3,458,859
2,230,000	Frontier Communications Corp.	8.250	04/15/17	2,589,587
2,500,000	Frontier Communications Corp.	8.500	04/15/20	2,812,500
1,300,000	GCI, Inc.	8.625	11/15/19	1,391,000
2,000,000	Hughes Satellite Systems Corp.	6.500	06/15/19	2,185,000
2,000,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,090,000
3,400,000	T-Mobile USA, Inc. (Germany)	6.731	04/28/22	3,582,750
2,235,000	tw Telecom Holdings, Inc.	5.375	10/01/22	2,218,238
1,300,000	ViaSat, Inc.	6.875	06/15/20	1,371,500
4,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/21	4,067,144
5,300,000	Windstream Corp.	7.750	10/15/20	5,644,500

				37,675,953

	Transportation— 0.5%
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,670,707
1,500,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,518,750

				3,189,457

	Total Corporate Bonds (Cost $608,855,622)			621,475,749

Number of Shares
	Money Market Fund—0.2%
1,020,231	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,020,231)			1,020,231

	Total Investments (Cost $609,875,853)(d)— 98.6%			622,495,980
	Other assets less liabilities—1.4%			8,803,165

	Net Assets—100.0%			$631,299,145

Investment Abbreviations:

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2014 was $32,840,788, which represented 5.20% of the Fund’s Net Assets.
(b)	Denotes step up bond. The rate indicated is the current coupon as of January 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $609,935,762. The net unrealized appreciation was $12,560,218 which consisted of aggregate gross unrealized appreciation of $16,443,566 and aggregate gross unrealized depreciation of $3,883,348.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.9%
	Advertising— 0.2%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$49,942

	Aerospace/Defense— 2.3%
50,000	Boeing Co. (The)	3.500	02/15/15	51,570
50,000	Boeing Co. (The)	4.875	02/15/20	56,721
100,000	General Dynamics Corp.	2.250	11/15/22	92,264
50,000	Lockheed Martin Corp.	2.125	09/15/16	51,623
100,000	Lockheed Martin Corp.	4.250	11/15/19	109,292
50,000	Northrop Grumman Corp.	3.250	08/01/23	47,978
200,000	United Technologies Corp.	3.100	06/01/22	200,129

				609,577

	Agriculture— 2.0%
100,000	Altria Group, Inc.	9.700	11/10/18	133,408
100,000	Altria Group, Inc.	2.850	08/09/22	94,046
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	107,834
50,000	Lorillard Tobacco Co.	3.500	08/04/16	52,739
75,000	Philip Morris International, Inc.	5.650	05/16/18	86,971
50,000	Reynolds American, Inc.	3.250	11/01/22	47,217

				522,215

	Apparel— 0.5%
150,000	NIKE, Inc.	2.250	05/01/23	139,583

	Auto Manufacturers— 0.4%
100,000	PACCAR, Inc., MTN	6.875	02/15/14	100,175

	Auto Parts & Equipment— 0.4%
100,000	Johnson Controls, Inc.	5.500	01/15/16	108,445

	Banks— 8.3%
200,000	Bank of America Corp., MTN	3.300	01/11/23	192,176
150,000	Bank of America Corp., MTN	6.875	04/25/18	179,046
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	155,527
50,000	Capital One Financial Corp.	4.750	07/15/21	54,334
250,000	Citigroup, Inc.	6.125	11/21/17	288,332
100,000	Citigroup, Inc.	8.500	05/22/19	128,833
50,000	Discover Bank	4.200	08/08/23	50,466
50,000	Fifth Third Bancorp	3.625	01/25/16	52,572
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	114,993
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	56,573
150,000	JPMorgan Chase & Co.	6.000	01/15/18	173,006
100,000	JPMorgan Chase & Co.	4.500	01/24/22	106,967
50,000	KeyCorp, MTN	5.100	03/24/21	55,980
100,000	Morgan Stanley, MTN	5.625	09/23/19	114,391
100,000	PNC Funding Corp.	2.700	09/19/16	104,368
50,000	State Street Corp.	3.100	05/15/23	47,393
100,000	SunTrust Banks, Inc.	3.600	04/15/16	105,551
100,000	US Bancorp, MTN	2.950	07/15/22	95,508
100,000	Wells Fargo & Co.	5.625	12/11/17	114,947

				2,190,963

	Beverages— 1.3%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	114,661
100,000	Coca-Cola Co. (The)	3.300	09/01/21	103,591
100,000	PepsiCo, Inc.	7.900	11/01/18	126,639

				344,891

Schedule of Investments

	Biotechnology— 1.0%
$200,000	Amgen, Inc.	3.875%	11/15/21	$208,684
50,000	Gilead Sciences, Inc.	4.400	12/01/21	54,354

				263,038

	Chemicals— 1.5%
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	116,874
50,000	Eastman Chemical Co.	2.400	06/01/17	51,198
100,000	Ecolab, Inc.	3.000	12/08/16	105,201
100,000	Praxair, Inc.	4.500	08/15/19	112,288

				385,561

	Commercial Services— 0.2%
50,000	Block Financial LLC	5.500	11/01/22	52,945

	Computers— 1.7%
150,000	Apple, Inc.	2.400	05/03/23	137,611
100,000	Computer Sciences Corp.	6.500	03/15/18	116,761
100,000	EMC Corp.	2.650	06/01/20	100,220
50,000	Hewlett-Packard Co.	6.125	03/01/14	50,201
50,000	International Business Machines Corp.	5.700	09/14/17	57,586

				462,379

	Cosmetics/Personal Care— 1.0%
50,000	Avon Products, Inc.	5.000	03/15/23	48,605
100,000	Procter & Gamble Co. (The)	1.450	08/15/16	101,654
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	114,130

				264,389

	Diversified Financial Services— 4.1%
100,000	American Express Co.	7.000	03/19/18	120,472
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	57,242
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	114,445
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,215
150,000	General Electric Capital Corp., MTN	4.650	10/17/21	164,725
150,000	General Electric Capital Corp., Series G, MTN	5.625	05/01/18	173,366
150,000	Jefferies Group LLC	5.125	04/13/18	164,663
200,000	Jefferies Group LLC	6.875	04/15/21	232,619

				1,082,747

	Electric— 5.6%
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	123,435
100,000	Consumers Energy Co.	6.700	09/15/19	122,730
50,000	Duke Energy Corp.	6.300	02/01/14	50,000
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	57,701
100,000	Entergy Texas, Inc.	7.125	02/01/19	119,689
100,000	Exelon Corp.	4.900	06/15/15	105,321
100,000	Georgia Power Co.	4.250	12/01/19	110,500
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	112,674
50,000	NiSource Finance Corp.	6.400	03/15/18	58,335
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,772
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	104,458
100,000	PPL Energy Supply LLC	4.600	12/15/21	99,404
100,000	Southern California Edison Co.	3.875	06/01/21	106,791
100,000	Virginia Electric and Power Co.	5.400	04/30/18	114,830
150,000	Xcel Energy, Inc.	4.700	05/15/20	168,209

				1,488,849

	Electrical Components & Equipment— 0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	113,258

	Electronics— 1.1%
100,000	Agilent Technologies, Inc.	6.500	11/01/17	116,109
50,000	Honeywell International, Inc.	5.000	02/15/19	56,777
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	107,900

				280,786

Schedule of Investments

	Engineering & Construction— 0.2%
$50,000	Fluor Corp.	3.375%	09/15/21	$50,448

	Environmental Control— 0.8%
100,000	Republic Services, Inc.	3.800	05/15/18	107,378
100,000	Waste Management, Inc.	4.750	06/30/20	110,358

				217,736

	Food— 3.8%
100,000	Campbell Soup Co.	4.250	04/15/21	103,182
100,000	ConAgra Foods, Inc.	3.200	01/25/23	95,615
100,000	General Mills, Inc.	5.700	02/15/17	113,260
100,000	Kellogg Co.	4.000	12/15/20	106,210
100,000	Kroger Co. (The)	6.150	01/15/20	118,939
300,000	Mondelez International, Inc.	4.125	02/09/16	319,148
150,000	Safeway, Inc.	3.950	08/15/20	151,361

				1,007,715

	Forest Products & Paper— 0.5%
100,000	International Paper Co.	7.950	06/15/18	123,493

	Gas— 0.4%
100,000	Sempra Energy	6.500	06/01/16	112,531

	Healthcare-Products— 3.0%
100,000	Baxter International, Inc.	1.850	06/15/18	100,327
100,000	Becton Dickinson and Co.	1.750	11/08/16	102,656
100,000	Covidien International Finance SA	6.000	10/15/17	115,233
100,000	Medtronic, Inc.	4.450	03/15/20	111,395
150,000	St. Jude Medical, Inc.	3.250	04/15/23	145,564
190,000	Zimmer Holdings, Inc.	4.625	11/30/19	211,608

				786,783

	Healthcare-Services— 2.5%
100,000	Aetna, Inc.	6.000	06/15/16	111,600
100,000	Cigna Corp.	2.750	11/15/16	104,404
200,000	Humana, Inc.	3.150	12/01/22	189,738
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	145,381
100,000	WellPoint, Inc.	5.250	01/15/16	108,255

				659,378

	Household Products/Wares— 0.9%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	231,289

	Insurance— 7.6%
100,000	Aflac, Inc.	8.500	05/15/19	129,593
250,000	Allstate Corp. (The)	3.150	06/15/23	243,826
150,000	American International Group, Inc.	8.250	08/15/18	188,782
200,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	230,924
100,000	Chubb Corp. (The)	5.750	05/15/18	115,914
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	220,858
150,000	Lincoln National Corp.	8.750	07/01/19	194,812
150,000	Loews Corp.	2.625	05/15/23	138,090
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	217,598
100,000	MetLife, Inc.	6.750	06/01/16	113,202
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	102,999
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	106,953

				2,003,551

	Internet— 1.3%
100,000	eBay, Inc.	2.600	07/15/22	93,533
100,000	Google, Inc.	3.625	05/19/21	106,964
150,000	Symantec Corp.	4.200	09/15/20	157,849

				358,346

	Iron/Steel— 0.8%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	105,568

Schedule of Investments

$100,000	Nucor Corp.	5.750%	12/01/17	$114,185

				219,753

	Leisure Time— 0.4%
100,000	Carnival Corp.	1.875	12/15/17	100,221

	Lodging— 0.4%
100,000	Marriott International, Inc.	3.000	03/01/19	102,435

	Machinery-Construction & Mining— 0.8%
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	100,195
100,000	Caterpillar, Inc.	3.900	05/27/21	106,605

				206,800

	Machinery-Diversified— 0.9%
150,000	Cummins, Inc.	3.650	10/01/23	152,502
100,000	Deere & Co.	2.600	06/08/22	96,271

				248,773

	Media— 3.7%
100,000	21st Century Fox America, Inc.	5.300	12/15/14	104,079
100,000	CBS Corp.	8.875	05/15/19	129,312
100,000	DIRECTV Holdings LLC	3.500	03/01/16	105,041
100,000	NBCUniversal Media LLC	5.150	04/30/20	113,469
100,000	Time Warner Cable, Inc.	8.250	04/01/19	118,379
100,000	Viacom, Inc.	6.250	04/30/16	111,300
200,000	Viacom, Inc.	4.250	09/01/23	204,945
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	93,798

				980,323

	Mining— 0.7%
100,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	95,847
100,000	Newmont Mining Corp.	3.500	03/15/22	88,006

				183,853

	Miscellaneous Manufacturing— 1.6%
200,000	3M Co., MTN	2.000	06/26/22	188,238
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	120,111
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	119,510

				427,859

	Office/Business Equipment— 0.9%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	111,133
100,000	Xerox Corp.	6.350	05/15/18	116,576

				227,709

	Oil & Gas— 6.3%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	111,611
200,000	Apache Corp.	3.250	04/15/22	201,665
200,000	Chevron Corp.	2.355	12/05/22	187,512
200,000	ConocoPhillips	4.600	01/15/15	207,979
100,000	ConocoPhillips	5.750	02/01/19	117,556
150,000	DeVon Energy Corp.	3.250	05/15/22	145,943
100,000	Hess Corp.	8.125	02/15/19	125,550
100,000	Marathon Oil Corp.	5.900	03/15/18	115,181
200,000	Marathon Petroleum Corp.	5.125	03/01/21	221,643
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	107,799
100,000	Valero Energy Corp.	6.125	06/15/17	113,918

				1,656,357

	Oil & Gas Services— 1.3%
150,000	FMC Technologies, Inc.	3.450	10/01/22	144,213
100,000	Halliburton Co.	6.150	09/15/19	119,797
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	94,967

				358,977

	Pharmaceuticals— 6.7%
150,000	Abbott Laboratories	5.125	04/01/19	172,124
200,000	AbbVie, Inc.	2.900	11/06/22	191,879

Schedule of Investments

$150,000	Allergan, Inc.	5.750%	04/01/16	$165,637
100,000	AmerisourceBergen Corp.	3.500	11/15/21	102,526
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	91,416
100,000	Cardinal Health, Inc.	4.000	06/15/15	104,553
100,000	Eli Lilly & Co.	5.200	03/15/17	112,357
150,000	Express Scripts Holding Co.	3.125	05/15/16	156,647
150,000	Johnson & Johnson	2.950	09/01/20	155,806
100,000	McKesson Corp.	3.250	03/01/16	104,803
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	209,961
200,000	Pfizer, Inc.	5.350	03/15/15	210,861

				1,778,570

	Pipelines— 1.0%
150,000	ONEOK, Inc.	4.250	02/01/22	146,124
100,000	Spectra Energy Capital LLC	6.200	04/15/18	114,506

				260,630

	REITs— 3.2%
150,000	Boston Properties LP	4.125	05/15/21	156,797
150,000	ERP Operating LP	4.625	12/15/21	161,286
100,000	HCP, Inc.	5.375	02/01/21	111,042
150,000	Hospitality Properties Trust	5.000	08/15/22	155,611
125,000	Ventas Realty LP	4.750	06/01/21	133,576
100,000	Weyerhaeuser Co.	7.375	10/01/19	122,529

				840,841

	Retail— 6.8%
150,000	Dollar General Corp.	3.250	04/15/23	138,884
150,000	Gap, Inc. (The)	5.950	04/12/21	167,995
150,000	Home Depot, Inc. (The)	5.400	03/01/16	164,921
150,000	Home Depot, Inc. (The)	4.400	04/01/21	165,657
100,000	Kohl’s Corp.	6.250	12/15/17	115,169
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	112,137
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	139,580
100,000	McDonald’s Corp., MTN	5.350	03/01/18	114,889
125,000	Target Corp.	6.000	01/15/18	145,881
200,000	Walgreen Co.	3.100	09/15/22	192,780
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	337,706

				1,795,599

	Semiconductors— 2.6%
100,000	Applied Materials, Inc.	4.300	06/15/21	106,345
100,000	Intel Corp.	1.350	12/15/17	99,867
200,000	Intel Corp.	3.300	10/01/21	203,786
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	188,468
100,000	Texas Instruments, Inc.	2.375	05/16/16	103,911

				702,377

	Software— 2.2%
200,000	Adobe Systems, Inc.	3.250	02/01/15	205,449
100,000	CA, Inc.	5.375	12/01/19	113,387
50,000	Fiserv, Inc.	3.125	06/15/16	52,192
100,000	Microsoft Corp.	3.000	10/01/20	103,471
100,000	Oracle Corp.	5.750	04/15/18	116,717

				591,216

	Telecommunications— 3.6%
100,000	AT&T, Inc.	5.500	02/01/18	113,801
200,000	AT&T, Inc.	3.000	02/15/22	190,207
100,000	Cisco Systems, Inc.	4.450	01/15/20	111,166
100,000	Qwest Corp.	7.500	10/01/14	104,142
200,000	Verizon Communications, Inc.	3.650	09/14/18	212,987
200,000	Verizon Communications, Inc.	5.150	09/15/23	217,849

				950,152

	Transportation— 2.0%
130,000	CSX Corp.	6.250	03/15/18	152,418
100,000	FedEx Corp.	8.000	01/15/19	126,165
250,000	United Parcel Service, Inc.	3.125	01/15/21	256,832

				535,415

Schedule of Investments

	Total Corporate Bonds (Cost $26,160,558)	$26,178,873

Number of Shares
	Money Market Fund—0.2%
64,285	Invesco Premier Portfolio – Institutional Class(a) (Cost $64,285)	64,285

	Total Investments (Cost $26,224,843)(b)— 99.1%	26,243,158
	Other assets less liabilities—0.9%	230,855

	Net Assets—100.0%	$26,474,013

Investment Abbreviations:

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $18,315 which consisted of aggregate gross unrealized appreciation of $347,516 and aggregate gross unrealized depreciation of $329,201.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 84.2%
	Australia— 0.8%
$65,000	FMG Resources August 2006 Pty Ltd.	7.000%	11/01/15	$67,685
150,000	FMG Resources August 2006 Pty Ltd.	6.375	02/01/16	154,500

				222,185

	Bahamas— 0.7%
200,000	Vedanta Resources PLC	6.750	06/07/16	208,600

	Barbados— 0.5%
150,000	Columbus International, Inc.	11.500	11/20/14	157,838

	Bermuda— 0.6%
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.	7.750	05/31/16	190,000

	Brazil— 3.8%
200,000	Banco BMG SA, Series E, MTN	6.500	03/14/14	200,300
150,000	Banco Daycoval SA, Series E, MTN	6.500	03/16/15	153,834
100,000	Banco Industrial e Comercial SA	5.250	10/25/15	101,500
200,000	Bertin SA / Bertin Finance Ltd.	10.250	10/05/16	222,000
200,000	CSN Islands IX Corp	10.000	01/15/15	213,750
200,000	JBS SA	10.500	08/04/16	225,000

				1,116,384

	Bulgaria— 1.0%
300,000	Corporate Commercial Bank AD Via Northern Lights Bulgaria BV	8.250	08/08/14	302,700

	Canada— 1.0%
150,000	Bombardier, Inc.	4.250	01/15/16	156,000
100,000	GXS Worldwide, Inc.	9.750	06/15/15	102,910
50,000	Quebecor Media, Inc.	7.750	03/15/16	50,625

				309,535

	Cayman Islands— 0.7%
200,000	Hyva Global BV	8.625	03/24/16	200,500

	China— 2.0%
200,000	CITIC Resources Finance 2007 Ltd.	6.750	05/15/14	201,625
200,000	MCC Holding Hong Kong Corp. Ltd.	4.875	07/29/16	199,635
200,000	West China Cement Ltd.	7.500	01/25/16	204,000

				605,260

	Egypt— 0.5%
150,000	Nile Finance Ltd.	5.250	08/05/15	153,000

	Finland— 0.7%
200,000	UPM-Kymmene OYJ, MTN	5.625	12/01/14	207,310

	France— 1.8%
200,000	Banque PSA Finance SA	3.375	04/04/14	200,192
100,000	Lafarge SA(a)	6.200	07/09/15	106,194
200,000	Lafarge SA	6.500	07/15/16	221,000

				527,386

	Germany— 1.1%
100,000	Dresdner Bank AG	7.250	09/15/15	107,262

Schedule of Investments

$150,000	Fresenius US Finance II, Inc.	9.000%	07/15/15	$166,125
49,000	Hanson Ltd.	6.125	08/15/16	53,900

				327,287

	Greece— 0.7%
200,000	Finansbank AS	5.500	05/11/16	197,000

	Hong Kong— 0.3%
74,000	RKI Finance 2010 Ltd., Series E, MTN	9.500	09/21/15	78,162

	Indonesia— 1.3%
300,000	Bumi Capital Pte Ltd.	12.000	11/10/16	202,875
200,000	Modernland Overseas Pte Ltd	11.000	10/25/16	193,000

				395,875

	Italy— 1.0%
100,000	Telecom Italia Capital SA	6.175	06/18/14	101,925
100,000	Telecom Italia Capital SA	4.950	09/30/14	102,375
100,000	Telecom Italia Capital SA	5.250	10/01/15	105,250

				309,550

	Jersey Island— 0.5%
150,000	Consolidated Minerals Ltd.	8.875	05/01/16	158,250

	Kazakhstan— 1.0%
100,000	Kazkommertsbank JSC, MTN	8.000	11/03/15	102,000
200,000	Kazkommertsbank JSC, MTN	7.500	11/29/16	200,492

				302,492

	Luxembourg— 2.5%
150,000	ArcelorMittal	9.500	02/15/15	161,812
200,000	ArcelorMittal	4.250	02/25/15	204,500
150,000	ArcelorMittal	4.250	08/05/15	155,063
200,000	ArcelorMittal	4.250	03/01/16	207,500

				728,875

	Netherlands— 3.9%
100,000	CNH America LLC	7.250	01/15/16	110,375
150,000	CNH Capital LLC	3.875	11/01/15	154,875
300,000	CNH Capital LLC	6.250	11/01/16	331,125
250,000	Home Credit & Finance Bank OOO Via Eurasia Capital SA	7.000	03/18/14	250,625
300,000	NXP BV / NXP Funding LLC	3.500	09/15/16	306,000

				1,153,000

	Norway— 0.8%
100,000	Eksportfinans ASA	2.000	09/15/15	98,900
150,000	Eksportfinans ASA	2.375	05/25/16	148,350

				247,250

	Portugal— 0.5%
150,000	BES Investimento do Brasil SA Banco de Investimento	5.625	03/25/15	153,000

	Russia— 6.9%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	212,000
150,000	Alfa MTN Issuance Ltd., Series E, MTN	8.000	03/18/15	160,185
250,000	ALROSA Finance SA	8.875	11/17/14	264,300
200,000	Bank of Moscow Via BOM Capital PL	6.699	03/11/15	209,576
200,000	Koks OAO Via Koks Finance Ltd.	7.750	06/23/16	185,000
150,000	Severstal OAO Via Steel Capital SA	9.250	04/19/14	152,775
200,000	Severstal OAO Via Steel Capital SA	6.250	07/26/16	213,750
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA	8.250	05/23/16	165,000
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	6.493	02/02/16	479,250

				2,041,836

	Saudi Arabia— 0.7%
200,000	Dar Al-Arkan Sukuk Co. Ltd.	5.750	11/25/16	194,040

Schedule of Investments

	Turkey— 1.0%
$300,000	Export Credit Bank of Turkey	5.375%	11/04/16	$306,450

	Ukraine— 1.8%
200,000	Ferrexpo Finance PLC	7.875	04/07/16	184,096
200,000	Metinvest BV	10.250	05/20/15	199,332
150,000	National JSC Naftogaz of Ukraine	9.500	09/30/14	143,437

				526,865

	United Kingdom— 2.6%
300,000	Berau Capital Resources Pte Ltd.	12.500	07/08/15	317,250
200,000	Evraz Group SA	8.250	11/10/15	212,700
100,000	Royal Bank of Scotland Group PLC	5.000	10/01/14	101,892
150,000	Royal Bank of Scotland Group PLC	5.050	01/08/15	153,785

				785,627

	United States— 42.5%
200,000	AES Corp./VA	7.750	10/15/15	220,000
150,000	AES Corp./VA	9.750	04/15/16	177,000
300,000	Ally Financial, Inc.	6.750	12/01/14	312,750
100,000	Ally Financial, Inc.	8.300	02/12/15	106,625
200,000	Ally Financial, Inc.	4.625	06/26/15	207,741
200,000	Ally Financial, Inc.	3.500	07/18/16	206,000
150,000	Ally Financial, Inc., Series 8	6.750	12/01/14	156,187
150,000	American Seafoods Group LLC/American Seafoods Finance, Inc.	10.750	05/15/16	155,625
100,000	AmSouth Bank, Series AI	5.200	04/01/15	104,359
200,000	Ashland, Inc.	3.000	03/15/16	204,750
100,000	Best Buy Co., Inc.	3.750	03/15/16	103,250
150,000	Caesars Entertainment Operating Co., Inc.	5.625	06/01/15	147,750
100,000	Caesars Entertainment Operating Co., Inc.	10.750	02/01/16	80,000
300,000	Caesars Entertainment Operating Co., Inc.	6.500	06/01/16	249,000
156,000	Centex Corp.	5.250	06/15/15	164,580
150,000	CenturyLink, Inc., Series M	5.000	02/15/15	156,000
150,000	Ceridian Corp.(a)	11.250	11/15/15	151,500
150,000	Chesapeake Energy Corp.	9.500	02/15/15	162,375
150,000	Chesapeake Energy Corp.	3.250	03/15/16	151,687
200,000	CIT Group Inc	4.750	02/15/15	206,500
150,000	Clear Channel Communications, Inc.	5.500	09/15/14	149,437
150,000	Clear Channel Communications, Inc.	4.900	05/15/15	145,875
200,000	Constellation Brands, Inc.	7.250	09/01/16	227,750
150,000	D.R. Horton, Inc.	6.500	04/15/16	165,375
133,000	Dean Foods Co.	7.000	06/01/16	147,630
100,000	Dell, Inc.	2.300	09/10/15	100,750
100,000	Dell, Inc.	3.100	04/01/16	101,250
150,000	DISH DBS Corp.	6.625	10/01/14	155,437
100,000	DISH DBS Corp.	7.750	05/31/15	108,500
150,000	DISH DBS Corp.	7.125	02/01/16	165,375
200,000	DPL, Inc.	6.500	10/15/16	216,000
100,000	E*TRADE Financial Corp.	6.750	06/01/16	109,250
150,000	Embarq Corp.	7.082	06/01/16	169,275
150,000	HCA, Inc.	5.750	03/15/14	150,497
150,000	HCA, Inc.	6.375	01/15/15	156,562
250,000	HCA, Inc.	6.500	02/15/16	272,500
150,000	Health Management Associates, Inc.	6.125	04/15/16	167,250
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	7.750	01/15/16	204,150
100,000	iGATE Corp.	9.000	05/01/16	106,125
200,000	International Lease Finance Corp	6.500	09/01/14	206,750
150,000	International Lease Finance Corp., MTN	5.650	06/01/14	152,250
150,000	International Lease Finance Corp.	4.875	04/01/15	155,813
150,000	International Lease Finance Corp.	8.625	09/15/15	166,313
300,000	International Lease Finance Corp.	5.750	05/15/16	322,125
100,000	iStar Financial, Inc., Series 1	5.875	03/15/16	107,500
100,000	Jones Group, Inc. (The)	5.125	11/15/14	103,250
90,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	96,525
150,000	Kinder Morgan, Inc.	5.150	03/01/15	156,188
100,000	Lennar Corp., Series B	5.600	05/31/15	105,500
100,000	Masco Corp.	4.800	06/15/15	104,000
100,000	Masco Corp.	6.125	10/03/16	111,000
150,000	MGM Resorts International	6.625	07/15/15	160,875
150,000	MGM Resorts International	7.500	06/01/16	168,375

Schedule of Investments

$200,000	MGM Resorts International	10.000%	11/01/16	$241,500
150,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.875	04/01/15	152,063
200,000	NII Capital Corp.	10.000	08/15/16	126,000
150,000	Nuveen Investments, Inc.	5.500	09/15/15	153,000
200,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	224,500
150,000	Peabody Energy Corp.	7.375	11/01/16	169,500
100,000	Quicksilver Resources, Inc.	7.125	04/01/16	96,500
200,000	Radio One, Inc.	12.500	05/24/16	202,160
100,000	Rockies Express Pipeline LLC	3.900	04/15/15	100,125
150,000	Royal Caribbean Cruises Ltd.	11.875	07/15/15	171,750
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	168,375
250,000	RR Donnelley & Sons Co.	4.950	04/01/14	251,800
150,000	SLM Corp., MTN	3.875	09/10/15	155,250
150,000	SLM Corp., MTN	6.250	01/25/16	161,813
100,000	SLM Corp., Series A, MTN	5.375	05/15/14	101,250
100,000	SLM Corp., Series A, MTN	5.000	04/15/15	104,500
300,000	Springleaf Finance Corp., Series I, MTN	5.400	12/01/15	315,750
150,000	SUPERVALU, Inc.	8.000	05/01/16	166,125
100,000	Toll Brothers Finance Corp.	4.950	03/15/14	100,475
300,000	Toll Brothers Finance Corp.	5.150	05/15/15	314,250
200,000	Trade & Development Bank of Mongolia LLC, Series E, MTN	8.500	09/20/15	197,615
200,000	United Airlines Inc	6.750	09/15/15	206,500
100,000	Universal Health Services, Inc.	7.125	06/30/16	112,750
100,000	USG Corp.	6.300	11/15/16	107,750

				12,660,432

	Venezuela— 1.0%
100,000	Petroleos de Venezuela SA, Series 2014	4.900	10/28/14	93,000
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	124,950
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	75,000

				292,950

	Total Corporate Bonds (Cost $24,984,450)			25,059,639

	Sovereign Debt Obligations— 13.1%
	Argentina— 1.4%
150,000	Argentina Boden Bonds	7.000	10/03/15	128,471
150,000	City of Buenos Aires Argentina, MTN	12.500	04/06/15	149,250
150,000	Provincia de Buenos Aires	11.750	10/05/15	133,500

				411,221

	Belarus— 0.3%
100,000	Republic of Belarus	8.750	08/03/15	100,750

	Costa Rica— 0.5%
150,000	Costa Rica Government International Bond	6.548	03/20/14	150,825

	Ecuador— 0.5%
150,000	Ecuador Government International Bond	9.375	12/15/15	156,938

	Hungary— 0.4%
100,000	Hungary Government International Bond	4.750	02/03/15	103,050

	Jamaica— 1.1%
300,000	Jamaica Government International Bond	9.000	06/02/15	312,750

	Jordan— 1.0%
300,000	Jordan Government International Bond	3.875	11/12/15	300,000

	Lebanon— 3.6%
200,000	Lebanon Government International Bond	9.000	05/02/14	203,250

Schedule of Investments

$200,000	Lebanon Government International Bond	5.875%	01/15/15	$204,000
450,000	Lebanon Government International Bond	11.625	05/11/16	520,402
150,000	Lebanon Government International Bond, Series E, MTN	7.375	04/14/14	152,250

				1,079,902

	Pakistan— 0.1%
28,000	Pakistan Government International Bond	7.125	03/31/16	27,860

	Portugal— 0.3%
100,000	Portugal Government International Bond, MTN	3.500	03/25/15	101,953

	Sri Lanka— 0.3%
100,000	Sri Lanka Government International Bond	7.400	01/22/15	104,250

	Ukraine— 2.3%
200,000	City of Kiev Ukraine Via CS International	8.000	11/06/15	184,000
200,000	Ukraine Government International Bond	7.950	06/04/14	195,000
150,000	Ukraine Government International Bond	6.875	09/23/15	138,712
200,000	Ukraine Government International Bond	6.580	11/21/16	181,424

				699,136

	Venezuela— 0.9%
150,000	Venezuela Government International Bond	8.500	10/08/14	147,375
150,000	Venezuela Government International Bond	5.750	02/26/16	121,125

				268,500

	Vietnam— 0.4%
100,000	Vietnam Government International Bond	6.875	01/15/16	106,750

	Total Sovereign Debt Obligations (Cost $3,971,523)			3,923,885

	Total Investments (Cost $28,955,973)(b)— 97.3%			28,983,524
	Other assets less liabilities—2.7%			796,499

	Net Assets—100.0%			$29,780,023

Investment Abbreviations:

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Denotes step up bond. The rate indicated is the current coupon as of January 31, 2014.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $27,551 which consisted of aggregate gross unrealized appreciation of $185,970 and aggregate gross unrealized depreciation of $158,419.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.2%
	Ad Valorem Property Tax — 39.9%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,406,673
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	514,520
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	811,600
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,069,190
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,606,845
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	530,165
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,616,505
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	541,515
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,629,629
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,044,440
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	225,985
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	959,530
3,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	2,532,450
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	544,310
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	433,072
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,144,240
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,888,944

				19,499,613

	College Revenue — 1.1%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	516,705

	Electric Power Revenue — 11.4%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,029,260
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,088,420
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	411,576
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,030,070

				5,559,326

	General Fund — 1.1%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	550,457

	Hospital Revenue — 7.3%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	507,495
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,048,900
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,069,170
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	960,233

				3,585,798

	Lease Revenue — 12.4%
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,604,355
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	15,335
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,072,570
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	488,943

Schedule of Investments

$400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250%	01/01/37	$364,592
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,055,220
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	424,188
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,010,710

				6,035,913

	Miscellaneous Revenue — 4.3%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,104,780

	Sales Tax Revenue — 7.3%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,553,130
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	229,632
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,257,660
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	511,370

				3,551,792

	Sewer Revenue — 5.0%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	423,516
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	369,248
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	668,415
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	469,462
30,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	31,789
360,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	381,470
110,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	111,131

				2,455,031

	Special Assessment — 3.3%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,614,390

	Water Revenue — 5.1%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,070,930
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	517,535
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	407,260
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	505,705

				2,501,430

	Total Investments (Cost $48,005,203)(a)(b)— 98.2%			47,975,235
	Other assets less liabilities—1.8%			878,897

	Net Assets—100.0%			$48,854,132

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Schedule of Investments

Notes to Schedule of Investments:

(a)	This table, as of January 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	49.4%
Assured Guaranty Corp.	21.0
National Public Finance Guarantee Corp.	18.7

(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $29,968 which consisted of aggregate gross unrealized appreciation of $1,660,659 and aggregate gross unrealized depreciation of $1,690,627.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.3%
	Ad Valorem Property Tax — 12.8%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,563,660
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,257,730
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,029,970
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	608,700
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,552,900
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	535,615
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,596,270
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,077,670
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	1,976,520
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,707,025
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC	5.000	07/01/31	546,790
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,907,875
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,350,244
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	436,150
36,500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	30,811,475
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	914,092
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,177,240
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,622,400
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,538,325
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,751,996

				69,962,647

	Auto Parking Revenue — 0.9%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,080,320
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,562,675

				4,642,995

	College Revenue — 2.7%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	4,646,698
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,122,280
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,342,168
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,038,260
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,433,650
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	261,435

				14,844,491

	Electric Power Revenue — 3.8%
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,166,825
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	10,269,805
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	914,373
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	556,825
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,359,768
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,224,742
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,030,070

				20,522,408

Schedule of Investments

	General Fund — 0.1%
$500,000	California State Ref. Ser. 07 NATL RE	4.250%	08/01/33	$500,415

	Highway Tolls Revenue — 10.2%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,854,600
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,741,470
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,332,920
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,287,040
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,871,520
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,380,760
8,800,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	9,033,024
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	223,878

				55,725,212

	Hospital Revenue — 15.9%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	727,577
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,784,275
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	507,850
750,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	761,243
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,048,900
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,149,400
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub- Ser 05B AMBAC	5.500	04/01/37	2,685,750
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,048,850
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	310,215
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,600,442
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,179,280
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,060,200
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,483,688
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,987,378
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,064,010
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,043,750
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,730,209
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,680,450
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,491,880
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,014,292
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	479,049
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,229,703
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,028,740
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,213,236
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,484,400
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	518,180
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,024,610
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,575,175

Schedule of Investments

$15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000%	07/01/38	$18,002
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,015,978
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,060,270
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	4,865,649
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,040,280
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	457,254
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,156,231
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	907,800

				86,434,196

	Lease Revenue — 3.7%
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	534,785
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,507,990
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,216,865
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	531,045
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,220,880
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,121,550

				20,133,115

	Miscellaneous Revenue — 6.9%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,053,875
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,644,675
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,036,160
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,157,901
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	568,946
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,041,900
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	5,733,752
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,544,625
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	546,540
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,162,920
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	12,139,318

				37,630,612

	Port, Airport & Marina Revenue — 4.1%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,268,290
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,618,065
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	407,108
2,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/30	2,084,740
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,033,580
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,569,000
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,251,930
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	622,788
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,519,625
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,024,900

				22,400,026

	Recreational Revenue — 0.6%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,462,900

Schedule of Investments

	Sales Tax Revenue — 3.2%
$5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000%	10/01/35	$5,502,629
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,578,675
400,000	Dallas Area Rapid Transit (Sr. Lien) Ser. 07 AMBAC	5.000	12/01/32	416,956
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,372,423
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	301,416
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,122,970
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,072,175
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,045,200
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,054,500

				17,466,944

	Sewer Revenue — 8.4%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	24,755,494
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,619,500
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,022,460
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,425,140
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	4,633,950
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	514,165
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,101,280
35,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	37,087
385,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	407,962
80,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	80,822
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,111,800

				45,709,660

	Special Assessment — 0.8%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,305,040

	Student Loan Revenue — 0.6%
2,930,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,076,178

	Tax Increment Revenue — 2.0%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,081,670
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,394,094
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,258,450

				10,734,214

	Transit Revenue — 4.3%
6,500,000	Metropolitan Transportation Auth. Rev. Ser. 12E AGM	5.000	11/15/42	6,742,645
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	418,240
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,222,350

				23,383,235

	Water Revenue — 15.3%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,998,465
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,052,860
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,257,956
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,365,222
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	205,622
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,054,160

Schedule of Investments

$5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000%	07/01/36	$5,761,676
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,477,770
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,035,070
760,000	Erie Pennsylvania Water Auth. Rev. Ser.12 AGM	4.000	12/01/47	649,891
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,572,375
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,998,293
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	6,949,515
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,096,410
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	21,680,000
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,585,665
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,130,910
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,328,800
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,641,175
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,041,880
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	902,361
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,191,130
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,298,806
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,027,180

				83,303,192

	Total Investments (Cost $513,683,119)(a)(b)— 96.3%			524,237,480
	Other assets less liabilities—3.7%			20,316,726

	Net Assets—100.0%			$544,554,206

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

NATL RE - National Public Finance Guarantee Corp.

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	This table, as of January 31, 2014, provides a listing for those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	55.5%
Assured Guaranty Corp.	34.3

(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $10,554,361 which consisted of aggregate gross unrealized appreciation of $23,750,724 and aggregate gross unrealized depreciation of $13,196,363.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.1%
	Ad Valorem Property Tax — 5.5%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$903,940
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	689,117
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	844,150

				2,437,207

	College Revenue — 11.0%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,726,155
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,632,000
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment
	Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	522,870

				4,881,025

	Electric Power Revenue — 19.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,044,210
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,238,725
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	186,010

				8,468,945

	Highway Tolls Revenue — 7.8%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,038,380
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	619,938
2,000,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,791,020

				3,449,338

	Hospital Revenue — 3.8%
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	616,422
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,053,300

				1,669,722

	Income Tax Revenue — 1.1%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	507,100

	Industrial Revenue — 3.2%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,413,746

	Miscellaneous Revenue — 9.9%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,732,700
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,037,910
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	602,628

				4,373,238

	Port, Airport & Marina Revenue — 4.8%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,058,220
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,053,780

				2,112,000

	Recreational Revenue — 6.6%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,308,600
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	605,796

				2,914,396

	Sales Tax Revenue — 8.6%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	229,632

Schedule of Investments

$790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000%	08/01/40	$654,807
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,203,162
1,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	1,731,033

				3,818,634

	Sewer Revenue — 4.7%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,060,600

	Transit Revenue — 4.9%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	604,704
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,565,670

				2,170,374

	Water Revenue — 6.0%
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	599,976
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,036,300

				2,636,276

	Total Investments (Cost $43,928,209)(a)(b)— 97.1%			42,912,601
	Other assets less liabilities—2.9%			1,264,127

	Net Assets—100.0%			$44,176,728

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	This table, as of January 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	37.6%
Assured Guaranty Corp.	17.7
Berkshire Hathaway Assurance Corp.	16.9
National Public Finance Guarantee Corp.	14.5
American Municipal Bond Assurance Corp.	9.5

(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,015,608 which consisted of aggregate gross unrealized appreciation of $1,339,785 and aggregate gross unrealized depreciation of $2,355,393.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 97.8%
		Australia— 4.6%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$219,346
AUD	500,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	434,729
EUR	750,000	BHP Billiton Finance Ltd., Series E, MTN	2.250	09/25/20	1,036,873
GBP	350,000	BHP Billiton Finance Ltd., Series E, MTN	3.250	09/25/24	548,624
EUR	400,000	Commonwealth Bank of Australia, Series E, MTN	5.500	08/06/19	631,519
EUR	350,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	543,705
AUD	1,050,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	977,754
EUR	250,000	National Australia Bank Ltd., Series E, MTN	4.625	02/10/20	378,021
EUR	250,000	National Australia Bank Ltd., Series E, MTN	2.750	08/08/22	352,108
EUR	350,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	535,883
GBP	200,000	QBE Insurance Group Ltd., MTN	6.125	09/28/15	350,270
EUR	300,000	Telstra Corp. Ltd., Series E, MTN	3.500	09/21/22	442,756
EUR	300,000	Telstra Corp. Ltd., Series E, MTN	2.500	09/15/23	407,356
AUD	600,000	Westpac Banking Corp., MTN	7.250	11/18/16	574,083
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	302,041
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	276,523
GBP	200,000	WT Finance AUST Pty Ltd.	5.500	06/27/17	367,262

					8,378,853

		Austria— 0.4%
EUR	250,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.250	10/31/16	333,827
EUR	300,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	400,528

					734,355

		Belgium— 0.9%
GBP	300,000	Anheuser-Busch InBev NV, Series E, MTN	6.500	06/23/17	569,408
GBP	150,000	Anheuser-Busch InBev NV, Series E, MTN	9.750	07/30/24	376,957
GBP	200,000	Anheuser-Busch InBev NV, Series E, MTN	4.000	09/24/25	338,015
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500	03/27/17	298,422

					1,582,802

		Canada— 13.8%
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	374,227
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	508,795
CAD	550,000	Bank of Montreal, Series DPNT	2.390	07/12/17	500,365
CAD	1,100,000	Bank of Montreal, Series DPNT	2.240	12/11/17	991,485
CAD	400,000	Bank of Montreal, Series DPNT	6.020	05/02/18	413,550
CAD	1,000,000	Bank of Montreal, Series DPNT	3.210	09/13/18	930,266
CAD	400,000	Bank of Montreal, Series DPNT	2.840	06/04/20	359,747
CAD	400,000	Bank of Montreal, Series DPNT	3.400	04/23/21	368,207
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	303,520
CAD	500,000	Bank of Nova Scotia	2.242	03/22/18	449,401
CAD	850,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	782,325
CAD	950,000	Bank of Nova Scotia, Series DPNT	2.598	02/27/17	870,742
CAD	450,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	432,096
CAD	1,200,000	Bank of Nova Scotia, Series DPNT	2.370	01/11/18	1,085,742
CAD	500,000	Bank of Nova Scotia, Series DPNT	3.270	01/11/21	457,944
CAD	275,000	Bell Canada	3.600	12/02/15	255,172
CAD	300,000	Bell Canada	3.350	06/18/19	275,827
CAD	575,000	Bell Canada, MTN	4.400	03/16/18	553,551
CAD	350,000	Bell Canada, MTN	3.250	06/17/20	316,816
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	432,531
CAD	500,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	455,204
CAD	600,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	551,072
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.750	06/01/16	450,217
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	770,096
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	812,858
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	601,469
CAD	450,000	Rogers Communications, Inc.	5.800	05/26/16	439,502
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	629,535
CAD	700,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	643,162
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	660,597
CAD	1,300,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	1,178,121

Schedule of Investments

CAD	1,200,000	Royal Bank of Canada, Series DPNT	2.260%	03/12/18	$1,078,897
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	917,279
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	916,911
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	915,225
CAD	650,000	Shaw Communications, Inc.	5.650	10/01/19	659,351
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	477,377
CAD	150,000	TELUS Corp., Series CG	5.050	12/04/19	150,129
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	500,888
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	416,416
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	2.433	08/15/17	1,002,347
CAD	600,000	Toronto-Dominion Bank (The), Series DPNT	2.171	04/02/18	538,200

					25,427,162

		Denmark— 1.3%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	362,467
EUR	200,000	Danske Bank A/S, Series E, MTN	2.500	07/09/15	276,904
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	216,466
GBP	250,000	DONG Energy A/S, Series E, MTN	4.875	01/12/32	423,488
NOK	5,000,000	NYKREDIT Bank A/S	5.000	08/21/18	839,087
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	277,299

					2,395,711

		Finland— 0.2%
EUR	300,000	Fortum OYJ, Series E, MTN	2.250	09/06/22	400,884

		France— 15.1%
EUR	350,000	Areva SA, Series E, MTN	3.875	09/23/16	504,577
EUR	150,000	Autoroutes du Sud de la France SA, Series E, MTN	5.625	07/04/22	250,896
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	2.000	09/19/19	272,061
EUR	500,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.125	07/20/20	762,340
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	293,242
EUR	300,000	Banque Federative DU Credit Mutuel SA, Series E, MTN	2.625	02/24/21	416,637
EUR	200,000	BNP Paribas Fortis SA, Series E, MTN	5.757	10/04/17	309,106
EUR	500,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	767,874
EUR	300,000	BNP Paribas SA, Series E, MTN	2.000	01/28/19	411,192
EUR	550,000	BNP Paribas SA, Series E, MTN	2.500	08/23/19	770,343
EUR	700,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	1,046,481
EUR	300,000	BNP Paribas SA, Series E, MTN	2.875	10/24/22	416,699
EUR	100,000	Bouygues SA	4.250	07/22/20	152,541
EUR	200,000	BPCE SA	4.625	07/18/23	290,087
EUR	250,000	BPCE SA, Series E, MTN	3.750	07/21/17	365,946
EUR	200,000	BPCE SA, Series E, MTN	4.500	02/10/22	312,916
EUR	200,000	Carrefour SA, Series E, MTN	1.750	05/22/19	270,018
EUR	200,000	Carrefour SA, Series E, MTN	4.000	04/09/20	300,804
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	149,495
EUR	300,000	Casino Guichard Perrachon SA, Series E, MTN	3.157	08/06/19	426,007
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	211,464
EUR	200,000	Cie de St-Gobain, Series E, MTN	4.750	04/11/17	301,270
EUR	150,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	239,724
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	546,323
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	236,562
EUR	500,000	Credit Agricole SA/London, Series E, MTN	3.875	02/13/19	751,309
EUR	300,000	Credit Agricole SA/London, Series E, MTN	2.375	11/27/20	410,971
EUR	500,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	832,834
EUR	100,000	Credit Mutuel Arkea SA, Series E, MTN	5.000	06/28/17	152,373
EUR	300,000	Electricite de France, Series E, MTN	6.250	01/25/21	518,106
EUR	600,000	Electricite de France, Series E, MTN	2.750	03/10/23	830,491
EUR	400,000	Electricite de France, Series E, MTN	4.625	09/11/24	633,591
EUR	400,000	Electricite de France, Series E, MTN	4.125	03/25/27	609,819
GBP	350,000	Electricite de France, Series E, MTN	6.250	05/30/28	687,798
GBP	600,000	Electricite de France, Series E, MTN	6.125	06/02/34	1,166,908
GBP	400,000	Electricite de France, Series E, MTN	5.500	10/17/41	723,210
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	341,010
GBP	300,000	GDF Suez, Series E, MTN	6.125	02/11/21	586,917
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,485,873
EUR	100,000	GIE GDF SUEZ Alliance, Series E, MTN	5.750	06/24/23	172,046
GBP	850,000	Orange SA, Series E, MTN	5.000	05/12/16	1,498,846
EUR	750,000	Orange SA, Series E, MTN	3.875	04/09/20	1,119,768
EUR	150,000	Orange SA, Series E, MTN	3.875	01/14/21	224,446
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	300,029
EUR	200,000	Sanofi, Series E, MTN	1.875	09/04/20	272,778
EUR	100,000	Societe Des Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	149,865
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	288,297
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	216,548

Schedule of Investments

GBP	300,000	Societe Generale SA, Series E, MTN	5.400%	01/30/18	$539,129
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	475,875
EUR	300,000	Societe Generale SA, Series E, MTN	4.250	07/13/22	465,199
GBP	500,000	Societe Nationale des Chemins de Fer Francais, Series E, MTN	5.375	03/18/27	946,329
GBP	250,000	Total Capital SA, Series E, MTN	3.875	12/14/18	444,878
EUR	250,000	Total Capital SA, Series E, MTN	4.875	01/28/19	396,537
EUR	100,000	Vinci SA, Series E, MTN	4.125	02/20/17	147,347
EUR	300,000	Vivendi SA, Series E, MTN	4.750	07/13/21	462,431

					27,876,163

		Germany— 8.7%
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	395,319
EUR	500,000	Allianz Finance II BV, Series E, MTN	3.500	02/14/22	744,645
EUR	250,000	BASF SE, Series 10Y	2.000	12/05/22	336,496
EUR	400,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	593,305
GBP	250,000	BMW Finance NV, Series E, MTN	3.375	12/14/18	432,386
EUR	450,000	BMW Finance NV, Series E, MTN	3.250	01/14/19	661,239
EUR	300,000	BMW US Capital LLC, Series E, MTN	1.000	07/18/17	405,185
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	218,613
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	374,822
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	295,820
NOK	2,700,000	Daimler International Finance BV, Series E, MTN	3.625	01/20/16	442,320
EUR	300,000	Deutsche Bahn Finance BV, Series E, MTN	4.875	03/12/19	477,488
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	231,477
EUR	350,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	531,014
EUR	300,000	Deutsche Bank AG, Series E, MTN	2.375	01/11/23	407,812
EUR	400,000	Deutsche Telekom International Finance BV, Series E, MTN	2.125	01/18/21	547,018
GBP	100,000	Deutsche Telekom International Finance BV, Series E, MTN	6.500	04/08/22	196,939
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	771,373
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,831,856
NOK	2,000,000	Linde AG, Series E, MTN	2.750	09/28/17	324,910
EUR	300,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	470,531
EUR	600,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	1,000,756
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	389,857
GBP	800,000	RWE Finance BV, Series E, MTN	4.750	01/31/34	1,307,876
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	137,278
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	402,076
EUR	100,000	Siemens Financieringsmaatschappij NV, Series E, MTN	2.875	03/10/28	137,707
GBP	500,000	Siemens Financieringsmaatschappij NV, Series E, MTN	3.750	09/10/42	746,434
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	208,582
EUR	450,000	Volkswagen International Finance NV, Series E, MTN	3.250	01/21/19	661,174
EUR	300,000	Volkswagen Leasing GmbH, Series E, MTN	2.375	09/06/22	409,623

					16,091,931

		Hong Kong— 0.3%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500	06/06/17	353,317
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	222,917

					576,234

		Italy— 8.3%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	463,131
EUR	250,000	Atlantia SpA	3.625	11/30/18	361,650
EUR	500,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	718,574
EUR	200,000	Atlantia SpA, Series E, MTN	4.500	02/08/19	302,003
GBP	300,000	Atlantia SpA, Series E, MTN	6.250	06/09/22	559,959
EUR	100,000	Enel Finance International NV, Series E, MTN	4.125	07/12/17	146,303
EUR	550,000	Enel Finance International NV, Series E, MTN	4.875	03/11/20	837,200
EUR	250,000	Enel Finance International NV, Series E, MTN	5.000	09/14/22	381,724
EUR	200,000	Enel Finance International NV, Series E, MTN	4.875	04/17/23	301,969
GBP	350,000	Enel Finance International NV, Series E, MTN	5.625	08/14/24	612,275
EUR	750,000	Enel Finance International NV, Series G, MTN	5.750	10/24/18	1,180,552
EUR	200,000	Enel SpA	4.875	02/20/18	299,017
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,208,760
EUR	400,000	Eni SpA	4.125	09/16/19	603,996
EUR	400,000	Eni SpA, Series E, MTN	4.250	02/03/20	607,606
EUR	150,000	Eni SpA, Series E, MTN	4.000	06/29/20	225,685
EUR	300,000	Eni SpA, Series E, MTN	3.250	07/10/23	421,161
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	565,499
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	09/19/16	428,966
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	5.000	02/28/17	441,988
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.375	10/15/19	581,413
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	288,455
EUR	100,000	Snam SpA, Series E, MTN	3.875	03/19/18	146,474
EUR	200,000	Snam SpA, Series E, MTN	5.000	01/18/19	308,799

Schedule of Investments

EUR	300,000	Snam SpA, Series E, MTN	3.500%	02/13/20	$432,482
GBP	500,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	913,648
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	556,759
EUR	250,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.125	02/17/17	366,255
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	156,991
EUR	300,000	UniCredit SpA, Series E, MTN	4.875	03/07/17	439,532
EUR	300,000	UniCredit SpA, Series E, MTN	3.375	01/11/18	420,242

					15,279,068

		Japan— 0.9%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	305,924
JPY	30,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	343,027
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	990,292

					1,639,243

		Netherlands— 8.2%
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	1,027,559
EUR	450,000	ABN AMRO Bank NV, Series E, MTN	4.125	03/28/22	682,075
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	7.125	07/06/22	329,975
EUR	200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.875	07/25/23	279,651
		BA/Netherlands
GBP	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	09/19/22	1,293,601
		BA/Netherlands, Series 2541
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.375	04/21/17	723,842
		BA/Netherlands, Series E, MTN
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	01/15/18	458,888
		BA/Netherlands, Series E, MTN
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.500	10/17/18	220,803
		BA/Netherlands, Series E, MTN
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/12/21	1,139,332
		BA/Netherlands, Series E, MTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	06/06/22	793,398
		BA/Netherlands, Series E, MTN
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	09/14/22	937,761
		BA/Netherlands, Series E, MTN
GBP	250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	5.250	09/14/27	431,719
		BA/Netherlands, Series E, MTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/14/20	757,717
		BA/Netherlands, Series G, MTN
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.750	11/09/20	860,316
		BA/Netherlands, Series G, MTN
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	01/11/22	980,572
		BA/Netherlands, Series G, MTN
EUR	250,000	Heineken NV, Series E, MTN	2.125	08/04/20	340,550
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	432,093
EUR	200,000	ING Bank NV, Series E, MTN	1.875	02/27/18	275,141
GBP	350,000	ING Bank NV, Series E, MTN	5.375	04/15/21	649,640
EUR	450,000	ING Bank NV, Series E, MTN	4.500	02/21/22	701,781
EUR	350,000	ING Groep NV, Series E, MTN	4.750	05/31/17	526,153
EUR	300,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	437,066
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	451,027
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	384,857

					15,115,517

		Norway— 1.2%
EUR	250,000	DNB Bank ASA, MTN	4.375	02/24/21	389,055
EUR	275,000	DNB Bank ASA, Series E, MTN	3.875	06/29/20	417,185
EUR	250,000	DNB Bank ASA, Series E, MTN	4.250	01/18/22	386,522
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	424,610
GBP	250,000	Statoil ASA, Series E, MTN	6.875	03/11/31	557,138
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	76,213

					2,250,723

		Spain— 7.0%
EUR	250,000	Abbey National Treasury Services PLC/London, Series E, MTN	1.750	01/15/18	339,807
EUR	250,000	Abertis Infraestructuras SA	4.625	10/14/16	365,953
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	150,689
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	138,472
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	210,484
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	4.375	09/21/15	283,727
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	3.250	03/21/16	280,261
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	3.750	01/17/18	288,668
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	420,948
EUR	300,000	CaixaBank SA, Series E, MTN	3.250	01/22/16	420,151
EUR	200,000	CaixaBank SA, Series E, MTN	2.500	04/18/17	275,228

Schedule of Investments

EUR	150,000	Gas Natural Capital Markets SA, Series 5, MTN	4.375%	11/02/16	$219,879
EUR	300,000	HIT Finance BV	5.750	03/09/18	466,534
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	299,175
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	809,577
EUR	200,000	Iberdrola International BV, Series E, MTN	4.250	10/11/18	300,167
EUR	200,000	Mapfre SA	5.125	11/16/15	287,215
EUR	200,000	Repsol International Finance BV, Series E, MTN	4.875	02/19/19	304,592
EUR	200,000	Repsol International Finance BV, Series E, MTN	2.625	05/28/20	270,227
EUR	200,000	Repsol International Finance BV, Series E, MTN	3.625	10/07/21	281,779
EUR	100,000	Santander International Debt SAU, Series E, MTN	4.500	05/18/15	140,592
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.625	03/21/16	720,195
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.000	03/27/17	721,650
EUR	100,000	Santander International Debt SAU, Series E, MTN	4.125	10/04/17	146,311
EUR	200,000	Santander International Debt SAU, Series E, MTN	4.000	01/24/20	292,218
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	295,119
EUR	300,000	Telefonica Emisiones SAU, Series E, MTN	4.797	02/21/18	450,402
EUR	350,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	527,977
EUR	200,000	Telefonica Emisiones SAU, Series E, MTN	4.710	01/20/20	299,658
GBP	300,000	Telefonica Emisiones SAU, Series E, MTN	5.597	03/12/20	534,581
GBP	500,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	870,379
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,440,640

					12,853,255

		Sweden— 3.3%
SEK	1,000,000	Electrolux AB, Series E, MTN	4.500	06/08/16	162,627
GBP	550,000	Nordea Bank AB, Series E, MTN	2.125	11/13/19	879,828
EUR	350,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	525,610
EUR	200,000	Nordea Bank AB, Series E, MTN	4.000	06/29/20	305,600
EUR	200,000	Nordea Bank AB, Series E, MTN	3.250	07/05/22	292,637
SEK	1,000,000	SBAB Bank AB, Series E, MTN	3.000	10/11/18	155,308
EUR	200,000	Skandinaviska Enskilda Banken AB, Series G, MTN	1.875	11/14/19	272,379
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	421,947
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	08/27/20	413,680
EUR	400,000	Svenska Handelsbanken AB, Series E, MTN	4.375	10/20/21	628,213
EUR	200,000	Swedbank AB, Series E, MTN	3.375	02/09/17	288,867
SEK	5,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	792,544
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	518,148
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	5.000	12/08/16	164,571
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	226,628

					6,048,587

		Switzerland— 3.9%
EUR	200,000	ABB Finance BV, Series E, MTN	2.625	03/26/19	285,521
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	769,411
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	470,536
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	599,445
GBP	300,000	Glencore Finance Europe SA, Series E, MTN	6.500	02/27/19	561,385
NOK	1,500,000	Nestle Holdings, Inc., Series E, MTN	2.250	11/20/17	242,182
EUR	200,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	293,241
EUR	250,000	Roche Finance Europe BV, Series E, MTN	2.000	06/25/18	353,475
EUR	500,000	Roche Holdings, Inc., Series E, MTN	6.500	03/04/21	884,799
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	749,462
CHF	700,000	Swisscom AG	3.250	09/14/18	867,948
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	527,307
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	161,345
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	393,942

					7,159,999

		United Kingdom— 19.7%
GBP	200,000	ABP Finance PLC, Series E, MTN	6.250	12/14/26	388,663
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	844,148
EUR	300,000	Barclays Bank PLC, Series E, MTN	6.000	01/14/21	467,032
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	2,056,671
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	955,108
GBP	400,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	852,002
GBP	350,000	BAT International Finance PLC, Series E, MTN	4.000	09/04/26	583,079
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	304,331
GBP	450,000	BG Energy Capital PLC, Series E, MTN	5.125	12/01/25	816,308
GBP	400,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	706,289
GBP	200,000	BP Capital Markets PLC, MTN	4.325	12/10/18	359,302
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	222,586
GBP	400,000	British Telecommunications PLC	5.750	12/07/28	749,250
GBP	250,000	British Telecommunications PLC, Series E, MTN	6.625	06/23/17	470,806
GBP	200,000	British Telecommunications PLC, Series E, MTN	6.375	06/23/37	404,214
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	416,670

Schedule of Investments

GBP	750,000	Centrica PLC, Series E, MTN	6.375%	03/10/22	$1,477,219
GBP	200,000	Centrica PLC, Series E, MTN	4.375	03/13/29	331,294
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	460,390
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	946,943
GBP	250,000	GlaxoSmithKline Capital PLC, Series E, MTN	4.250	12/18/45	404,827
GBP	400,000	Heathrow Funding Ltd., Series E, MTN	7.125	02/14/24	790,473
GBP	1,000,000	Heathrow Funding Ltd., Series E, MTN	6.750	12/03/26	2,071,099
CAD	200,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	184,615
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	753,957
CAD	250,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	227,210
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	181,055
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	292,639
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	679,418
EUR	200,000	HSBC France SA, Series E, MTN	1.875	01/16/20	270,764
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	499,664
EUR	250,000	HSBC Holdings PLC, Series E, MTN	6.000	06/10/19	395,396
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,325,207
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	631,989
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	602,743
GBP	400,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	887,429
GBP	450,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	828,768
EUR	100,000	Lloyds Bank PLC, Series E, MTN	5.375	09/03/19	161,584
EUR	300,000	Lloyds Bank PLC, Series E, MTN	6.500	03/24/20	476,479
GBP	924,000	Lloyds Bank PLC, Series E, MTN	7.625	04/22/25	1,852,294
GBP	200,000	Motability Operations Group PLC, Series E, MTN	5.250	09/28/16	359,680
GBP	250,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	471,807
GBP	300,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	529,647
GBP	100,000	Rolls-Royce PLC	6.750	04/30/19	197,229
GBP	550,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,016,935
GBP	100,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.625	09/17/18	193,742
EUR	250,000	Royal Bank of Scotland PLC (The), Series E, MTN	5.375	09/30/19	395,946
EUR	300,000	Royal Bank of Scotland PLC (The), Series E, MTN	5.500	03/23/20	480,509
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	7.500	04/29/24	427,434
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	675,705
GBP	150,000	Scottish Widows PLC	7.000	06/16/43	275,879
GBP	200,000	Severn Trent Utilities Finance PLC, Series E, MTN	3.625	01/16/26	320,710
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	238,177
GBP	600,000	Standard Chartered Bank, Series E, MTN	7.750	04/03/18	1,153,303
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	218,150
EUR	300,000	Standard Chartered PLC, Series E, MTN	4.125	01/18/19	449,902
GBP	300,000	Tesco PLC, Series E, MTN	6.125	02/24/22	566,690
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	374,930
GBP	200,000	Transport for London, Series E, MTN	3.875	07/23/42	318,613
GBP	200,000	Vodafone Group PLC, Series E, MTN	5.375	12/05/17	368,575

					36,363,478

		Total Corporate Bonds (Cost $173,744,238)			180,173,965

		Certificate of Deposit — 0.2%
		Australia— 0.2%
		Commonwealth Bank of Australia
AUD	450,000	(Cost $423,505)	6.500	07/21/15	411,663

		Total Investments
		(Cost $174,167,743)(b)— 98.0%			180,585,628
		Other assets less liabilities—2.0%			3,690,040

		Net Assets—100.0%			$184,275,668

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debt Issuance Program

DPNT - Deposit Notes

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Schedule of Investments

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $174,173,162. The net unrealized appreciation was $6,412,466 which consisted of aggregate gross unrealized appreciation of $9,024,324 and aggregate gross unrealized depreciation of $2,611,858.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.0%
	Capital Markets - 15.7%
198,835	Affiliated Managers Group, Inc., 6.38%	$4,724,320
112,717	Ameriprise Financial, Inc., 7.75%	2,913,734
180,638	Apollo Investment Corp., 6.88%	4,131,191
422,096	Ares Capital Corp., 7.00%	10,974,496
397,555	Bank of New York Mellon Corp. (The), 5.20%	8,499,726
57,473	BGC Partners, Inc., 8.13%	1,511,540
289,118	Charles Schwab Corp. (The), 6.00%, Series B	6,846,314
1,225,921	Deutsche Bank Capital Funding Trust IX, 6.63% (Germany)	30,782,876
560,937	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	14,775,081
1,983,518	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	53,475,645
723,413	Goldman Sachs Group, Inc. (The), 5.50%, Series J	16,725,308
526,492	Goldman Sachs Group, Inc. (The), 5.95%	11,740,772
618,612	Goldman Sachs Group, Inc. (The), 6.13%	15,446,742
388,897	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,177,969
322,034	Goldman Sachs Group, Inc. (The), 6.50%	8,331,020
514,800	Morgan Stanley, 6.88%	13,086,216
721,606	Morgan Stanley, 7.13%, Series E	18,805,052
2,478,771	Morgan Stanley Capital Trust VII, 6.60%	61,820,549
205,796	Raymond James Financial, Inc., 6.90%	5,299,247
59,512	Solar Capital Ltd., 6.75%	1,288,435
306,273	State Street Corp., 5.25%, Series C	6,756,382
181,548	Stifel Financial Corp., 6.70%	4,734,772

		311,847,387

	Chemicals - 0.1%
27,218	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,409,065

	Commercial Banks - 30.2%
3,115,688	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	79,543,515
1,360,585	BB&T Corp., 5.63%, Series E	29,388,636
178,482	BB&T Corp., 5.85%	4,040,832
98,221	City National Corp., 5.50%, Series C	1,996,833
46,602	City National Corp., 6.75%, Series D	1,232,623
88,336	Cullen/Frost Bankers, Inc., 5.38%	1,919,541
287,200	Fifth Third Bancorp, 6.63%, Series I(b)	7,323,600
52,431	First Horizon National Corp., 6.20%, Series A	1,142,471
202,223	First Niagara Financial Group, Inc., 8.63%, Series B	5,789,644
116,510	First Republic Bank, 5.50%	2,387,290
105,510	First Republic Bank, 6.20%, Series B	2,478,430
173,513	First Republic Bank, 6.70%, Series A	4,284,036
93,631	First Republic Bank, 7.00%	2,389,463
44,409	FirstMerit Corp., 5.88%, Series A	950,353
2,300,815	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	61,822,899
2,105,638	HSBC Holdings PLC, 8.13% (United Kingdom)	54,051,727
522,092	Lloyds Banking Group PLC, 7.75% (United Kingdom)	13,986,845
1,098,264	PNC Financial Services Group, Inc. (The), 6.13%, Series P	27,983,767

406,084	RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	$8,730,806
308,325	Regions Financial Corp., 6.38%, Series A	7,187,056
926,654	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	19,144,672
799,455	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	17,603,999
437,037	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	9,667,258
791,937	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	17,866,099
802,124	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	18,336,555
1,032,103	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	25,327,808
580,415	Santander Finance Preferred SAU, 10.50%, Series 10 (Spain)	15,375,193
271,948	SunTrust Banks, Inc., 5.88%, Series E	5,950,222
63,153	TCF Financial Corp., 6.45%, Series B	1,492,305
81,653	TCF Financial Corp., 7.50%	2,082,968
149,449	Texas Capital Bancshares, Inc., 6.50%, Series A	3,476,184
1,157,194	U.S. Bancorp, 6.00%, Series G	31,892,267
330,534	U.S. Bancorp, 6.50%, Series F	8,973,998
66,569	Webster Financial Corp., 6.40%, Series E	1,504,459
307,586	Wells Fargo & Co., 5.13%, Series O	6,640,782
304,332	Wells Fargo & Co., 5.20%	6,467,055
844,005	Wells Fargo & Co., 5.85%	20,382,721
145,563	Wells Fargo & Co., 6.63%(b)	3,829,762
2,021,619	Wells Fargo & Co., 8.00%, Series J	57,636,358
190,511	Zions Bancorp, 5.75%, Series H	3,958,819
90,018	Zions Bancorp, 7.90%, Series F	2,461,992

		598,701,843

	Commercial Services & Supplies - 0.7%
238,904	NuStar Logistics LP, 7.63%	6,271,230
54,178	Pitney Bowes, Inc., 5.25%	1,381,539
257,577	Pitney Bowes, Inc., 6.70%	6,429,122

		14,081,891

	Consumer Finance - 4.5%
274,947	Ally Financial, Inc., 7.38%	6,964,408
350,192	Ally Financial, Inc., 8.50%, Series A	9,465,690
534,643	Capital One Financial Corp., 6.00%, Series B	12,184,514
360,866	Discover Financial Services, 6.50%, Series B	8,617,480
1,708,780	GMAC Capital Trust I, 8.13%, Series 2	46,786,396
284,712	SLM Corp., 6.00%	5,719,864

		89,738,352

	Diversified Financial Services - 18.7%
446,088	BAC Capital Trust VIII, 6.00%	11,174,504
320,977	Bank of America Corp., 6.20%, Series D	7,896,034
1,074,267	Bank of America Corp., 6.38%, Series 3	26,255,086
627,051	Bank of America Corp., 6.63%, Series I	15,952,178
30,646	Bank of America Corp., 7.25%, Series L	34,280,922
231,383	Citigroup Capital XI, 6.00%	5,793,830
2,531,680	Citigroup Capital XIII, 7.88%	68,684,478
1,061,729	Citigroup, Inc., 6.88%, Series K	27,286,435
1,256,472	Countrywide Capital V, 7.00%	31,550,012
60,678	GAMCO Global Gold Natural Resources & Income Trust, 5.00%	1,222,662
535,242	General Electric Capital Corp., 4.70%	10,972,461
928,261	General Electric Capital Corp., 4.88%	19,813,058
186,419	ING Groep NV, 6.38% (Netherlands)	4,526,253
1,524,853	ING Groep NV, 7.38% (Netherlands)	38,716,018
672,062	JPMorgan Chase & Co., 5.45%, Series P	14,180,508
501,153	JPMorgan Chase & Co., 5.50%, Series O	10,629,455
200,000	JPMorgan Chase & Co., 6.70%, Series T(b)	4,960,000
1,011,232	JPMorgan Chase Capital XXIX, 6.70%	25,998,775
253,282	KKR Financial Holdings LLC, 7.38%, Series A	6,223,139

Schedule of Investments(a)

199,673	KKR Financial Holdings LLC, 8.38%	$5,397,161

		371,512,969

	Diversified Telecommunication - 2.4%
617,920	Qwest Corp., 6.13%	12,698,256
470,177	Qwest Corp., 7.00%	11,344,053
373,376	Qwest Corp., 7.38%	9,338,134
265,650	Qwest Corp., 7.50%	6,667,815
300,000	Verizon Communications, Inc., 5.90%(b)	7,596,000

		47,644,258

	Electric Utilities - 4.2%
160,596	Alabama Power Co., 6.45%	4,193,162
139,803	BGE Capital Trust II, 6.20%	3,411,193
302,079	Duke Energy Corp., 5.13%	6,473,553
28,896	Entergy Arkansas, Inc., 4.90%	608,839
190,976	Entergy Arkansas, Inc., 5.75%	4,629,258
129,359	Entergy Louisiana LLC, 5.25%	2,963,615
145,218	Entergy Mississippi, Inc., 6.00%	3,608,667
270,743	Entergy Texas, Inc., 7.88%	7,012,244
121,300	Interstate Power & Light Co., 5.10%, Series D	2,604,311
467,895	NextEra Energy Capital Holdings, Inc., 5.00%	8,946,152
360,889	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	7,163,647
174,144	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	3,731,906
378,909	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	8,286,740
294,031	PPL Capital Funding, Inc., 5.90%, Series B	6,686,265
571,865	SCE Trust I, 5.63%	12,380,877

		82,700,429

	Insurance - 12.1%
1,542,453	Aegon NV, 6.38% (Netherlands)	37,712,976
389,871	Aegon NV, 8.00% (Netherlands)	10,869,604
312,710	Aflac, Inc., 5.50%	7,060,992
289,808	Allstate Corp. (The), 5.10%	7,071,315
193,597	Allstate Corp. (The), 5.63%	4,357,868
219,595	Allstate Corp. (The), 6.75%, Series C	5,643,592
289,367	American Financial Group, Inc., 6.38%	7,182,089
199,497	Arch Capital Group Ltd., 6.75%, Series C	4,957,500
76,955	Argo Group US, Inc., 6.50%	1,639,911
142,546	Aspen Insurance Holdings Ltd., 5.95%	3,435,359
185,087	Aspen Insurance Holdings Ltd., 7.25%	4,710,464
246,274	Assured Guaranty Municipal Holdings, Inc., 6.25%	5,469,746
245,152	Aviva PLC, 8.25% (United Kingdom)	6,751,486
123,980	Axis Capital Holdings Ltd., 5.50%	2,452,324
273,948	Axis Capital Holdings Ltd., 6.88%, Series C	6,799,389
97,717	Endurance Specialty Holdings Ltd., 7.50%, Series B	2,511,327
151,932	Endurance Specialty Holdings Ltd., 7.75%, Series A	3,965,425
98,843	Hanover Insurance Group, Inc. (The), 6.35%	2,137,974
351,731	Hartford Financial Services Group, Inc., 7.88%	10,312,753
218,628	Maiden Holdings Ltd., 8.25%, Series A	5,400,112
102,344	Maiden Holdings North America Ltd., 7.75%(b)	2,333,443
946,565	MetLife, Inc., 6.50%, Series B	23,597,865
83,938	Montpelier Re Holdings Ltd., 8.88% (Bermuda)	2,231,072
253,142	PartnerRe Ltd., 5.88%, Series F	5,379,268
219,647	PartnerRe Ltd., 7.25%, Series E	5,673,482
322,721	Principal Financial Group, Inc., 6.52%, Series B	7,906,665
333,857	Protective Life Corp., 6.25%	7,718,774
435,397	Prudential Financial, Inc., 5.70%	9,604,858
322,352	Prudential Financial, Inc., 5.75%	7,172,332
317,117	Prudential PLC, 6.50% (United Kingdom)	7,959,637

234,621	Reinsurance Group of America, Inc., 6.20%	$5,942,950
238,580	RenaissanceRe Holdings Ltd., 5.38%, Series E	4,683,325
113,073	Selective Insurance Group, Inc., 5.88%	2,347,395
59,523	Torchmark Corp., 5.88%	1,374,981
213,719	WR Berkley Corp., 5.63%	4,558,626

		238,926,879

	Machinery - 0.5%
466,258	Stanley Black & Decker, Inc., 5.75%	10,556,081

	Media - 0.2%
168,674	Comcast Corp., 5.00%	3,702,394

	Multi-Utilities - 1.4%
407,460	Dominion Resources, Inc., 8.38%, Series A	10,532,841
296,881	DTE Energy Co., 6.50%	7,347,805
244,060	Integrys Energy Group, Inc., 6.00%	5,952,623
70,249	Pacific Gas & Electric Co., 6.00%, Series A	1,949,410
101,808	SCANA Corp., 7.70%	2,671,442

		28,454,121

	Real Estate Investment Trusts - 8.3%
66,535	Alexandria Real Estate Equities, Inc., 6.45%, Series E	1,519,659
121,208	Boston Properties, Inc., 5.25%	2,475,067
245,744	CommonWealth REIT, 5.75%	4,774,806
237,018	DDR Corp., 6.50%, Series J	5,321,054
179,081	Digital Realty Trust, Inc., 5.88%, Series G	3,386,422
256,418	Digital Realty Trust, Inc., 6.63%, Series F	5,636,068
72,896	EPR Properties, 6.63%, Series F	1,580,385
159,209	Glimcher Realty Trust, 6.88%	3,494,638
170,520	Health Care REIT, Inc., 6.50%, Series J	4,032,798
170,449	Hospitality Properties Trust, 7.13%, Series D	4,104,412
54,598	Kilroy Realty Corp., 6.38%, Series H	1,164,575
49,015	Kilroy Realty Corp., 6.88%, Series G	1,133,227
593,125	Kimco Realty Corp., 6.00%, Series I	13,256,344
192,607	National Retail Properties, Inc., 5.70%, Series E	3,890,661
156,730	National Retail Properties, Inc., 6.63%, Series D	3,689,424
115,240	PS Business Parks, Inc., 5.70%	2,333,610
244,644	PS Business Parks, Inc., 6.00%, Series T	5,193,792
170,464	PS Business Parks, Inc., 6.45%, Series S	3,869,533
148,410	Public Storage, 5.20%, Series W	2,957,811
299,415	Public Storage, 6.35%, Series R	7,281,773
1,509,603	Public Storage, 6.50%, Series Q	37,574,019
187,049	Realty Income Corp., 6.63%, Series F	4,575,219
202,059	Realty Income Corp., 6.75%, Series E	4,988,837
142,150	Regency Centers Corp., 6.63%, Series 6	3,356,161
219,540	Senior Housing Properties Trust, 5.63%	4,327,133
144,092	SL Green Realty Corp., 6.50%, Series I	3,386,162
158,185	Ventas Realty LP, 5.45%	3,408,887
404,798	Vornado Realty LP, 7.88%	10,585,468
139,831	Vornado Realty Trust, 5.70%, Series K	2,915,476
332,620	Vornado Realty Trust, 6.63%, Series I	7,982,880

		164,196,301

	Thrifts & Mortgage Finance - 0.1%
81,725	Astoria Financial Corp., 6.50%, Series C	1,851,071

	Wireless Telecommunication Services - 0.9%
177,890	Telephone & Data Systems, Inc., 5.88%	3,662,755
333,829	Telephone & Data Systems, Inc., 6.63%	7,885,041
214,429	United States Cellular Corp., 6.95%	5,309,262

		16,857,058

	Total Preferred Stocks and Other Equity Interests (Cost $2,043,875,785)	1,983,180,099

Schedule of Investments(a)

	Money Market Fund - 0.6%
11,733,402	Invesco Premier Portfolio – Institutional Class(c) (Cost $11,733,402)	$11,733,402

	Total Investments (Cost $2,055,609,187)(d)-100.6%	1,994,913,501
	Other assets less liabilities-(0.6)%	(12,129,065)

	Net Assets-100.0%	$1,982,784,436

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,058,259,297. The net unrealized depreciation was $63,345,796 which consisted of aggregate gross unrealized appreciation of $35,585,440 and aggregate gross unrealized depreciation of $98,931,236.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 95.0%
	Ad Valorem Property Tax — 3.5%
$300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.030%	02/15/16	$300,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
400,000	Shelby County Tennessee Ser. 06C	0.030	12/01/31	400,000

				5,700,000

	College Revenue — 9.0%
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.300	04/01/35	2,900,000
7,000,000	University of Michigan Ser.02	0.020	04/01/32	7,000,000
4,900,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser.08A	0.230	02/01/32	4,900,000

				14,800,000

	Electric Power Revenue — 14.0%
7,270,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.040	10/01/34	7,270,000
8,800,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.040	06/01/26	8,800,000
7,000,000	Southern California Public Power Auth. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.030	07/01/23	7,000,000

				23,070,000

	Highway Tolls Revenue — 8.4%
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.350	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.350	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.310	04/01/26	3,000,000
7,655,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.250	01/01/19	7,655,000

				13,855,000

	Hospital Revenue — 19.1%
8,400,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.030	08/01/24	8,400,000
7,000,000	California State Statewide Community Development Auth. Ser.03D	0.030	05/01/33	7,000,000
4,450,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B	0.040	12/01/38	4,450,000
7,000,000	Missouri State Health & Educational Facilities Auth. (SSM Healthcare D4-Remarketed) Ser. 05	0.050	06/01/33	7,000,000
4,725,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.040	11/01/26	4,725,000

				31,575,000

	Income Tax Revenue — 3.8%
6,300,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Ser. 01C	0.040	02/01/32	6,300,000

	Industrial Revenue — 5.4%
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.500	12/01/37	1,800,000
7,100,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.020	02/01/22	7,100,000

				8,900,000

	Lease Revenue — 8.9%
7,000,000	Broward County Florida School Board Ser.04D AGM	0.600	07/01/29	7,000,000
4,800,000	Orange County Florida School Board COP Ser. 08C	0.040	08/01/25	4,800,000
2,915,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.030	04/01/30	2,915,000

				14,715,000

	Miscellaneous Revenue — 8.6%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.080	08/01/16	400,000
2,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.070	06/01/29	2,885,000
10,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.300	12/01/20	10,000,000

Schedule of Investments

$900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.070%	03/01/25	$900,000

				14,185,000

	Multiple Utility Revenue — 5.3%
8,765,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.240	11/01/36	8,765,000

	Sales Tax Revenue — 6.1%
10,095,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.220	07/01/27	10,095,000

	Water Revenue — 2.9%
4,700,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.020	07/01/37	4,700,000

	Total Investments (Cost $156,660,000)(c)(d)— 95.0%			156,660,000
	Other assets less liabilities—5.0%			8,253,363

	Net Assets—100.0%			$164,913,363

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2014.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	This table, as of January 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	22.1%
Assured Guaranty Corp.	6.4

(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation/depreciation for the three-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.1%
46,462	Asbury Automotive Group, Inc.(b)	$2,184,643
89,995	Carmike Cinemas, Inc.(b)	2,439,764
51,930	Cheesecake Factory, Inc. (The)	2,312,962
471,005	Christopher & Banks Corp.(b)	3,362,976
126,833	Conn’s, Inc.(b)	7,700,031
22,875	Cracker Barrel Old Country Store, Inc.	2,264,854
101,784	Destination Maternity Corp.	2,730,865
66,677	Dorman Products, Inc.(b)	3,477,872
127,533	Federal-Mogul Corp.(b)	2,280,290
47,896	Fiesta Restaurant Group, Inc.(b)	2,058,091
97,681	Fifth & Pacific Cos., Inc.(b)	2,803,445
95,484	Gentherm, Inc.(b)	2,432,932
33,794	G-III Apparel Group Ltd.(b)	2,364,566
57,194	Grand Canyon Education, Inc.(b)	2,506,241
413,341	Gray Television, Inc.(b)	4,703,821
80,950	Interval Leisure Group, Inc.	2,137,080
80,476	La-Z-Boy, Inc.	2,166,414
76,681	Lithia Motors, Inc., Class A	4,316,373
126,255	Live Nation Entertainment, Inc.(b)	2,685,444
30,834	Loral Space & Communications, Inc.(b)	2,292,508
97,917	MDC Partners, Inc., Class A	2,352,946
140,089	Media General, Inc., Class A(b)(c)	2,497,787
44,655	Monro Muffler Brake, Inc.	2,478,799
56,739	Movado Group, Inc.	2,141,897
78,422	Nexstar Broadcasting Group, Inc., Class A	3,768,177
85,201	Overstock.com, Inc.(b)	1,794,333
78,632	Oxford Industries, Inc.	5,934,357
55,384	Papa John’s International, Inc.	2,665,632
53,557	Penske Automotive Group, Inc.	2,298,131
65,216	Popeyes Louisiana Kitchen, Inc.(b)	2,624,944
284,700	Quiksilver, Inc.(b)	2,007,135
33,991	Red Robin Gourmet Burgers, Inc.(b)	2,190,040
259,212	Sinclair Broadcast Group, Inc., Class A	8,144,441
91,904	Steven Madden Ltd.(b)	2,995,151
109,536	Sturm Ruger & Co., Inc.(c)	8,343,357
191,147	Town Sports International Holdings, Inc.	2,085,414
157,869	Tuesday Morning Corp.(b)	2,074,399
357,077	ValueVision Media, Inc., Class A(b)	2,203,165
90,877	Winnebago Industries, Inc.(b)	2,177,413
101,793	Wolverine World Wide, Inc.	2,840,025

		122,838,715

	Consumer Staples - 2.8%
112,185	B&G Foods, Inc.	3,676,302
11,415	Boston Beer Co., Inc. (The), Class A(b)	2,377,859
27,553	Hain Celestial Group, Inc. (The)(b)	2,531,845
195,240	Inventure Foods, Inc.(b)	2,446,357
23,190	PriceSmart, Inc.	2,107,971
43,912	Susser Holdings Corp.(b)	2,677,754
33,103	United Natural Foods, Inc.(b)	2,236,770

		18,054,858

	Energy - 3.1%
91,796	Crosstex Energy, Inc.	3,442,350
73,109	Delek US Holdings, Inc. (Israel)	2,215,203

226,036	Evolution Petroleum Corp.	$2,974,634
72,932	Exterran Holdings, Inc.(b)	2,533,657
618,029	Gastar Exploration Inc.(b)	3,683,453
130,867	Green Plains Renewable Energy, Inc.	2,915,717
52,031	RigNet, Inc.(b)	2,427,246

		20,192,260

	Financials - 15.1%
94,516	American Equity Investment Life Holding Co.	2,074,626
48,314	Bank of the Ozarks, Inc.	3,063,108
268,437	BBX Capital Corp., Class A(b)	3,935,286
113,777	BofI Holding, Inc.(b)	9,415,047
152,039	CNO Financial Group, Inc.	2,575,541
81,409	Eagle Bancorp, Inc.(b)	2,706,849
53,649	eHealth, Inc.(b)	2,866,466
122,175	FBL Financial Group, Inc., Class A	4,719,620
36,025	Financial Engines, Inc.	2,194,643
40,001	First Financial Bankshares, Inc.(c)	2,446,861
83,537	HCI Group, Inc.(c)	3,552,829
215,786	HFF, Inc., Class A	6,382,950
176,147	iStar Financial, Inc. REIT(b)	2,716,187
97,882	MarketAxess Holdings, Inc.	6,141,117
666,936	MGIC Investment Corp.(b)	5,662,287
59,342	Nelnet, Inc., Class A	2,210,489
185,447	NorthStar Realty Finance Corp. REIT	2,705,672
158,481	Pacific Premier Bancorp, Inc.(b)	2,515,093
206,605	Radian Group, Inc.	3,074,282
52,433	RLI Corp.	2,184,359
288,071	Strategic Hotels & Resorts, Inc. REIT(b)	2,681,941
40,092	Texas Capital Bancshares, Inc.(b)	2,384,271
86,993	Tree.com, Inc.(b)	2,822,923
172,334	Universal Insurance Holdings, Inc.	1,921,524
51,924	Virtus Investment Partners, Inc.(b)	9,463,668
266,900	Waterstone Financial, Inc.(b)	2,818,464
104,678	Western Alliance Bancorp(b)	2,346,881

		97,582,984

	Health Care - 19.7%
55,031	Acadia Healthcare Co., Inc.(b)	2,808,782
224,156	AcelRX Pharmaceuticals, Inc.(b)(c)	2,559,862
52,631	Air Methods Corp.(b)	2,706,812
390,494	Akorn, Inc.(b)	8,864,214
54,252	Align Technology, Inc.(b)	3,223,654
165,348	Anacor Pharmaceuticals, Inc.(b)(c)	3,148,226
65,366	Anika Therapeutics, Inc.(b)	2,174,727
18,744	athenahealth, Inc.(b)	2,762,866
140,240	Cambrex Corp.(b)	2,632,305
114,219	Cantel Medical Corp.	3,620,742
72,790	Cardiovascular Systems, Inc.(b)	2,469,037
169,467	Celldex Therapeutics, Inc.(b)	4,368,859
42,294	Centene Corp.(b)	2,563,016
606,439	Chelsea Therapeutics International Ltd.(b)(c)	2,698,654
41,667	Clovis Oncology, Inc.(b)	2,709,605
39,188	Cyberonics, Inc.(b)	2,617,758
70,702	DexCom, Inc.(b)	2,860,603
83,559	ExamWorks Group, Inc.(b)	2,572,782
327,619	Horizon Pharma, Inc.(b)(c)	3,230,323
156,994	Insmed, Inc.(b)	3,205,817
65,103	Isis Pharmaceuticals, Inc.(b)	3,324,159
539,271	Keryx Biopharmaceuticals, Inc.(b)(c)	8,293,988
148,628	Lannett Co., Inc.(b)	5,249,541
57,911	Medidata Solutions, Inc.(b)	3,654,184
19,211	MWI Veterinary Supply, Inc.(b)	3,578,241
113,390	Neogen Corp.(b)	4,764,648
479,733	Pacific Biosciences of California, Inc.(b)	3,444,483
51,968	Pacira Pharmaceuticals, Inc.(b)	3,561,367
95,769	Prothena Corp. PLC (Ireland)(b)	2,963,093

Schedule of Investments(a)

46,340	Puma Biotechnology, Inc.(b)	$5,477,851
182,914	Repligen Corp.(b)	2,831,509
181,602	Sangamo BioSciences, Inc.(b)	3,512,183
106,463	Spectranetics Corp.(b)	2,770,167
40,335	Synageva BioPharma Corp.(b)	3,653,544
59,919	West Pharmaceutical Services, Inc.	2,843,157
150,106	Zeltiq Aesthetics, Inc.(b)	3,075,672

		126,796,431

	Industrials - 15.2%
81,912	AAON, Inc.	2,429,510
99,765	Aceto Corp.	2,126,990
39,398	Advisory Board Co. (The)(b)	2,494,287
41,088	Alamo Group, Inc.	2,063,439
101,995	American Airlines Group, Inc.(b)	3,421,932
69,440	Apogee Enterprises, Inc.	2,347,072
75,041	Arkansas Best Corp.	2,573,156
53,866	Astronics Corp.(b)	3,262,933
32,497	Barrett Business Services, Inc.	2,548,090
47,788	Deluxe Corp.	2,320,107
40,645	DXP Enterprises, Inc.(b)	3,903,546
170,263	Federal Signal Corp.(b)	2,097,640
138,400	GenCorp, Inc.(b)(c)	2,355,568
85,619	GP Strategies Corp.(b)	2,375,927
85,797	H&E Equipment Services, Inc.(b)	2,597,933
102,986	HEICO Corp.	5,480,915
39,777	Huron Consulting Group, Inc.(b)	2,634,828
127,724	Interface, Inc.	2,675,818
141,567	Lydall, Inc.(b)	2,501,489
157,028	Manitex International, Inc.(b)	2,201,533
10,994	Middleby Corp. (The)(b)	2,710,900
47,127	Moog, Inc., Class A(b)	2,830,448
266,294	Mueller Water Products, Inc., Class A	2,311,432
206,751	On Assignment, Inc.(b)	6,136,370
47,584	Park-Ohio Holdings Corp.(b)	2,274,515
34,606	Power Solutions International, Inc.(b)	2,301,645
80,713	Primoris Services Corp.	2,564,252
89,215	Sparton Corp.(b)	2,486,422
55,050	Spirit Airlines, Inc.(b)	2,581,845
157,730	Taser International, Inc.(b)	2,533,144
27,165	Teledyne Technologies, Inc.(b)	2,495,649
36,808	Tennant Co.	2,360,497
31,509	Trex Co., Inc.(b)	2,216,028
680,443	Ultrapetrol Bahamas Ltd.(Argentina)(b)	2,259,071
43,477	WageWorks, Inc.(b)	2,703,835
156,429	Xerium Technologies, Inc.(b)	2,621,750

		97,800,516

	Information Technology - 16.8%
38,509	ACI Worldwide, Inc.(b)	2,334,031
67,420	Acxiom Corp.(b)	2,424,423
74,388	Ambarella Inc.(b)(c)	2,382,648
102,344	ARRIS Group, Inc.(b)	2,650,710
59,747	Aspen Technology, Inc.(b)	2,722,671
85,522	Blucora, Inc.(b)	2,190,218
69,033	Bottomline Technologies, Inc.(b)	2,389,922
276,383	CalAmp Corp.(b)	8,147,771
65,590	Cognex Corp.(b)	2,587,526
13,537	CoStar Group, Inc.(b)	2,328,906
125,234	CTS Corp.	2,340,623
61,874	Envestnet, Inc.(b)	2,645,114
27,970	FEI Co.	2,621,348
249,621	Global Cash Access Holdings, Inc.(b)	2,116,786
286,003	GT Advanced Technologies, Inc.(b)(c)	2,937,251
51,294	Heartland Payment Systems, Inc.	2,211,284
52,867	Interactive Intelligence Group, Inc.(b)	4,014,720
27,213	Littelfuse, Inc.	2,435,564
90,055	Manhattan Associates, Inc.(b)	3,036,655

67,356	MAXIMUS, Inc.	$2,853,874
136,696	Measurement Specialties, Inc.(b)	7,541,518
73,338	Methode Electronics, Inc.	2,468,557
90,896	Monotype Imaging Holdings, Inc.	2,651,436
100,267	NIC, Inc.	2,179,805
335,748	PDF Solutions, Inc.(b)	7,957,228
63,431	PROS Holdings, Inc.(b)	2,411,012
29,869	Shutterstock, Inc.(b)	2,407,740
534,031	Speed Commerce, Inc.(b)	2,136,124
302,366	SunEdison, Inc.(b)	4,205,911
121,337	SunPower Corp. (France)(b)(c)	3,926,465
25,101	Tyler Technologies, Inc.(b)	2,646,900
55,942	Ubiquiti Networks, Inc.(b)(c)	2,304,810
23,999	Ultimate Software Group, Inc. (The)(b)	3,917,357
65,480	Virtusa Corp.(b)	2,244,654
26,556	WEX, Inc.(b)	2,187,152

		108,558,714

	Materials - 7.4%
45,979	Advanced Emissions Solutions, Inc.(b)	2,295,731
115,146	Balchem Corp.	6,277,760
197,443	Ferro Corp.(b)	2,483,833
476,404	Graphic Packaging Holding Co.(b)	4,525,838
70,071	Innospec, Inc.	3,001,842
386,799	KapStone Paper and Packaging Corp.(b)	10,818,768
79,698	Neenah Paper, Inc.	3,462,081
211,277	PolyOne Corp.	7,513,010
99,069	UFP Technologies, Inc.(b)	2,538,148
223,032	US Concrete, Inc.(b)	5,053,905

		47,970,916

	Telecommunication Services - 0.8%
61,847	Cogent Communications Group, Inc.	2,558,611
223,077	Inteliquent, Inc.	2,587,693

		5,146,304

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $590,927,041)-100.0%	644,941,698

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.3%
34,105,514	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $34,105,514)	34,105,514

	Total Investments (Cost $625,032,555)(f)-105.3%	679,047,212
	Other assets less liabilities-(5.3)%	(33,956,721)

	Net Assets-100.0%	$645,090,491

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

Schedule of Investments(a)

(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $626,382,904. The net unrealized appreciation was $52,664,308 which consisted of aggregate gross unrealized appreciation of $75,773,268 and aggregate gross unrealized depreciation of $23,108,960.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 3.8%
34,375	Dorman Products, Inc.(b)	$1,793,000
24,798	Drew Industries, Inc.	1,192,536
38,793	Spartan Motors, Inc.	223,060
23,628	Standard Motor Products, Inc.	772,872
26,568	Superior Industries International, Inc.	483,803

		4,465,271

	Automobiles - 0.6%
31,675	Winnebago Industries, Inc.(b)	758,933

	Distributors - 2.7%
52,151	Pool Corp.	2,825,541
22,348	VOXX International Corp.(b)	297,899

		3,123,440

	Diversified Consumer Services - 5.0%
19,908	American Public Education, Inc.(b)	842,705
12,533	Capella Education Co.	781,934
65,622	Career Education Corp.(b)	356,984
71,321	Hillenbrand, Inc.	1,930,659
20,712	ITT Educational Services, Inc.(b)(c)	608,933
49,563	Regis Corp.	611,112
12,293	Strayer Education, Inc.(b)(c)	429,763
24,082	Universal Technical Institute, Inc.	283,445

		5,845,535

	Hotels, Restaurants & Leisure - 21.5%
1,662	Biglari Holdings, Inc.(b)	726,228
28,226	BJ’s Restaurants, Inc.(b)	800,489
85,755	Boyd Gaming Corp.(b)	905,573
21,320	Buffalo Wild Wings, Inc.(b)	3,024,455
18,745	CEC Entertainment, Inc.	1,011,480
27,032	Cracker Barrel Old Country Store, Inc.	2,676,438
18,361	DineEquity, Inc.	1,428,669
44,931	Interval Leisure Group, Inc.	1,186,178
48,371	Jack in the Box, Inc.(b)	2,446,122
20,595	Marcus Corp.	268,971
34,588	Marriott Vacations Worldwide Corp.(b)	1,656,073
11,044	Monarch Casino & Resort, Inc.(b)	212,818
33,625	Multimedia Games Holding Co., Inc.(b)	1,067,930
36,198	Papa John’s International, Inc.	1,742,210
67,206	Pinnacle Entertainment, Inc.(b)	1,468,451
14,834	Red Robin Gourmet Burgers, Inc.(b)	955,755
65,564	Ruby Tuesday, Inc.(b)	367,158
40,453	Ruth’s Hospitality Group, Inc.	529,530
59,354	Sonic Corp.(b)	1,055,908
68,067	Texas Roadhouse, Inc.	1,650,625

		25,181,061

	Household Durables - 10.8%
9,644	Blyth, Inc.(c)	90,461
29,571	Ethan Allen Interiors, Inc.	746,372
34,197	Helen of Troy Ltd.(b)	1,882,203
32,770	iRobot Corp.(b)	1,158,092
59,525	La-Z-Boy, Inc.	1,602,413

27,676	M/I Homes, Inc.(b)	$680,553
41,024	Meritage Homes Corp.(b)	1,992,536
52,458	Ryland Group, Inc. (The)	2,341,725
169,902	Standard Pacific Corp.(b)	1,495,137
17,672	Universal Electronics, Inc.(b)	631,597

		12,621,089

	Internet & Catalog Retail - 1.7%
14,549	Blue Nile, Inc.(b)	626,480
21,116	FTD Cos., Inc.(b)	654,596
32,639	Nutrisystem, Inc.	464,127
22,941	PetMed Express, Inc.	303,509

		2,048,712

	Leisure Equipment & Products - 2.7%
15,279	Arctic Cat, Inc.	646,913
84,683	Callaway Golf Co.	691,860
19,514	JAKKS Pacific, Inc.(c)	112,401
21,965	Sturm Ruger & Co., Inc.(c)	1,673,074

		3,124,248

	Media - 4.8%
24,168	Digital Generation, Inc.(b)	326,268
34,171	E.W. Scripps Co. (The), Class A(b)	629,088
49,751	Harte-Hanks, Inc.	340,794
160,639	Live Nation Entertainment, Inc.(b)	3,416,792
29,350	Scholastic Corp.	968,256

		5,681,198

	Multi-line Retail - 1.1%
38,816	Fred’s, Inc., Class A	678,504
42,103	Tuesday Morning Corp.(b)	553,233

		1,231,737

	Specialty Retail - 29.1%
89,182	Aeropostale, Inc.(b)(c)	628,733
42,181	Barnes & Noble, Inc.(b)	568,600
20,265	Big 5 Sporting Goods Corp.	347,747
46,586	Brown Shoe Co., Inc.	1,103,157
31,821	Buckle, Inc. (The)(c)	1,410,307
30,586	Cato Corp. (The), Class A	855,185
25,286	Children’s Place Retail Stores, Inc. (The)(b)	1,331,814
41,365	Christopher & Banks Corp.(b)	295,346
55,768	Finish Line, Inc. (The), Class A	1,430,449
47,737	Francesca’s Holdings Corp.(b)	907,003
27,223	Genesco, Inc.(b)	1,911,599
24,071	Group 1 Automotive, Inc.	1,471,460
22,767	Haverty Furniture Cos., Inc.	633,378
29,498	Hibbett Sports, Inc.(b)(c)	1,770,175
31,774	Jos. A. Bank Clothiers, Inc.(b)(c)	1,786,334
17,051	Kirkland’s, Inc.(b)	321,070
25,570	Lithia Motors, Inc., Class A	1,439,335
31,328	Lumber Liquidators Holdings, Inc.(b)	2,787,879
27,907	MarineMax, Inc.(b)	411,628
51,547	Men’s Wearhouse, Inc. (The)	2,476,318
33,872	Monro Muffler Brake, Inc.	1,880,235
31,461	Outerwall, Inc.(b)(c)	2,023,257
60,332	PEP Boys-Manny Moe & Jack (The)(b)	720,364
62,769	Select Comfort Corp.(b)	1,027,529
38,914	Sonic Automotive, Inc., Class A	872,841
36,101	Stage Stores, Inc.	707,580
31,877	Stein Mart, Inc.	394,637
34,525	Vitamin Shoppe, Inc.(b)	1,547,411
37,326	Zale Corp.(b)	564,369
25,089	Zumiez, Inc.(b)	539,915

		34,165,655

	Textiles, Apparel & Luxury Goods - 16.2%
100,399	Crocs, Inc.(b)	1,541,125
139,348	Fifth & Pacific Cos., Inc.(b)	3,999,287

Schedule of Investments(a)

18,757	G-III Apparel Group Ltd.(b)	$1,312,427
58,553	Iconix Brand Group, Inc.(b)	2,178,172
20,495	Movado Group, Inc.	773,686
16,389	Oxford Industries, Inc.	1,236,878
14,076	Perry Ellis International, Inc.(b)	220,571
145,097	Quiksilver, Inc.(b)	1,022,934
44,936	Skechers U.S.A., Inc., Class A(b)	1,298,201
66,942	Steven Madden Ltd.(b)	2,181,640
114,188	Wolverine World Wide, Inc.	3,185,845

		18,950,766

	Total Common Stocks (Cost $92,560,236)	117,197,645

	Money Market Fund - 0.0%
21,958	Invesco Premier Portfolio – Institutional Class(d) (Cost $21,958)	21,958

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $92,582,194)-100.0%	117,219,603

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.8%
6,808,247	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $6,808,247)	6,808,247

	Total Investments (Cost $99,390,441)(f)-105.8%	124,027,850
	Other assets less liabilities-(5.8)%	(6,795,856)

	Net Assets-100.0%	$117,231,994

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $101,175,296. The net unrealized appreciation was $22,852,554 which consisted of aggregate gross unrealized appreciation of $26,867,227 and aggregate gross unrealized depreciation of $4,014,673.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.6%
	Beverages - 4.8%
12,495	Boston Beer Co., Inc. (The), Class A(b)	$2,602,833

	Food & Staples Retailing - 21.1%
31,420	Andersons, Inc. (The)	2,599,691
90,397	Casey’s General Stores, Inc.	6,207,562
115,455	Spartan Stores, Inc.	2,608,128

		11,415,381

	Food Products - 59.9%
53,271	Annie’s, Inc.(b)	2,137,232
79,004	B&G Foods, Inc.	2,588,961
43,525	Calavo Growers, Inc.	1,322,290
47,081	Cal-Maine Foods, Inc.	2,371,941
371,632	Darling International, Inc.(b)	7,269,122
65,130	Diamond Foods, Inc.(b)(c)	1,716,827
33,587	J & J Snack Foods Corp.	2,959,015
42,149	Sanderson Farms, Inc.	3,133,778
22,338	Seneca Foods Corp., Class A(b)	649,366
96,979	Snyders-Lance, Inc.	2,590,309
85,543	TreeHouse Foods, Inc.(b)	5,632,151

		32,370,992

	Household Products - 6.3%
131,757	Central Garden & Pet Co., Class A(b)	822,164
37,752	WD-40 Co.	2,594,695

		3,416,859

	Personal Products - 5.2%
53,364	Inter Parfums, Inc.	1,736,465
40,234	Medifast, Inc.(b)	1,067,408

		2,803,873

	Tobacco - 1.3%
258,216	Alliance One International, Inc.(b)	663,615

	Total Common Stocks (Cost $51,594,648)	53,273,553

	Money Market Fund - 0.0%
1,007	Invesco Premier Portfolio – Institutional Class(d) (Cost $1,007)	1,007

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $51,595,655)-98.6%	53,274,560

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.4%
1,287,765	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,287,765)	1,287,765

Total Investments (Cost $52,883,420)(f)-101.0%	54,562,325
Other assets less liabilities-(1.0)%	$(520,176)

Net Assets-100.0%	$54,042,149

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $53,471,162. The net unrealized appreciation was $1,091,163 which consisted of aggregate gross unrealized appreciation of $2,833,633 and aggregate gross unrealized depreciation of $1,742,470.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 54.5%
41,794	Basic Energy Services, Inc.(b)	$715,931
56,186	Bristow Group, Inc.	4,033,593
71,198	C&J Energy Services, Inc.(b)	1,664,609
29,517	Era Group, Inc.(b)	864,553
89,952	Exterran Holdings, Inc.(b)	3,124,932
20,356	Geospace Technologies Corp.(b)	1,618,709
19,337	Gulf Island Fabrication, Inc.	391,768
38,793	Hornbeck Offshore Services, Inc.(b)	1,656,849
192,580	ION Geophysical Corp.(b)	583,517
41,177	Matrix Service Co.(b)	1,082,132
137,352	Newpark Resources, Inc.(b)	1,560,319
98,189	Pioneer Energy Services Corp.(b)	822,824
29,010	SEACOR Holdings, Inc.(b)	2,442,062
49,184	Tesco Corp.(b)	1,038,766
123,949	TETRA Technologies, Inc.(b)	1,279,154

		22,879,718

	Oil, Gas & Consumable Fuels - 45.5%
55,210	Approach Resources, Inc.(b)	1,109,169
333,717	Arch Coal, Inc.	1,414,960
63,412	Carrizo Oil & Gas, Inc.(b)	2,606,233
95,735	Cloud Peak Energy, Inc.(b)	1,793,117
69,716	Comstock Resources, Inc.	1,195,629
23,975	Contango Oil & Gas Co.(b)	1,005,991
188,119	Forest Oil Corp.(b)	573,763
37,371	Green Plains Renewable Energy, Inc.	832,626
89,388	Northern Oil and Gas, Inc.(b)	1,299,701
54,698	PDC Energy, Inc.(b)	2,727,242
83,142	Penn Virginia Corp.(b)	996,873
89,208	PetroQuest Energy, Inc.(b)	344,343
76,700	Stone Energy Corp.(b)	2,373,865
68,221	Swift Energy Co.(b)	844,576

		19,118,088

	Total Common Stocks (Cost $43,870,136)	41,997,806

	Money Market Fund - 0.0%
6,309	Invesco Premier Portfolio – Institutional Class(c) (Cost $6,309)	6,309

	Total Investments (Cost $43,876,445)(d)-100.0%	42,004,115
	Other assets less liabilities-(0.0)%	(11,568)

	Net Assets-100.0%	$41,992,547

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,948,031. The net unrealized depreciation was $2,943,916 which consisted of aggregate gross unrealized appreciation of $2,762,531 and aggregate gross unrealized depreciation of $5,706,447.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Capital Markets - 10.5%
14,398	Calamos Asset Management, Inc., Class A	$165,145
24,693	Evercore Partners, Inc., Class A	1,378,857
37,934	Financial Engines, Inc.	2,310,939
27,231	FXCM, Inc., Class A	466,739
24,947	HFF, Inc., Class A	737,932
27,363	Investment Technology Group, Inc.(b)	451,490
11,969	Piper Jaffray Cos.(b)	470,142
213,864	Prospect Capital Corp.	2,324,702
44,371	Stifel Financial Corp.(b)	2,003,351
21,909	SWS Group, Inc.(b)	168,261
5,273	Virtus Investment Partners, Inc.(b)	961,057

		11,438,615

	Commercial Banks - 34.5%
24,305	Bank of the Ozarks, Inc.	1,540,937
14,681	Banner Corp.	540,701
59,652	BBCN Bancorp, Inc.	897,763
60,069	Boston Private Financial Holdings, Inc.	738,248
22,837	Cardinal Financial Corp.	389,371
11,837	City Holding Co.	528,167
38,582	Columbia Banking System, Inc.	1,007,376
30,369	Community Bank System, Inc.	1,081,136
70,485	CVB Financial Corp.	1,051,636
119,553	F.N.B. Corp.	1,415,508
74,954	First BanCorp.(b)	366,525
71,901	First Commonwealth Financial Corp.	590,307
43,385	First Financial Bancorp	719,323
22,861	First Financial Bankshares, Inc.	1,398,407
56,494	First Midwest Bancorp, Inc.	902,209
55,930	Glacier Bancorp, Inc.	1,478,230
23,896	Hanmi Financial Corp.	515,437
35,730	Home BancShares, Inc.	1,101,913
17,287	Independent Bank Corp.	625,098
41,360	MB Financial, Inc.	1,162,216
87,739	National Penn Bancshares, Inc.	910,731
32,596	NBT Bancorp, Inc.	783,608
75,775	Old National Bancorp	1,060,850
29,014	PacWest Bancorp	1,163,752
24,863	Pinnacle Financial Partners, Inc.	811,528
49,111	PrivateBancorp, Inc.	1,404,083
22,378	S&T Bancorp, Inc.	523,421
12,219	Simmons First National Corp., Class A	421,922
59,326	Sterling Bancorp	747,508
140,904	Susquehanna Bancshares, Inc.	1,525,990
11,503	Taylor Capital Group, Inc.(b)	256,862
30,840	Texas Capital Bancshares, Inc.(b)	1,834,055
8,874	Tompkins Financial Corp.	416,191
28,204	UMB Financial Corp.	1,672,215
84,230	Umpqua Holdings Corp.	1,479,079
47,048	United Bankshares, Inc.	1,406,265
29,064	United Community Banks, Inc.(b)	484,788
27,058	ViewPoint Financial Group, Inc.	666,168
51,062	Wilshire Bancorp, Inc.	508,578

30,051	Wintrust Financial Corp.	$1,317,135

		37,445,237

	Consumer Finance - 5.7%
21,147	Cash America International, Inc.	776,729
17,600	Encore Capital Group, Inc.(b)	837,584
40,961	EZCORP, Inc., Class A(b)	449,752
21,751	First Cash Financial Services, Inc.(b)	1,068,844
16,338	Green Dot Corp., Class A(b)	367,932
37,438	Portfolio Recovery Associates, Inc.(b)	1,880,136
8,123	World Acceptance Corp.(b)	777,290

		6,158,267

	Diversified Financial Services - 2.4%
37,605	Interactive Brokers Group, Inc., Class A	797,226
28,314	MarketAxess Holdings, Inc.	1,776,420

		2,573,646

	Insurance - 9.3%
13,924	AMERISAFE, Inc.	576,036
14,012	eHealth, Inc.(b)	748,661
23,487	Employers Holdings, Inc.	577,076
7,628	HCI Group, Inc.	324,419
30,346	Horace Mann Educators Corp.	846,653
8,643	Infinity Property & Casualty Corp.	610,196
34,987	Meadowbrook Insurance Group, Inc.	212,021
7,985	Navigators Group, Inc. (The)(b)	476,146
46,411	ProAssurance Corp.	2,156,255
25,823	RLI Corp.	1,075,786
9,612	Safety Insurance Group, Inc.	519,817
41,972	Selective Insurance Group, Inc.	987,181
15,745	Stewart Information Services Corp.	511,870
29,448	Tower Group International Ltd.	73,620
16,283	United Fire Group, Inc.	408,703

		10,104,440

	Real Estate Investment Trusts - 33.0%
41,802	Acadia Realty Trust REIT	1,063,861
11,230	Agree Realty Corp. REIT	321,066
25,872	American Assets Trust, Inc. REIT	865,936
43,272	Associated Estates Realty Corp. REIT	691,054
72,071	Capstead Mortgage Corp. REIT	909,536
50,758	Cedar Realty Trust, Inc. REIT	320,283
16,091	CoreSite Realty Corp. REIT	493,672
132,738	Cousins Properties, Inc. REIT	1,426,934
147,099	DiamondRock Hospitality Co. REIT	1,703,406
23,045	EastGroup Properties, Inc. REIT	1,367,490
38,870	EPR Properties REIT	1,985,480
65,593	Franklin Street Properties Corp. REIT	786,460
54,223	Geo Group, Inc. (The) REIT	1,815,386
20,148	Getty Realty Corp. REIT	382,812
41,180	Government Properties Income Trust REIT	1,017,146
72,147	Healthcare Realty Trust, Inc. REIT	1,653,609
63,017	Inland Real Estate Corp. REIT	664,199
98,323	Kite Realty Group Trust REIT	634,183
78,235	LaSalle Hotel Properties REIT	2,406,509
152,941	Lexington Realty Trust REIT	1,653,292
26,152	LTC Properties, Inc. REIT	992,468
121,588	Medical Properties Trust, Inc. REIT	1,613,473
51,109	Parkway Properties, Inc. REIT	906,674
51,324	Pennsylvania Real Estate Investment Trust REIT	957,193
40,784	Post Properties, Inc. REIT	1,913,993
15,041	PS Business Parks, Inc. REIT	1,181,771
28,507	Sabra Health Care REIT, Inc. REIT	824,708
9,584	Saul Centers, Inc. REIT	446,614
24,091	Sovran Self Storage, Inc. REIT	1,636,020
71,098	Tanger Factory Outlet Centers, Inc. REIT	2,373,251
9,578	Universal Health Realty Income Trust REIT	406,107

Schedule of Investments(a)

19,155	Urstadt Biddle Properties, Inc., Class A REIT	$359,348

		35,773,934

	Real Estate Management & Development - 0.5%
26,149	Forestar Group, Inc.(b)	522,980

	Thrifts & Mortgage Finance - 4.1%
32,563	Bank Mutual Corp.	222,731
9,069	BofI Holding, Inc.(b)	750,460
53,004	Brookline Bancorp, Inc.	471,735
22,080	Dime Community Bancshares, Inc.	360,787
70,883	Northwest Bancshares, Inc.	996,615
29,563	Oritani Financial Corp.	465,322
40,115	Provident Financial Services, Inc.	694,792
71,230	TrustCo Bank Corp. NY	465,132

		4,427,574

	Total Investments (Cost $85,574,912)(c)-100.0%	108,444,693
	Other assets less liabilities-(0.0)%	(13,700)

	Net Assets-100.0%	$108,430,993

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $86,797,106. The net unrealized appreciation was $21,647,587 which consisted of aggregate gross unrealized appreciation of $24,019,910 and aggregate gross unrealized depreciation of $2,372,323.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 6.4%
112,311	Acorda Therapeutics, Inc.(b)	$3,296,328
148,437	ArQule, Inc.(b)	339,921
78,175	Emergent Biosolutions, Inc.(b)	1,870,728
55,536	Ligand Pharmaceuticals, Inc., Class B(b)	3,439,900
125,228	Momenta Pharmaceuticals, Inc.(b)	2,241,581
146,009	Spectrum Pharmaceuticals, Inc.(b)	1,227,935

		12,416,393

	Health Care Equipment & Supplies - 32.1%
56,964	Abaxis, Inc.(b)	2,174,316
95,547	Abiomed, Inc.(b)	2,626,587
33,803	Analogic Corp.	3,233,257
30,849	Anika Therapeutics, Inc.(b)	1,026,346
90,670	Cantel Medical Corp.	2,874,239
75,138	CONMED Corp.	3,152,039
67,617	CryoLife, Inc.	729,588
66,954	Cyberonics, Inc.(b)	4,472,527
53,013	Cynosure, Inc., Class A(b)	1,422,339
65,675	Greatbatch, Inc.(b)	2,791,844
140,209	Haemonetics Corp.(b)	5,312,519
35,684	ICU Medical, Inc.(b)	2,301,975
63,837	Integra LifeSciences Holdings(b)	2,965,867
78,383	Invacare Corp.	1,581,769
112,972	Meridian Bioscience, Inc.	2,573,502
110,498	Merit Medical Systems, Inc.(b)	1,587,856
75,829	Natus Medical, Inc.(b)	1,963,213
99,182	Neogen Corp.(b)	4,167,628
121,410	NuVasive, Inc.(b)	4,545,590
38,837	SurModics, Inc.(b)	946,846
101,367	Symmetry Medical, Inc.(b)	985,287
190,024	West Pharmaceutical Services, Inc.	9,016,639

		62,451,773

	Health Care Providers & Services - 30.8%
95,606	Air Methods Corp.(b)	4,917,017
22,785	Almost Family, Inc.(b)	692,892
88,325	Amedisys, Inc.(b)	1,332,824
125,192	AMN Healthcare Services, Inc.(b)	1,891,651
87,691	AmSurg Corp.(b)	3,661,099
67,016	Bio-Reference Labs, Inc.(b)	1,802,060
149,028	Centene Corp.(b)	9,031,097
47,983	Chemed Corp.	3,786,818
30,761	CorVel Corp.(b)	1,456,841
73,587	Cross Country Healthcare, Inc.(b)	794,740
53,290	Ensign Group, Inc. (The)	2,233,917
77,958	Gentiva Health Services, Inc.(b)	885,603
94,605	Hanger, Inc.(b)	3,198,595
95,400	Healthways, Inc.(b)	1,460,574
46,056	IPC The Hospitalist Co., Inc.(b)	2,458,469
147,445	Kindred Healthcare, Inc.	2,792,608
25,920	Landauer, Inc.	1,196,726
33,050	LHC Group, Inc.(b)	758,167
73,653	Magellan Health Services, Inc.(b)	4,406,659
77,199	Molina Healthcare, Inc.(b)	2,779,164
34,968	MWI Veterinary Supply, Inc.(b)	6,513,140

80,077	PharMerica Corp.(b)	$1,949,074

		59,999,735

	Health Care Technology - 8.7%
28,542	Computer Programs & Systems, Inc.	1,907,176
55,626	HealthStream, Inc.(b)	1,614,267
136,877	Medidata Solutions, Inc.(b)	8,636,939
96,910	Omnicell, Inc.(b)	2,502,216
119,430	Quality Systems, Inc.	2,198,706

		16,859,304

	Life Sciences Tools & Services - 6.5%
195,689	Affymetrix, Inc.(b)	1,837,520
82,300	Cambrex Corp.(b)	1,544,771
101,393	Luminex Corp.(b)	1,852,450
153,752	PAREXEL International Corp.(b)	7,504,635

		12,739,376

	Pharmaceuticals - 15.5%
194,022	Akorn, Inc.(b)	4,404,300
30,012	Hi-Tech Pharmacal Co., Inc.(b)	1,298,319
176,018	Impax Laboratories, Inc.(b)	4,073,057
173,932	Medicines Co. (The)(b)	6,045,876
140,715	Prestige Brands Holdings, Inc.(b)	4,258,036
152,124	Questcor Pharmaceuticals, Inc.	10,193,829

		30,273,417

	Total Common Stocks (Cost $169,141,822)	194,739,998

	Money Market Fund - 0.0%
80,167	Invesco Premier Portfolio - Institutional Class(c) (Cost $80,167)	80,167

	Total Investments (Cost $169,221,989)(d)-100.0%	194,820,165
	Other assets less liabilities-(0.0)%	(10,190)

	Net Assets-100.0%	$194,809,975

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $171,561,683. The net unrealized appreciation was $23,258,482 which consisted of aggregate gross unrealized appreciation of $31,834,376 and aggregate gross unrealized depreciation of $8,575,894.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Aerospace & Defense - 16.1%
43,915	AAR Corp.	$1,170,335
21,918	Aerovironment, Inc.(b)	653,595
8,708	American Science & Engineering, Inc.	595,540
23,179	Cubic Corp.	1,148,056
52,552	Curtiss-Wright Corp.	3,227,744
19,118	Engility Holdings, Inc.(b)	732,411
67,788	GenCorp, Inc.(b)	1,153,752
50,332	Moog, Inc., Class A(b)	3,022,940
5,436	National Presto Industries, Inc.(b)	413,625
67,074	Orbital Sciences Corp.(b)	1,639,959
41,627	Teledyne Technologies, Inc.(b)	3,824,272

		17,582,229

	Air Freight & Logistics - 3.8%
27,780	Atlas Air Worldwide Holdings, Inc.(b)	981,467
33,968	Forward Air Corp.	1,512,935
38,839	Hub Group, Inc., Class A(b)	1,609,877

		4,104,279

	Airlines - 2.0%
16,283	Allegiant Travel Co.	1,482,893
56,834	SkyWest, Inc.	739,410

		2,222,303

	Building Products - 6.5%
30,986	AAON, Inc.	919,045
13,320	American Woodmark Corp.(b)	467,665
31,939	Apogee Enterprises, Inc.	1,079,538
32,014	Gibraltar Industries, Inc.(b)	571,770
49,114	Griffon Corp.	616,872
41,122	Quanex Building Products Corp.	779,262
45,099	Simpson Manufacturing Co., Inc.	1,470,227
22,079	Universal Forest Products, Inc.	1,160,252

		7,064,631

	Commercial Services & Supplies - 13.1%
56,887	ABM Industries, Inc.	1,516,607
21,978	G&K Services, Inc., Class A	1,228,350
77,445	Healthcare Services Group, Inc.	2,101,083
64,718	Interface, Inc.	1,355,842
45,193	Mobile Mini, Inc.(b)	1,747,613
71,186	Tetra Tech, Inc.(b)	2,100,699
16,867	UniFirst Corp.	1,784,529
44,292	United Stationers, Inc.	1,835,018
22,554	Viad Corp.	592,945

		14,262,686

	Construction & Engineering - 5.6%
42,575	Aegion Corp.(b)	873,639
41,445	Comfort Systems USA, Inc.	706,223
37,450	Dycom Industries, Inc.(b)	1,042,233
74,480	EMCOR Group, Inc.	3,166,145
30,341	Orion Marine Group, Inc.(b)	339,819

		6,128,059

	Electrical Equipment - 9.8%
28,290	AZZ, Inc.	1,182,805
52,072	Brady Corp., Class A	1,424,690
20,660	Encore Wire Corp.	1,055,519

52,589	EnerSys	$3,579,207
43,346	Franklin Electric Co., Inc.	1,726,905
60,377	II-VI, Inc.(b)	921,957
10,226	Powell Industries, Inc.	627,979
20,095	Vicor Corp.(b)	207,581

		10,726,643

	Machinery - 23.8%
81,037	Actuant Corp., Class A	2,773,086
31,301	Albany International Corp., Class A	1,082,076
20,792	Astec Industries, Inc.	773,462
50,918	Barnes Group, Inc.	1,906,370
52,637	Briggs & Stratton Corp.	1,109,062
19,516	CIRCOR International, Inc.	1,405,542
23,244	EnPro Industries, Inc.(b)	1,686,120
29,390	ESCO Technologies, Inc.	1,025,711
69,534	Federal Signal Corp.(b)	856,659
30,200	John Bean Technologies Corp.	932,274
14,282	Lindsay Corp.	1,213,970
18,629	Lydall, Inc.(b)	329,174
31,369	Mueller Industries, Inc.	1,952,407
14,166	Standex International Corp.	805,762
20,494	Tennant Co.	1,314,280
59,412	Titan International, Inc.	995,745
63,413	Toro Co. (The)	4,017,848
31,723	Watts Water Technologies, Inc., Class A	1,777,122

		25,956,670

	Professional Services - 9.8%
16,001	CDI Corp.	273,937
14,537	Exponent, Inc.	1,049,862
17,884	Heidrick & Struggles International, Inc.	298,305
25,248	Insperity, Inc.	833,689
30,254	Kelly Services, Inc., Class A	725,491
54,888	Korn/Ferry International(b)	1,287,672
54,887	Navigant Consulting, Inc.(b)	964,365
51,371	On Assignment, Inc.(b)	1,524,691
44,074	Resources Connection, Inc.	594,118
45,545	TrueBlue, Inc.(b)	1,117,219
33,007	WageWorks, Inc.(b)	2,052,705

		10,722,054

	Road & Rail - 4.7%
26,834	Arkansas Best Corp.	920,138
53,650	Heartland Express, Inc.	1,129,869
66,636	Knight Transportation, Inc.	1,422,679
27,870	Roadrunner Transportation Systems, Inc.(b)	731,587
27,098	Saia, Inc.(b)	912,119

		5,116,392

	Trading Companies & Distributors - 4.3%
46,780	Applied Industrial Technologies, Inc.	2,364,261
11,519	DXP Enterprises, Inc.(b)	1,106,285
30,087	Kaman Corp.	1,166,172

		4,636,718

	Total Common Stocks (Cost $96,388,269)	108,522,664

	Money Market Fund - 0.0%
19,035	Invesco Premier Portfolio – Institutional Class(c) (Cost $19,035)	19,035

	Total Investments (Cost $96,407,304)(d)-99.5%	108,541,699
	Other assets less liabilities-0.5%	566,831

	Net Assets-100.0%	$109,108,530

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $97,050,643. The net unrealized appreciation was $11,491,056 which consisted of aggregate gross unrealized appreciation of $13,189,936 and aggregate gross unrealized depreciation of $1,698,880.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 9.0%
209,314	ARRIS Group, Inc.(b)	$5,421,233
18,097	Bel Fuse, Inc., Class B	346,919
29,008	Black Box Corp.	795,109
60,776	CalAmp Corp.(b)	1,791,676
29,318	Comtech Telecommunications Corp.	891,854
46,982	Digi International, Inc.(b)	483,915
183,814	Harmonic, Inc.(b)	1,205,820
102,840	Ixia(b)	1,315,324
70,675	NETGEAR, Inc.(b)	2,255,239
32,800	Oplink Communications, Inc.(b)	555,304
31,788	PC-Tel, Inc.	260,979
37,639	Procera Networks, Inc.(b)	435,107
76,469	ViaSat, Inc.(b)	4,550,670

		20,309,149

	Computers & Peripherals - 3.3%
56,826	Avid Technology, Inc.(b)	394,372
85,774	Electronics for Imaging, Inc.(b)	3,634,244
43,807	Intevac, Inc.(b)	325,048
158,170	QLogic Corp.(b)	1,830,027
59,307	Super Micro Computer, Inc.(b)	1,219,352

		7,403,043

	Electronic Equipment, Instruments & Components - 28.6%
25,785	Agilysys, Inc.(b)	337,784
48,656	Anixter International, Inc.	4,268,104
26,214	Badger Meter, Inc.	1,335,341
79,233	Belden, Inc.	5,127,167
98,478	Benchmark Electronics, Inc.(b)	2,238,405
75,615	Checkpoint Systems, Inc.(b)	1,008,704
151,191	Cognex Corp.(b)	5,964,485
45,249	Coherent, Inc.(b)	3,024,443
61,434	CTS Corp.	1,148,202
69,733	Daktronics, Inc.	1,018,799
32,822	DTS, Inc.(b)	680,400
46,561	Electro Scientific Industries, Inc.	504,721
31,208	FARO Technologies, Inc.(b)	1,614,078
76,138	FEI Co.	7,135,653
77,200	Insight Enterprises, Inc.(b)	1,628,920
40,848	Littelfuse, Inc.	3,655,896
27,483	Measurement Specialties, Inc.(b)	1,516,237
60,750	Mercury Systems, Inc.(b)	650,025
64,754	Methode Electronics, Inc.	2,179,620
28,001	MTS Systems Corp.	1,969,310
71,434	Newport Corp.(b)	1,295,813
34,373	OSI Systems, Inc.(b)	1,991,228
38,051	Park Electrochemical Corp.	1,147,999
61,625	Plexus Corp.(b)	2,409,538
51,312	Rofin-Sinar Technologies, Inc.(b)	1,185,307
32,310	Rogers Corp.(b)	1,961,217
153,570	Sanmina Corp.(b)	2,567,690
51,304	ScanSource, Inc.(b)	1,925,952
48,009	SYNNEX Corp.(b)	2,695,705

99,545	TTM Technologies, Inc.(b)	$797,356

		64,984,099

	Internet Software & Services - 11.5%
75,118	Blucora, Inc.(b)	1,923,772
60,524	comScore, Inc.(b)	1,658,963
80,041	Dealertrack Technologies, Inc.(b)	3,733,913
69,901	Dice Holdings, Inc.(b)	489,307
51,859	Digital River, Inc.(b)	911,681
79,921	j2 Global, Inc.	3,624,417
46,923	Liquidity Services, Inc.(b)	1,115,360
89,825	LivePerson, Inc.(b)	1,242,280
41,515	LogMeIn, Inc.(b)	1,409,849
191,226	Monster Worldwide, Inc.(b)	1,170,303
109,027	NIC, Inc.	2,370,247
42,433	OpenTable, Inc.(b)	3,194,356
60,226	Perficient, Inc.(b)	1,236,440
52,266	QuinStreet, Inc.(b)	432,240
26,738	Stamps.com, Inc.(b)	1,055,082
45,318	XO Group, Inc.(b)	549,707

		26,117,917

	IT Services - 11.1%
42,715	CACI International, Inc., Class A(b)	3,161,764
82,061	Cardtronics, Inc.(b)	3,160,990
122,539	CIBER, Inc.(b)	475,451
61,707	CSG Systems International, Inc.	1,848,742
56,450	ExlService Holdings, Inc.(b)	1,419,718
23,070	Forrester Research, Inc.	866,048
67,239	Heartland Payment Systems, Inc.	2,898,673
59,214	Higher One Holdings, Inc.(b)	459,501
53,164	iGATE Corp.(b)	1,794,285
124,973	MAXIMUS, Inc.	5,295,106
71,368	Sykes Enterprises, Inc.(b)	1,495,873
34,966	TeleTech Holdings, Inc.(b)	762,958
46,696	Virtusa Corp.(b)	1,600,739

		25,239,848

	Semiconductors & Semiconductor Equipment - 21.4%
67,074	Advanced Energy Industries, Inc.(b)	1,831,120
58,061	ATMI, Inc.(b)	1,607,129
121,397	Brooks Automation, Inc.	1,232,180
43,004	Cabot Microelectronics Corp.(b)	1,733,921
40,118	CEVA, Inc.(b)	697,652
115,782	Cirrus Logic, Inc.(b)	2,027,343
42,329	Cohu, Inc.	438,529
66,362	Diodes, Inc.(b)	1,520,353
41,172	DSP Group, Inc.(b)	368,901
166,536	Entropic Communications, Inc.(b)	694,455
86,699	Exar Corp.(b)	954,556
241,563	GT Advanced Technologies, Inc.(b)	2,480,852
57,478	Hittite Microwave Corp.(b)	3,296,363
111,512	Kopin Corp.(b)	428,206
138,524	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,612,419
83,251	Micrel, Inc.	830,845
171,341	Microsemi Corp.(b)	4,016,233
97,057	MKS Instruments, Inc.	2,924,327
63,396	Monolithic Power Systems, Inc.(b)	2,072,415
40,478	Nanometrics, Inc.(b)	685,697
37,807	Pericom Semiconductor Corp.(b)	313,042
54,568	Power Integrations, Inc.	3,232,063
36,016	Rubicon Technology, Inc.(b)	395,096
60,114	Rudolph Technologies, Inc.(b)	660,653
56,776	Sigma Designs, Inc.(b)	266,279
18,757	Supertex, Inc.(b)	500,812
60,337	Synaptics, Inc.(b)	3,521,267
89,166	Tessera Technologies, Inc.	1,769,945

Schedule of Investments(a)

292,849	TriQuint Semiconductor, Inc.(b)	$2,430,647
50,744	Ultratech, Inc.(b)	1,283,823
71,558	Veeco Instruments, Inc.(b)	2,719,920

		48,547,043

	Software - 15.1%
83,486	Blackbaud, Inc.	2,876,928
67,086	Bottomline Technologies, Inc.(b)	2,322,517
58,235	Ebix, Inc.	790,831
55,191	Epiq Systems, Inc.	792,543
28,765	Interactive Intelligence Group, Inc.(b)	2,184,414
140,088	Manhattan Associates, Inc.(b)	4,723,767
16,485	MicroStrategy, Inc., Class A(b)	2,072,164
71,146	Monotype Imaging Holdings, Inc.	2,075,329
68,155	NetScout Systems, Inc.(b)	2,407,235
94,665	Progress Software Corp.(b)	2,288,053
55,422	Synchronoss Technologies, Inc.(b)	1,477,551
168,203	Take-Two Interactive Software, Inc.(b)	3,226,134
62,115	Tangoe, Inc.(b)	1,132,356
51,740	Tyler Technologies, Inc.(b)	5,455,983
53,302	VASCO Data Security International, Inc.(b)	398,166

		34,223,971

	Total Investments (Cost $192,242,768)(c)-100.0%	226,825,070
	Other assets less liabilities-(0.0)%	(48,311)

	Net Assets-100.0%	$226,776,759

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $194,878,004. The net unrealized appreciation was $31,947,066 which consisted of aggregate gross unrealized appreciation of $40,991,578 and aggregate gross unrealized depreciation of $9,044,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 45.7%
14,518	A. Schulman, Inc.	$493,176
12,431	American Vanguard Corp.	288,896
15,028	Balchem Corp.	819,327
27,223	Calgon Carbon Corp.(b)	552,899
22,658	Flotek Industries, Inc.(b)	487,374
11,236	FutureFuel Corp.	183,821
25,060	H.B. Fuller Co.	1,167,295
4,706	Hawkins, Inc.	165,698
10,960	Innophos Holdings, Inc.	511,503
10,136	Koppers Holdings, Inc.	400,372
16,217	Kraton Performance Polymers, Inc.(b)	405,587
9,543	LSB Industries, Inc.(b)	315,969
15,944	OM Group, Inc.(b)	515,629
47,981	PolyOne Corp.	1,706,204
6,574	Quaker Chemical Corp.	454,329
9,458	Stepan Co.	599,543
12,554	Tredegar Corp.	311,214
11,376	Zep, Inc.	182,471

		9,561,307

	Construction Materials - 5.8%
36,457	Headwaters, Inc.(b)	405,402
10,699	Texas Industries, Inc.(b)	804,779

		1,210,181

	Containers & Packaging - 1.2%
13,339	Myers Industries, Inc.	255,442

	Metals & Mining - 25.1%
8,499	A.M. Castle & Co.(b)	116,606
67,972	AK Steel Holding Corp.(b)	480,562
12,455	AMCOL International Corp.	424,342
25,643	Century Aluminum Co.(b)	299,254
32,290	Globe Specialty Metals, Inc.	564,429
6,149	Haynes International, Inc.	314,460
9,354	Kaiser Aluminum Corp.	653,003
10,280	Materion Corp.	273,139
4,536	Olympic Steel, Inc.	125,602
15,234	RTI International Metals, Inc.(b)	474,082
59,487	Stillwater Mining Co.(b)	745,967
34,689	SunCoke Energy, Inc.(b)	769,402

		5,240,848

	Paper & Forest Products - 22.2%
15,700	Boise Cascade Co.(b)	478,693
10,499	Clearwater Paper Corp.(b)	597,918
5,563	Deltic Timber Corp.	357,757
39,988	KapStone Paper and Packaging Corp.(b)	1,118,464
8,076	Neenah Paper, Inc.	350,821
21,574	P.H. Glatfelter Co.	668,578
15,654	Schweitzer-Mauduit International, Inc.	722,119
24,651	Wausau Paper Corp.	336,733

		4,631,083

	Total Investments (Cost $18,628,132)(c)-100.0%	20,898,861
	Other assets less liabilities-0.0%	1,097

Net Assets-100%	$20,899,958

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,805,704. The net unrealized appreciation was $2,093,157 which consisted of aggregate gross unrealized appreciation of $2,608,731 and aggregate gross unrealized depreciation of $515,574.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Diversified Telecommunication Services - 15.5%
26,360	Atlantic Tele-Network, Inc.	$1,535,470
74,569	Cbeyond, Inc.(b)	541,371
455,716	Cincinnati Bell, Inc.(b)	1,576,777
81,653	General Communication, Inc., Class A(b)	794,484
47,368	Lumos Networks Corp.	900,466

		5,348,568

	Electric Utilities - 26.9%
31,289	ALLETE, Inc.	1,563,824
43,720	El Paso Electric Co.	1,592,720
73,867	UIL Holdings Corp.	2,856,437
54,342	UNS Energy Corp.	3,253,999

		9,266,980

	Gas Utilities - 39.4%
33,851	Laclede Group, Inc. (The)	1,553,422
54,980	New Jersey Resources Corp.	2,507,088
35,707	Northwest Natural Gas Co.	1,483,983
99,335	Piedmont Natural Gas Co., Inc.	3,280,042
27,592	South Jersey Industries, Inc.	1,471,757
60,638	Southwest Gas Corp.	3,258,080

		13,554,372

	Multi-Utilities - 9.3%
55,669	Avista Corp.	1,604,937
35,515	NorthWestern Corp.	1,605,633

		3,210,570

	Water Utilities - 4.6%
55,833	American States Water Co.	1,585,657

	Wireless Telecommunication Services - 4.3%
40,544	NTELOS Holdings Corp.	665,327
57,494	USA Mobility, Inc.	819,864

		1,485,191

	Total Common Stocks (Cost $28,422,032)	34,451,338

	Money Market Fund - 0.0%
1,402	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,402)	1,402

	Total Investments (Cost $28,423,434)(d)-100.0%	34,452,740
	Other assets less liabilities-0.0%	6,951

	Net Assets-100.0%	$34,459,691

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,665,090. The net unrealized appreciation was $5,787,650 which consisted of aggregate gross unrealized appreciation of $6,472,713 and aggregate gross unrealized depreciation of $685,063.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 7.8%
176,692	Bank of New York Mellon Corp. (The)	$5,647,076
53,575	Northern Trust Corp.	3,226,286
72,836	State Street Corp.	4,876,370

		13,749,732

	Consumer Finance - 3.9%
97,450	Capital One Financial Corp.	6,880,944

	Diversified Banks - 15.9%
167,268	Comerica, Inc.	7,660,874
164,320	U.S. Bancorp	6,528,434
304,816	Wells Fargo & Co.	13,820,358

		28,009,666

	Other Diversified Financial Services - 25.4%
954,985	Bank of America Corp.	15,995,999
303,072	Citigroup, Inc.	14,374,705
259,855	JPMorgan Chase & Co.	14,385,573

		44,756,277

	Regional Banks - 42.9%
186,278	BB&T Corp.	6,968,660
81,190	Commerce Bancshares, Inc.	3,529,329
50,418	Cullen/Frost Bankers, Inc.	3,731,940
363,423	Fifth Third Bancorp	7,639,152
205,975	First Niagara Financial Group, Inc.	1,779,624
779,242	Huntington Bancshares, Inc.	7,067,725
557,682	KeyCorp	7,116,022
66,338	M&T Bank Corp.	7,397,351
90,108	PNC Financial Services Group, Inc.	7,197,827
738,303	Regions Financial Corp.	7,508,541
233,782	SunTrust Banks, Inc.	8,654,610
241,089	Zions Bancorp.	6,931,309

		75,522,090

	Thrifts & Mortgage Finance - 4.1%
305,275	New York Community Bancorp, Inc.	4,942,402
161,928	People’s United Financial, Inc.	2,300,997

		7,243,399

	Total Common Stocks (Cost $171,829,085)	176,162,108

	Money Market Fund - 0.0%
12,259	Invesco Premier Portfolio – Institutional Class(b) (Cost $12,259)	12,259

	Total Investments (Cost $171,841,344)(c) -100.0%	176,174,367
	Other assets less liabilities-0.0%	37,765

	Net Assets-100.0%	$176,212,132

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $171,927,799. The net unrealized appreciation was $4,246,568 which consisted of aggregate gross unrealized appreciation of $6,291,978 and aggregate gross unrealized depreciation of $2,045,410.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Asset Management & Custody Banks - 40.9%
1,718	BlackRock, Inc.	$516,207
9,327	Eaton Vance Corp.	355,079
15,517	Franklin Resources, Inc.	807,039
13,914	Invesco Ltd.(b)	462,641
34,521	Janus Capital Group, Inc.	379,386
8,615	Legg Mason, Inc.	364,845
15,576	SEI Investments Co.	530,519
13,853	State Street Corp.	927,458
5,743	T. Rowe Price Group, Inc.	450,481

		4,793,655

	Investment Banking & Brokerage - 39.0%
18,931	Charles Schwab Corp. (The)	469,868
5,411	Goldman Sachs Group, Inc. (The)	888,053
3,047	Greenhill & Co., Inc.	158,292
12,300	Investment Technology Group, Inc.(c)	202,950
17,750	KCG Holdings, Inc., Class A(c)	196,315
12,303	Lazard Ltd., Class A	526,076
36,702	Morgan Stanley	1,083,076
3,187	Piper Jaffray Cos.(c)	125,186
8,582	Raymond James Financial, Inc.	436,910
15,376	TD Ameritrade Holding Corp.	480,500

		4,567,226

	Specialized Finance - 20.0%
8,975	CBOE Holdings, Inc.	466,879
5,729	CME Group, Inc.	428,300
12,234	Interactive Brokers Group, Inc., Class A	259,361
3,846	IntercontinentalExchange Group, Inc.	803,006
10,104	NASDAQ OMX Group, Inc. (The)	385,468

		2,343,014

	Total Common Stocks (Cost $10,996,177)	11,703,895

	Money Market Fund - 0.1%
10,628	Invesco Premier Portfolio – Institutional Class(d) (Cost $10,628)	10,628

	Total Investments (Cost $11,006,805)(e) -100.0%	11,714,523
	Other assets less liabilities-(0.0)%	(140)

	Net Assets-100.0%	$11,714,383

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the three months ended January 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value January 31, 2014	Divi- dend Income
Invesco Ltd.	$478,609	$98,157	$(105,168)	$(19,684)	$10,727	$462,641	$2,493

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $11,081,722. The net unrealized appreciation was $632,801 which consisted of aggregate gross unrealized appreciation of $768,387 and aggregate gross unrealized depreciation of $135,586.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.6%
	Asset Management & Custody Banks - 27.3%
1,030,985	Apollo Investment Corp.	$8,701,513
436,652	Ares Capital Corp.	7,733,107
127,357	Blackstone Group LP (The)	4,170,942
175,874	Federated Investors, Inc., Class B	4,729,252
515,492	Hercules Technology Growth Capital, Inc.	8,175,703
545,815	Medley Capital Corp.	7,526,789
788,400	PennantPark Investment Corp.	8,924,688
424,523	THL Credit, Inc.	6,715,954
218,326	Triangle Capital Corp.	5,886,069

		62,564,017

	Insurance Brokers - 1.8%
90,969	Arthur J. Gallagher & Co.	4,205,497

	Investment Banking & Brokerage - 5.4%
1,413,056	BGC Partners, Inc., Class A	9,085,950
855,111	GFI Group, Inc.	3,249,422

		12,335,372

	Mortgage REITs - 30.2%
315,360	American Capital Agency Corp. REIT	6,606,792
600,397	Annaly Capital Management, Inc. REIT	6,466,276
1,309,957	Anworth Mortgage Asset Corp. REIT	6,143,698
764,142	Capstead Mortgage Corp. REIT	9,643,472
254,714	Colony Financial, Inc. REIT	5,654,651
309,295	Hatteras Financial Corp. REIT	5,548,752
460,911	Invesco Mortgage Capital, Inc. REIT(b)	7,240,912
958,209	MFA Financial, Inc. REIT	6,985,343
345,683	PennyMac Mortgage Investment Trust REIT	8,140,835
224,356	Starwood Property Trust, Inc. REIT	6,775,551

		69,206,282

	Property & Casualty Insurance - 5.7%
163,745	Mercury General Corp.	7,504,433
103,098	Safety Insurance Group, Inc.	5,575,540

		13,079,973

	Regional Banks - 11.8%
72,775	Bank of Hawaii Corp.	4,132,164
90,969	City Holding Co.	4,059,037
351,748	F.N.B. Corp.	4,164,696
78,840	Park National Corp.	6,173,172
157,680	Trustmark Corp.	3,746,477
157,680	United Bankshares, Inc.	4,713,055

		26,988,601

	Residential REITs - 2.2%
109,163	Sun Communities, Inc. REIT	5,103,370

	Specialized REITs - 3.1%
272,908	Hospitality Properties Trust REIT	7,013,736

	Thrifts & Mortgage Finance - 11.4%
266,843	Dime Community Bancshares, Inc.	4,360,215
527,622	New York Community Bancorp, Inc.	8,542,200
278,972	Northwest Bancshares, Inc.	3,922,346
260,779	Oritani Financial Corp.	4,104,662
363,877	People’s United Financial, Inc.	5,170,692

		26,100,115

	Trading Companies & Distributors - 1.7%
109,163	Textainer Group Holdings Ltd.	3,961,525

	Total Common Stocks and Other Equity Interests (Cost $224,565,143)	$230,558,488

	Money Market Fund - 0.5%
1,218,859	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,218,859)	1,218,859

	Total Investments (Cost $225,784,002)(d)-101.1%	231,777,347
	Other assets less liabilities-(1.1)%	(2,534,409)

	Net Assets-100.0%	$229,242,938

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, are considered to be affiliated. The table below shows the transactions in, and earnings from, the investment in Invesco Mortgage Capital, Inc. REIT for the three months ended January 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation	Real- ized Gain (Loss)	Value January 31, 2014	Divid- end Income
Invesco Mortgage Capital Inc. REIT	$8,932,139	$550,528	$(2,327,131)	$891,765	$(806,389)	$7,240,912	$227,268

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $231,021,820. The net unrealized appreciation was $755,527 which consisted of aggregate gross unrealized appreciation of $17,453,756 and aggregate gross unrealized depreciation of $16,698,229.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 4.7%
5,443	Ameriprise Financial, Inc.	$574,998

	Insurance Brokers - 8.0%
6,639	Aon PLC (United Kingdom)	534,174
9,836	Marsh & McLennan Cos., Inc.	449,603

		983,777

	Life & Health Insurance - 33.4%
11,852	Aflac, Inc.	744,069
11,347	Lincoln National Corp.	544,996
19,685	MetLife, Inc.	965,549
12,621	Principal Financial Group, Inc.	549,897
9,926	Prudential Financial, Inc.	837,655
13,888	Unum Group	447,194

		4,089,360

	Multi-line Insurance - 10.7%
5,645	Assurant, Inc.	368,901
31,100	Genworth Financial, Inc., Class A(b)	458,725
14,509	Hartford Financial Services Group, Inc. (The)	482,424

		1,310,050

	Property & Casualty Insurance - 36.5%
9,890	Allstate Corp. (The)	506,368
1,959	Arch Capital Group Ltd.(b)	105,414
9,006	Axis Capital Holdings Ltd.	405,450
8,528	Chubb Corp. (The)	720,957
8,606	Cincinnati Financial Corp.	416,961
15,631	Fidelity National Financial, Inc., Class A	493,002
25,397	MBIA, Inc.(b)	277,843
14,879	Progressive Corp. (The)	345,788
9,289	Travelers Cos., Inc. (The)	755,010
15,741	XL Group PLC	452,396

		4,479,189

	Reinsurance - 2.2%
1,901	Everest Re Group Ltd	275,189

	Thrifts & Mortgage Finance - 4.5%
64,673	MGIC Investment Corp.(b)	549,074

	Total Investments (Cost $11,119,991)(c)-100.0%	12,261,637
	Other assets less liabilities-0.0%	2,548

	Net Assets-100.0%	$12,264,185

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $11,126,570. The net unrealized appreciation was $1,135,067 which consisted of aggregate gross unrealized appreciation of $1,245,945 and aggregate gross unrealized depreciation of $110,878.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Argentina - 1.1%
472	Banco Macro SA ADR(a)	$8,581
1,201	Grupo Financiero Galicia SA ADR	9,548
836	IRSA Inversiones y Representaciones SA ADR	8,134

		26,263

	Australia - 5.3%
4,681	Westpac Banking Corp. ADR	125,310

	Bermuda - 0.7%
565	Montpelier Re Holdings Ltd.	15,747

	Brazil - 4.0%
3,185	Banco Bradesco SA ADR(a)	33,538
2,065	Gafisa SA ADR(a)	5,266
4,671	Itau Unibanco Holding SA ADR	57,173

		95,977

	Canada - 17.1%
890	Bank of Montreal	54,361
1,273	Bank of Nova Scotia	69,811
938	Brookfield Asset Management, Inc., Class A	35,597
518	Canadian Imperial Bank of Commerce	40,259
1,526	Manulife Financial Corp.	28,124
1,122	Royal Bank of Canada	69,430
917	Sun Life Financial, Inc.	30,215
904	Toronto-Dominion Bank (The)	78,151

		405,948

	Chile - 3.2%
478	Banco de Chile ADR	35,014
2,435	Corpbanca ADR	40,153

		75,167

	China - 2.0%
1,163	China Life Insurance Co. Ltd. ADR	47,381

	Colombia - 2.3%
1,219	Bancolombia SA ADR	53,563

	Germany - 7.9%
6,961	Allianz SE ADR	115,970
1,481	Deutsche Bank AG	71,355

		187,325

	India - 4.6%
2,248	HDFC Bank Ltd. ADR	70,340
1,212	ICICI Bank Ltd. ADR	38,990

		109,330

	Ireland - 0.3%
451	Bank of Ireland ADR(a)	7,663

	Japan - 11.7%
14,534	Mitsubishi UFJ Financial Group, Inc. ADR	87,786
2,593	Mizuho Financial Group, Inc. ADR	11,020
5,096	Nomura Holdings, Inc. ADR	35,468
571	ORIX Corp. ADR	43,716
10,672	Sumitomo Mitsui Financial Group, Inc. ADR	99,463

		277,453

	Mexico - 0.0%
544	Desarrolladora Homex SAB de CV ADR(a)	838

	Netherlands - 2.5%
2,846	AEGON NV	$24,675
2,655	ING Groep NV ADR(a)	35,072

		59,747

	South Korea - 4.0%
856	KB Financial Group, Inc. ADR	28,719
1,000	Shinhan Financial Group Co. Ltd. ADR	41,390
750	Woori Finance Holdings Co. Ltd. ADR	25,447

		95,556

	Spain - 11.3%
10,632	Banco Bilbao Vizcaya Argentaria SA ADR	126,627
6,060	Banco Santander Brasil SA ADR	27,694
1,240	Banco Santander Chile ADR	24,155
9,413	Banco Santander SA ADR	81,328
1,309	BBVA Banco Frances SA ADR(a)	7,619

		267,423

	Switzerland - 6.3%
2,401	Credit Suisse Group AG ADR(a)	72,390
3,899	UBS AG(a)	77,473

		149,863

	United Kingdom - 10.9%
2,225	Aviva PLC ADR	32,774
2,429	Barclays PLC ADR	43,479
932	HSBC Holdings PLC ADR	47,989
9,607	Lloyds Banking Group PLC ADR(a)	52,646
1,821	Prudential PLC ADR	73,496
749	Royal Bank of Scotland Group PLC ADR(a)	8,336

		258,720

	United States - 4.7%
651	ACE Ltd.	61,070
483	Aspen Insurance Holdings Ltd.	18,789
189	PartnerRe Ltd.	18,554
422	XL Group PLC	12,128

		110,541

	Total Investments (Cost $2,451,542)(b)-99.9%	2,369,815
	Other assets less liabilities-0.1%	1,616

	Net Assets-100.0%	$2,371,431

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,473,712. The net unrealized depreciation was $103,897 which consisted of aggregate gross unrealized appreciation of $168,174 and aggregate gross unrealized depreciation of $272,071.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 16.6%
87,970	First Potomac Realty Trust	$1,148,888
173,878	Lexington Realty Trust	1,879,621
49,483	Liberty Property Trust	1,801,181
113,399	One Liberty Properties, Inc.	2,365,503
59,792	Washington Real Estate Investment Trust	1,393,154
158,758	Winthrop Realty Trust	1,822,542

		10,410,889

	Industrial - 3.9%
114,086	STAG Industrial, Inc.	2,448,286

	Office - 13.0%
120,271	Brandywine Realty Trust	1,713,862
63,228	Corporate Office Properties Trust	1,571,216
94,155	Government Properties Income Trust	2,325,628
47,421	Highwoods Properties, Inc.	1,761,216
38,487	Mack-Cali Realty Corp.	778,592

		8,150,514

	Residential - 3.4%
44,672	Sun Communities, Inc.	2,088,416

	Retail - 25.5%
79,035	Agree Realty Corp.	2,259,611
72,850	CBL & Associates Properties, Inc.	1,237,721
163,569	Excel Trust, Inc.	1,866,322
232,983	Inland Real Estate Corp.	2,455,641
204,118	Kite Realty Group Trust	1,316,561
51,545	National Retail Properties, Inc.	1,711,294
88,657	Pennsylvania Real Estate Investment Trust	1,653,453
118,210	Ramco-Gershenson Properties Trust	1,887,814
85,221	Urstadt Biddle Properties, Inc., Class A	1,598,746

		15,987,163

	Specialized - 37.6%
128,518	Chatham Lodging Trust	2,687,311
53,607	EPR Properties	2,738,246
28,865	Health Care REIT, Inc.	1,671,861
64,603	Healthcare Realty Trust, Inc.	1,480,701
109,962	Hospitality Properties Trust	2,826,023
141,576	Medical Properties Trust, Inc.	1,878,714
96,904	OMEGA Healthcare Investors, Inc.	3,095,114
74,225	Sabra Health Care REIT, Inc.	2,147,329
96,217	Senior Housing Properties Trust	2,166,807
184,874	Summit Hotel Properties, Inc.	1,647,227
28,865	Universal Health Realty Income Trust	1,223,876

		23,563,209

	Total Real Estate Investment Trusts (Cost $68,944,415)	62,648,477

	Money Market Fund - 0.2%
139,671	Invesco Premier Portfolio – Institutional Class(b) (Cost $139,671)	139,671

	Total Investments (Cost $69,084,086)(c)-100.2%	62,788,148
	Other assets less liabilities-(0.2)%	(141,914)

	Net Assets-100.0%	$62,646,234

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $69,465,433. The net unrealized depreciation was $6,677,285 which consisted of aggregate gross unrealized appreciation of $381,387 and aggregate gross unrealized depreciation of $7,058,672.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 11.7%
14,572	American Financial Group, Inc.	$800,294
14,268	HCC Insurance Holdings, Inc.	612,240
13,155	Kemper Corp.	483,446

		1,895,980

	Property & Casualty Insurance - 65.2%
6,375	Allied World Assurance Co. Holdings AG	656,115
27,018	Allstate Corp. (The)	1,383,321
15,179	Arch Capital Group Ltd.(b)	816,782
15,584	Aspen Insurance Holdings Ltd.	606,218
17,000	Axis Capital Holdings Ltd.	765,340
13,661	Chubb Corp. (The)	1,154,901
10,119	Hanover Insurance Group, Inc. (The)	561,908
8,197	Mercury General Corp.	375,668
14,167	ProAssurance Corp.	658,199
49,787	Progressive Corp. (The)	1,157,050
3,036	RLI Corp.	126,480
17,911	Selective Insurance Group, Inc.	421,267
14,774	Travelers Cos., Inc. (The)	1,200,831
17,000	W.R. Berkley Corp.	658,920

		10,543,000

	Reinsurance - 23.1%
13,762	Endurance Specialty Holdings Ltd.	720,991
4,554	Everest Re Group Ltd.	659,237
15,887	Montpelier Re Holdings Ltd. (Bermuda)	442,771
5,161	PartnerRe Ltd.	506,655
7,792	Platinum Underwriters Holdings Ltd.	442,897
5,768	RenaissanceRe Holdings Ltd.	523,215
12,244	Validus Holdings Ltd.	439,805

		3,735,571

	Total Investments (Cost $15,694,441)(c)-100.0%	16,174,551
	Other assets less liabilities-(0.0)%	(1,107)

	Net Assets-100.0%	$16,173,444

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,702,236. The net unrealized appreciation was $472,315 which consisted of aggregate gross unrealized appreciation of $776,435 and aggregate gross unrealized depreciation of $304,120.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 94.8%
54,672	Associated Banc-Corp.	$900,448
56,740	BancorpSouth, Inc.	1,337,362
13,003	Bank of Hawaii Corp.	738,310
8,866	BOK Financial Corp.	569,729
70,630	Boston Private Financial Holdings, Inc.	868,043
39,896	Cathay General Bancorp	937,556
15,958	City Holding Co.	712,046
11,821	City National Corp.	855,249
43,442	Columbia Banking System, Inc.	1,134,271
22,164	Community Bank System, Inc.	789,038
60,878	CVB Financial Corp.	908,300
25,522	East West Bancorp, Inc.	853,966
84,224	F.N.B. Corp.	997,212
77,132	First Commonwealth Financial Corp.	633,254
42,851	First Financial Bancorp	710,470
17,436	First Financial Bankshares, Inc.	1,066,560
84,815	First Horizon National Corp.	997,424
62,946	First Midwest Bancorp, Inc.	1,005,248
31,325	First Republic Bank	1,520,202
59,991	FirstMerit Corp.	1,220,817
54,672	Fulton Financial Corp.	675,199
36,940	Glacier Bancorp, Inc.	976,324
18,027	Hancock Holding Co.	623,734
7,684	IBERIABANK Corp.	505,915
35,463	MB Financial, Inc.	996,510
73,881	National Penn Bancshares, Inc.	766,885
69,152	Old National Bancorp	968,128
25,119	PacWest Bancorp	1,007,523
7,684	Park National Corp.	601,657
44,328	Pinnacle Financial Partners, Inc.	1,446,866
33,394	PrivateBancorp, Inc.	954,734
17,140	Prosperity Bancshares, Inc.	1,072,278
23,937	S&T Bancorp, Inc.	559,886
11,821	Signature Bank(b)	1,442,871
115,550	Susquehanna Bancshares, Inc.	1,251,407
14,481	SVB Financial Group(b)	1,625,203
319,165	Synovus Financial Corp.	1,069,203
38,123	TCF Financial Corp.	613,780
25,711	Texas Capital Bancshares, Inc.(b)	1,529,033
26,893	Trustmark Corp.	638,978
11,525	UMB Financial Corp.	683,317
57,036	Umpqua Holdings Corp.	1,001,552
33,829	United Bankshares, Inc.	1,011,149
60,287	Valley National Bancorp	584,181
43,146	Webster Financial Corp.	1,309,050
11,821	Westamerica Bancorp.	583,485
24,824	Wintrust Financial Corp.	1,088,036

		44,342,389

	Thrifts & Mortgage Finance - 5.2%
75,949	Brookline Bancorp, Inc.	675,946
49,352	Provident Financial Services, Inc.	854,777
40,191	Washington Federal, Inc.	879,379

		2,410,102

	Total Common Stocks (Cost $46,431,924)	46,752,491

	Money Market Fund - 0.0%
10,034	Invesco Premier Portfolio – Institutional Class(c) (Cost $10,034)	10,034

Total Investments (Cost $46,441,958)(d)-100.0%	$46,762,525
Other assets less liabilities-(0.0)%	(10,389)

Net Assets-100.0%	$46,752,136

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $46,454,507. The net unrealized appreciation was $308,018 which consisted of aggregate gross unrealized appreciation of $1,382,248 and aggregate gross unrealized depreciation of $1,074,230.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NYSE Century Portfolio (NYCC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.9%
202	Abercrombie & Fitch Co., Class A	$7,147
244	Brown Shoe Co., Inc.	5,778
148	Brunswick Corp.	6,136
94	Carter’s, Inc.	6,321
86	Conn’s, Inc.(b)	5,221
294	Cooper Tire & Rubber Co.	6,880
348	Dana Holding Corp.	6,584
164	Foot Locker, Inc.	6,330
440	Ford Motor Co.	6,582
230	Gannett Co., Inc.	6,332
164	General Motors Co.(b)	5,917
286	Goodyear Tire & Rubber Co. (The)	6,767
10	Graham Holdings Co., Class B	6,261
98	Hanesbrands, Inc.	6,972
98	Harley-Davidson, Inc.	6,046
388	Houghton Mifflin Harcourt Co.(b)	7,465
388	Interpublic Group of Cos., Inc. (The)	6,332
748	J.C. Penney Co., Inc.(b)	4,428
124	John Wiley & Sons, Inc., Class A	6,713
134	Johnson Controls, Inc.	6,180
122	Jos. A. Bank Clothiers, Inc.(b)	6,859
130	Lamar Advertising Co., Class A(b)	6,326
218	Leggett & Platt, Inc.	6,544
128	Macy’s, Inc.	6,810
118	Madison Square Garden Co. (The), Class A(b)	6,848
160	Matthews International Corp., Class A	6,803
296	Media General, Inc.(b)	5,278
130	Meredith Corp.	5,951
438	New York Times Co. (The), Class A	6,193
210	Newell Rubbermaid, Inc.	6,489
110	Nordstrom, Inc.	6,319
50	PVH Corp.	6,043
80	Scripps Networks Interactive, Inc., Class A	5,802
146	Sears Holdings Corp.(b)	5,310
374	Service Corp. International	6,620
130	Sotheby’s	6,230
108	Target Corp.	6,117
74	Tiffany & Co.	6,156
90	TRW Automotive Holdings Corp.(b)	6,673
110	VF Corp.	6,430
42	Whirlpool Corp.	5,599
202	Wolverine World Wide, Inc.	5,636

		263,428

	Consumer Staples - 11.3%
176	Altria Group, Inc.	6,199
154	Archer-Daniels-Midland Co.	6,080
390	Avon Products, Inc.	5,807
100	Beam, Inc.	8,330
90	Brown-Forman Corp., Class B	6,930
82	Bunge Ltd.	6,212
156	Campbell Soup Co.	6,429
102	Church & Dwight Co., Inc.	6,587
72	Clorox Co. (The)	6,355
166	Coca-Cola Co. (The)	6,278
154	Coca-Cola Enterprises, Inc.	6,667
104	Colgate-Palmolive Co.	6,368
202	ConAgra Foods, Inc.	6,422
436	Coty, Inc., Class A(b)	5,882
94	CVS Caremark Corp.	6,366

324	Darling International, Inc.(b)	$6,337
138	Dr Pepper Snapple Group, Inc.	6,607
238	Fresh Del Monte Produce, Inc.	6,297
136	General Mills, Inc.	6,531
70	Hershey Co. (The)	6,958
150	Hormel Foods Corp.	6,816
100	Ingredion, Inc.	6,230
66	JM Smucker Co. (The)	6,362
110	Kellogg Co.	6,378
64	Kimberly-Clark Corp.	7,000
170	Kroger Co. (The)	6,137
134	Lorillard, Inc.	6,595
98	McCormick & Co., Inc., NVTG	6,290
82	Mead Johnson Nutrition Co.	6,305
120	Molson Coors Brewing Co., Class B	6,317
194	Mondelez International, Inc., Class A	6,353
82	PepsiCo, Inc.	6,590
78	Philip Morris International, Inc.	6,095
82	Procter & Gamble Co. (The)	6,283
136	Reynolds American, Inc.	6,596
234	Snyders-Lance, Inc.	6,250
96	Spectrum Brands Holdings, Inc.	7,224
204	Tootsie Roll Industries, Inc.	6,189
98	TreeHouse Foods, Inc.(b)	6,452
410	Vector Group Ltd.	7,323
118	Walgreen Co.	6,767
132	Weis Markets, Inc.	6,497

		272,691

	Energy - 4.1%
96	Buckeye Partners LP	7,007
114	Cameron International Corp.(b)	6,837
54	Chevron Corp.	6,028
176	CONSOL Energy, Inc.	6,574
158	CVR Energy, Inc.(b)	5,860
74	EQT Corp.	6,868
66	Exxon Mobil Corp.	6,083
130	FMC Technologies, Inc.(b)	6,427
190	Marathon Oil Corp.	6,230
84	National Oilwell Varco, Inc.	6,301
110	ONEOK, Inc.	7,534
350	Peabody Energy Corp.	5,967
252	PVR Partners LP	7,066
82	SM Energy Co.	6,786
176	Williams Cos., Inc. (The)	7,126

		98,694

	Financials - 23.2%
164	Alexander & Baldwin, Inc.	6,414
76	American Express Co.	6,462
118	American Financial Group, Inc.	6,481
60	American National Insurance Co.	6,240
60	Ameriprise Financial, Inc.	6,338
102	Assurant, Inc.	6,666
482	Astoria Financial Corp.	6,382
266	BancorpSouth, Inc.	6,270
430	Bank of America Corp.	7,202
114	Bank of Hawaii Corp.	6,473
196	Bank of New York Mellon Corp. (The)	6,264
118	Bank of the Ozarks, Inc.	7,481
182	BB&T Corp.	6,809
58	Berkshire Hathaway, Inc., Class B(b)	6,473
102	BOK Financial Corp.	6,555
558	Capitol Federal Financial, Inc.	6,679
258	CBRE Group, Inc., Class A(b)	6,847
70	Chubb Corp. (The)	5,918
132	CIT Group, Inc.	6,145
130	Citigroup, Inc.	6,166
86	CME Group, Inc.	6,429
160	CNA Financial Corp.	6,285
142	Comerica, Inc.	6,504
150	Commerce Bancshares, Inc.	6,520
92	Cullen/Frost Bankers, Inc.	6,810
206	Fidelity National Financial, Inc., Class A	6,497

Schedule of Investments(a)

322	Fifth Third Bancorp	$6,768
242	First American Financial Corp.	6,273
30	First Citizens BancShares, Inc., Class A	6,637
102	First Financial Bankshares, Inc.	6,239
580	First Horizon National Corp.	6,821
640	First Niagara Financial Group, Inc.	5,530
302	FirstMerit Corp.	6,146
434	Genworth Financial, Inc., Class A(b)	6,401
38	Goldman Sachs Group, Inc. (The)	6,237
184	Hancock Holding Co.	6,366
114	Hanover Insurance Group, Inc. (The)	6,330
186	Hartford Financial Services Group, Inc. (The)	6,184
720	Hudson City Bancorp, Inc.	6,509
702	Huntington Bancshares, Inc.	6,367
106	IBERIABANK Corp.	6,979
30	IntercontinentalExchange Group, Inc.	6,264
116	JPMorgan Chase & Co.	6,422
504	KeyCorp	6,431
280	KKR & Co. LP	6,751
150	Lazard Ltd., Class A	6,414
154	Legg Mason, Inc.	6,522
240	Leucadia National Corp.	6,559
130	Lincoln National Corp.	6,244
58	M&T Bank Corp.	6,468
140	Marsh & McLennan Cos., Inc.	6,399
210	MB Financial, Inc.	5,901
88	McGraw-Hill Financial, Inc.	6,692
126	MetLife, Inc.	6,180
88	Moody’s Corp.	6,563
592	National Penn Bancshares, Inc.	6,145
258	NBT Bancorp, Inc.	6,202
402	New York Community Bancorp, Inc.	6,508
110	Northern Trust Corp.	6,624
454	Northwest Bancshares, Inc.	6,383
436	Old National Bancorp	6,104
398	Old Republic International Corp.	6,217
80	Park National Corp.	6,264
450	People’s United Financial, Inc.	6,394
86	PNC Financial Services Group, Inc.	6,870
234	Popular, Inc.(b)	6,178
162	Potlatch Corp. REIT	6,480
136	Principal Financial Group, Inc.	5,926
132	Protective Life Corp.	6,469
348	Provident Financial Services, Inc.	6,027
74	Prudential Financial, Inc.	6,245
686	Regions Financial Corp.	6,977
92	State Street Corp.	6,159
504	Sterling Bancorp	6,350
144	Stifel Financial Corp.(b)	6,502
184	SunTrust Banks, Inc.	6,812
1,890	Synovus Financial Corp.	6,331
86	Torchmark Corp.	6,463
76	Travelers Cos., Inc. (The)	6,177
248	Trustmark Corp.	5,892
168	U.S. Bancorp	6,675
104	UMB Financial Corp.	6,166
192	Unum Group	6,182
148	Wells Fargo & Co.	6,710
216	Weyerhaeuser Co. REIT	6,454
152	Willis Group Holdings PLC	6,545
226	Zions Bancorp.	6,498

		558,836

	Health Care - 5.5%
176	Abbott Laboratories	6,452
98	Aetna, Inc.	6,696
96	AmerisourceBergen Corp.	6,453
62	Becton, Dickinson and Co.	6,704
126	Bristol-Myers Squibb Co.	6,296
50	C.R. Bard, Inc.	6,480
78	Cigna Corp.	6,732
140	DENTSPLY International, Inc.	6,460

132	Eli Lilly & Co.	$7,129
172	Hanger, Inc.(b)	5,815
74	Johnson & Johnson	6,547
74	Laboratory Corp. of America Holdings(b)	6,647
42	McKesson Corp.	7,325
136	Merck & Co., Inc.	7,204
184	Owens & Minor, Inc.	6,374
164	Patterson Cos., Inc.	6,554
44	Perrigo Co. PLC	6,849
220	Pfizer, Inc.	6,688
96	Sirona Dental Systems, Inc.(b)	6,906
60	Thermo Fisher Scientific, Inc.	6,908

		133,219

	Industrials - 19.9%
48	3M Co.	6,153
124	A.O. Smith Corp.	5,855
236	ABM Industries, Inc.	6,292
184	Actuant Corp.	6,296
190	Albany International Corp., Class A	6,568
152	Allegion PLC(b)	7,501
118	Armstrong World Industries, Inc.(b)	6,570
196	Babcock & Wilcox Co. (The)	6,719
176	Barnes Group, Inc.	6,589
218	Brady Corp., Class A	5,964
306	Briggs & Stratton Corp.	6,447
196	Brink’s Co. (The)	6,201
116	C.H. Robinson Worldwide, Inc.	6,791
82	Chicago Bridge & Iron Co. NV	6,149
106	CLARCOR, Inc.	5,874
106	Colfax Corp.(b)	6,386
100	Crane Co.	6,316
238	CSX Corp.	6,405
74	Deere & Co.	6,361
54	Dun & Bradstreet Corp. (The)	5,940
60	DXP Enterprises, Inc.(b)	5,762
88	Eaton Corp. PLC	6,432
96	Emerson Electric Co.	6,330
98	Equifax, Inc.	6,866
88	Flowserve Corp.	6,365
84	Fluor Corp.	6,381
106	G&K Services, Inc., Class A	5,924
128	GATX Corp.	7,411
72	General Dynamics Corp.	7,294
242	General Electric Co.	6,081
70	Genesee & Wyoming, Inc., Class A(b)	6,324
590	GrafTech International Ltd.(b)	6,047
238	Harsco Corp.	6,043
226	Herman Miller, Inc.	6,335
74	Honeywell International, Inc.	6,751
62	Hubbell, Inc., Class B	7,237
76	Huntington Ingalls Industries, Inc.	7,222
80	Illinois Tool Works, Inc.	6,310
110	Ingersoll-Rand PLC	6,467
116	Joy Global, Inc.	6,124
56	Kansas City Southern	5,913
220	KBR, Inc.	6,886
80	Lennox International, Inc.	6,925
94	Lincoln Electric Holdings, Inc.	6,505
46	Lockheed Martin Corp.	6,942
288	Manitowoc Co., Inc. (The)	8,194
28	Middleby Corp. (The)(b)	6,904
132	Mine Safety Appliances Co.	6,650
108	Mueller Industries, Inc.	6,722
180	Navistar International Corp.(b)	5,548
148	Nielsen Holdings NV	6,259
90	Nordson Corp.	6,239
74	Norfolk Southern Corp.	6,852
116	PACCAR, Inc.	6,496
338	R.R. Donnelley & Sons Co.	6,243
58	Rockwell Automation, Inc.	6,661
68	SPX Corp.	6,771
84	Stanley Black & Decker, Inc.	6,502

Schedule of Investments(a)

422	Steelcase, Inc., Class A	$6,233
100	Tennant Co.	6,413
124	Timken Co. (The)	6,985
374	Titan International, Inc.	6,268
108	Toro Co. (The)	6,843
54	Towers Watson & Co., Class A	6,314
258	Tutor Perini Corp.(b)	5,831
40	Union Pacific Corp.	6,970
64	United Parcel Service, Inc., Class B	6,095
60	United Technologies Corp.	6,841
128	URS Corp.	6,426
242	USG Corp.(b)	7,405
72	WABCO Holdings, Inc.(b)	6,208
90	Wabtec Corp.	6,643
108	Watts Water Technologies, Inc., Class A	6,050
148	Woodward, Inc.	6,342

		480,162

	Information Technology - 3.2%
96	Belden, Inc.	6,212
356	Booz Allen Hamilton Holding Corp.	6,508
190	CoreLogic, Inc.(b)	6,051
380	Corning, Inc.	6,540
206	Diebold, Inc.	6,920
96	Harris Corp.	6,657
36	International Business Machines Corp.	6,360
200	NCR Corp.(b)	7,038
110	Rogers Corp.(b)	6,677
196	Unisys Corp.(b)	6,717
392	Western Union Co. (The)	6,037
552	Xerox Corp.	5,989

		77,706

	Materials - 9.7%
632	Alcoa, Inc.	7,274
190	Allegheny Technologies, Inc.	5,974
130	Ball Corp.	6,655
166	Bemis Co., Inc.	6,393
132	Cabot Corp.	6,424
110	Carpenter Technology Corp.	6,392
242	Chemtura Corp.(b)	6,069
254	Cliffs Natural Resources, Inc.	4,907
154	Crown Holdings, Inc.(b)	6,329
70	Domtar Corp.	7,519
152	Dow Chemical Co. (The)	6,917
104	E.I. du Pont de Nemours & Co.	6,345
90	FMC Corp.	6,357
128	Greif, Inc., Class A	6,481
132	H.B. Fuller Co.	6,149
2,272	Hecla Mining Co.	6,884
78	International Flavors & Fragrances, Inc.	6,761
138	International Paper Co.	6,588
184	MeadWestvaco Corp.	6,637
58	Monsanto Co.	6,180
20	NewMarket Corp.	6,697
124	Nucor Corp.	5,995
232	Olin Corp.	5,965
190	Owens-Illinois, Inc.(b)	6,088
238	P.H. Glatfelter Co.	7,376
108	Packaging Corp. of America	6,977
36	PPG Industries, Inc.	6,565
52	Praxair, Inc.	6,485
108	Scotts Miracle-Gro Co. (The), Class A	6,414
140	Sensient Technologies Corp.	6,849
36	Sherwin-Williams Co. (The)	6,597
164	Sonoco Products Co.	6,786
224	United States Steel Corp.	5,849
96	Valspar Corp. (The)	6,747
116	Vulcan Materials Co.	7,161
70	W.R. Grace & Co.(b)	6,602

		234,388

	Telecommunication Services - 0.8%
192	AT&T, Inc.	6,397
206	Level 3 Communications, Inc.(b)	6,613

626	Sprint Corp. (Japan)(b)	$5,177

		18,187

	Utilities - 11.4%
142	AGL Resources, Inc.	6,785
134	ALLETE, Inc.	6,697
188	Ameren Corp.	7,114
146	American Electric Power Co., Inc.	7,126
160	American Water Works Co., Inc.	6,811
150	Atmos Energy Corp.	7,202
240	Avista Corp.	6,919
128	Black Hills Corp.	7,018
292	CenterPoint Energy, Inc.	6,833
122	Consolidated Edison, Inc.	6,638
104	Dominion Resources, Inc.	7,063
98	Duke Energy Corp.	6,921
146	Edison International	7,031
192	El Paso Electric Co.	6,995
108	Entergy Corp.	6,807
248	Exelon Corp.	7,192
278	Great Plains Energy, Inc.	6,861
260	Hawaiian Electric Industries, Inc.	6,765
124	Integrys Energy Group, Inc.	6,738
148	Laclede Group, Inc. (The)	6,792
116	MGE Energy, Inc.	6,605
94	National Fuel Gas Co.	7,084
206	NiSource, Inc.	7,080
156	Northwest Natural Gas Co.	6,483
154	NorthWestern Corp.	6,962
200	OGE Energy Corp.	6,814
226	Otter Tail Corp.	6,292
356	Pepco Holdings, Inc.	6,917
168	PG&E Corp.	7,081
126	Pinnacle West Capital Corp.	6,631
212	Public Service Enterprise Group, Inc.	7,068
122	South Jersey Industries, Inc.	6,507
166	Southern Co. (The)	6,846
394	TECO Energy, Inc.	6,454
164	UGI Corp.	7,116
174	UIL Holdings Corp.	6,729
112	UNS Energy Corp.	6,707
190	Vectren Corp.	6,939
170	WGL Holdings, Inc.	6,423
242	Xcel Energy, Inc.	6,996

		274,042

	Total Common Stocks and Other Equity Interests (Cost $2,470,092)	2,411,353

	Money Market Fund - 0.0%
94	Invesco Premier Portfolio – Institutional Class(c) (Cost $94)	94

	Total Investments (Cost $2,470,186)(d)-100.0%	2,411,447
	Other assets less liabilities-0.0%	605

	Net Assets-100.0%	$2,412,052

Investment Abbreviations:

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(d)	In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At January 31, 2014, the cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $58,739 which consisted of aggregate gross unrealized appreciation of $25,629 and aggregate gross unrealized depreciation of $84,368.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—86.7%(a)(b)
	Advertising— 0.8%
$55,483,070	Getty Images, Inc., Term Loan	4.750	10/18/19	$52,306,942

	Aerospace/Defense— 2.0%
53,651,136	Accudyne Industries LLC, Term Loan (Luxembourg)	4.000	12/13/19	53,986,456
77,745,091	TransDigm, Inc., Term Loan C	3.750	02/28/20	78,367,440

				132,353,896

	Airlines— 0.9%
60,531,912	American Airlines Inc., Term Loan B	3.750	06/27/19	61,039,775

	Auto Manufacturers— 1.3%
88,313,855	Chrysler Group LLC, Term Loan B (Italy)	3.500	05/24/17	88,755,425

	Auto Parts & Equipment— 0.7%
	Federal-Mogul Corp.
30,873,027	Term Loan B	2.108	12/29/14	30,710,326
17,571,581	Term Loan C	2.108	12/28/15	17,478,979

				48,189,305

	Chemicals— 3.3%
69,124,177	DuPont Performance Coatings, Inc., Term Loan B	4.750	02/01/20	69,824,059
55,560,640	Ineos Holdings Ltd., Term Loan (Switzerland)	4.000	05/04/18	55,888,170
17,554,610	Tronox Worldwide LLC, Term Loan	4.500	03/19/20	17,785,015
80,300,902	Univar, Inc., Term Loan B	5.000	06/30/17	79,940,351

				223,437,595

	Coal— 0.7%
48,312,113	Arch Coal, Inc., Term Loan	6.250	05/16/18	47,925,616

	Commercial Services— 3.6%
38,798,407	Ceridian Corp., Term Loan	4.408	05/09/17	39,050,597
52,058,927	KAR Auction Services, Inc., Term Loan	3.750	05/19/17	52,473,837
54,642,674	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	54,403,886
40,633,226	Pharmaceutical Product Development, Inc., Term Loan	4.000	12/05/18	40,937,975
60,296,513	Weight Watchers International, Inc., Term Loan B2 (Luxembourg)	3.750	04/02/20	54,082,655

				240,948,950

	Computers— 1.6%
44,714,806	CDW LLC, Term Loan	3.250	04/29/20	44,837,101
	SunGard Data Systems, Inc.
1,178,867	Term Loan C	3.918	02/28/17	1,186,730
58,141,971	Term Loan E	4.000	03/08/20	58,548,674

				104,572,505

	Diversified Financial Services— 1.9%
77,303,393	Nuveen Investments, Inc., Term Loan B	4.159	05/13/17	77,290,252
48,421,029	Walter Investment Management Corp., Term Loan B	4.750	12/18/20	48,881,029

				126,171,281

	Electric— 3.2%
62,227,527	NRG Energy, Inc., Term Loan	2.750	07/01/18	62,098,716
	Texas Competitive Electric Holdings Co. LLC
103,553,410	Extended Term Loan	4.730	10/10/17	72,244,554
110,447,680	Term Loan	3.729	10/10/14	77,953,421

				212,296,691

	Entertainment— 2.6%
64,739,061	Alpha Topco Ltd., Term Loan B (Luxembourg)	4.500	04/30/19	65,600,414
66,820,000	Scientific Games International, Inc., Term Loan	4.250	10/18/20	67,251,657
43,101,103	SeaWorld Parks & Entertainment, Inc., Term Loan B2	3.000	05/14/20	42,956,283

				175,808,354

	Environmental Control— 0.8%
55,541,954	ADS Waste Holdings, Inc., Term Loan B	4.250	10/09/19	55,871,596

Schedule of Investments

	Food— 7.4%
	ARAMARK Corp.
$47,007	Extended LOC 3	3.669	07/26/16	$47,342
51,596,360	Term Loan C	3.747	07/26/16	51,963,984
77,638,207	Del Monte Foods Co., Term Loan	4.000	03/08/18	78,107,141
	HJ Heinz Co.
84,940,010	Term Loan B1	3.250	06/07/19	85,694,701
123,427,381	Term Loan B2	3.500	06/05/20	124,823,345
48,135,507	Pinacle Foods Finance LLC, Term Loan G	3.250	04/29/20	48,296,039
45,154,382	SUPERVALU, Inc., Term Loan	5.000	03/21/19	45,509,973
65,416,598	US Foods, Inc., Term Loan	4.500	03/31/19	66,132,256

				500,574,781

	Healthcare-Products— 3.0%
91,262,892	Biomet, Inc., Term Loan B2	3.660	07/25/17	91,972,462
54,134,771	CareStream Health, Inc., Term Loan (Canada)	5.000	06/07/19	55,014,190
53,759,796	Kinetic Concepts, Inc., Term Loan E1	4.000	05/04/18	54,297,394

				201,284,046

	Healthcare-Services— 3.3%
	CHS/Community Health Systems, Inc.
15,772,901	Term Loan D	4.250	01/27/21	15,962,255
5,917,803	Term Loan E	3.490	01/25/17	5,962,719
	DaVita, Inc.
32,149,687	Term Loan B	4.500	10/20/16	32,407,366
66,261,789	Term Loan B2	4.000	11/01/19	66,882,662
	HCA, Inc.
62,244,000	Term Loan B4	2.997	05/01/18	62,366,309
39,700,500	Term Loan B5	2.910	03/31/17	39,813,448

				223,394,759

	Household Products/Wares— 1.8%
	Dell International LLC
90,772,500	Term Loan B	4.500	04/29/20	90,509,714
15,861,091	Term Loan C	3.750	10/29/18	15,882,186
14,123,469	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.000	12/01/18	14,304,461

				120,696,361

	Insurance— 2.5%
116,023,110	Asurion Corp., Term Loan B1	4.500	05/24/19	116,168,719
52,867,500	HUB International Ltd., Term Loan	4.750	10/02/20	53,566,937

				169,735,656

	Internet— 0.7%
48,129,038	Zayo Group LLC, Term Loan	4.000	07/02/19	48,470,754

	Investment Companies— 0.8%
52,388,427	RPI Finance Trust, Term Loan B2 (Switzerland)	3.250	05/09/18	52,890,309

	Leisure Time— 1.4%
49,049,422	Sabre, Inc., Term Loan B	5.250	02/19/19	49,455,551
45,695,547	Travelport LLC, Term Loan	6.250	06/26/19	46,895,055

				96,350,606

	Lodging— 6.4%
74,914,821	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	75,940,405
49,750,000	CityCenter Holdings LLC, Term Loan B	5.000	10/16/20	50,418,640
73,217,906	Harrah’s Operating Co., Inc., Term Loan B6	5.489	01/28/18	70,556,069
124,962,632	Hilton Worldwide Finance LLC, Term Loan	3.750	10/26/20	125,899,851
10,000,000	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	10,039,450
50,549,586	MGM Resorts International, Term Loan B	3.500	12/20/19	50,654,982
47,662,425	Station Casinos LLC, Term Loan B	5.000	03/02/20	48,240,332

				431,749,729

	Machinery-Diversified— 0.9%
59,850,000	Gardner Denver, Inc., Term Loan	4.250	07/30/20	59,864,663

	Media— 8.3%
27,891,908	Cengage Learning Acquisitions, Inc., Term Loan(c)(d)	—	07/03/14	25,674,502
74,543,552	Cequel Communications LLC, Term Loan	3.500	02/14/19	74,877,880
22,962,406	Charter Communications Operating LLC, Term Loan E	3.000	07/01/20	22,903,393
	Clear Channel Communications, Inc.
84,958,020	Term Loan B	3.810	01/29/16	82,964,480
46,000,000	Term Loan D	6.910	01/30/19	44,723,040
67,660,000	CSC Holdings LLC, Term Loan B	2.660	04/17/20	67,402,215
45,888,643	TWCC Holding Corp., Term Loan	3.500	02/13/17	45,839,542
12,054,633	Univision Communications Inc., Term Loan	4.000	03/01/20	12,142,210

Schedule of Investments

$56,000,000	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/08/20	$56,196,000
74,640,184	VNU, Inc., Term Loan E	2.918	05/01/16	74,986,141
46,849,138	WideOpenWest Finance LLC, Term Loan B	4.750	04/01/19	47,293,268

				555,002,671

	Mining— 2.6%
118,319,420	Fortescue Metals Group Ltd., Term Loan (Australia)	4.250	06/30/19	119,761,733
52,143,858	Novelis, Inc., Term Loan (India)	3.750	03/10/17	52,542,238

				172,303,971

	Miscellaneous Manufacturers— 0.8%
55,762,829	Rexnord LLC, Term Loan B	4.000	08/21/20	56,142,853

	Oil&Gas— 0.8%
50,393,000	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	51,929,987

	Pharmaceuticals— 3.7%
49,454,234	Grifols, Inc., Term Loan B (Spain)	4.250	06/01/17	49,913,416
43,016,964	NBTY, Inc., Term Loan B2	3.500	10/01/17	43,393,362
61,598,017	Quintiles Transnational Corp., Term Loan B3	3.750	06/08/18	61,921,098
91,057,886	Valeant Pharmaceuticals International, Inc., Term Loan B	4.500	08/05/20	92,131,914

				247,359,790

	Real Estate— 0.9%
	Realogy Corp.
1,416,327	Extended Synthetic LOC	4.409	10/10/16	1,428,542
55,927,772	Term Loan B	4.500	03/05/20	56,410,149

				57,838,691

	REITS— 1.1%
71,235,273	Crown Castle Operating Co., Term Loan B2	3.250	01/31/21	71,604,984

	Retail— 5.4%
40,000,000	BJ’s Wholesale Club Inc., Term Loan	4.500	09/26/19	40,436,200
56,609,690	Dunkin’ Brands, Inc., Term Loan B3	3.750	02/14/20	56,782,066
61,601,956	Hudson’s Bay Co., Term Loan (Canada)	4.750	11/04/20	62,595,904
64,978,559	JC Penney Corp., Inc., Term Loan	6.000	05/22/18	63,164,683
48,652,400	Michaels Stores, Inc., Term Loan B	3.750	01/28/20	48,959,883
90,722,625	Neiman Marcus Group, Inc., Term Loan	5.000	10/25/20	91,882,514

				363,821,250

	Semiconductors— 1.0%
64,783,526	Freescale Semiconductor, Inc., Term Loan B4	5.000	02/28/20	65,424,559

	Software— 5.3%
74,912,500	Activision Blizzard Inc., Term Loan	3.250	10/12/20	75,567,984
92,500,000	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	92,572,613
	First Data Corp.
28,703,323	Term Loan	4.158	03/24/17	28,782,257
36,750,000	Term Loan	4.158	03/23/18	36,841,875
51,083,889	IMS Health, Inc., Term Loan B1	3.750	09/01/17	51,546,964
73,291,220	Infor, Inc., Term Loan B5	3.750	06/03/20	73,627,260
721,849	RP Crown Parent LLC, Term Loan	6.000	12/21/18	730,875

				359,669,828

	Telecommunications— 5.2%
52,779,066	Alcatel-Lucent USA, Inc., Term Loan (France)	5.750	01/30/19	53,363,067
34,084,457	Avaya, Inc., Term Loan B3	4.736	10/26/17	33,395,610
7,860,500	Cricket Communications, Inc., Term Loan C	4.750	03/08/20	7,883,649
92,874,110	Intelsat Jackson Holdings SA, Term Loan B2 (United Kingdom)	3.750	06/30/19	93,753,164
49,000,000	Level 3 Communications, Inc., Term Loan B	4.000	01/15/20	49,398,125
51,382,277	Telesat Canada, Term Loan B2	3.500	03/28/19	51,783,572
62,213,061	West Corp., Term Loan B10	3.250	06/30/18	62,457,558

				352,034,745

	Total Senior Floating Rate Loans (Cost $5,849,357,422)			5,827,822,924

	Corporate Bonds—8.9%
	Chemicals— 0.3%
20,000,000	Ineos Finance PLC (Switzerland)(e)	7.500	05/01/20	21,950,000

	Diversified Financial Services— 0.5%
30,500,000	Dell International LLC(e)	5.625	10/15/20	30,538,125

Schedule of Investments

	Electric— 0.7%
$62,000	Calpine Corp.(e)	7.875	01/15/23	$68,665
63,951,000	Texas Competitive Electric Holdings Co. LLC(e)	11.500	10/01/20	47,483,617

				47,552,282

	Healthcare-Services— 1.6%
74,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	78,507,371
1,111,000	HCA, Inc.	6.500	02/15/20	1,227,655
27,500,000	HCA, Inc.	4.750	05/01/23	26,984,375

				106,719,401

	Household Products/Wares— 0.7%
1,500,000	Reynolds Group Holdings Ltd. (New Zealand)	7.125	04/15/19	1,593,750
3,000,000	Reynolds Group Holdings Ltd. (New Zealand)	7.875	08/15/19	3,315,000
44,500,000	Reynolds Group Holdings Ltd. (New Zealand)	5.750	10/15/20	45,723,750

				50,632,500

	Leisure Time— 0.1%
4,000,000	Sabre, Inc.(e)	8.500	05/15/19	4,425,000

	Media— 2.3%
15,000,000	Cengage Learning Acquisitions, Inc.(c)(d)(e)	—	04/15/20	14,175,000
70,174,000	Clear Channel Communications, Inc.	9.000	12/15/19	71,928,350
43,777,000	Univision Communications, Inc.(e)	6.875	05/15/19	47,169,718
12,500,000	Univision Communications, Inc.(e)	6.750	09/15/22	13,781,250
10,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	10,000,000

				157,054,318

	Semiconductors— 0.1%
5,000,000	Freescale Semiconductor, Inc.(e)	5.000	05/15/21	4,987,500

	Software— 1.8%
11,940,000	First Data Corp.(e)	7.375	06/15/19	12,775,800
101,551,000	First Data Corp.(e)	6.750	11/01/20	107,390,183

				120,165,983

	Telecommunications— 0.8%
26,600,000	Avaya, Inc.(e)	7.000	04/01/19	26,400,500
25,525,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	26,482,187

				52,882,687

	Total Corporate Bonds (Cost $586,635,503)			596,907,796

Number of Shares
	Money Market Fund—6.4%
429,705,052	Invesco Premier Portfolio – Institutional Class(f) (Cost $429,705,052)			429,705,052

	Total Investments (Cost $6,865,697,977)(g)— 102.0%			6,854,435,772
	Other assets less liabilities—(2.0)%			(136,418,065)

	Net Assets—100.0%			$6,718,017,707

Investment Abbreviations:

LOC - Line of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933 (the “1933 Act”), as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2014 was $39,849,502, which represented 0.59% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2014 was $341,145,358, which represented 5.08% of the Fund’s Net Assets.

Schedule of Investments

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(g)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $11,262,205 which consisted of aggregate gross unrealized appreciation of $36,242,898 and aggregate gross unrealized depreciation of $47,505,103.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.1%
95,197	BorgWarner, Inc.	$5,112,079
99,247	CarMax, Inc.(b)	4,477,032
81,172	CBS Corp., Class B	4,766,420
334,916	D.R. Horton, Inc.	7,863,828
81,192	Delphi Automotive PLC (United Kingdom)	4,943,781
78,851	Expedia, Inc.	5,123,738
280,510	Ford Motor Co.	4,196,430
36,254	Fossil Group, Inc.(b)	4,054,285
228,540	Gannett Co., Inc.	6,291,706
128,588	General Motors Co.(b)	4,639,455
213,734	Goodyear Tire & Rubber Co. (The)	5,056,946
64,625	Harman International Industries, Inc.	6,684,164
167,169	Lennar Corp., Class A	6,713,507
388,095	PulteGroup, Inc.	7,886,090
64,100	Starwood Hotels & Resorts Worldwide, Inc.	4,788,911
34,976	Whirlpool Corp.	4,662,301

		87,260,673

	Consumer Staples - 0.8%
264,837	Avon Products, Inc.	3,943,423

	Energy - 18.2%
52,339	Anadarko Petroleum Corp.	4,223,234
88,516	Cameron International Corp.(b)	5,308,305
179,800	Chesapeake Energy Corp.	4,838,418
244,854	Denbury Resources, Inc.(b)	3,934,804
29,060	EOG Resources, Inc.	4,801,874
97,136	FMC Technologies, Inc.(b)	4,802,404
88,189	Halliburton Co.	4,322,143
62,757	Helmerich & Payne, Inc.	5,525,126
57,399	Hess Corp.	4,333,051
133,309	Marathon Oil Corp.	4,371,202
66,152	Marathon Petroleum Corp.	5,758,532
328,149	Nabors Industries Ltd.	5,604,785
117,213	Noble Corp. PLC	3,637,119
221,666	Peabody Energy Corp.	3,779,405
76,891	Phillips 66	5,619,963
30,945	Pioneer Natural Resources Co.	5,239,607
108,722	Tesoro Corp.	5,601,357
123,979	Valero Energy Corp.	6,335,327
251,601	WPX Energy, Inc.(b)	4,792,999

		92,829,655

	Financials - 24.5%
107,863	American International Group, Inc.	5,173,110
50,169	Ameriprise Financial, Inc.	5,299,853
346,647	Bank of America Corp.	5,806,337
143,578	Bank of New York Mellon Corp. (The)	4,588,753
17,576	BlackRock, Inc.	5,281,061
211,779	CBRE Group, Inc., Class A(b)	5,620,615
107,406	Citigroup, Inc.	5,094,267
262,605	E*TRADE Financial Corp.(b)	5,257,352
96,496	Franklin Resources, Inc.	5,018,757
455,165	Genworth Financial, Inc., Class A(b)	6,713,684

31,148	Goldman Sachs Group, Inc. (The)	$5,112,010
158,528	Hartford Financial Services Group, Inc. (The)	5,271,056
250,080	Host Hotels & Resorts, Inc. REIT	4,598,971
164,665	Invesco Ltd.(c)	5,475,111
136,508	Legg Mason, Inc.	5,781,114
123,945	Lincoln National Corp.	5,953,078
108,835	MetLife, Inc.	5,338,357
209,981	Morgan Stanley	6,196,539
96,711	Principal Financial Group, Inc.	4,213,698
62,590	Prudential Financial, Inc.	5,281,970
463,763	Regions Financial Corp.	4,716,470
125,471	SunTrust Banks, Inc.	4,644,936
58,229	T. Rowe Price Group, Inc.	4,567,483
137,337	Unum Group	4,422,251

		125,426,833

	Health Care - 5.9%
39,854	Alexion Pharmaceuticals, Inc.(b)	6,326,025
30,132	Celgene Corp.(b)	4,577,955
67,239	Gilead Sciences, Inc.(b)	5,422,825
20,845	Regeneron Pharmaceuticals, Inc.(b)	6,015,659
101,358	Vertex Pharmaceuticals, Inc.(b)	8,011,336

		30,353,800

	Industrials - 12.1%
34,561	Cummins, Inc.	4,388,556
180,496	Delta Air Lines, Inc.	5,524,982
72,440	Eaton Corp. PLC	5,294,640
71,121	Fluor Corp.	5,402,351
84,819	Ingersoll-Rand PLC	4,986,509
74,148	Jacobs Engineering Group, Inc.(b)	4,501,525
84,981	Joy Global, Inc.(d)	4,486,147
41,071	Kansas City Southern	4,336,687
299,151	Masco Corp.	6,330,035
80,097	PACCAR, Inc.	4,485,432
78,933	Ryder System, Inc.	5,619,240
182,050	Textron, Inc.	6,462,775

		61,818,879

	Information Technology - 11.7%
94,712	Computer Sciences Corp.	5,721,552
175,913	Electronic Arts, Inc.(b)	4,644,103
56,991	F5 Networks, Inc.(b)	6,098,037
85,900	First Solar, Inc.(b)	4,344,822
71,772	KLA-Tencor Corp.	4,411,825
97,940	Lam Research Corp.(b)	4,956,743
663,677	LSI Corp.	7,320,357
309,269	Micron Technology, Inc.(b)	7,125,558
68,500	SanDisk Corp.	4,764,175
63,265	Western Digital Corp.	5,451,545
452,916	Xerox Corp.	4,914,139

		59,752,856

	Materials - 9.7%
167,740	Allegheny Technologies, Inc.	5,273,747
196,984	Cliffs Natural Resources, Inc.(d)	3,805,731
64,756	Eastman Chemical Co.	5,048,378
125,061	Freeport-McMoRan Copper & Gold, Inc.	4,053,227
112,784	International Paper Co.	5,384,308
61,822	LyondellBasell Industries NV, Class A	4,869,101
160,463	Owens-Illinois, Inc.(b)	5,141,234
147,285	Sealed Air Corp.	4,593,819
197,226	United States Steel Corp.(d)	5,149,571
104,141	Vulcan Materials Co.	6,428,624

		49,747,740

	Total Common Stocks and Other Equity Interests (Cost $459,269,551)	511,133,859

Schedule of Investments(a)

	Money Market Fund - 0.0%
48,546	Invesco Premier Portfolio – Institutional Class(e) (Cost $48,546)	$48,546

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $459,318,097)-100.0%	511,182,405

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.0%
10,375,884	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $10,375,884)	10,375,884

	Total Investments (Cost $469,693,981)(g)-102.0%	521,558,289
	Other assets less liabilities-(2.0)%	(10,265,225)

	Net Assets-100.0%	$511,293,064

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the transaction in, and earnings from, the investments in Invesco Ltd. for the three months ended January 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value January 31, 2014	Divi- dend Income
Invesco Ltd.	$5,418,293	$1,092,434	$(946,134)	$(290,654)	$201,172	$5,475,111	$40,680

(d)	All or a portion of this security was out on loan at January 31, 2014.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $474,740,230. The net unrealized appreciation was $46,818,059 which consisted of aggregate gross unrealized appreciation of $59,492,737 and aggregate gross unrealized depreciation of $12,674,678.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 6.3%
37,828	Hasbro, Inc.	$1,858,111
87,584	Leggett & Platt, Inc.	2,629,272
48,135	Mattel, Inc.	1,821,428
23,288	McDonald’s Corp.	2,193,031

		8,501,842

	Consumer Staples - 19.0%
87,878	Altria Group, Inc.	3,095,063
61,965	ConAgra Foods, Inc.	1,969,867
44,020	Dr Pepper Snapple Group, Inc.	2,107,678
33,691	Kellogg Co.	1,953,404
19,751	Kimberly-Clark Corp.	2,160,167
49,170	Kraft Foods Group, Inc.	2,574,050
59,942	Lorillard, Inc.	2,950,345
34,478	Philip Morris International, Inc.	2,694,111
69,100	Reynolds American, Inc.	3,351,350
75,287	Sysco Corp.	2,641,068

		25,497,103

	Energy - 10.2%
18,433	Chevron Corp.	2,057,676
39,414	ConocoPhillips	2,559,939
79,034	Diamond Offshore Drilling, Inc.	3,836,310
83,875	Kinder Morgan, Inc.	2,852,589
67,864	Spectra Energy Corp.	2,439,711

		13,746,225

	Financials - 15.2%
94,797	Apartment Investment & Management Co., Class A REIT	2,651,472
20,714	AvalonBay Communities, Inc. REIT	2,558,179
17	Cincinnati Financial Corp.	824
20	CME Group, Inc.	1,495
69,859	Health Care REIT, Inc. REIT	4,046,233
143,096	Kimco Realty Corp. REIT	2,992,138
47,998	Macerich Co. (The) REIT	2,716,687
200,872	People’s United Financial, Inc.	2,854,391
59,667	Plum Creek Timber Co., Inc. REIT	2,569,858
4	Vornado Realty Trust REIT	367

		20,391,644

	Health Care - 8.2%
27,912	Baxter International, Inc.	1,906,389
48,564	Eli Lilly & Co.	2,622,942
21,343	Johnson & Johnson	1,888,215
45,477	Merck & Co., Inc.	2,408,917
71,235	Pfizer, Inc.	2,165,544

		10,992,007

	Industrials - 7.8%
4	Emerson Electric Co.	264
77,254	General Electric Co.	1,941,393
14,899	Lockheed Martin Corp.	2,248,408
34,944	PACCAR, Inc.	1,956,864
19	Raytheon Co.	1,806
64,251	Republic Services, Inc.	2,057,960

53,441	Waste Management, Inc.	$2,232,765

		10,439,460

	Information Technology - 3.0%
62,228	CA, Inc.	1,996,274
18	Microchip Technology, Inc.	807
48,546	Paychex, Inc.	2,030,194

		4,027,275

	Materials - 0.0%
8	E.I. du Pont de Nemours & Co.	488

	Telecommunication Services - 4.8%
104,763	AT&T, Inc.	3,490,703
60,631	Verizon Communications, Inc.	2,911,501

		6,402,204

	Utilities - 25.4%
19	Ameren Corp.	719
56,163	Entergy Corp.	3,539,954
123,247	Exelon Corp.	3,574,163
129,833	FirstEnergy Corp.	4,088,441
61,161	Integrys Energy Group, Inc.	3,323,489
198,227	Pepco Holdings, Inc.	3,851,551
72,600	PG&E Corp.	3,060,090
107,273	PPL Corp.	3,279,335
89,274	Public Service Enterprise Group, Inc.	2,976,395
77,895	Southern Co. (The)	3,212,390
200,595	TECO Energy, Inc.	3,285,746

		34,192,273

	Total Common Stocks and Other Equity Interests (Cost $136,047,874)	134,190,521

	Money Market Fund - 0.2%
331,405	Invesco Premier Portfolio – Institutional Class(b) (Cost $331,405)	331,405

	Total Investments (Cost $136,379,279)(c)-100.1%	134,521,926
	Other assets less liabilities-(0.1)%	(71,097)

	Net Assets-100.0%	$134,450,829

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $137,018,233. The net unrealized depreciation was $2,496,307 which consisted of aggregate gross unrealized appreciation of $3,199,664 and aggregate gross unrealized depreciation of $5,695,971.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.0%
462,803	McDonald’s Corp.	$43,582,158
529,254	Target Corp.	29,976,947

		73,559,105

	Consumer Staples - 20.5%
906,395	Altria Group, Inc.	31,923,232
768,892	Campbell Soup Co.	31,686,039
464,131	Clorox Co. (The)	40,968,843
854,980	Coca-Cola Co. (The)	32,335,344
542,505	Colgate-Palmolive Co.	33,217,581
1,008,561	ConAgra Foods, Inc.	32,062,154
530,326	CVS Caremark Corp.	35,913,677
725,782	Dr Pepper Snapple Group, Inc.	34,750,442
782,265	General Mills, Inc.	37,564,365
393,699	Hershey Co. (The)	39,133,681
770,670	Hormel Foods Corp.	35,019,245
330,338	JM Smucker Co. (The)	31,841,280
710,826	Kellogg Co.	41,213,691
313,643	Kimberly-Clark Corp.	34,303,135
494,239	McCormick & Co., Inc.,	31,720,259
496,477	PepsiCo, Inc.	39,896,892
376,138	Philip Morris International, Inc.	29,391,423
412,089	Procter & Gamble Co. (The)	31,574,259
647,537	Reynolds American, Inc.	31,405,545
1,110,337	Sysco Corp.	38,950,622
505,443	Wal-Mart Stores, Inc.	37,746,483

		732,618,192

	Energy - 3.0%
318,289	Chevron Corp.	35,530,601
470,053	ConocoPhillips	30,529,942
445,931	Exxon Mobil Corp.	41,097,001

		107,157,544

	Financials - 14.7%
374,834	ACE Ltd.	35,163,178
627,719	Allstate Corp. (The)	32,139,213
318,466	Berkshire Hathaway, Inc., Class B(b)	35,540,806
417,514	Chubb Corp. (The)	35,296,634
726,286	Cincinnati Financial Corp.	35,188,557
786,703	Loews Corp.	35,079,087
301,057	M&T Bank Corp.	33,570,866
842,343	Marsh & McLennan Cos., Inc.	38,503,498
2,402,034	People’s United Financial, Inc.	34,132,903
1,341,551	Progressive Corp. (The)	31,177,645
204,513	Public Storage REIT	32,229,204
510,814	Torchmark Corp.	38,387,672
399,722	Travelers Cos., Inc. (The)	32,489,404
1,043,325	U.S. Bancorp	41,451,302
758,916	Wells Fargo & Co.	34,409,251

		524,759,220

	Health Care - 10.7%
501,742	AmerisourceBergen Corp.	33,727,097
354,716	Becton, Dickinson and Co.	38,351,894
255,727	C.R. Bard, Inc.	33,139,662

480,041	Johnson & Johnson	$42,469,227
397,860	Laboratory Corp. of America Holdings(b)	35,739,764
576,309	Medtronic, Inc.	32,596,037
769,700	Patterson Cos., Inc.	30,757,212
1,072,695	Pfizer, Inc.	32,609,928
514,139	Quest Diagnostics, Inc.	26,992,297
519,391	Stryker Corp.	40,304,742
370,997	Zimmer Holdings, Inc.	34,862,588

		381,550,448

	Industrials - 13.0%
326,295	3M Co.	41,827,756
714,191	Cintas Corp.	40,758,880
444,711	Danaher Corp.	33,082,051
369,456	Honeywell International, Inc.	33,705,471
408,327	Illinois Tool Works, Inc.	32,204,750
353,070	L-3 Communications Holdings, Inc.	39,215,485
297,758	Northrop Grumman Corp.	34,405,937
377,466	Raytheon Co.	35,885,693
993,731	Republic Services, Inc.	31,829,204
306,647	Stericycle, Inc.(b)	35,896,098
373,307	United Parcel Service, Inc., Class B	35,550,026
306,526	United Technologies Corp.	34,950,095
867,854	Waste Management, Inc.	36,258,940

		465,570,386

	Information Technology - 3.1%
489,166	Automatic Data Processing, Inc.	37,470,115
650,156	Fiserv, Inc.(b)	36,441,244
875,151	Paychex, Inc.	36,598,815

		110,510,174

	Materials - 7.2%
653,965	Ball Corp.	33,476,468
946,535	Bemis Co., Inc.	36,451,063
545,608	E.I. du Pont de Nemours & Co.	33,287,544
303,924	Ecolab, Inc.	30,556,519
404,526	International Flavors & Fragrances, Inc.	35,064,314
314,119	Praxair, Inc.	39,176,922
515,306	Sigma-Aldrich Corp.	47,907,999

		255,920,829

	Telecommunication Services - 0.9%
971,198	AT&T, Inc.	32,360,317

	Utilities - 24.9%
768,354	AGL Resources, Inc.	36,711,954
922,630	Ameren Corp.	34,912,319
784,402	American Electric Power Co., Inc.	38,286,662
1,346,302	CMS Energy Corp.	37,413,733
717,038	Consolidated Edison, Inc.	39,014,038
583,809	Dominion Resources, Inc.	39,646,469
567,568	DTE Energy Co.	38,719,489
557,863	Duke Energy Corp.	39,396,285
685,089	Edison International	32,993,886
612,466	Integrys Energy Group, Inc.	33,281,403
436,203	NextEra Energy, Inc.	40,100,142
1,144,503	NiSource, Inc.	39,336,568
845,335	Northeast Utilities	37,025,673
1,861,267	Pepco Holdings, Inc.	36,164,418
843,610	PG&E Corp.	35,558,162
624,583	Pinnacle West Capital Corp.	32,871,803
1,279,123	PPL Corp.	39,102,790
1,047,263	Public Service Enterprise Group, Inc.	34,915,748
811,012	SCANA Corp.	38,336,537
391,130	Sempra Energy	36,261,662
969,989	Southern Co. (The)	40,002,346
2,076,585	TECO Energy, Inc.	34,014,462
907,458	Wisconsin Energy Corp.	38,721,233

Schedule of Investments(a)

1,320,622	Xcel Energy, Inc.	$38,179,182

		890,966,964

	Total Common Stocks and Other Equity Interests (Cost $3,391,926,309)	3,574,973,179

	Money Market Fund - 0.1%
4,060,151	Invesco Premier Portfolio – Institutional Class(c) (Cost $4,060,151)	4,060,151

	Total Investments (Cost $3,395,986,460)(d)-100.1%	3,579,033,330
	Other assets less liabilities-(0.1)%	(4,114,306)

	Net Assets-100.0%	$3,574,919,024

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,410,514,576. The net unrealized appreciation was $168,518,754 which consisted of aggregate gross unrealized appreciation of $252,792,905 and aggregate gross unrealized depreciation of $84,274,151.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Bahamas - 0.5%
1,640	Sesa Sterlite Ltd. ADR	$19,811

	Brazil - 5.9%
1,560	Banco Bradesco SA	18,487
1,760	Banco Bradesco SA (Preference Shares)	19,011
1,700	Banco do Brasil SA	14,664
4,100	BM&FBOVESPA SA	16,236
8,000	Centrais Eletricas Brasileiras SA	17,243
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	18,383
1,460	Itau Unibanco Holding SA (Preference Shares)	18,255
5,255	Itausa - Investimentos Itau SA (Preference Shares)	18,270
3,100	Petroleo Brasileiro SA	17,626
2,500	Petroleo Brasileiro SA (Preference Shares)	15,175
84,500	PT Vale Indonesia Tbk	15,952
1,200	Vale SA(a)	16,376
1,300	Vale SA (Preference Shares)	16,104

		221,782

	British Virgin Islands - 0.5%
22,000	Nine Dragons Paper Holdings Ltd.	18,813

	Chile - 0.4%
1,133	CAP SA	16,416

	China - 19.5%
42,000	Agricultural Bank of China Ltd., H-Shares	18,337
50,000	Aluminum Corp. of China Ltd., H-Shares(a)	17,966
26,000	Angang Steel Co. Ltd., H-Shares(a)	16,541
5,500	Anhui Conch Cement Co. Ltd., H-Shares	21,321
23,000	BBMG Corp. H-Shares	18,069
22,000	Beijing Capital International Airport Co. Ltd., Class H	16,745
18,000	Belle International Holdings Ltd.	19,426
39,000	China CITIC Bank Corp. Ltd., H-Shares	18,835
30,000	China Coal Energy Co. Ltd., H-Shares	14,991
23,000	China Construction Bank Corp., H-Shares	15,966
38,000	China COSCO Holdings Co. Ltd., H-Shares(a)	16,003
12,000	China Everbright Ltd.	16,258
6,000	China Life Insurance Co. Ltd., H-Shares	16,382
10,000	China Merchants Bank Co. Ltd., H-Shares	17,669
24,000	China Minsheng Banking Corp. Ltd., H-Shares	23,645
18,000	China National Building Material Co. Ltd., H-Shares	17,386
6,000	China Oilfield Services Ltd., H-Shares	16,073
6,000	China Overseas Land & Investment Ltd.	16,188

5,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	$20,410
8,000	China Resources Land Ltd.	18,834
71,000	China Shipping Container Lines Co. Ltd.(a)	16,733
9,800	China Taiping Insurance Holdings Co. Ltd.(a)	17,139
44,000	Chongqing Rural Commercial Bank, H-Shares	18,643
11,000	Citic Pacific Ltd.	13,741
10,000	Citic Securities Co. Ltd., Class H	23,078
35,000	Geely Automobile Holdings Ltd.	14,334
3,500	Great Wall Motor Co. Ltd., H-Shares	16,498
16,000	Greentown China Holdings Ltd.	22,955
15,600	Guangzhou R&F Properties Co. Ltd., H-Shares	20,693
13,200	Haitong Securities Co. Ltd., Class H	19,380
11,000	Jiangxi Copper Co. Ltd., H-Shares	19,890
6,400	New China Life Insurance Co. Ltd., Class H(a)	19,040
9,000	Shimao Property Holdings Ltd.	19,658
29,000	Sino-Ocean Land Holdings Ltd.	15,611
19,000	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	20,261
20,000	Yanzhou Coal Mining Co. Ltd., H-Shares	15,042
33,500	Zhaojin Mining Industry Co. Ltd., H-Shares	19,975
5,000	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	15,519
78,000	Zijin Mining Group Co. Ltd., H-Shares	16,876
24,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	19,697
8,600	ZTE Corp. H-Shares(a)	17,787

		739,595

	Cyprus - 0.5%
1,388	Novolipetsk Steel OJSC GDR	20,043

	France - 0.5%
9,000	Glow Energy PCL	18,404

	Germany - 0.6%
12,000	PT Indocement Tunggal Prakarsa Tbk	22,015

	Hong Kong - 2.5%
31,522	Country Garden Holdings Co.	17,294
22,500	Indofood Cbp Sukses Makmur TBK PT	20,270
37,000	PT Astra International Tbk	19,470
11,500	PT United Tractors Tbk	18,178
59,500	Shui On Land Ltd.	18,927

		94,139

	India - 3.6%
1,524	Axis Bank Ltd. GDR	27,249
526	ICICI Bank Ltd. ADR	16,921
1,394	Larsen & Toubro Ltd. GDR	21,900
1,197	Mahindra & Mahindra Ltd. GDR	17,045
714	Reliance Industries Ltd. GDR	18,778
596	Tata Motors Ltd. ADR	16,599
3,121	Tata Steel Ltd. GDR	17,634

		136,126

	Indonesia - 10.4%
369,000	Bank Pan Indonesia TBK PT(a)	20,248
176,000	PT Adaro Energy Tbk	13,694
53,000	PT AKR Corporindo Tbk	19,099
25,500	PT Bank Central Asia Tbk	20,728
35,000	PT Bank Mandiri Persero Tbk	24,939
72,500	PT Bank Negara Indonesia (Persero) Tbk	25,889
40,500	PT Bank Rakyat Indonesia (Persero) Tbk	27,614
223,500	PT Bumi Serpong Damai	26,359

Schedule of Investments

93,500	PT Charoen Pokphand Indonesia Tbk	$31,664
185,000	PT Global Mediacom Tbk	28,030
217,000	PT Kalbe Farma Tbk	24,970
292,000	PT Lippo Karawaci Tbk	22,719
147,500	PT Media Nusantara Citra Tbk	26,999
973,500	PT Pakuwon Jati TBK	24,477
20,500	PT Semen Indonesia (Persero) Tbk	23,841
18,500	PT Tambang Batubara Bukit Asam Tbk	14,015
107,000	PT Telekomunikasi Indonesia Persero Tbk	19,937

		395,222

	Malaysia - 0.4%
26,000	UEM Sunrise Bhd	16,083

	Mauritius - 0.6%
33,500	Indorama Ventures PCL	21,007

	Mexico - 2.9%
6,200	Grupo Bimbo SAB de CV, Series A	16,531
3,400	Grupo Carso SAB de CV, Series A1	17,773
7,700	Grupo Financiero Inbursa SA, Class O	19,190
7,300	Grupo Mexico SAB de CV, Series B	23,501
895	Industrias Penoles SAB de CV	20,810
8,600	Minera Frisco SAB de CV, Class A(a)	13,560

		111,365

	Netherands - 0.6%
9,500	PT Unilever Indonesia Tbk	22,213

	Philippines - 5.3%
14,590	Aboitiz Equity Ventures, Inc.	16,741
1,500	Ayala Corp.	17,343
40,600	Ayala Land, Inc.	23,471
11,500	BDO Unibank, Inc.	20,046
1,080	Gt Capital Holdings, Inc.	17,647
54,100	LT Group, Inc.	21,965
310,000	Megaworld Corp.	24,420
1,350	SM Investments Corp.	20,986
55,900	SM Prime Holdings, Inc.	19,143
6,960	Universal Robina Corp.	18,137

		199,899

	Poland - 1.2%
793	Grupa Azoty SA	13,207
513	KGHM Polska Miedz SA	17,820
1,213	Polski Koncern Naftowy Orlen SA	14,927

		45,954

	Russia - 0.9%
281	Magnit OJSC GDR	14,823
2,353	Severstal GDR	19,106

		33,929

	Saudi Arabia - 0.4%
5,815	Turk Telekomunikasyon AS	14,403

	South Africa - 8.4%
1,194	African Rainbow Minerals Ltd.	23,365
759	Aspen Pharmacare Holdings Ltd.	17,043
616	Assore Ltd.	21,982
724	Bidvest Group Ltd.	16,019
1,354	Exxaro Resources Ltd.	18,168
5,563	FirstRand Ltd.	15,500
1,946	Foschini Group Ltd. (The)	16,152
8,955	Growthpoint Properties Ltd. REIT	17,599
2,160	Impala Platinum Holdings Ltd.	22,326
1,018	Imperial Holdings Ltd.	16,817
2,680	Investec Ltd.	17,087
1,683	Liberty Holdings Ltd.	17,174
8,117	MMI Holdings Ltd.	17,122
950	Remgro Ltd.	15,777
4,351	RMB Holdings Ltd.	16,658

4,262	Sanlam Ltd.	$18,199
2,572	Truworths International Ltd.	16,811
2,872	Woolworths Holdings Ltd.	15,557

		319,356

	South Korea - 9.9%
209	Daelim Industrial Co. Ltd.(a)	16,168
640	Doosan Heavy Industries & Construction Co. Ltd.(a)	21,914
2,470	Doosan Infracore Co. Ltd.(a)	30,115
656	GS Engineering & Construction Corp.(a)	20,624
470	Hana Financial Group, Inc.	17,960
302	Hyundai Steel Co.	21,556
500	Korea Investment Holdings Co. Ltd.	18,429
86	Korea Zinc Co. Ltd.(a)	27,961
680	Korean Air Lines Co. Ltd.(a)	22,458
216	Kumho Petro Chemical Co. Ltd.	17,799
73	LG Chem Ltd.	17,733
132	LG Chem Ltd. (Preference Shares)	16,587
98	Lotte Chemical Corp.(a)	19,365
26	Naver Corp.	16,396
13	Samsung Electronics Co. Ltd.	15,546
19	Samsung Electronics Co. Ltd. (Preference Shares), Class Preference	16,952
332	Samsung Engineering Co. Ltd.(a)	22,240
1,650	Woori Finance Holdings Co. Ltd.(a)	19,038
1,940	Woori Investment & Securities Co. Ltd.	16,566

		375,407

	Spain - 0.4%
6,600	Grupo Financiero Santander Mexico SAB de CV, Class B	14,653

	Taiwan - 0.7%
1,896	Himax Technologies, Inc. ADR	27,757

	Thailand - 10.2%
3,500	Airports of Thailand PCL	18,184
5,000	Bangkok Dusit Medical Services PCL	17,873
24,000	Berli Jucker PCL	32,899
17,100	Central Pattana PCL	19,426
22,400	Charoen Pokphand Foods PCL	19,339
14,500	CP ALL PCL	17,241
73,250	Home Product Center PCL	18,973
181,500	IRPC PCL	17,155
111,900	Jasmine International PCL	23,899
4,400	Kasikornbank PCL	22,660
41,800	Krung Thai Bank PCL	21,147
86,500	Land and Houses PCL	22,535
28,100	Minor International PCL	17,706
47,800	Pruksa Real Estate PCL	25,486
13,600	Robinson Department Store PCL	18,334
7,800	Shin Corp. PCL	16,658
1,400	Siam City Cement PCL	15,056
5,000	Siam Commercial Bank PCL	22,569
90,300	True Corp. PCL(a)	19,696

		386,836

	Turkey - 10.9%
8,198	Akbank TAS	20,886
1,734	Anadolu Efes Biracilik ve Malt Sanayii AS	17,563
3,683	Arcelik AS	18,163
4,537	Aselsan Elektronik Sanayi Ve Ticaret AS	15,652
21,569	Asya Katilim Bankasi AS(a)	10,303
865	BIM Birlesik Magazalar AS	14,768
725	Coca-Cola Icecek AS	15,168
15,279	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT	14,530
5,911	Haci Omer Sabanci Holding AS	19,530
5,740	Koc Holding AS	19,447

Schedule of Investments

1,654	Koza Altin Isletmeleri AS	$14,083
2,532	Tav Havalimanlari Holding AS	18,982
2,905	Tofas Turk Otomobil Fabrikasi AS	13,620
1,090	Tupras Turkiye Petrol Rafine AS	17,959
18,301	Turk Ekonomi Bankasi AS(a)	17,808
6,501	Turk Hava Yollari AO	19,380
585	Turk Traktor VE Ziraat Makineleri AS	13,455
7,777	Turkiye Garanti Bankasi AS	20,501
3,645	Turkiye Halk Bankasi AS	17,976
11,027	Turkiye Is Bankasi, Class C	19,753
15,538	Turkiye Sise VE CAM Fabrikalari AS	17,181
12,401	Turkiye Vakiflar Bankasi TAO, Class D	18,923
14,576	Yapi ve Kredi Bankasi AS	20,501
2,129	Yazicilar Holding AS, Class A	16,762

		412,894

	United Kingdom - 1.7%
573	Anglo American Platinum Ltd.(a)	22,713
481	Kumba Iron Ore Ltd.	19,321
3,240	Migros Ticaret AS(a)	20,923

		62,957

	United States - 0.5%
1,953	Ford Otomotiv Sanayi AS	17,060

	Total Investments (Cost $4,259,607)(b) -99.9%	3,784,139
	Other assets less liabilities-0.1%	2,912

	Net Assets-100.0%	$3,787,051

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,280,360. The net unrealized depreciation was $496,221 which consisted of aggregate gross unrealized appreciation of $105,382 and aggregate gross unrealized depreciation of $601,603.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Belgium - 0.5%
150,800	Ambev SA	$1,001,888

	Brazil - 6.4%
47,300	BRF SA	844,517
136,100	CCR SA	873,315
22,800	Cia Brasileira de Distribuicao Grupo PAO de Acucar (Preference Shares)	879,313
40,800	Cielo SA	1,082,250
63,800	Cosan Ltd.	745,536
56,900	Cosan SA Industria e Comercio	844,408
134,000	CPFL Energia SA	1,002,040
179,000	EcoRodovias Infraestrutura e Logistica SA	909,117
118,500	Hypermarcas SA	746,191
72,800	Itau Unibanco Holding SA (Preference Shares)	910,225
252,800	Itausa - Investimentos Itau SA (Preference Shares)	878,923
25,100	M Dias Branco SA	855,150
53,100	Multiplan Empreendimentos Imobiliarios SA	956,186
118,300	Transmissora Alianca de Energia Eletrica SA	865,586
49,200	Ultrapar Participacoes SA	1,082,814

		13,475,571

	Chile - 3.5%
8,832,220	Banco de Chile	1,089,192
266,119	Cencosud SA	751,080
86,897	Cia Cervecerias Unidas SA	928,682
76,968	Empresa Nacional de Telecomunicaciones (Entel) SA	932,568
383,539	Empresas CMPC SA	827,373
76,559	Empresas COPEC SA	872,011
118,303	S.A.C.I. Falabella	920,882
458,001	Sonda SA	905,669

		7,227,457

	China - 6.0%
2,072,544	Bank of China Ltd., H-Shares	878,151
1,302,946	Bank of Communications Co. Ltd., H-Shares	847,398
1,181,242	China Construction Bank Corp., H-Shares	819,969
139,667	China Mobile Ltd.	1,331,952
1,117,370	China Petroleum & Chemical Corp. (Sinopec), H-Shares	889,314
2,003,098	China Telecom Corp. Ltd., H-Shares	933,857
505,879	CNOOC Ltd.	794,834
72,544	Hengan International Group Co. Ltd.	783,383
1,359,983	Industrial & Commercial Bank of China Ltd., H-Shares	842,458
885,388	PetroChina Co. Ltd., H-Shares	856,334
276,743	Shanghai Industrial Holdings Ltd.	921,313

371,341	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	$919,170
1,073,149	SOHO China Ltd.	854,119
759,956	Sun Art Retail Group Ltd.	994,379

		12,666,631

	Colombia - 2.3%
63,775	Almacenes Exito SA	835,092
106,514	Bancolombia SA (Preference Shares)	1,169,468
190,826	Cementos Argos SA	785,453
507,502	Ecopetrol SA	882,710
80,818	Grupo de Inversiones Suramericana SA (Preference Shares)	1,245,950

		4,918,673

	Czech Republic - 0.4%
34,344	CEZ AS	865,236

	France - 0.9%
4,250	Komercni Banka AS	919,357
67,800	Tractebel Energia SA	965,852

		1,885,209

	Hungary - 1.0%
16,488	MOL Hungarian Oil & Gas PLC	1,009,268
57,669	Richter Gedeon Nyrt	1,165,889

		2,175,157

	India - 0.5%
23,316	Dr Reddy’s Laboratories Ltd. ADR	972,743

	Indonesia - 0.6%
8,675,915	PT Trada Maritime TBK(a)	1,172,421

	Italy - 1.5%
15,355	Bank Pekao SA	901,888
884,304	Empresa Nacional de Electricidad SA	1,135,038
4,223,439	Enersis SA	1,110,762

		3,147,688

	Japan - 0.4%
807,400	Bank of Ayudhya PCL	801,041

	Malaysia - 16.2%
735,500	AMMB Holdings Bhd	1,611,001
771,100	Axiata Group Bhd	1,511,554
500,000	CIMB Group Holdings Bhd	1,033,916
930,500	Dialog Group Bhd	903,668
1,000,200	DiGi.Com Bhd	1,401,744
790,200	Gamuda Bhd	1,055,489
333,700	Genting Bhd	1,037,048
993,300	IHH Healthcare Bhd(a)	1,095,257
782,000	IJM Corp. Bhd	1,381,031
817,400	IOI Corp. Bhd	1,025,872
169,400	Kuala Lumpur Kepong Bhd	1,185,522
507,900	Malayan Banking Bhd	1,461,550
347,200	Malaysia Airports Holdings Bhd	877,726
1,039,400	Maxis Bhd	2,164,834
719,500	Petronas Chemicals Group Bhd	1,429,755
131,500	Petronas Dagangan Bhd	1,200,063
193,900	Petronas Gas Bhd	1,354,664
534,800	Public Bank Bhd	3,049,151
929,300	Sime Darby Bhd	2,496,461
1,302,100	Telekom Malaysia Bhd	2,143,903
425,400	Tenaga Nasional Bhd	1,499,991
262,700	UMW Holdings Bhd	929,439
4,233,200	YTL Power International Bhd(a)	2,145,649

		33,995,288

	Mexico - 1.7%
174,226	Arca Continental SAB de CV	957,076

Schedule of Investments

75,781	Coca-Cola Femsa SAB de CV, Series L	$804,601
102,397	Fomento Economico Mexicano SAB de CV	925,661
167,327	Grupo Televisa SAB de CV, Series CPO	971,570

		3,658,908

	Morocco - 0.6%
34,707	Attijariwafa Bank	1,274,633

	Philippines - 0.5%
16,386	Philippine Long Distance Telephone Co.	975,495

	Poland - 0.9%
81,513	Powszechna Kasa Oszczednosci Bank Polski SA	1,055,034
6,011	Powszechny Zaklad Ubezpieczen SA	786,593

		1,841,627

	Russia - 1.8%
108,234	Gazprom OAO ADR	894,013
19,739	LUKOIL OAO ADR	1,122,162
47,870	Mobile TeleSystems OJSC ADR	825,757
145,238	Rosneft Oil Co. GDR	996,333

		3,838,265

	South Africa - 7.1%
38,836	Bidvest Group Ltd.	859,286
114,903	Coronation Fund Managers Ltd.	819,329
297,815	FirstRand Ltd.	829,816
134,085	Investec Ltd.	854,903
82,775	Liberty Holdings Ltd.	844,666
134,325	Mediclinic International Ltd.	858,718
63,834	Mondi Ltd.	961,789
406,344	Netcare Ltd.	809,505
184,656	Pick n Pay Stores Ltd.	751,437
1,031,550	Redefine Properties Ltd. REIT	817,389
56,356	Remgro Ltd.	935,907
203,817	RMB Holdings Ltd.	780,321
182,992	Sanlam Ltd.	781,367
23,747	Sasol Ltd.	1,133,860
89,841	Spar Group Ltd. (The)	963,747
95,196	Standard Bank Group Ltd.	996,815
35,569	Tiger Brands Ltd.	847,127

		14,845,982

	South Korea - 14.6%
1,174	Amorepacific Corp.(a)	1,110,000
12,827	Cheil Industries, Inc.	904,787
120,490	Daewoo Securities Co. Ltd.	969,233
8,063	Doosan Corp.	1,028,261
17,587	GS Holdings	842,914
38,490	Hanwha Corp.(a)	1,298,163
6,169	Hyundai Department Store Co. Ltd.	829,949
15,768	Hyundai Engineering & Construction Co. Ltd.(a)	860,327
31,690	Hyundai Marine & Fire Insurance Co. Ltd.	920,782
128,890	Industrial Bank of Korea(a)	1,505,232
29,420	KB Financial Group, Inc.(a)	1,022,492
34,320	Korea Aerospace Industries Ltd.	1,026,057
36,010	KT Corp.	1,036,211
16,276	KT&G Corp.	1,151,112
3,365	LG Chem Ltd.	817,396
20,971	LG Corp.	1,126,578
14,882	LG Electronics, Inc.	919,045
2,524	Lotte Shopping Co. Ltd.	891,364
4,399	POSCO	1,226,796
17,867	Samsung C&T Corp.	979,860
27,320	Samsung Card Co. Ltd.	889,524
12,735	Samsung Electro-Mechanics Co. Ltd.	793,595
698	Samsung Electronics Co. Ltd.	834,718
4,294	Samsung Fire & Marine Insurance Co. Ltd.	994,919

11,102	Samsung Life Insurance Co. Ltd.	$1,073,534
35,927	Samsung Securities Co., Ltd.	1,458,428
20,773	Samsung Techwin Co. Ltd.	1,028,607
23,060	Shinhan Financial Group Co. Ltd.(a)	983,500
7,641	SK Innovation Co. Ltd.	906,626
18,271	S-Oil Corp.	1,171,010

		30,601,020

	Spain - 1.4%
156,500	Banco Santander Brasil SA	727,637
19,570,989	Banco Santander Chile	978,066
60,000	Telefonica Brasil SA (Preference Shares)	1,136,427

		2,842,130

	Taiwan - 27.8%
1,081,000	Advanced Semiconductor Engineering, Inc.	1,000,810
1,256,120	Asia Cement Corp.	1,546,440
638,260	Cathay Financial Holding Co. Ltd.	961,682
2,472,500	Chang Hwa Commercial Bank	1,464,853
385,738	Cheng Shin Rubber Industry Co. Ltd.	973,973
496,000	Cheng Uei Precision Industry Co. Ltd.	1,052,655
3,625,000	China Development Financial Holding Corp.	1,057,678
981,500	China Life Insurance Co. Ltd.	937,847
1,995,000	China Petrochemical Development Corp.	882,350
213,000	China Steel Chemical Corp.	1,181,088
1,716,285	China Steel Corp.	1,475,674
2,027,650	Chinatrust Financial Holding Co. Ltd.	1,338,493
613,000	Chunghwa Telecom Co. Ltd.	1,859,384
1,765,400	E.Sun Financial Holding Co. Ltd.	1,098,368
1,990,000	Eva Airways Corp.(a)	1,057,480
1,773,000	Evergreen Marine Corp. Taiwan Ltd.(a)	1,041,650
1,107,520	Far Eastern Department Stores Co. Ltd.	1,010,741
1,075,880	Far Eastern New Century Corp.	1,115,030
456,000	Far EasTone Telecommunications Co. Ltd.	898,530
2,930,715	First Financial Holding Co. Ltd.	1,750,836
349,090	Formosa Chemicals & Fibre Corp.	914,853
360,000	Formosa Petrochemical Corp.	905,421
433,400	Formosa Plastics Corp.	1,115,775
857,000	Formosa Taffeta Co. Ltd.	906,572
474,000	Foxconn Technology Co. Ltd.	1,066,979
723,000	Fubon Financial Holding Co. Ltd.	1,021,352
441,000	Highwealth Construction Corp.	886,440
475,000	Hon Hai Precision Industry Co. Ltd.	1,331,050
329,000	Huaku Development Co. Ltd.	808,994
62,000	MediaTek, Inc.	819,573
1,390,000	Mega Financial Holding Co. Ltd.	1,121,726
1,503,000	Mercuries Life Insurance Co. Ltd.(a)	967,357
675,000	Pou Chen Corp.	935,721
137,000	President Chain Store Corp.	920,191
3,709,018	Shin Kong Financial Holding Co. Ltd.	1,242,562
795,000	Siliconware Precision Industries Co.	972,184
2,443,878	SinoPac Financial Holdings Co. Ltd.	1,137,344
367,800	Standard Foods Corp.	1,077,998
2,759,125	Taishin Financial Holding Co. Ltd.	1,306,822
667,000	Taiwan Cement Corp.	975,265
4,024,931	Taiwan Cooperative Financial Holding	2,172,048
609,000	Taiwan Fertilizer Co. Ltd.	1,272,372
1,010,000	Taiwan Life Insurance Co. Ltd.(a)	936,744
281,000	Taiwan Mobile Co. Ltd.	823,593
267,000	Taiwan Semiconductor Manufacturing Co. Ltd.	925,324
1,409,000	Tung Ho Steel Enterprise Corp.	1,218,444
636,000	U-Ming Marine Transport Corp.	1,055,889
567,340	Uni-President Enterprises Corp.	936,282
92,000	Wowprime Corp.	1,490,948
917,000	WPG Holdings Ltd.	1,068,408
1,858,000	Yuanta Financial Holding Co. Ltd.	1,033,329

Schedule of Investments

676,000	Yulon Motor Co. Ltd.	$1,162,459

		58,235,581

	Thailand - 0.9%
235,800	Electricity Generating PCL	910,770
111,662	PTT PCL	933,617

		1,844,387

	United Kingdom - 1.7%
73,170	Barclays Africa Group Ltd.	851,671
57,231	Nedbank Group Ltd.	987,486
106,200	Souza Cruz SA	926,586
78,304	Vodacom Group Ltd.	822,950

		3,588,693

	United States - 0.8%
70,784	Massmart Holdings Ltd.	765,909
376,839	Wal-Mart de Mexico SAB de CV, Series V	900,860

		1,666,769

	Total Investments (Cost $223,461,737)(b)-100.0%	209,518,493
	Other assets less liabilities-0.0%	91,442

	Net Assets-100.0%	$209,609,935

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $224,605,643. The net unrealized depreciation was $15,087,150 which consisted of aggregate gross unrealized appreciation of $6,184,050 and aggregate gross unrealized depreciation of $21,271,200.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 2.5%
3,699	ALS Ltd.	$25,658
6,141	Fortescue Metals Group Ltd.	28,558
3,381	Iluka Resources Ltd.	25,900
603	Macquarie Group Ltd.	28,458
4,010	Newcrest Mining Ltd.	33,763

		142,337

	Austria - 0.7%
1,161	Erste Group Bank AG	42,281

	Bahamas - 0.5%
2,185	Vedanta Resources PLC	28,997

	Belgium - 2.0%
683	Ageas	29,359
443	Delhaize Group SA	28,502
572	KBC Groep NV	33,828
170	Solvay SA	23,774

		115,463

	Canada - 3.3%
2,115	First Quantum Minerals Ltd.	37,806
7,332	IAMGOLD Corp.	26,896
8,698	Lundin Mining Corp.(a)	37,992
9,417	Osisko Mining Corp.(a)	56,420
1,265	Teck Resources Ltd., Class B	30,407

		189,521

	Finland - 3.2%
827	Cargotec Corp., Class B	29,409
1,714	Kemira Oyj	23,900
714	Metso Oyj	22,358
1,561	Neste Oil Oyj	27,892
1,419	Pohjola Bank PLC, Class A	27,939
2,964	Stora Enso Oyj, Class R	27,740
1,714	UPM-Kymmene Oyj	26,304

		185,542

	France - 9.2%
1,237	AXA SA	32,529
415	BNP Paribas SA	32,152
878	Carrefour SA	30,258
231	Casino Guichard Perrachon SA	23,846
141	Christian Dior SA	25,803
249	Cie Generale des Etablissements Michelin	26,299
2,690	Credit Agricole SA(a)	36,229
123	Kering	24,557
416	Lafarge SA	29,879
154	LVMH Moet Hennessy Louis Vuitton SA	27,444
5,281	Natixis	31,086
2,242	Orange SA	27,743
398	Renault SA	34,758
250	Sanofi	24,544
331	Schneider Electric SA	26,733

712	Societe Generale SA	$40,404
105	Unibail-Rodamco SE REIT	25,304
420	Vinci SA	27,507

		527,075

	Germany - 6.2%
167	Allianz SE	27,881
259	BASF SE	27,778
250	Bayerische Motoren Werke AG	27,247
1,762	Commerzbank AG(a)	29,999
332	Daimler AG	27,817
699	Deutsche Bank AG	33,831
403	HeidelbergCement AG	30,026
578	Metro AG	23,844
282	Porsche Automobil Holding SE (Preference Shares)	27,613
1,617	Scania AB, Class A	32,112
1,551	Scania AB, Class B	31,796
1,315	ThyssenKrupp AG(a)	33,862

		353,806

	Greece - 2.1%
47,025	Agricultural Bank of Greece(a)	0
35,672	Alpha Bank AE(a)	32,231
5,811	National Bank of Greece SA(a)	25,782
17,593	Piraeus Bank SA(a)	41,044
1,758	Public Power Corp. SA	23,470
28,298	TT Hellenic Postbank SA(a)	0

		122,527

	Ireland - 1.0%
1,171	CRH PLC	30,107
2,548	James Hardie Industries SE CDI	28,678

		58,785

	Italy - 8.1%
1,275	Assicurazioni Generali SpA	27,596
114,202	Banca Monte dei Paschi di Siena SpA(a)	26,012
7,293	Enel SpA	33,321
3,733	Fiat SpA(a)	37,227
13,929	Intesa Sanpaolo SpA	37,756
15,085	Intesa Sanpaolo Spa-RSP	33,484
8,335	Mediaset SpA(a)	42,465
3,687	Mediobanca SpA(a)	33,885
4,093	Mediolanum SpA	35,298
1,234	Prysmian SpA	30,187
686	Salvatore Ferragamo SpA	21,259
29,338	Telecom Italia SpA	32,640
4,867	UBI Banca-Unione di Banche Italiane ScpA	35,541
4,699	UniCredit SpA	35,360

		462,031

	Japan - 25.0%
9,200	ACOM Co. Ltd.(a)	27,694
3,000	Amada Co. Ltd.	24,739
1,600	ASICS Corp.	28,035
3,000	Bank of Kyoto Ltd. (The)	24,298
1,100	Credit Saison Co. Ltd.	27,472
5,000	Daido Steel Co. Ltd.	25,298
1,550	Dai-ichi Life Insurance Co. Ltd. (The)	23,694
2,000	Daiwa Securities Group, Inc.	19,022
70	Fast Retailing Co. Ltd.	26,158
1,000	Hino Motors Ltd.	14,963
6,000	Hiroshima Bank Ltd. (The)	24,592
900	Hitachi Capital Corp.	22,900
1,500	Hitachi Construction Machinery Co. Ltd.	29,372
1,400	Ibiden Co. Ltd.	26,110
1,800	Isetan Mitsukoshi Holdings Ltd.	23,192
4,000	Isuzu Motors Ltd.	24,278
6,500	Japan Steel Works Ltd. (The)	32,696
1,050	JFE Holdings, Inc.	22,239

Schedule of Investments

2,100	JTEKT Corp.	$31,772
18,000	Kobe Steel Ltd.(a)	30,357
1,250	Komatsu Ltd.	26,327
1,100	Konami Corp.	26,555
2,000	Kubota Corp.	31,338
500	Makita Corp.	26,425
2,800	Marui Group Co. Ltd.	26,714
5,000	Mitsubishi Chemical Holdings Corp.	21,621
2,000	Mitsubishi Electric Corp.	23,101
3,000	Mitsubishi Gas Chemical Co., Inc.	21,444
4,000	Mitsubishi Heavy Industries Ltd.	26,278
2,000	Mitsubishi Logistics Corp.	28,534
2,400	Mitsubishi Motors Corp.(a)	26,263
11,000	Mitsui Chemicals, Inc.	26,749
1,050	MS&AD Insurance Group Holdings, Inc.	24,833
8,000	Nippon Steel & Sumitomo Metal Corp.	24,710
3,800	Nomura Holdings, Inc.	27,014
2,000	NSK Ltd.	23,043
4,000	Obayashi Corp.	23,964
700	Olympus Corp.(a)	20,934
1,500	ORIX Corp.	23,386
1,000	Osaka Securities Exchange Co. Ltd.	24,729
2,300	SBI Holdings, Inc.	32,295
12,000	Shinsei Bank Ltd.	24,827
2,000	Shizuoka Bank Ltd. (The)	20,160
5,000	Sumitomo Heavy Industries Ltd.	23,533
1,500	Sumitomo Metal Mining Co. Ltd.	19,782
600	Sumitomo Realty & Development Co. Ltd.	27,016
1,100	Suzuki Motor Corp.	29,036
2,000	T&D Holdings, Inc.	24,808
2,000	Takashimaya Co. Ltd.	18,885
700	Tokio Marine Holdings, Inc.	20,825
5,350	Tokyo Electric Power Co., Inc.(a)	24,656
2,000	Tokyo Tatemono Co. Ltd.	19,022
5,000	Tosoh Corp.	21,768
1,550	Toyo Seikan Group Holdings Ltd.	28,086
1,100	Toyota Tsusho Corp.	26,285
2,000	Yamaha Motor Co. Ltd.	26,965
2,000	Yaskawa Electric Corp.	27,847

		1,428,639

	Liechtenstein - 0.6%
2,258	Antofagasta PLC	31,561

	Luxembourg - 0.5%
1,628	ArcelorMittal	27,048

	Mexico - 0.5%
2,165	Fresnillo PLC	27,379

	Netherlands - 1.1%
2,531	ING Groep NV CVA(a)	33,586
420	Randstad Holding NV	26,691

		60,277

	Norway - 3.3%
768	Aker ASA, Class A	22,894
1,712	DNB ASA	28,879
1,524	Gjensidige Forsikring ASA	29,149
2,566	Petroleum Geo-Services ASA	26,457
3,731	Prosafe SE	24,754
4,983	Storebrand ASA(a)	29,558
1,062	TGS Nopec Geophysical Co. ASA	27,370

		189,061

	Portugal - 1.3%
161,578	Banco Comercial Portugues SA, Class R(a)	36,171

25,784	Banco Espirito Santo SA(a)	$39,291

		75,462

	Spain - 4.9%
895	ACS Actividades de Construccion y Servicios SA	31,477
2,595	Banco Bilbao Vizcaya Argentaria SA	31,006
3,539	Banco Santander SA	30,592
39,970	Bankia SA(a)	69,425
4,294	Iberdrola SA	26,504
2,077	Leighton Holdings Ltd.	29,810
7,858	Mapfre SA	32,458
1,149	Repsol SA	26,930

		278,202

	Sweden - 14.4%
1,173	Alfa Laval AB	28,491
551	Assa Abloy AB, Class B	27,524
1,107	Atlas Copco AB, Class A	30,101
1,252	Atlas Copco AB, Class B	31,347
1,135	Electrolux AB, Series B	24,135
904	Hexagon AB, Class B	28,738
1,405	Industrivarden AB, Class A	27,151
1,481	Industrivarden AB, Class C	26,855
942	Investor AB, Class A	29,859
904	Investor AB, Class B	29,304
697	Lundbergforetagen AB, Class B	28,695
1,312	Lundin Petroleum AB(a)	22,688
607	Melker Schorling AB	28,726
623	Modern Times Group AB, Class B	28,151
2,149	Nordea Bank AB	28,790
2,106	Sandvik AB	29,565
2,531	Securitas AB, Class B	26,330
2,406	Skandinaviska Enskilda Banken AB, Class A	31,094
1,397	Skanska AB, Class B	27,572
1,007	SKF AB, Class A	26,797
1,013	SKF AB, Class B	26,879
967	Svenska Cellulosa AB, Class B	27,550
1,045	Svenska Cellulosa AB SCA, Class A	29,676
613	Svenska Handelsbanken AB, Class A	29,179
633	Svenska Handelsbanken AB, Class B	28,884
1,174	Swedbank AB, Class A	30,721
2,322	Telefonaktiebolaget LM Ericsson, Class A	26,993
2,198	Volvo AB, Class A	29,077
2,208	Volvo AB, Class B	29,277

		820,149

	Switzerland - 3.1%
310	CIE Financiere Richemont SA	28,804
951	Credit Suisse Group AG	28,772
6,285	Glencore Xstrata PLC	33,311
347	Holcim Ltd.	25,288
3,925	STMicroelectronics NV	32,341
1,414	UBS AG	28,088

		176,604

	United Kingdom - 6.4%
1,390	Anglo American PLC	32,804
1,770	ARM Holdings PLC	27,198
6,381	Barclays PLC	28,577
4,266	GKN PLC	27,644
4,344	International Consolidated Airlines Group SA(a)	29,749
1,267	Prudential PLC	25,570
531	Rio Tinto PLC	28,305
5,305	Royal Bank of Scotland Group PLC(a)	29,643
639	Schroders PLC	25,907
726	Schroders PLC NVTG	22,825
4,608	Standard Life PLC	27,687
9,292	Turquoise Hill Resources Ltd.(a)	32,503

Schedule of Investments

751	Weir Group PLC (The)	$25,845

		364,257

	Total Common Stocks and Other Equity Interests (Cost $5,657,057)	5,707,004

	Money Market Fund - 0.1%
5,174	Invesco Premier Portfolio – Institutional Class(b) (Cost $5,174)	5,174

	Total Investments (Cost $5,662,231)(c)-100.0%	5,712,178
	Other assets less liabilities-0.0%	1,974

	Net Assets-100.0%	$5,714,152

Investment Abbreviations:

CVA - Dutch Certificates

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,683,187. The net unrealized appreciation was $28,991 which consisted of aggregate gross unrealized appreciation of $292,121 and aggregate gross unrealized depreciation of $263,130.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 7.6%
52,349	AGL Energy Ltd.	$694,252
22,801	ASX Ltd.	708,620
162,230	Aurizon Holdings Ltd.	696,405
23,751	Australia & New Zealand Banking Group Ltd.	624,376
395,744	CFS Retail Property Trust Group REIT	669,856
11,315	Commonwealth Bank of Australia	732,823
126,263	Insurance Australia Group Ltd.	604,803
23,090	National Australia Bank Ltd.	669,855
190,057	Sydney Airport	653,349
252,449	Tatts Group Ltd.	658,582
189,010	Telstra Corp. Ltd.	847,644
135,594	Transurban Group	817,493
19,637	Wesfarmers Ltd.	719,598
87,322	Westfield Group REIT	777,122
287,043	Westfield Retail Trust REIT	756,344
25,878	Woolworths Ltd.	769,251

		11,400,373

	Belgium - 1.6%
7,628	Ackermans & van Haaren NV	825,100
10,605	Groupe Bruxelles Lambert SA	958,478
15,383	Umicore SA	658,231

		2,441,809

	Canada - 25.7%
19,351	AltaGas Ltd.	718,883
24,384	ARC Resources Ltd.(a)	635,325
19,178	Bank of Montreal(a)	1,170,685
19,755	Bank of Nova Scotia	1,082,587
22,341	BCE, Inc.	936,961
43,822	Bell Aliant, Inc.	1,009,720
19,231	Brookfield Asset Management, Inc., Class A(a)	729,603
56,630	CAE, Inc.	716,668
13,991	Canadian Imperial Bank of Commerce	1,086,328
15,917	Canadian National Railway Co.(b)	850,991
37,192	Canadian Oil Sands Ltd.	667,818
19,002	Canadian Utilities Ltd., Class A	645,927
23,302	Cenovus Energy, Inc.	609,014
25,793	CI Financial Corp.(a)	804,593
19,264	Crescent Point Energy Corp.(a)	665,545
8,579	Dollarama, Inc.	646,339
31,872	Dundee, Class A REIT	837,857
31,805	Emera, Inc.(a)	894,859
21,117	Enbridge, Inc.	885,628
1,708	Fairfax Financial Holdings Ltd.	656,575
34,022	Fortis, Inc.	934,350
9,560	George Weston Ltd.	665,114
13,585	Gildan Activewear, Inc.	723,510
28,357	Great-West Lifeco, Inc.	804,968
41,482	H&R REIT	786,891
21,860	Husky Energy, Inc.	648,771

15,231	IGM Financial, Inc.	$737,678
14,740	Industrial Alliance Insurance & Financial Services, Inc.	586,057
13,204	Intact Financial Corp.	802,934
40,681	Jean Coutu Group (PJC), Inc. (The), Class A	703,466
11,425	Keyera Corp.	676,308
8,638	Magna International, Inc.	732,907
13,674	Metro, Inc.	785,033
14,947	National Bank of Canada	1,118,595
14,732	Onex Corp.	758,435
23,608	Pembina Pipeline Corp.	809,484
29,191	Power Corp. of Canada	791,989
26,300	Power Financial Corp.	809,557
33,322	RioCan REIT	740,589
15,904	Royal Bank of Canada	983,239
17,661	Saputo, Inc.	830,817
30,033	Shaw Communications, Inc., Class B	661,833
21,285	Sun Life Financial, Inc.	701,196
24,035	Thomson Reuters Corp.	866,161
15,516	Tim Hortons, Inc.	803,668
13,525	Toronto-Dominion Bank (The)	1,168,418
19,904	TransCanada Corp.	864,390
13,065	Vermilion Energy, Inc.	718,549

		38,466,813

	China - 0.5%
237,567	BOC Hong Kong (Holdings) Ltd.	722,051

	Denmark - 2.0%
24,078	DSV A/S	771,972
79,065	TDC A/S	743,045
8,810	Tryg A/S	840,693
6,868	William Demant Holding(b)	631,174

		2,986,884

	Finland - 0.9%
28,201	Fortum Oyj	606,586
14,538	Sampo Oyj, Class A	675,400

		1,281,986

	France - 4.5%
6,073	Air Liquide SA	763,284
23,030	Bureau Veritas SA	599,247
9,160	Danone SA	605,345
5,732	Dassault Systemes	679,535
2,047	Hermes International	652,164
11,852	Legrand SA	629,491
6,382	Pernod Ricard SA	685,418
9,902	Safran SA	704,522
13,159	Total SA	751,348
10,236	Vinci SA	670,380

		6,740,734

	Germany - 5.2%
9,144	Bayerische Motoren Werke AG (Preference Shares)	735,059
7,607	Beiersdorf AG	753,379
9,704	Fresenius Medical Care AG & Co. KGaA	683,107
4,903	Fresenius SE & Co. KGaA	764,671
6,040	Henkel AG & Co. KGaA (Preference Shares)	654,715
4,354	Linde AG	824,958
11,943	MAN SE	1,454,348
3,866	Merck KGaA	600,334
8,155	SAP AG	623,114
5,413	Siemens AG(a)	685,880

		7,779,565

Schedule of Investments

	Hong Kong - 5.5%
158,662	Bank of East Asia Ltd. (The)	$601,766
41,434	Cheung Kong (Holdings) Ltd.	613,122
103,160	Cheung Kong Infrastructure Holdings Ltd.	606,487
144,867	CLP Holdings Ltd.	1,093,294
135,418	Hang Lung Group Ltd.	620,863
314,307	Hong Kong & China Gas Co. Ltd.	646,845
53,302	Hutchison Whampoa Ltd.	661,401
198,210	Kerry Properties Ltd.	636,892
190,326	MTR Corp. Ltd.	672,838
88,644	Power Assets Holdings Ltd.	665,561
57,243	Sun Hung Kai Properties Ltd.	698,877
65,796	Swire Pacific Ltd., Class A	710,090

		8,228,036

	Ireland - 0.5%
10,425	Kerry Group PLC, Class A	701,526

	Israel - 1.7%
134,963	Bank Hapoalim BM	703,491
163,203	Bank Leumi Le-Israel(b)	623,068
50,522	Gazit-Globe Ltd.	629,875
4,362	Paz Oil Co. Ltd.	646,048

		2,602,482

	Italy - 1.0%
136,928	Snam SpA	751,543
162,408	Terna-Rete Elettrica Nationale SpA	788,893

		1,540,436

	Japan - 1.1%
47,727	Kagome Co. Ltd.	794,163
30,033	McDonald’s Holdings Co. Japan Ltd.(a)	790,396

		1,584,559

	Netherlands - 2.5%
10,496	Heineken Holding NV	605,383
34,803	Reed Elsevier NV	717,615
22,700	Royal Dutch Shell PLC, Class B	830,066
21,207	Unilever NV CVA	792,327
27,111	Wolters Kluwer NV	748,760

		3,694,151

	New Zealand - 0.9%
106,493	Ryman Healthcare Ltd.	680,397
217,825	SKYCITY Entertainment Group Ltd.	681,762

		1,362,159

	Norway - 1.9%
162,784	Norsk Hydro ASA	736,569
16,765	Seadrill Ltd.	599,992
35,956	Statoil ASA	849,487
31,562	Telenor ASA	653,344

		2,839,392

	Portugal - 0.4%
42,195	Galp Energia SGPS SA	653,236

	Singapore - 8.2%
593,167	CapitaCommercial Trust REIT	658,971
479,146	CapitaMall Trust REIT	700,988
63,080	DBS Group Holdings Ltd.	812,805
1,107,125	Hutchison Port Holdings Trust, Class U	736,238
117,921	Keppel Corp. Ltd.	959,458
781,415	Mapletree Logistics Trust REIT	614,397
112,594	Oversea-Chinese Banking Corp. Ltd.	819,218
270,836	SATS Ltd.	663,211
224,610	SembCorp Industries Ltd.	922,549
237,879	SembCorp Marine Ltd.	755,585
115,291	Singapore Airlines Ltd.	864,998
162,837	Singapore Exchange Ltd.	872,660

260,795	Singapore Press Holdings Ltd.	$814,092
206,518	StarHub Ltd.	689,901
534,794	Suntec REIT	673,618
47,820	United Overseas Bank Ltd.	748,240

		12,306,929

	Spain - 0.5%
19,895	Amadeus IT Holding SA, Class A	787,577

	Sweden - 4.4%
29,824	Alfa Laval AB	724,392
13,551	Assa Abloy AB, Class B	676,908
17,118	Hennes & Mauritz AB, Class B	738,463
39,110	Industrivarden AB, Class C	709,168
23,616	Investor AB, Class B	765,530
18,115	Lundbergforetagen AB, Class B	745,775
40,233	Skanska AB, Class B	794,064
24,144	SKF AB, Class B	640,649
101,650	TeliaSonera AB	754,821

		6,549,770

	Switzerland - 5.2%
27,311	ABB Ltd.	682,134
5,193	Kuehne + Nagel International AG	690,947
12,205	Nestle SA	886,754
10,286	Novartis AG	815,475
2,538	Roche Holding AG Genussch	698,640
296	SGS SA	670,997
8,280	Swiss Re AG	716,780
1,828	Swisscom AG	1,006,596
1,935	Syngenta AG	686,058
3,081	Zurich Insurance Group AG	895,741

		7,750,122

	United Kingdom - 17.3%
32,006	Admiral Group PLC	760,074
35,845	AMEC PLC	606,768
14,627	AstraZeneca PLC	927,535
91,926	BAE Systems PLC	648,266
109,934	BP PLC	863,608
15,090	British American Tobacco PLC	723,158
72,793	British Land Co. PLC REIT	785,382
34,383	Bunzl PLC	784,314
39,815	Capita PLC	643,543
134,780	Centrica PLC	689,321
52,667	Compass Group PLC	788,089
22,911	Diageo PLC	677,944
32,260	GlaxoSmithKline PLC	829,197
84,753	Hammerson PLC REIT	731,955
52,285	Hang Seng Bank Ltd.	818,132
62,586	HSBC Holdings PLC	644,913
19,944	Imperial Tobacco Group PLC	728,632
14,896	Intertek Group PLC	693,297
116,467	J Sainsbury PLC	660,165
47,025	Land Securities Group PLC REIT	795,245
196,283	Legal & General Group PLC	694,518
66,008	National Grid PLC	855,914
8,778	Next PLC	901,638
32,356	Pearson PLC	591,311
8,901	Reckitt Benckiser Group PLC	667,492
51,772	Reed Elsevier PLC	754,701
13,506	SABMiller PLC	608,182
60,735	Smith & Nephew PLC	874,379
29,377	Smiths Group PLC	694,261
37,110	SSE PLC	797,119
13,406	Telenet Group Holding NV	796,365
129,234	Tesco PLC	680,390
18,769	Unilever PLC	721,486
68,904	United Utilities Group PLC	810,800

Schedule of Investments

182,886	William Morrison Supermarkets PLC	$721,053

		25,969,147

	United States - 0.9%
20,127	Genworth MI Canada, Inc.	601,310
18,926	Imperial Oil Ltd.	773,200

		1,374,510

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $149,799,078)-100.0%	149,764,247

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund- 3.3%
4,980,524	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $4,980,524)	4,980,524

	Total Investments (Cost $154,779,602)(e)-103.3%	154,744,771
	Other assets less liabilities-(3.3)%	(4,935,076)

	Net Assets-100.0%	$149,809,695

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2014.
(b)	Non-income producing security.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $154,993,375. The net unrealized depreciation was $248,604 which consisted of aggregate gross unrealized appreciation of $6,213,597 and aggregate gross unrealized depreciation of $6,462,201.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.3%
5,102	Cheesecake Factory, Inc. (The)	$227,243
7,368	Cinemark Holdings, Inc.	215,956
14,242	Service Corp. International	252,083

		695,282

	Consumer Staples - 2.7%
4,706	Church & Dwight Co., Inc.	303,914
7,618	Hillshire Brands Co.	271,353

		575,267

	Financials - 44.2%
3,984	Alexandria Real Estate Equities, Inc. REIT	279,398
6,173	American Financial Group, Inc.	339,021
6,736	Arthur J. Gallagher & Co.	311,405
7,962	Aspen Insurance Holdings Ltd.	309,722
4,828	Bank of Hawaii Corp.	274,134
13,597	BioMed Realty Trust, Inc. REIT	265,277
4,473	BRE Properties, Inc. REIT	264,354
8,484	Brown & Brown, Inc.	267,161
4,311	Camden Property Trust REIT	266,506
4,659	CBOE Holdings, Inc.	242,361
5,955	Commerce Bancshares, Inc.(b)	258,864
4,127	Cullen/Frost Bankers, Inc.	305,481
10,683	Equity One, Inc. REIT	242,077
1,721	Essex Property Trust, Inc. REIT	272,555
1,766	Everest Re Group Ltd.	255,646
2,622	Federal Realty Investment Trust REIT	285,798
4,155	Hanover Insurance Group, Inc. (The)	230,727
7,368	HCC Insurance Holdings, Inc.	316,161
6,972	Highwoods Properties, Inc. REIT	258,940
5,109	Home Properties, Inc. REIT	284,827
6,522	Kemper Corp.	239,683
4,964	Kilroy Realty Corp. REIT	262,099
5,082	Mercury General Corp.	232,908
4,361	Mid-America Apartment Communities, Inc. REIT	281,459
15,757	New York Community Bancorp, Inc.	255,106
3,888	Prosperity Bancshares, Inc.	243,233
4,897	Regency Centers Corp. REIT	235,742
3,613	Reinsurance Group of America, Inc.	269,783
2,288	Signature Bank(b)	279,273
2,717	SL Green Realty Corp. REIT	254,773
3,983	StanCorp Financial Group, Inc.	255,908
10,284	UDR, Inc. REIT	250,313
7,746	W.R. Berkley Corp.	300,235
7,972	Weingarten Realty Investors REIT	231,108
4,956	Westamerica Bancorp.	244,628

		9,366,666

	Health Care - 10.2%
2,043	Bio-Rad Laboratories, Inc., Class A(b)	259,706
1,894	Cooper Cos., Inc. (The)	235,386
2,972	Henry Schein, Inc.(b)	341,453
2,211	IDEXX Laboratories, Inc.(b)	252,629
4,746	MEDNAX, Inc.(b)	264,068
4,270	Omnicare, Inc.	266,704

6,761	Owens & Minor, Inc.	$234,201
3,162	Teleflex, Inc.	296,090

		2,150,237

	Industrials - 8.9%
3,429	Carlisle Cos., Inc.	255,563
3,846	Crane Co.	242,913
2,325	Hubbell, Inc., Class B	271,397
3,654	IDEX Corp.	263,125
9,662	Rollins, Inc.	278,459
4,066	Wabtec Corp.	300,112
6,630	Waste Connections, Inc.	271,034

		1,882,603

	Information Technology - 6.5%
6,744	Broadridge Financial Solutions, Inc.	244,740
3,158	DST Systems, Inc.	287,378
5,115	Jack Henry & Associates, Inc.	285,315
7,404	Synopsys, Inc.(b)	295,123
4,879	Zebra Technologies Corp., Class A(b)	268,150

		1,380,706

	Materials - 5.0%
4,010	AptarGroup, Inc.	255,838
6,141	RPM International, Inc.	243,614
5,757	Silgan Holdings, Inc.	263,843
7,260	Sonoco Products Co.	300,419

		1,063,714

	Telecommunication Services - 1.2%
8,824	tw telecom, inc.(b)	259,955

	Utilities - 18.0%
5,619	Alliant Energy Corp.	291,963
9,924	Aqua America, Inc.	237,680
6,076	Atmos Energy Corp.	291,709
6,297	Cleco Corp.	307,671
11,749	Great Plains Energy, Inc.	289,965
10,341	Hawaiian Electric Industries, Inc.	269,073
5,318	IDACORP, Inc.	280,418
6,445	OGE Energy Corp.	219,581
10,604	PNM Resources, Inc.	261,389
11,492	Questar Corp.	267,994
6,475	UGI Corp.	280,950
8,068	Vectren Corp.	294,643
9,305	Westar Energy, Inc.	308,647
5,865	WGL Holdings, Inc.	221,580

		3,823,263

	Total Investments (Cost $20,338,732)(c)-100.0%	21,197,693
	Other assets less liabilities-0.0%	5,160

	Net Assets-100.0%	$21,202,853

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)

At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,441,728. The net unrealized

Schedule of Investments(a)

appreciation was $755,965 which consisted of aggregate gross unrealized appreciation of $1,280,616 and aggregate gross unrealized depreciation of $524,651.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 5.7%
755	Biglari Holdings, Inc.(b)	$329,905
2,917	Cracker Barrel Old Country Store, Inc.	288,812
6,844	Helen of Troy Ltd.(b)	376,694
12,465	Hillenbrand, Inc.	337,427
12,324	Interval Leisure Group, Inc.	325,354
7,944	Jack in the Box, Inc.(b)	401,728
6,110	Pool Corp.	331,040

		2,390,960

	Consumer Staples - 3.8%
6,072	Cal-Maine Foods, Inc.	305,907
4,283	J & J Snack Foods Corp.	377,332
4,684	Sanderson Farms, Inc.	348,256
11,144	Snyders-Lance, Inc.	297,656
4,276	TreeHouse Foods, Inc.(b)	281,532

		1,610,683

	Energy - 1.5%
3,815	Bristow Group, Inc.	273,879
4,062	SEACOR Holdings, Inc.(b)	341,939

		615,818

	Financials - 45.9%
15,316	Acadia Realty Trust REIT	389,792
10,340	Agree Realty Corp. REIT	295,621
10,395	American Assets Trust, Inc. REIT	347,921
21,692	Associated Estates Realty Corp. REIT	346,421
6,446	Bank of the Ozarks, Inc.	408,676
8,185	Banner Corp.	301,453
40,632	Brookline Bancorp, Inc.	361,625
28,048	Capstead Mortgage Corp. REIT	353,966
7,022	City Holding Co.	313,322
13,693	Columbia Banking System, Inc.	357,524
10,258	Community Bank System, Inc.	365,185
31,764	Cousins Properties, Inc. REIT	341,463
21,529	CVB Financial Corp.	321,213
21,168	Dime Community Bancshares, Inc.	345,885
6,409	EastGroup Properties, Inc. REIT	380,310
7,147	EPR Properties REIT	365,069
26,097	F.N.B. Corp.	308,988
22,084	First Financial Bancorp	366,153
23,880	Franklin Street Properties Corp. REIT	286,321
16,801	Getty Realty Corp. REIT	319,219
12,114	Glacier Bancorp, Inc.	320,173
14,500	Government Properties Income Trust REIT	358,150
14,945	Healthcare Realty Trust, Inc. REIT	342,539
10,264	Independent Bank Corp.	371,146
4,655	Infinity Property & Casualty Corp.	328,643
31,745	Inland Real Estate Corp. REIT	334,592
15,572	Interactive Brokers Group, Inc., Class A	330,126
32,435	Lexington Realty Trust REIT	350,622
7,960	LTC Properties, Inc. REIT	302,082
10,189	MB Financial, Inc.	286,311
31,832	National Penn Bancshares, Inc.	330,416
6,472	Navigators Group, Inc. (The)(b)	385,925
14,821	NBT Bancorp, Inc.	356,297

31,152	Northwest Bancshares, Inc.	$437,997
23,209	Oritani Financial Corp.	365,310
7,959	PacWest Bancorp	319,235
8,876	Post Properties, Inc. REIT	416,551
8,732	ProAssurance Corp.	405,689
33,655	Prospect Capital Corp.	365,830
18,084	Provident Financial Services, Inc.	313,215
5,028	PS Business Parks, Inc. REIT	395,050
7,900	RLI Corp.	329,114
6,788	Safety Insurance Group, Inc.	367,095
6,909	Saul Centers, Inc. REIT	321,959
13,108	Selective Insurance Group, Inc.	308,300
8,935	Simmons First National Corp., Class A	308,525
4,623	Sovran Self Storage, Inc. REIT	313,948
26,725	Sterling Bancorp	336,735
12,207	Tanger Factory Outlet Centers, Inc. REIT	407,470
6,514	Tompkins Financial Corp.	305,507
51,920	TrustCo Bank Corp. NY	339,038
5,444	UMB Financial Corp.	322,775
10,957	United Bankshares, Inc.	327,505
18,989	Urstadt Biddle Properties, Inc., Class A REIT	356,234
15,603	ViewPoint Financial Group, Inc.	384,146
9,204	Wintrust Financial Corp.	403,411

		19,423,788

	Health Care - 6.8%
13,451	Almost Family, Inc.(b)	409,045
7,767	AmSurg Corp.(b)	324,272
3,329	Analogic Corp.	318,419
10,137	CONMED Corp.	425,247
8,809	Greatbatch, Inc.(b)	374,471
9,543	Haemonetics Corp.(b)	361,584
6,572	Neogen Corp.(b)	276,155
8,355	West Pharmaceutical Services, Inc.	396,445

		2,885,638

	Industrials - 15.3%
12,989	ABM Industries, Inc.	346,287
8,449	Actuant Corp.	289,125
4,738	American Science & Engineering, Inc.	324,032
6,698	Applied Industrial Technologies, Inc.	338,517
12,201	Brady Corp., Class A	333,819
5,716	Cubic Corp.	283,113
6,590	EnPro Industries, Inc.(b)	478,038
8,215	Forward Air Corp.	365,896
11,374	Healthcare Services Group, Inc.	308,577
27,537	Heartland Express, Inc.	579,929
8,536	Hub Group, Inc., Class A(b)	353,817
19,910	Knight Transportation, Inc.	425,078
5,045	Moog, Inc., Class A(b)	303,003
5,257	Mueller Industries, Inc.	327,196
4,619	National Presto Industries, Inc.(b)	351,460
4,095	Teledyne Technologies, Inc.(b)	376,208
5,626	Toro Co. (The)	356,463
3,222	UniFirst Corp.	340,888

		6,481,446

	Information Technology - 5.4%
4,469	Anixter International, Inc.	392,021
10,715	ATMI, Inc.(b)	296,591
4,378	CACI International, Inc., Class A(b)	324,060
3,418	FEI Co.	320,335
8,393	Forrester Research, Inc.	315,073
4,940	MTS Systems Corp.	347,430
13,639	TeleTech Holdings, Inc.(b)	297,603

		2,293,113

	Materials - 3.1%
15,670	Calgon Carbon Corp.(b)	318,258
5,112	Kaiser Aluminum Corp.	356,869

Schedule of Investments(a)

6,136	Schweitzer-Mauduit International, Inc.	$283,053
5,661	Stepan Co.	358,851

		1,317,031

	Utilities - 12.4%
8,725	ALLETE, Inc.	436,076
10,843	American States Water Co.	307,941
15,557	Avista Corp.	448,508
10,714	El Paso Electric Co.	390,311
9,130	Laclede Group, Inc. (The)	418,976
7,918	New Jersey Resources Corp.	361,061
10,390	Northwest Natural Gas Co.	431,808
9,437	NorthWestern Corp.	426,647
11,503	Piedmont Natural Gas Co., Inc.	379,829
6,766	South Jersey Industries, Inc.	360,898
7,608	Southwest Gas Corp.	408,778
10,240	UIL Holdings Corp.	395,981
7,803	UNS Energy Corp.	467,244

		5,234,058

	Total Investments (Cost $40,841,081)(c)-99.9%	42,252,535
	Other assets less liabilities-0.1%	34,378

	Net Assets-100.0%	$42,286,913

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $40,994,707. The net unrealized appreciation was $1,257,828 which consisted of aggregate gross unrealized appreciation of $1,908,935 and aggregate gross unrealized depreciation of $651,107.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2014, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$43,962,552	$—	$0	$43,962,552

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$717,842,089	$272,407	$0	$718,114,496

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$107,866,937	$17,819	$0	$107,884,756

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$347,268,994	$—	$0	$347,268,994

PowerShares Global Clean Energy Portfolio
Equity Securities	$98,113,974	$—	$57,667	$98,171,641

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	$24,870,987	$—	$0	$24,870,987

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$144,224,279	$—	$144,224,279
Money Market Fund	357,731	—	—	357,731

Total Investments	$357,731	$144,224,279	$—	$144,582,010

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$596,240,589	$—	$596,240,589
Money Market Fund	1,434,726	—	—	1,434,726

Total Investments	$1,434,726	$596,240,589	$—	$597,675,315

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$166,909,465	$—	$166,909,465
Foreign Government Debt Securities	—	32,110,708	—	32,110,708
Money Market Fund	11,102,874	—	—	11,102,874

Total Investments	$11,102,874	$199,020,173	$—	$210,123,047

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$1,780,827,621	$—	$1,780,827,621
Money Market Fund	15,961,011	—	—	15,961,011

Total Investments	$15,961,011	$1,780,827,621	$—	$1,796,788,632

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$621,475,749	$—	$621,475,749
Money Market Fund	1,020,231	—	—	1,020,231

Total Investments	$1,020,231	$621,475,749	$—	$622,495,980

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$26,178,873	$—	$26,178,873
Money Market Fund	64,285	—	—	64,285

Total Investments	$64,285	$26,178,873	$—	$26,243,158

PowerShares S&P International Developed High Beta Portfolio
Equity Securities	$5,712,178	$—	$0	$5,712,178

PowerShares Senior Loan Portfolio
Senior Floating Rate Loans	$—	$5,827,822,924	$—	$5,827,822,924
Corporate Bonds	—	596,907,796	—	596,907,796
Money Market Fund	429,705,052	—	—	429,705,052

Total Investments	$429,705,052	$6,424,730,720	$—	$6,854,435,772

Significant Event

At a meeting held on December 17, 2013, the Board of Trustees of the Trust approved the liquidation of PowerShares MENA Frontier Countries Portfolio and PowerShares KBW International Financial Portfolio. The last day of trading in these Funds was February 18, 2014. Investors, who have elected not to sell their shares before February 18, 2014, received cash equal to the amount of the net asset value of their shares, which included any capital gains and dividends, on February 26, 2014.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 31, 2014

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 31, 2014